UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-06719

Sterling Capital Funds

(Exact name of registrant as specified in charter)

434 Fayetteville St., Suite 500
Raleigh, NC 27601

(Address of principal executive offices) (Zip code)

James T. Gillespie, President
Sterling Capital Funds
434 Fayetteville St., Suite 500
Raleigh, NC 27601

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

March 31

2024 Semi-Annual Report

STERLING
CAPITAL FUNDS

Sterling Capital Funds

(This page is intentionally left blank.)

Letter from the President and the Investment Advisor

Dear Shareholders:

We are pleased to present this Sterling Capital Funds Semi-Annual Report covering the six months from October 1, 2023, to March 31, 2024.

Equity markets posted strongly positive returns over the six months through March 31, 2024. Share prices and investor sentiment rebounded in the fourth quarter of 2023 following a challenging third quarter, when concerns over inflation and the health of the global economy appeared to influence investor behavior. Shares rebounded from October market lows after the November U.S. payrolls report indicated the domestic labor market was finally cooling off. Investor sentiment remained higher through December, helping to push domestic equities to double-digit returns for the fourth quarter.

Across the fourth quarter of 2024, smaller-cap stocks outperformed their large-cap counterparts across both domestic and international markets, while U.S. equities edged out international markets. For instance, small-cap U.S. companies, as measured by the Russell 2000® Index, gained 13.4% for the quarter, compared to large-cap U.S. companies, as measured by the S&P 500® Index, which gained 11.1%. By comparison, large-cap international stocks gained 8.8% for the quarter, as measured by the MSCI EAFE Large Cap (LC) Index.

Gains were not universal across domestic markets, however. Weak oil prices continued to weigh on the Energy sector, which was the only sector of the S&P 500 to post a decline for the quarter. The period capped off a challenging year for energy stocks, which posted a decline of 1.4% for 2023. By comparison, optimism around easing inflation and the potential for future interest rate cuts helped the Real Estate sector lead returns across industries for the fourth quarter with a gain of 18.8%. The Information Technology sector also posted strong returns, with a full-year return of 57.8%, driven in large part by stellar returns from NVIDIA, Microsoft, and Apple share prices, which rose 239%, 58.0%, and 49.0% for the year, respectively.

Investor optimism carried into the first quarter of 2024, helping drive the S&P 500 to a new record high by the end of the quarter. The gains came despite mixed signs in inflation and payroll data. Investors appeared to be less reactive to changes in rate cut expectations in the first quarter than they had been in the prior year, as comments from Federal Reserve (Fed) Chairman Jerome Powell that rate cuts might be pushed out later in the year failed to dampen investor enthusiasm. Earnings growth also supported market gains during the quarter.

Large-cap stocks generally led the way during the first quarter, although the gains were distributed across a greater number of companies in the index compared to 2023, when they were mostly concentrated among mega cap stocks. The S&P 500 gained 10.6% for the first quarter, compared to 2.4% for domestic small-cap stocks, as measured by the Russell 2000 Index. International large-cap stocks lagged for the quarter, with the MSCI EAFE LC posting a 5.8% gain. In the broader U.S. market, the Technology and Energy sectors led the field in the first quarter, while Real Estate was the only sector to post a decline.

Yields on U.S. Treasuries declined rapidly in the final two months of 2023 on the prospects of future interest rate cuts and the Fed’s decision to keep the federal funds target rate unchanged during the quarter. Yields declined across the entire yield curve, although short-term yields dropped further than longer-term yields. The sharp decline in yields drove bond prices higher, which led the Bloomberg U.S. Aggregate Bond Index to gain 6.8% for the fourth quarter, finishing 2023 in positive territory. Corporate bonds also performed well for the quarter, supported by strong fundamentals and the prospects of future interest rate cuts. Investors rushed to lock in attractive yields in anticipation of lower rates in 2024, with corporate bonds among the largest beneficiaries of this trend.

The decline in yields reversed course in the first quarter of 2024 on stronger-than-expected economic data and signs of persistent inflation. Markets began the year anticipating six rate cuts from the Fed through 2024, only to end the quarter with that number dropping to just three. Yields on U.S. Treasuries climbed higher across the curve as a result, with short-term yields rising higher than long-term yields. Corporate bonds managed to perform well in this environment despite high inflation and a surge of issuance. Investor demand for yield helped high-yield bonds outperform for the quarter.

Based on the macroeconomic data from the six-month period under review, the U.S. economy remained strong in the face of elevated interest rates. U.S. gross domestic product (GDP) increased at an annualized rate of 3.4% in the final quarter of 2023, although it slowed to a rate of 1.6% in the first quarter of 2024. The monthly unemployment rate was also steady throughout the period, beginning and ending at 3.8%. Inflation data showed initial signs of easing, although progress stalled near the end of the first quarter. The Fed’s preferred inflation gauge, the Personal Consumption Expenditures (PCE) index, registered 3.5% in October and 3.2% in November. After measuring 2.5% for January and February, it rose slightly to 2.7% in March, triggering renewed concerns.

The S&P 500 gained 23.48% (total return) during the six months under review, while the Russell 2000 gained 19.71% (total return). International markets generally fared worse than domestic markets, with the MSCI EAFE Index adding 16.48% (net return) and the MSCI Emerging Markets Index gaining 10.42% (net return) for the six months.

We continue to monitor the evolving economic and market climate and manage the Sterling Capital Funds accordingly. Thank you for your confidence in Sterling Capital Management. We look forward to serving your investment needs during the months and years ahead.

Sincerely,

James T. Gillespie

President

Sterling Capital Funds

Jeffrey J. Schappe, CFA®

Managing Director

Sterling Capital Management LLC

Specific securities identified and described do not represent all of the securities purchased, sold or recommended to clients. There are no assurances that securities identified will be profitable investments. The securities described are neither a recommendation nor a solicitation. Security information is being obtained from resources the firm believes to be accurate, but no warrant is made as to the accuracy or completeness of the information.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

“Bloomberg®” and the Bloomberg indices are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by Sterling Capital Management LLC and its affiliates. Bloomberg is not affiliated with Sterling Capital Management LLC or its affiliates, and Bloomberg does not approve, endorse, review, or recommend the product(s) presented herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the product(s) presented herein. It operates the Bloomberg U.S. Aggregate Bond Index referenced herein, among others.

LSEG Group, the parent company of FTSE Russell, is a global finance company headquartered in London, UK and is a provider of investment data, indices, and analytics across multiple asset classes. FTSE Russell operates the Russell 2000® Index referenced herein, among others.

MSCI Inc. is an American finance company headquartered in New York, NY. MSCI is a global provider of equity, fixed income, real estate indexes, multi-asset portfolio analysis tools, ESG and climate products. It operates the MSCI Europe/Australasia/Far East (EAFE) Indices (EAFE) and the MSCI Emerging Markets Indices referenced herein, among others.

“S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole.

A yield curve is a line that plots the yields of bond of similar credit quality but different maturity dates.

Real gross domestic product (GDP) is an inflation-adjusted measure that reflects the value of all goods and services produced by an economy in a given year, expressed in base-year prices.

The core Personal Consumption Expenditure (core PCE) Index is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services.

Past performance does not guarantee future results. Mutual fund investing involves risk including the possible loss of principal.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. Sterling Capital Management LLC (“Sterling Capital”) serves as investment advisor to the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”) and is paid a fee for its services. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Truist Financial Corporation (“Truist”) or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds currently are distributed by Sterling Capital Distributors, LLC. The distributor is not affiliated with Truist Financial Corporation or its affiliates.

The foregoing information and opinions are for general information only. Sterling Capital does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or as offering individual or personalized investment advice.

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Funds invested, as a percentage of net assets, in the following industries, countries, states, funds or security types, as of March 31, 2024:

Sterling Capital Behavioral Large Cap Value Equity Fund	Percentage of net assets
Air Freight & Logistics	1.6%
Automobiles	2.0%
Banks	8.3%
Beverages	0.4%
Biotechnology	6.0%
Broadline Retail	0.3%
Building Products	1.0%
Capital Markets	3.8%
Chemicals	0.7%
Construction Materials	0.6%
Consumer Finance	2.8%
Consumer Staples Distribution & Retail	2.9%
Diversified Consumer Services	0.6%
Diversified Telecommunication Services	2.6%
Electric Utilities	3.2%
Electrical Equipment	0.4%
Electronic Equipment, Instruments & Components	1.5%
Financial Services	2.8%
Food Products	1.2%
Health Care Providers & Services	7.3%
Hotel & Resort REITs	0.4%
Hotels, Restaurants & Leisure	1.9%
Household Durables	2.7%
Household Products	1.0%
Independent Power and Renewable Electricity Producers	0.6%
Industrial Conglomerates	1.6%
Insurance	5.0%
Interactive Media & Services	1.4%
IT Services	2.5%
Machinery	5.4%
Media	2.0%
Metals & Mining	2.7%
Mortgage Real Estate Investment Trusts (REITs)	0.8%
Office REITs	0.3%
Oil, Gas & Consumable Fuels	7.3%
Passenger Airlines	0.4%
Pharmaceuticals	0.7%
Professional Services	0.2%
Retail REITs	1.5%
Semiconductors & Semiconductor Equipment	5.0%
Specialized REITs	1.1%
Specialty Retail	1.8%
Technology Hardware, Storage & Peripherals	0.3%
Tobacco	1.4%
Trading Companies & Distributors	1.2%
Wireless Telecommunication Services	0.1%
Money Market Fund	0.6%
99.9%
Sterling Capital Mid Value Fund	Percentage of net assets
Automobile Components	2.9%
Banks	5.6%
Broadline Retail	1.5%
Chemicals	3.3%
Consumer Finance	5.9%
Consumer Staples Distribution & Retail	5.5%
Containers & Packaging	2.4%
Electric Utilities	1.8%
Electrical Equipment	2.1%
Entertainment	2.6%
Financial Services	9.5%
Food Products	1.4%
Health Care Providers & Services	8.9%
Hotels, Restaurants & Leisure	2.2%
Household Durables	2.9%
Household Products	—%*
Insurance	5.5%
Interactive Media & Services	1.4%
Life Sciences Tools & Services	1.8%
Machinery	3.4%
Media	1.8%
Multi-Utilities	3.1%
Oil, Gas & Consumable Fuels	3.5%
Professional Services	10.8%
Real Estate Management & Development	2.9%
Software	1.3%
Textiles, Apparel & Luxury Goods	1.2%
Trading Companies & Distributors	3.2%
Money Market Fund	1.5%
99.9%

*	Amount represents less than 0.05%.

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Behavioral Small Cap Value Equity Fund	Percentage of net assets
Banks	14.1%
Beverages	0.2%
Broadline Retail	0.7%
Building Products	4.4%
Capital Markets	0.4%
Chemicals	0.7%
Commercial Services & Supplies	0.9%
Construction & Engineering	1.5%
Consumer Finance	0.9%
Consumer Staples Distribution & Retail	0.8%
Diversified Consumer Services	1.3%
Diversified REITs	0.9%
Diversified Telecommunication Services	0.3%
Electric Utilities	2.4%
Electrical Equipment	2.2%
Electronic Equipment, Instruments & Components	2.9%
Energy Equipment & Services	1.5%
Entertainment	0.8%
Financial Services	4.5%
Food Products	0.8%
Gas Utilities	0.3%
Health Care Equipment & Supplies	1.7%
Health Care Providers & Services	4.5%
Health Care Technology	1.0%
Hotel & Resort REITs	2.8%
Household Durables	4.1%
Household Products	0.7%
Industrial REITs	0.5%
Insurance	4.2%
Interactive Media & Services	0.2%
IT Services	0.1%
Leisure Products	0.4%
Machinery	1.0%
Marine Transportation	1.0%
Media	0.7%
Metals & Mining	3.7%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Multi-Utilities	0.7%
Office REITs	1.6%
Oil, Gas & Consumable Fuels	8.4%
Paper & Forest Products	0.4%
Passenger Airlines	0.8%
Pharmaceuticals	2.1%
Professional Services	0.4%
Real Estate Management & Development	0.8%
Retail REITs	0.9%
Semiconductors & Semiconductor Equipment	1.6%
Software	0.7%
Specialized REITs	1.7%
Specialty Retail	3.3%
Technology Hardware, Storage & Peripherals	0.7%
Textiles, Apparel & Luxury Goods	1.3%
Trading Companies & Distributors	3.2%
Money Market Fund	1.2%
99.9%
Sterling Capital Special Opportunities Fund	Percentage of net assets
Automobile Components	3.0%
Broadline Retail	5.6%
Capital Markets	6.7%
Communications Equipment	3.0%
Construction Materials	2.0%
Consumer Staples Distribution & Retail	2.6%
Containers & Packaging	3.2%
Electronic Equipment, Instruments & Components	3.6%
Entertainment	3.0%
Financial Services	7.9%
Health Care Providers & Services	6.4%
Interactive Media & Services	4.2%
IT Services	6.0%
Life Sciences Tools & Services	7.4%
Media	1.0%
Oil, Gas & Consumable Fuels	2.1%
Pharmaceuticals	4.1%
Professional Services	4.4%
Real Estate Management & Development	2.1%
Semiconductors & Semiconductor Equipment	7.2%
Software	10.3%
Wireless Telecommunication Services	3.4%
Money Market Fund	0.8%
100.0%

Sterling Capital Equity Income Fund	Percentage of net assets
Air Freight & Logistics	0.8%
Beverages	4.0%
Biotechnology	3.9%
Capital Markets	19.7%
Chemicals	3.0%
Consumer Finance	0.5%
Containers & Packaging	4.5%
Food Products	4.3%
Health Care Equipment & Supplies	3.7%
Health Care Providers & Services	7.1%
Insurance	4.7%
IT Services	3.8%
Oil, Gas & Consumable Fuels	1.8%
Pharmaceuticals	2.6%
Professional Services	6.8%
Semiconductors & Semiconductor Equipment	7.4%
Software	5.6%
Specialized REITs	2.9%
Specialty Retail	3.5%
Tobacco	3.0%
Trading Companies & Distributors	4.6%
Money Market Fund	1.7%
99.9%

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Behavioral International Equity Fund	Percentage of net assets
Australia	5.2%
Belgium	1.1%
Bermuda	0.8%
Cayman Islands	0.8%
Denmark	2.0%
Finland	1.2%
France	13.5%
Germany	9.5%
Hong Kong	1.7%
Ireland	0.4%
Israel	1.8%
Italy	4.4%
Japan	22.3%
Luxembourg	0.9%
Netherlands	6.2%
Norway	0.7%
Singapore	1.4%
Spain	4.2%
Sweden	2.2%
Switzerland	6.3%
United Kingdom	11.1%
Money Market Fund	1.1%
98.8%

Sterling Capital Mid Cap Relative Value Fund	Percentage of net assets
Automobile Components	1.6%
Banks	3.9%
Building Products	3.7%
Capital Markets	3.2%
Chemicals	3.6%
Communications Equipment	1.0%
Construction & Engineering	2.0%
Consumer Staples Distribution & Retail	5.9%
Containers & Packaging	5.0%
Electronic Equipment, Instruments & Components	7.4%
Entertainment	2.1%
Financial Services	3.4%
Food Products	2.2%
Gas Utilities	2.6%
Health Care Equipment & Supplies	3.4%
Household Durables	1.6%
Industrial REITs	2.2%
Insurance	7.3%
Life Sciences Tools & Services	7.1%
Machinery	2.5%
Multi-Utilities	2.1%
Office REITs	1.2%
Oil, Gas & Consumable Fuels	6.6%
Professional Services	3.1%
Real Estate Management & Development	1.4%
Residential REITs	1.6%
Semiconductors & Semiconductor Equipment	1.0%
Software	3.5%
Specialized REITs	1.5%
Trading Companies & Distributors	3.2%
Money Market Fund	3.1%
100.0%
Sterling Capital Real Estate Fund	Percentage of net assets
Data Center	11.3%
Diversified	1.9%
Health Care	9.5%
Hotel & Resort	3.6%
Industrial	14.7%
Multi-Family Residential	12.3%
Office	4.3%
Other Specialized	3.6%
Real Estate Development	1.4%
Retail	11.8%
Self-Storage	6.8%
Single-Family Residential	3.9%
Telecom Tower	12.1%
Money Market Fund	2.3%
99.5%

Sterling Capital Small Cap Value Fund	Percentage of net assets
Aerospace & Defense	4.0%
Automobile Components	2.2%
Banks	12.3%
Capital Markets	2.2%
Chemicals	3.2%
Construction & Engineering	2.8%
Consumer Staples Distribution & Retail	9.4%
Electric Utilities	2.0%
Electrical Equipment	2.7%
Electronic Equipment, Instruments & Components	7.0%
Entertainment	1.7%
Gas Utilities	2.5%
Household Durables	4.6%
Industrial REITs	3.1%
Insurance	6.5%
Life Sciences Tools & Services	3.2%
Machinery	6.9%
Office REITs	1.3%
Oil, Gas & Consumable Fuels	4.1%
Professional Services	3.5%
Retail REITs	1.3%
Semiconductors & Semiconductor Equipment	4.3%
Software	3.3%
Trading Companies & Distributors	4.8%
Money Market Fund	1.1%
100.0%

Sterling Capital Ultra Short Bond Fund	Percentage of net assets
Asset Backed Securities	23.0%
Collateralized Mortgage Obligations	4.7%
Commercial Mortgage-Backed Securities	10.8%
Corporate Bonds	53.2%
Preferred Stocks	1.8%
U.S. Treasury Bills	3.6%
Money Market Fund	1.9%
99.0%

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Short Duration Bond Fund	Percentage of net assets
Asset Backed Securities	20.7%
Collateralized Mortgage Obligations	3.4%
Commercial Mortgage-Backed Securities	8.4%
Corporate Bonds	63.5%
Municipal Bonds	1.7%
Preferred Stocks	0.7%
U.S. Treasury Notes	1.1%
Money Market Fund	0.1%
99.6%

Sterling Capital Intermediate U.S. Government Fund	Percentage of net assets
Asset Backed Securities	2.0%
Collateralized Mortgage Obligations	22.9%
Commercial Mortgage-Backed Securities	19.6%
Corporate Bonds	2.1%
Mortgage-Backed Securities	31.6%
Municipal Bonds	0.7%
U.S. Government Agencies	13.2%
U.S. Treasury Notes	7.1%
Money Market Fund	0.3%
99.5%

Sterling Capital Total Return Bond Fund	Percentage of net assets
Asset Backed Securities	9.2%
Collateralized Mortgage Obligations	3.4%
Commercial Mortgage-Backed Securities	9.5%
Corporate Bonds	29.0%
Mortgage-Backed Securities	27.4%
Municipal Bonds	2.8%
U.S. Government Agencies	0.6%
U.S. Treasury Bonds	5.1%
U.S. Treasury Notes	12.6%
Money Market Fund	0.2%
99.8%

Sterling Capital Long Duration Corporate Bond Fund	Percentage of net assets
Corporate Bonds	96.1%
U.S. Government Agencies	0.2%
U.S. Treasury Bonds	1.5%
Money Market Fund	1.4%
99.2%

Sterling Capital Quality Income Fund	Percentage of net assets
Asset Backed Securities	14.4%
Collateralized Mortgage Obligations	24.2%
Commercial Mortgage-Backed Securities	17.9%
Corporate Bonds	0.2%
Mortgage-Backed Securities	37.4%
U.S. Government Agencies	0.5%
U.S. Treasury Bonds	3.1%
U.S. Treasury Notes	1.7%
Money Market Fund	0.4%
99.8%
Sterling Capital North Carolina Intermediate Tax-Free Fund	Percentage of net assets
North Carolina Municipal Bonds	98.5%
Money Market Fund	0.4%
98.9%

Sterling Capital South Carolina Intermediate Tax-Free Fund	Percentage of net assets
South Carolina Municipal Bonds	96.1%
Money Market Fund	4.0%
100.1%

Sterling Capital Virginia Intermediate Tax-Free Fund	Percentage of net assets
Virginia Municipal Bonds	95.3%
Money Market Fund	3.8%
99.1%

Sterling Capital West Virginia Intermediate Tax-Free Fund	Percentage of net assets
West Virginia Municipal Bonds	97.0%
Money Market Fund	2.4%
99.4%

Sterling Capital Funds

Expense Example (Unaudited)

As a shareholder of the Sterling Capital Funds (each, a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period* 10/1/23 - 3/31/24	Annualized Expense Ratio During Period 10/1/23 - 3/31/24
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	$1,000.00	$4.95	0.99%
Class C Shares	1,000.00	1,000.00	8.70	1.74%
Institutional Shares	1,000.00	1,000.00	3.70	0.74%
Class R6 Shares	1,000.00	1,000.00	3.30	0.66%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,000.00	5.70	1.14%
Class C Shares	1,000.00	1,000.00	9.45	1.89%
Institutional Shares	1,000.00	1,000.00	4.45	0.89%
Class R6 Shares	1,000.00	1,000.00	4.05	0.81%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	1,212.87	6.14	1.11%
Class C Shares	1,000.00	1,208.29	10.27	1.86%
Institutional Shares	1,000.00	1,213.84	4.76	0.86%
Class R6 Shares	1,000.00	1,214.37	4.43	0.80%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,000.00	5.85	1.17%
Class C Shares	1,000.00	1,000.00	9.60	1.92%
Institutional Shares	1,000.00	1,000.00	4.60	0.92%
Class R6 Shares	1,000.00	1,000.00	4.10	0.82%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,000.00	5.35	1.07%
Class C Shares	1,000.00	1,000.00	9.10	1.82%
Institutional Shares	1,000.00	1,000.00	4.10	0.82%
Class R6 Shares	1,000.00	1,000.00	3.60	0.72%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	1,000.00	4.50	0.90%
Class C Shares	1,000.00	1,000.00	8.15	1.63%
Institutional Shares	1,000.00	1,000.00	3.25	0.65%
Class R6 Shares	1,000.00	1,000.00	3.00	0.60%
Sterling Capital Mid Cap Relative Value Fund
Class A Shares	1,000.00	1,209.47	6.19	1.12%
Class C Shares	1,000.00	1,205.74	9.76	1.77%
Institutional Shares	1,000.00	1,211.02	4.81	0.87%
Sterling Capital Real Estate Fund
Class A Shares	1,000.00	1,000.00	5.65	1.13%
Class C Shares	1,000.00	1,000.00	9.40	1.88%
Institutional Shares	1,000.00	1,000.00	4.40	0.88%
Class R6 Shares	1,000.00	1,000.00	4.05	0.81%

Sterling Capital Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period* 10/1/23 - 3/31/24	Annualized Expense Ratio During Period 10/1/23 - 3/31/24
Sterling Capital Small Cap Value Fund
Class A Shares	$1,000.00	$1,201.02	$7.15	1.30%
Class C Shares	1,000.00	1,196.56	11.26	2.05%
Institutional Shares	1,000.00	1,202.69	5.78	1.05%
Class R6 Shares	1,000.00	1,203.23	5.18	0.94%
Sterling Capital Ultra Short Bond Fund
Class A Shares	1,000.00	1,030.40	2.89	0.57%
Institutional Shares	1,000.00	1,031.68	1.63	0.32%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	1,000.00	3.70	0.74%
Class C Shares	1,000.00	1,000.00	7.45	1.49%
Institutional Shares	1,000.00	1,000.00	2.40	0.48%
Class R6 Shares	1,000.00	1,000.00	2.00	0.40%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,046.33	3.84	0.75%
Class C Shares	1,000.00	1,042.53	7.66	1.50%
Institutional Shares	1,000.00	1,046.38	2.56	0.50%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	1,062.21	3.61	0.70%
Class C Shares	1,000.00	1,056.96	7.46	1.45%
Institutional Shares	1,000.00	1,062.31	2.32	0.45%
Class R6 Shares	1,000.00	1,062.84	1.80	0.35%
Sterling Capital Long Duration Corporate Bond Fund
Class A Shares	1,000.00	1,115.57	3.70	0.70%
Class C Shares	1,000.00	1,109.83	7.75	1.47%
Institutional Shares	1,000.00	1,115.34	2.38	0.45%
Class R6 Shares	1,000.00	1,117.45	1.91	0.36%
Sterling Capital Quality Income Fund
Class A Shares	1,000.00	1,000.00	4.05	0.81%
Class C Shares	1,000.00	1,000.00	7.45	1.49%
Institutional Shares	1,000.00	1,000.00	2.80	0.56%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,000.00	4.25	0.85%
Class C Shares	1,000.00	1,000.00	8.00	1.60%
Institutional Shares	1,000.00	1,000.00	3.00	0.60%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,000.00	4.40	0.88%
Class C Shares	1,000.00	1,000.00	8.15	1.63%
Institutional Shares	1,000.00	1,000.00	3.15	0.63%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,051.93	4.51	0.88%
Class C Shares	1,000.00	1,048.87	7.63	1.49%
Institutional Shares	1,000.00	1,053.23	3.23	0.63%

Sterling Capital Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period* 10/1/23 - 3/31/24	Annualized Expense Ratio During Period 10/1/23 - 3/31/24
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$1,052.63	$4.41	0.86%
Class C Shares	1,000.00	1,049.53	7.38	1.44%
Institutional Shares	1,000.00	1,052.75	3.13	0.61%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period).

Sterling Capital Funds

Expense Example (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period* 10/1/23 - 3/31/24	Annualized Expense Ratio During Period 10/1/23 - 3/31/24
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	$1,020.05	$5.00	0.99%
Class C Shares	1,000.00	1,016.30	8.77	1.74%
Institutional Shares	1,000.00	1,021.30	3.74	0.74%
Class R6 Shares	1,000.00	1,021.70	3.34	0.66%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,019.30	5.76	1.14%
Class C Shares	1,000.00	1,015.55	9.52	1.89%
Institutional Shares	1,000.00	1,020.55	4.50	0.89%
Class R6 Shares	1,000.00	1,020.95	4.09	0.81%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	1,019.45	5.60	1.11%
Class C Shares	1,000.00	1,015.70	9.37	1.86%
Institutional Shares	1,000.00	1,020.70	4.34	0.86%
Class R6 Shares	1,000.00	1,021.00	4.04	0.80%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,019.15	5.91	1.17%
Class C Shares	1,000.00	1,015.40	9.67	1.92%
Institutional Shares	1,000.00	1,020.40	4.65	0.92%
Class R6 Shares	1,000.00	1,020.90	4.14	0.82%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,019.65	5.40	1.07%
Class C Shares	1,000.00	1,015.90	9.17	1.82%
Institutional Shares	1,000.00	1,020.90	4.14	0.82%
Class R6 Shares	1,000.00	1,021.40	3.64	0.72%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	1,020.50	4.55	0.90%
Class C Shares	1,000.00	1,016.85	8.22	1.63%
Institutional Shares	1,000.00	1,021.75	3.29	0.65%
Class R6 Shares	1,000.00	1,022.00	3.03	0.60%
Sterling Capital Mid Cap Relative Value Fund
Class A Shares	1,000.00	1,019.40	5.65	1.12%
Class C Shares	1,000.00	1,016.15	8.92	1.77%
Institutional Shares	1,000.00	1,020.65	4.39	0.87%

Sterling Capital Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period* 10/1/23 - 3/31/24	Annualized Expense Ratio During Period 10/1/23 - 3/31/24
Sterling Capital Real Estate Fund
Class A Shares	$1,000.00	$1,019.35	$5.70	1.13%
Class C Shares	1,000.00	1,015.60	9.47	1.88%
Institutional Shares	1,000.00	1,020.60	4.45	0.88%
Class R6 Shares	1,000.00	1,020.95	4.09	0.81%
Sterling Capital Small Cap Value Fund
Class A Shares	1,000.00	1,018.50	6.56	1.30%
Class C Shares	1,000.00	1,014.75	10.33	2.05%
Institutional Shares	1,000.00	1,019.75	5.30	1.05%
Class R6 Shares	1,000.00	1,020.30	4.75	0.94%
Sterling Capital Ultra Short Bond Fund
Class A Shares	1,000.00	1,022.15	2.88	0.57%
Institutional Shares	1,000.00	1,023.40	1.62	0.32%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	1,021.30	3.74	0.74%
Class C Shares	1,000.00	1,017.55	7.52	1.49%
Institutional Shares	1,000.00	1,022.60	2.43	0.48%
Class R6 Shares	1,000.00	1,023.00	2.02	0.40%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,021.25	3.79	0.75%
Class C Shares	1,000.00	1,017.50	7.57	1.50%
Institutional Shares	1,000.00	1,022.50	2.53	0.50%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	1,021.50	3.54	0.70%
Class C Shares	1,000.00	1,017.75	7.31	1.45%
Institutional Shares	1,000.00	1,022.75	2.28	0.45%
Class R6 Shares	1,000.00	1,023.25	1.77	0.35%
Sterling Capital Long Duration Corporate Bond Fund
Class A Shares	1,000.00	1,021.50	3.54	0.70%
Class C Shares	1,000.00	1,017.65	7.41	1.47%
Institutional Shares	1,000.00	1,022.75	2.28	0.45%
Class R6 Shares	1,000.00	1,023.20	1.82	0.36%
Sterling Capital Quality Income Fund
Class A Shares	1,000.00	1,020.95	4.09	0.81%
Class C Shares	1,000.00	1,017.55	7.52	1.49%
Institutional Shares	1,000.00	1,022.20	2.83	0.56%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.75	4.29	0.85%
Class C Shares	1,000.00	1,017.00	8.07	1.60%
Institutional Shares	1,000.00	1,022.00	3.03	0.60%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.60	4.45	0.88%
Class C Shares	1,000.00	1,016.85	8.22	1.63%
Institutional Shares	1,000.00	1,021.85	3.18	0.63%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.60	4.45	0.88%
Class C Shares	1,000.00	1,017.55	7.52	1.49%
Institutional Shares	1,000.00	1,021.85	3.18	0.63%

Sterling Capital Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period* 10/1/23 - 3/31/24	Annualized Expense Ratio During Period 10/1/23 - 3/31/24
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$1,020.70	$4.34	0.86%
Class C Shares	1,000.00	1,017.80	7.26	1.44%
Institutional Shares	1,000.00	1,021.95	3.08	0.61%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period).

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.3%

	Air Freight & Logistics — 1.6%
1,930	FedEx Corp.	$559,198

	Automobiles — 2.0%
9,580	Ford Motor Co.	127,222
12,870	General Motors Co.	583,655
		710,877

	Banks — 8.3%
3,220	Citigroup, Inc.	203,633
7,165	JPMorgan Chase & Co.	1,435,149
3,280	PNC Financial Services Group, Inc. (The)	530,048
14,550	Wells Fargo & Co.	843,318
		3,012,148
	Beverages — 0.4%
2,250	Molson Coors Beverage Co., Class B	151,313

	Biotechnology — 6.0%
2,530	AbbVie, Inc.	460,713
1,840	Amgen, Inc.	523,149
4,450	Exelixis, Inc.(a)	105,598
7,050	Gilead Sciences, Inc.	516,413
150	Regeneron Pharmaceuticals, Inc.(a)	144,373
1,020	Vertex Pharmaceuticals, Inc.(a)	426,370
		2,176,616

	Broadline Retail — 0.3%
2,310	eBay, Inc.	121,922

	Building Products — 1.0%
950	Builders FirstSource, Inc.(a)	198,123
1,000	Owens Corning	166,800
		364,923

	Capital Markets — 3.8%
1,050	Ameriprise Financial, Inc.	460,362
9,100	Bank of New York Mellon Corp. (The)	524,342
2,310	Invesco, Ltd.	38,323
5,175	Janus Henderson Group PLC	170,206
4,070	Lazard, Inc.	170,411
		1,363,644

	Chemicals — 0.7%
1,070	CF Industries Holdings, Inc.	89,034
1,425	RPM International, Inc.	169,504
		258,538

	Construction Materials — 0.6%
735	Eagle Materials, Inc.	199,736

	Consumer Finance — 2.8%
3,980	Capital One Financial Corp.	592,582
9,350	SLM Corp.	203,737
4,725	Synchrony Financial	203,742
		1,000,061
Shares		Fair Value
COMMON STOCKS — (continued)

	Consumer Staples Distribution & Retail — 2.9%
8,880	Kroger Co. (The)	$507,314
2,110	Target Corp.	373,913
3,330	U.S. Foods Holding Corp.(a)	179,720
		1,060,947

	Diversified Consumer Services — 0.6%
23,590	ADT, Inc.	158,525
400	Grand Canyon Education, Inc.(a)	54,484
		213,009

	Diversified Telecommunication Services — 2.6%
34,925	AT&T, Inc.	614,680
7,890	Verizon Communications, Inc.	331,064
		945,744

	Electric Utilities — 3.2%
3,340	Constellation Energy Corp.	617,399
3,185	Duke Energy Corp.	308,022
3,435	NRG Energy, Inc.	232,515
		1,157,936

	Electrical Equipment — 0.4%
510	Acuity Brands, Inc.	137,052

	Electronic Equipment, Instruments & Components — 1.5%
1,225	Jabil, Inc.	164,089
1,460	TD SYNNEX Corp.	165,126
4,450	Vontier Corp.	201,852
		531,067

	Financial Services — 2.8%
3,920	Apollo Global Management, Inc.	440,804
7,180	Corebridge Financial, Inc.	206,281
8,050	MGIC Investment Corp.	179,998
12,275	Western Union Co. (The)	171,605
		998,688

	Food Products — 1.2%
12,180	Kraft Heinz Co. (The)	449,442

	Health Care Providers & Services — 7.3%
820	Cardinal Health, Inc.	91,758
1,965	Cencora, Inc.	477,475
6,225	Centene Corp.(a)	488,538
1,640	Cigna Group (The)	595,632
1,190	DaVita, Inc.(a)	164,280
524	Elevance Health, Inc.	271,715
1,024	McKesson Corp.	549,734
		2,639,132

	Hotel & Resort REITs — 0.4%
6,900	Host Hotels & Resorts, Inc.	142,692

	Hotels, Restaurants & Leisure — 1.9%
115	Booking Holdings, Inc.	417,206
910	Expedia Group, Inc.(a)	125,352

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
March 31, 2024 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Hotels, Restaurants & Leisure — (continued)
850	Royal Caribbean Cruises, Ltd.(a)	$118,159
		660,717

	Household Durables — 2.7%
3,525	DR Horton, Inc.	580,039
1,250	Lennar Corp., Class A	214,975
1,350	Toll Brothers, Inc.	174,649
		969,663

	Household Products — 1.0%
860	Colgate-Palmolive Co.	77,443
1,125	Kimberly-Clark Corp.	145,519
5,370	Reynolds Consumer Products, Inc.	153,367
		376,329

	Independent Power and Renewable Electricity Producers — 0.6%
3,160	Vistra Corp.	220,094

	Industrial Conglomerates — 1.6%
5,550	3M Co.	588,688

	Insurance — 5.0%
6,075	Aflac, Inc.	521,600
250	Allstate Corp. (The)	43,252
1,670	Chubb, Ltd.	432,747
4,455	Prudential Financial, Inc.	523,017
700	Reinsurance Group of America, Inc.	135,016
2,610	Unum Group	140,053
		1,795,685

	Interactive Media & Services — 1.4%
270	Alphabet, Inc., Class C(a)	41,110
935	Meta Platforms, Inc., Class A	454,017
		495,127

	IT Services — 2.5%
2,525	Cognizant Technology Solutions Corp., Class A	185,057
3,660	International Business Machines Corp.	698,914
		883,971

	Machinery — 5.4%
2,300	Allison Transmission Holdings, Inc.	186,668
1,605	Caterpillar, Inc.	588,120
4,900	PACCAR, Inc.	607,061
1,050	Parker-Hannifin Corp.	583,580
		1,965,429

	Media — 2.0%
16,890	Comcast Corp., Class A	732,182

	Metals & Mining — 2.7%
2,910	Nucor Corp.	575,889
625	Reliance, Inc.	208,862
Shares		Fair Value
COMMON STOCKS — (continued)

	Metals & Mining — (continued)
1,400	Steel Dynamics, Inc.	$207,522
		992,273

	Mortgage Real Estate Investment Trusts (REITs) — 0.8%
13,375	Rithm Capital Corp.	149,265
7,150	Starwood Property Trust, Inc.	145,360
		294,625

	Office REITs — 0.3%
1,800	Boston Properties, Inc.	117,558

	Oil, Gas & Consumable Fuels — 7.3%
8,450	Antero Midstream Corp.	118,807
2,760	HF Sinclair Corp.	166,621
27,190	Kinder Morgan, Inc.	498,665
3,210	Marathon Petroleum Corp.	646,815
3,760	Phillips 66	614,158
3,500	Valero Energy Corp.	597,415
		2,642,481

	Passenger Airlines — 0.4%
9,900	American Airlines Group, Inc.(a)	151,965

	Pharmaceuticals — 0.7%
595	Jazz Pharmaceuticals PLC(a)	71,650
280	Merck & Co., Inc.	36,946
12,190	Viatris, Inc.	145,548
		254,144

	Professional Services — 0.2%
635	Science Applications International Corp.	82,798

	Retail REITs — 1.5%
3,415	Simon Property Group, Inc.	534,413

	Semiconductors & Semiconductor Equipment — 5.0%
2,460	Applied Materials, Inc.	507,326
346	Broadcom, Inc.	458,592
600	KLA Corp.	419,142
2,380	QUALCOMM, Inc.	402,934
		1,787,994

	Specialized REITs — 1.1%
3,150	EPR Properties	133,717
2,450	Gaming & Leisure Properties, Inc.	112,872
5,175	VICI Properties, Inc.	154,163
		400,752

	Specialty Retail — 1.8%
150	AutoZone, Inc.(a)	472,748
6,860	Gap, Inc. (The)	188,993
		661,741

Continued

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
March 31, 2024 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Technology Hardware, Storage & Peripherals — 0.3%
980	NetApp, Inc.	$102,871

	Tobacco — 1.4%
11,500	Altria Group, Inc.	501,630

	Trading Companies & Distributors — 1.2%
3,695	Core & Main, Inc., Class A(a)	211,539
1,025	Ferguson PLC	223,891
		435,430

	Wireless Telecommunication Services — 0.1%
320	T-Mobile U.S. Inc.	52,230

	Total Common Stocks
	(Cost $27,386,880)	35,895,475

MONEY MARKET FUND — 0.6%
203,939	Federated Treasury Obligations Fund, Institutional Shares, 5.17%(b)	203,939

	Total Money Market Fund
	(Cost $203,939)	203,939
Total Investments — 99.9%
(Cost $27,590,819)		36,099,414
Net Other Assets (Liabilities) — 0.1%		45,733
NET ASSETS — 100.0%		$36,145,147

(a)	Represents non-income producing security.

(b)	Represents the current yield as of report date.

Continued

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.4%

	Automobile Components — 2.9%
42,246	Gentex Corp.	$1,525,926

	Banks — 5.6%
6,503	M&T Bank Corp.	945,796
12,583	Pinnacle Financial Partners, Inc.	1,080,628
10,756	SouthState Corp.	914,583
		2,941,007

	Broadline Retail — 1.5%
14,665	eBay, Inc.	774,019

	Chemicals — 3.3%
29,699	Corteva, Inc.	1,712,741

	Consumer Finance — 5.9%
10,648	Discover Financial Services	1,395,846
78,257	SLM Corp.	1,705,220
		3,101,066

	Consumer Staples Distribution & Retail — 5.5%
6,552	Dollar General Corp.	1,022,505
10,202	Target Corp.	1,807,896
		2,830,401

	Containers & Packaging — 2.4%
15,880	Crown Holdings, Inc.	1,258,649

	Electric Utilities — 1.8%
22,463	Portland General Electric Co.	943,446

	Electrical Equipment — 2.1%
30,532	Sensata Technologies Holding PLC	1,121,746

	Entertainment — 2.6%
9,272	Take-Two Interactive Software, Inc.(a)	1,376,799

	Financial Services — 9.5%
13,393	Euronet Worldwide, Inc.(a)	1,472,292
13,409	Global Payments, Inc.	1,792,247
50,923	Radian Group, Inc.	1,704,393
		4,968,932

	Food Products — 1.4%
3,812	Hershey Co. (The)	741,434

	Health Care Providers & Services — 8.9%
21,599	Centene Corp.(a)	1,695,090
1,748	Cigna Group (The)	634,856
3,474	Humana, Inc.	1,204,505
2,077	McKesson Corp.	1,115,037
		4,649,488

	Hotels, Restaurants & Leisure — 2.2%
5,488	Hilton Worldwide Holdings, Inc.	1,170,645

	Household Durables — 2.9%
11,475	Mohawk Industries, Inc.(a)	1,501,963
Shares		Fair Value
COMMON STOCKS — (continued)

	Household Products — 0.0%
24,177	GCI Liberty Escrow Shares(a)(b)	$–

	Insurance — 5.5%
11,261	Globe Life, Inc.	1,310,443
1,021	Markel Group, Inc.(a)	1,553,431
		2,863,874

	Interactive Media & Services — 1.4%
13,708	IAC, Inc.(a)	731,185

	Life Sciences Tools & Services — 1.8%
22,995	Fortrea Holdings, Inc.(a)	923,019

	Machinery — 3.4%
64,416	Trinity Industries, Inc.	1,793,986

	Media — 1.8%
16,300	Liberty Broadband Corp., Class C(a)	932,849

	Multi-Utilities — 3.1%
59,522	NiSource, Inc.	1,646,379

	Oil, Gas & Consumable Fuels — 3.5%
6,922	Pioneer Natural Resources Co.	1,817,025

	Professional Services — 10.8%
15,631	ASGN, Inc.(a)	1,637,503
10,118	Jacobs Solutions, Inc.	1,555,440
5,358	Paycom Software, Inc.	1,066,296
21,941	SS&C Technologies Holdings, Inc.	1,412,342
		5,671,581

	Real Estate Management & Development — 2.9%
15,521	CBRE Group, Inc., Class A(a)	1,509,262

	Software — 1.3%
52,705	NCR Voyix Corp.(a)	665,664

	Textiles, Apparel & Luxury Goods — 1.2%
7,464	Columbia Sportswear Co.	605,928

	Trading Companies & Distributors — 3.2%
32,605	Air Lease Corp.	1,677,201

	Total Common Stocks
	(Cost $37,967,180)	51,456,215

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments — (continued)
March 31, 2024 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.5%

795,336	Federated Treasury Obligations Fund, Institutional Shares, 5.17%(c)	$795,336

	Total Money Market Fund
	(Cost $795,336)	795,336
Total Investments — 99.9%
(Cost $38,762,516)		52,251,551
Net Other Assets (Liabilities) — 0.1%		28,250
NET ASSETS — 100.0%		$52,279,801

(a)	Represents non-income producing security.

(b)	The fair value of this security has been determined in good faith under policies approved by the Board of Trustees.

(c)	Represents the current yield as of report date.

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments

March 31, 2024 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.7%

	Banks — 14.1%
12,600	Amalgamated Financial Corp.	$302,400
26,410	Associated Banc-Corp.	568,079
10,374	Axos Financial, Inc.(a)	560,611
31,880	Banc of California, Inc.	484,895
7,178	Bank OZK	326,312
17,061	BankUnited, Inc.	477,708
16,313	Business First Bancshares, Inc.	363,454
14,860	Byline Bancorp, Inc.	322,759
12,474	Cathay General Bancorp	471,891
15,003	Central Pacific Financial Corp.	296,309
7,850	Community Trust Bancorp, Inc.	334,803
26,430	CrossFirst Bankshares, Inc.(a)	365,791
11,156	Customers Bancorp, Inc.(a)	591,937
4,130	East West Bancorp, Inc.	326,724
6,612	First Financial Corp.	253,438
30,170	Fulton Financial Corp.	479,401
12,730	Hancock Whitney Corp.	586,089
2,300	Hanmi Financial Corp.	36,616
38,793	Hope Bancorp, Inc.	446,508
12,982	Independent Bank Corp.	329,094
5,209	Mercantile Bank Corp.	200,494
11,840	Midland States Bancorp, Inc.	297,539
6,422	Northeast Bank	355,394
19,347	Northeast Community Bancorp, Inc.	304,328
16,673	OFG Bancorp	613,733
39,660	Old National Bancorp	690,481
4,214	Popular, Inc.	371,211
4,822	Preferred Bank	370,185
15,170	Premier Financial Corp.	307,951
6,350	QCR Holdings, Inc.	385,699
12,586	RBB Bancorp	226,674
9,983	South Plains Financial, Inc.	267,145
16,020	Trustmark Corp.	450,322
3,700	UMB Financial Corp.	321,863
17,290	Univest Financial Corp.	359,978
5,840	Webster Financial Corp.	296,497
4,540	Western Alliance Bancorp	291,423
3,469	Wintrust Financial Corp.	362,129
7,390	Zions Bancorp NA	320,726
		14,718,591

	Beverages — 0.2%
2,605	Molson Coors Beverage Co., Class B	175,186

	Broadline Retail — 0.7%
1,516	Dillard's, Inc., Class A	715,006

	Building Products — 4.4%
4,731	American Woodmark Corp.(a)	480,953
6,501	Apogee Enterprises, Inc.	384,859
3,097	Builders FirstSource, Inc.(a)	645,879
1,870	Griffon Corp.	137,146
26,189	JELD-WEN Holding, Inc.(a)	555,993
26,670	Masterbrand, Inc.(a)	499,796
3,865	Owens Corning	644,682
11,983	Quanex Building Products Corp.	460,507
Shares		Fair Value
COMMON STOCKS — (continued)

	Building Products — (continued)
6,629	UFP Industries, Inc.	$815,433
		4,625,248

	Capital Markets — 0.4%
5,848	StoneX Group, Inc.(a)	410,881

	Chemicals — 0.7%
3,380	Cabot Corp.	311,636
1,690	CF Industries Holdings, Inc.	140,625
5,350	Olin Corp.	314,580
		766,841

	Commercial Services & Supplies — 0.9%
30,408	Interface, Inc.	511,462
31,522	Steelcase, Inc., Class A	412,308
		923,770

	Construction & Engineering — 1.5%
7,090	Argan, Inc.	358,329
7,480	Limbach Holdings, Inc.(a)	309,821
7,846	Sterling Infrastructure, Inc.(a)	865,492
		1,533,642

	Consumer Finance — 0.9%
12,438	Bread Financial Holdings, Inc.	463,191
8,739	Synchrony Financial	376,826
		840,017

	Consumer Staples Distribution & Retail — 0.8%
8,989	Andersons, Inc. (The)	515,699
4,039	PriceSmart, Inc.	339,276
		854,975

	Diversified Consumer Services — 1.3%
45,550	ADT, Inc.	306,096
690	Graham Holdings Co., Class B	529,699
29,871	Perdoceo Education Corp.	524,535
		1,360,330

	Diversified REITs — 0.9%
16,690	American Assets Trust, Inc.	365,678
21,656	Essential Properties Realty Trust, Inc.	577,349
		943,027

	Diversified Telecommunication Services — 0.3%
12,980	Frontier Communications Parent, Inc.(a)	318,010

	Electric Utilities — 2.4%
9,269	ALLETE, Inc.	552,803
20,411	Hawaiian Electric Industries, Inc.	230,032
6,878	NRG Energy, Inc.	465,572
8,889	Otter Tail Corp.	768,010
12,177	Portland General Electric Co.	511,434
		2,527,851

	Electrical Equipment — 2.2%
2,917	Atkore, Inc.	555,280

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Electrical Equipment — (continued)
3,911	Encore Wire Corp.	$1,027,733
5,047	Powell Industries, Inc.	718,188
		2,301,201

	Electronic Equipment, Instruments & Components — 2.9%
6,560	Bel Fuse, Inc., Class B	395,634
6,740	Benchmark Electronics, Inc.	202,267
5,950	ePlus, Inc.(a)	467,313
1,824	Insight Enterprises, Inc.(a)	338,389
4,097	Jabil, Inc.	548,793
5,238	PC Connection, Inc.	345,341
9,030	ScanSource, Inc.(a)	397,681
2,920	TD SYNNEX Corp.	330,252
		3,025,670

	Energy Equipment & Services — 1.5%
15,010	Helmerich & Payne, Inc.	631,321
27,820	Liberty Energy, Inc.	576,430
46,240	Newpark Resources, Inc.(a)	333,853
		1,541,604

	Entertainment — 0.8%
17,517	Cinemark Holdings, Inc.(a)	314,781
21,320	Lions Gate Entertainment Corp., Class A(a)	212,134
19,427	Marcus Corp. (The)	277,029
		803,944

	Financial Services — 4.5%
13,620	Banco Latinoamericano de Comercio Exterior SA, Class E	403,424
15,937	Corebridge Financial, Inc.	457,870
12,824	Enact Holdings, Inc.	399,852
13,260	Jackson Financial, Inc., Class A	877,016
14,017	MGIC Investment Corp.	313,420
11,529	Mr Cooper Group, Inc.(a)	898,686
37,821	Pagseguro Digital, Ltd., Class A(a)	540,084
26,428	Radian Group, Inc.	884,545
		4,774,897

	Food Products — 0.8%
5,120	Cal-Maine Foods, Inc.	301,312
21,975	Dole PLC	262,162
2,620	Ingredion, Inc.	306,147
		869,621

	Gas Utilities — 0.3%
5,515	National Fuel Gas Co.	296,266

	Health Care Equipment & Supplies — 1.7%
14,368	Inmode, Ltd.(a)	310,492
4,882	Lantheus Holdings, Inc.(a)	303,856
6,810	Omnicell, Inc.(a)	199,056
51,101	OraSure Technologies, Inc.(a)	314,271
18,560	Tactile Systems Technology, Inc.(a)	301,600
Shares		Fair Value
COMMON STOCKS — (continued)

	Health Care Equipment & Supplies — (continued)
16,865	Varex Imaging Corp.(a)	$305,257
		1,734,532

	Health Care Providers & Services — 4.5%
31,670	AdaptHealth Corp.(a)	364,522
3,321	Addus HomeCare Corp.(a)	343,192
3,103	AMN Healthcare Services, Inc.(a)	193,969
15,791	Cross Country Healthcare, Inc.(a)	295,607
2,678	DaVita, Inc.(a)	369,698
4,810	Encompass Health Corp.	397,210
3,574	Ensign Group, Inc. (The)	444,677
22,131	Owens & Minor, Inc.(a)	613,250
14,288	PetIQ, Inc.(a)	261,185
14,209	Premier, Inc., Class A	314,019
10,133	Select Medical Holdings Corp.	305,510
3,313	Tenet Healthcare Corp.(a)	348,229
2,507	Universal Health Services, Inc., Class B	457,427
		4,708,495

	Health Care Technology — 1.0%
15,290	HealthStream, Inc.	407,631
19,800	Teladoc Health, Inc.(a)	298,980
38,441	Veradigm, Inc.(a)	295,996
		1,002,607

	Hotel & Resort REITs — 2.8%
34,129	Apple Hospitality REIT, Inc.	559,033
47,506	DiamondRock Hospitality Co.	456,533
15,719	Host Hotels & Resorts, Inc.	325,069
20,825	Park Hotels & Resorts, Inc.	364,229
37,599	RLJ Lodging Trust	444,420
43,320	Sunstone Hotel Investors, Inc.	482,585
17,780	Xenia Hotels & Resorts, Inc.	266,878
		2,898,747

	Household Durables — 4.1%
9,770	Dream Finders Homes, Inc., Class A(a)	427,242
10,390	KB Home	736,443
11,866	La-Z-Boy, Inc.	446,399
6,058	M/I Homes, Inc.(a)	825,645
14,082	Taylor Morrison Home Corp.(a)	875,478
4,334	Toll Brothers, Inc.	560,690
6,194	Worthington Industries, Inc.	385,453
		4,257,350

	Household Products — 0.7%
6,277	Central Garden & Pet Co.(a)	268,844
13,060	Central Garden & Pet Co., Class A(a)	482,175
		751,019

	Industrial REITs — 0.5%
5,532	Innovative Industrial Properties, Inc.	572,783

	Insurance — 4.2%
24,325	Ambac Financial Group, Inc.(a)	380,200

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Insurance — (continued)
12,024	American Equity Investment Life Holding Co.(a)	$675,989
3,290	Assured Guaranty, Ltd.	287,052
5,735	Axis Capital Holdings, Ltd.	372,890
5,839	Brighthouse Financial, Inc.(a)	300,942
7,060	CNA Financial Corp.	320,665
8,843	Employers Holdings, Inc.	401,384
12,550	Old Republic International Corp.	385,536
1,831	Reinsurance Group of America, Inc.	353,163
2,085	RenaissanceRe Holdings, Ltd.	490,038
7,977	Unum Group	428,046
		4,395,905

	Interactive Media & Services — 0.2%
6,238	Yelp, Inc.(a)	245,777

	IT Services — 0.1%
5,800	DXC Technology Co.(a)	123,018

	Leisure Products — 0.4%
14,000	Vista Outdoor, Inc.(a)	458,920

	Machinery — 1.0%
13,957	Mueller Industries, Inc.	752,701
23,970	Titan International, Inc.(a)	298,666
		1,051,367

	Marine Transportation — 1.0%
30,830	Costamare, Inc.	349,921
5,726	Matson, Inc.	643,602
		993,523

	Media — 0.7%
34,200	Magnite, Inc.(a)	367,650
8,699	Scholastic Corp.	328,039
		695,689

	Metals & Mining — 3.7%
2,437	Alpha Metallurgical Resources, Inc.	807,061
3,190	Arch Resources, Inc.	512,920
5,705	Olympic Steel, Inc.	404,370
20,370	Ramaco Resources, Inc., Class A	343,031
994	Reliance, Inc.	332,175
44,054	SunCoke Energy, Inc.	496,488
15,358	Warrior Met Coal, Inc.	932,231
		3,828,276

	Mortgage Real Estate Investment Trusts (REITs) — 1.0%
25,160	AFC Gamma, Inc.	311,481
29,670	Franklin BSP Realty Trust, Inc.	396,391
31,784	Rithm Capital Corp.	354,709
		1,062,581

	Multi-Utilities — 0.7%
7,930	Avista Corp.	277,709
Shares		Fair Value
COMMON STOCKS — (continued)

	Multi-Utilities — (continued)
7,900	NorthWestern Energy Group, Inc.	$402,347
		680,056

	Office REITs — 1.6%
12,438	Cousins Properties, Inc.	299,010
23,440	Equity Commonwealth(a)	442,547
11,734	Highwoods Properties, Inc.	307,196
8,708	Kilroy Realty Corp.	317,232
11,363	Vornado Realty Trust	326,914
		1,692,899

	Oil, Gas & Consumable Fuels — 8.4%
21,720	Ardmore Shipping Corp.	356,642
48,014	Berry Corp.	386,513
10,191	California Resources Corp.	561,524
4,670	Chord Energy Corp.	832,381
24,063	CNX Resources Corp.(a)	570,774
5,310	CONSOL Energy, Inc.	444,766
9,734	CVR Energy, Inc.	347,114
15,662	Dorian LPG, Ltd.	602,361
3,207	Gulfport Energy Corp.(a)	513,505
4,960	HF Sinclair Corp.	299,435
9,873	International Seaways, Inc.	525,244
6,770	Ovintiv, Inc.	351,363
20,990	Peabody Energy Corp.	509,217
8,460	Scorpio Tankers, Inc.	605,313
32,080	SFL Corp., Ltd.	422,814
15,935	SM Energy Co.	794,360
9,786	Teekay Tankers, Ltd., Class A	571,600
		8,694,926

	Paper & Forest Products — 0.4%
5,960	Sylvamo Corp.	367,971

	Passenger Airlines — 0.8%
1,333	Copa Holdings SA, Class A	138,845
9,474	SkyWest, Inc.(a)	654,464
		793,309

	Pharmaceuticals — 2.1%
65,130	Amneal Pharmaceuticals, Inc.(a)	394,688
9,279	Amphastar Pharmaceuticals, Inc.(a)	407,441
8,166	Corcept Therapeutics, Inc.(a)	205,701
8,920	Harmony Biosciences Holdings, Inc.(a)	299,533
1,876	Jazz Pharmaceuticals PLC(a)	225,908
10,040	Royalty Pharma PLC, Class A	304,915
24,822	Viatris, Inc.	296,375
		2,134,561

	Professional Services — 0.4%
15,040	Kelly Services, Inc., Class A	376,602

	Real Estate Management & Development — 0.8%
15,130	Forestar Group, Inc.(a)	608,075

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Real Estate Management & Development — (continued)
11,559	RMR Group, Inc. (The), Class A	$277,416
		885,491

	Retail REITs — 0.9%
27,078	Kimco Realty Corp.	531,000
32,791	Whitestone REIT	411,527
		942,527

	Semiconductors & Semiconductor Equipment — 1.6%
31,516	Amkor Technology, Inc.	1,016,076
21,920	Photronics, Inc.(a)	620,774
		1,636,850

	Software — 0.7%
25,233	Adeia, Inc.	275,544
2,847	InterDigital, Inc.	303,092
10,592	NCR Voyix Corp.(a)	133,777
		712,413

	Specialized REITs — 1.7%
6,855	EPR Properties	290,995
18,590	Safehold, Inc.	382,954
86,099	Uniti Group, Inc.	507,984
16,940	VICI Properties, Inc.	504,643
		1,686,576

	Specialty Retail — 3.3%
30,170	1-800-Flowers.com, Inc., Class A(a)	326,741
5,030	Abercrombie & Fitch Co., Class A(a)	630,410
25,260	American Eagle Outfitters, Inc.	651,455
13,830	Gap, Inc. (The)	381,017
13,720	Guess, Inc.	431,768
10,364	ODP Corp. (The)(a)	549,810
10,240	Urban Outfitters, Inc.(a)	444,621
		3,415,822

	Technology Hardware, Storage & Peripherals — 0.7%
39,132	Immersion Corp.	292,707
25,330	Xerox Holdings Corp.	453,407
		746,114

	Textiles, Apparel & Luxury Goods — 1.3%
3,610	Carter's, Inc.	305,695
13,872	G-III Apparel Group, Ltd.(a)	402,426
65,450	Hanesbrands, Inc.(a).	379,610
4,680	Skechers USA, Inc., Class A(a)	286,697
		1,374,428

	Trading Companies & Distributors — 3.2%
5,298	BlueLinx Holdings, Inc.(a)	690,011
11,125	Boise Cascade Co.	1,706,241
29,210	DNOW, Inc.(a)	443,992
Shares		Fair Value
COMMON STOCKS — (continued)

	Trading Companies & Distributors — (continued)
5,931	GMS, Inc.(a)	$577,324
		3,417,568
	Total Common Stocks
	(Cost $82,536,134)	102,665,280

MONEY MARKET FUND — 1.2%

1,232,241	Federated Treasury Obligations Fund, Institutional Shares, 5.17%(b)	1,232,241
	Total Money Market Fund
	(Cost $1,232,241)	1,232,241

Total Investments — 99.9%
(Cost $83,768,375)		103,897,521
Net Other Assets (Liabilities) — 0.1%		112,327
NET ASSETS — 100.0%		$104,009,848

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

Sterling Capital Special Opportunities Fund

Schedule of Portfolio Investments

March 31, 2024 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.2%

	Automobile Components — 3.0%
169,571	Aptiv PLC(a)	$13,506,330

	Broadline Retail — 5.6%
137,377	Amazon.com, Inc.(a)	24,780,063

	Capital Markets — 6.7%
263,276	Charles Schwab Corp. (The)	19,045,386
25,494	S&P Global, Inc.	10,846,422
		29,891,808

	Communications Equipment — 3.0%
69,602	F5, Inc.(a)	13,195,843

	Construction Materials — 2.0%
104,098	CRH PLC	8,979,493

	Consumer Staples Distribution & Retail — 2.6%
87,434	Dollar Tree, Inc.(a)	11,641,837

	Containers & Packaging — 3.2%
180,939	Crown Holdings, Inc.	14,341,225

	Electronic Equipment, Instruments & Components — 3.6%
264,456	Coherent Corp.(a)	16,031,323

	Entertainment — 3.0%
89,124	Take-Two Interactive Software, Inc.(a)	13,234,023

	Financial Services — 7.9%
131,128	Global Payments, Inc.	17,526,568
62,477	Visa, Inc., Class A	17,436,081
		34,962,649

	Health Care Providers & Services — 6.4%
33,316	HCA Healthcare, Inc.	11,111,885
34,645	UnitedHealth Group, Inc.	17,138,882
		28,250,767

	Interactive Media & Services — 4.2%
121,911	Alphabet, Inc., Class C(a)	18,562,169

	IT Services — 6.0%
161,664	Akamai Technologies, Inc.(a)	17,582,577
85,300	Okta, Inc.(a)	8,924,086
		26,506,663

	Life Sciences Tools & Services — 7.4%
60,491	Danaher Corp.	15,105,813
69,584	IQVIA Holdings, Inc.(a)	17,597,098
		32,702,911

	Media — 1.0%
103,066	Comcast Corp., Class A	4,467,911

	Oil, Gas & Consumable Fuels — 2.1%
118,251	ONEOK, Inc.	9,480,183
Shares		Fair Value
COMMON STOCKS — (continued)

	Pharmaceuticals — 4.1%
1,297,907	Teva Pharmaceutical Industries, Ltd., ADR(a)	$18,313,468

	Professional Services — 4.4%
460,610	Genpact, Ltd.	15,177,100
18,169	Verisk Analytics, Inc.	4,282,978
		19,460,078

	Real Estate Management & Development — 2.1%
94,814	CBRE Group, Inc., Class A(a)	9,219,713

	Semiconductors & Semiconductor Equipment — 7.2%
268,259	Marvell Technology, Inc.	19,014,198
51,539	NXP Semiconductors NV	12,769,818
		31,784,016

	Software — 10.3%
27,235	Intuit, Inc.	17,702,750
45,600	Microsoft Corp.	19,184,832
70,709	Oracle Corp.	8,881,757
		45,769,339

	Wireless Telecommunication Services — 3.4%
93,335	T-Mobile U.S. Inc.	15,234,139

	Total Common Stocks
	(Cost $266,472,251)	440,315,951

MONEY MARKET FUND — 0.8%

3,509,793	Federated Treasury Obligations Fund, Institutional Shares, 5.17%(b)	3,509,793

	Total Money Market Fund
	(Cost $3,509,793)	3,509,793

Total Investments — 100.0%
(Cost $269,982,044)		443,825,744
Net Other Assets (Liabilities) — 0.0%		65,357
NET ASSETS — 100.0%		$443,891,101

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ADR	American Depositary Receipt

See accompanying Notes to the Financial Statements.

Sterling Capital Equity Income Fund

Schedule of Portfolio Investments

March 31, 2024 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.2%

	Air Freight & Logistics — 0.8%
110,441	United Parcel Service, Inc., Class B	$16,414,846

	Beverages — 4.0%
453,074	PepsiCo, Inc.	79,292,481

	Biotechnology — 3.9%
430,178	AbbVie, Inc.	78,335,414

	Capital Markets — 19.7%
198,445	Ameriprise Financial, Inc.	87,006,226
1,147,207	Charles Schwab Corp. (The)	82,988,954
175,550	Goldman Sachs Group, Inc. (The)	73,325,480
1,237,614	Nasdaq, Inc.	78,093,443
580,694	Raymond James Financial, Inc.	74,572,724
		395,986,827

	Chemicals — 3.0%
244,190	Air Products & Chemicals, Inc.	59,159,911

	Consumer Finance — 0.5%
78,414	Discover Financial Services	10,279,291

	Containers & Packaging — 4.5%
401,325	Avery Dennison Corp.	89,595,806

	Food Products — 4.3%
443,937	Hershey Co. (The)	86,345,746

	Health Care Equipment & Supplies — 3.7%
652,221	Abbott Laboratories	74,131,439

	Health Care Providers & Services — 7.1%
643,818	CVS Health Corp.	51,350,923
174,820	Elevance Health, Inc.	90,651,163
		142,002,086

	Insurance — 4.7%
535,201	Aflac, Inc.	45,952,358
46,253	Marsh & McLennan Cos., Inc.	9,527,193
514,109	MetLife, Inc.	38,100,618
		93,580,169

	IT Services — 3.8%
220,460	Accenture PLC, Class A	76,413,641

	Oil, Gas & Consumable Fuels — 1.8%
207,139	Valero Energy Corp.	35,356,556

	Pharmaceuticals — 2.6%
152,398	Johnson & Johnson	24,107,839
218,104	Merck & Co., Inc.	28,778,823
		52,886,662

	Professional Services — 6.8%
307,640	Automatic Data Processing, Inc.	76,830,014
403,914	Booz Allen Hamilton Holding Corp.	59,956,994
		136,787,008
Shares		Fair Value
COMMON STOCKS — (continued)

	Semiconductors & Semiconductor Equipment — 7.4%
344,594	Analog Devices, Inc.	$68,157,247
803,194	Microchip Technology, Inc.	72,054,534
76,590	Skyworks Solutions, Inc.	8,296,229
		148,508,010

	Software — 5.6%
267,111	Microsoft Corp.	112,378,940

	Specialized REITs — 2.9%
1,294,204	CubeSmart	58,523,905

	Specialty Retail — 3.5%
184,903	Home Depot, Inc. (The)	70,928,791

	Tobacco — 3.0%
1,374,246	Altria Group, Inc.	59,944,610

	Trading Companies & Distributors — 4.6%
420,282	Ferguson PLC	91,802,197

	Total Common Stocks
	(Cost $1,235,578,720)	1,968,654,336

MONEY MARKET FUND — 1.7%

35,025,333	Federated Treasury Obligations Fund, Institutional Shares, 5.17%(a)	35,025,333

	Total Money Market Fund
	(Cost $35,025,333)	35,025,333

Total Investments — 99.9%
(Cost $1,270,604,053)		2,003,679,669
Net Other Assets (Liabilities) — 0.1%		2,407,746
NET ASSETS — 100.0%		$2,006,087,415

(a)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments

March 31, 2024 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.5%

	Australia — 5.2%
85,525	ANZ Group Holdings, Ltd.	$1,638,532
87,522	BlueScope Steel, Ltd.	1,360,254
74,000	Computershare, Ltd.	1,259,079
85,500	Fortescue, Ltd.	1,431,903
375,025	Stockland	1,185,267
7,875	Westpac Banking Corp.	133,939
		7,008,974

	Belgium — 1.1%
27,550	Ageas SA/NV	1,275,682
9,364	Solvay SA	255,589
		1,531,271

	Bermuda — 0.8%
146,925	Aegon, Ltd.	895,582
6,400	Jardine Matheson Holdings, Ltd.	238,720
		1,134,302

	Cayman Islands — 0.8%
219,000	CK Hutchison Holdings, Ltd.	1,057,660

	Denmark — 2.0%
9,393	Carlsberg AS, Class B	1,286,326
8,698	Pandora A/S	1,403,910
		2,690,236

	Finland — 1.2%
32,375	Fortum OYJ	399,748
110,896	Nordea Bank Abp	1,252,633
		1,652,381

	France — 13.5%
17,850	Amundi SA(a)	1,225,738
48,744	AXA SA	1,830,833
4,226	BNP Paribas SA	300,270
27,775	Bouygues SA	1,133,578
6,031	Capgemini SE	1,387,846
29,525	Carrefour SA	505,667
19,909	Cie de Saint-Gobain SA	1,544,972
44,627	Credit Agricole SA	665,183
9,942	Eiffage SA	1,127,831
77,223	Engie SA	1,292,170
8,278	Ipsen SA	985,058
107,959	Orange SA	1,268,142
15,147	Publicis Groupe SA	1,651,293
26,757	Renault SA	1,350,821
21,200	Sanofi SA	2,080,403
		18,349,805

	Germany — 8.2%
8,053	Bayerische Motoren Werke AG	929,266
1,925	Brenntag SE	162,156
92,325	Deutsche Bank AG	1,452,438
83,339	Deutsche Lufthansa AG(b)	654,637
52,910	Deutsche Telekom AG	1,284,344
96,951	E.ON SE	1,347,714
13,775	Fresenius Medical Care AG	529,800
Shares		Fair Value
COMMON STOCKS — (continued)

	Germany — (continued)
44,960	Fresenius SE & Co. KGaA	$1,212,627
14,220	Heidelberg Materials AG	1,564,040
12,395	Henkel AG & Co. KGaA	892,738
31,925	Traton SE	1,148,306
		11,178,066

	Hong Kong — 1.7%
406,000	Henderson Land Development Co., Ltd.	1,156,754
142,000	Swire Pacific, Ltd., Class A	1,168,381
		2,325,135

	Ireland — 0.4%
6,600	CRH PLC	569,316

	Israel — 1.8%
4,952	Check Point Software Technologies, Ltd.(b)	812,178
115,922	Teva Pharmaceutical Industries, Ltd., ADR(b)	1,635,659
		2,447,837

	Italy — 4.4%
186,975	Enel SpA	1,234,312
499,493	Intesa Sanpaolo SpA	1,812,247
92,750	Poste Italiane SpA(a)	1,161,235
47,896	UniCredit SpA	1,817,584
		6,025,378

	Japan — 22.3%
30,700	Aisin Corp.	1,248,645
2,300	Disco Corp.	838,532
284,700	ENEOS Holdings, Inc.	1,366,703
201,500	Idemitsu Kosan Co., Ltd.	1,375,013
85,800	Inpex Corp.	1,303,323
40,747	ITOCHU Corp.	1,739,917
70,600	JFE Holdings, Inc.	1,165,240
74,465	Marubeni Corp.	1,284,125
195,100	Mitsubishi Chemical Group Corp.	1,184,803
86,384	Mitsubishi Corp.	1,987,551
166,553	Mitsubishi HC Capital, Inc.	1,157,993
38,523	Mitsui & Co., Ltd.	1,792,294
34,786	Mitsui OSK Lines, Ltd.	1,059,803
53,600	Nippon Steel Corp.	1,284,941
42,100	Nippon Yusen KK	1,154,149
28,200	Otsuka Holdings Co., Ltd.	1,168,201
137,200	Panasonic Holdings Corp.	1,303,754
78,214	Renesas Electronics Corp.	1,386,751
24,900	Shionogi & Co., Ltd.	1,271,976
56,400	Subaru Corp.	1,276,433
59,785	Sumitomo Corp.	1,433,608
3,700	Tokyo Electron, Ltd.	959,585
21,400	Toyota Tsusho Corp.	1,460,312
		30,203,652

	Luxembourg — 0.9%
61,975	Tenaris SA	1,224,572

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Netherlands — 6.2%
71,577	ABN AMRO Bank NV(a)	$1,223,950
3,200	EXOR NV	355,762
60,000	Koninklijke Philips NV(b)	1,204,385
30,471	NN Group NV	1,407,649
19,907	Randstad NV	1,050,639
67,052	Stellantis NV	1,905,772
28,096	STMicroelectronics NV	1,210,030
		8,358,187

	Norway — 0.7%
45,707	DNB Bank ASA	908,543

	Singapore — 1.4%
43,900	Jardine Cycle & Carriage, Ltd.	785,827
223,600	Singapore Airlines, Ltd.	1,059,833
		1,845,660

	Spain — 4.3%
159,507	Banco Bilbao Vizcaya Argentaria SA	1,899,809
275,149	CaixaBank SA	1,333,722
70,751	Repsol SA	1,178,531
305,125	Telefonica SA	1,346,034
		5,758,096

	Sweden — 2.2%
130,976	Securitas AB, Class B	1,350,262
32,461	Svenska Handelsbanken AB, Class A	328,279
62,632	Swedbank AB, Class A	1,242,225
		2,920,766

	Switzerland — 6.3%
9,625	Cie Financiere Richemont SA	1,467,470
19,177	Holcim AG	1,736,424
13,617	Logitech International SA	1,219,392
28,815	Novartis AG	2,791,558
1,618	Roche Holding AG	412,102
6,728	Swiss Re AG	865,013
		8,491,959

	United Kingdom — 11.1%
207,775	Aviva PLC	1,302,300
94,615	BP PLC	591,956
54,025	British American Tobacco PLC	1,640,595
18,327	Coca-Cola Europacific Partners PLC	1,281,974
86,700	GSK PLC	1,869,694
129,575	Haleon PLC	544,762
71,450	HSBC Holdings PLC	558,218
59,725	Imperial Brands PLC	1,334,260
8,485	InterContinental Hotels Group PLC	882,664
309,290	J Sainsbury PLC	1,055,561
11,425	Next PLC	1,331,260
358,577	Tesco PLC	1,342,346
1,479,733	Vodafone Group PLC	1,315,943
		15,051,533

	Total Common Stocks
	(Cost $108,830,941)	130,733,329
Shares		Fair Value
PREFERRED STOCKS — 1.3%

	Germany — 1.3%
11,077	Bayerische Motoren Werke AG	$1,187,872
6,625	Henkel AG & Co. KGaA	532,480

	Total Preferred Stocks
	(Cost $1,341,837)	1,720,352

MONEY MARKET FUND — 1.1%

	United States — 1.1%
1,546,869	Federated Treasury Obligations Fund, Institutional Shares, 5.17%(c)	1,546,869

	Total Money Market Fund
	(Cost $1,546,869)	1,546,869

Total Investments — 98.8%
(Cost $111,719,647)		134,000,550
Net Other Assets (Liabilities) — 1.2%		1,615,781
NET ASSETS - 100.0%		$135,616,331

(a)	Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. Sterling Capital Management LLC (the “Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	Represents non-income producing security.
(c)	Represents the current yield as of report date.

ADR	American Depositary Receipt

Continued

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Industry	Percentage of net assets
Automobile Components	0.9%
Automobiles	4.9%
Banks	11.1%
Beverages	1.9%
Broadline Retail	1.0%
Building Products	1.2%
Capital Markets	2.0%
Chemicals	1.1%
Commercial Services & Supplies	1.0%
Construction & Engineering	1.6%
Construction Materials	2.8%
Consumer Staples Distribution & Retail	2.2%
Diversified REITs	0.9%
Diversified Telecommunication Services	2.8%
Electric Utilities	1.2%
Energy Equipment & Services	0.9%
Financial Services	1.2%
Health Care Equipment & Supplies	0.9%
Health Care Providers & Services	1.3%
Hotels, Restaurants & Leisure	0.6%
Household Durables	1.0%
Household Products	1.1%
Industrial Conglomerates	1.6%
Insurance	6.4%
IT Services	1.0%
Machinery	0.8%
Marine Transportation	1.6%
Media	1.2%
Metals & Mining	3.9%
Money Market Fund	1.1%
Multi-Utilities	2.0%
Oil, Gas & Consumable Fuels	4.2%
Passenger Airlines	1.3%
Personal Care Products	0.4%
Pharmaceuticals	9.0%
Professional Services	1.7%
Real Estate Management & Development	1.7%
Semiconductors & Semiconductor Equipment	3.2%
Software	0.6%
Technology Hardware, Storage & Peripherals	0.9%
Textiles, Apparel & Luxury Goods	2.1%
Tobacco	2.2%
Trading Companies & Distributors	7.3%
Wireless Telecommunication Services	1.0%
98.8%

Continued

Sterling Capital Mid Cap Relative Value Fund

Schedule of Portfolio Investments

March 31, 2024 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.9%

	Automobile Components — 1.6%
13,541	Magna International, Inc.	$737,714

	Banks — 3.9%
7,378	East West Bancorp, Inc.	583,674
31,338	Huntington Bancshares, Inc.	437,165
7,183	Wintrust Financial Corp.	749,833
		1,770,672

	Building Products — 3.7%
4,230	Carlisle Cos., Inc.	1,657,526

	Capital Markets — 3.2%
3,261	Ameriprise Financial, Inc.	1,429,753

	Chemicals — 3.6%
12,736	Avient Corp.	552,742
6,996	Westlake Corp.	1,068,989
		1,621,731

	Communications Equipment — 1.0%
9,556	Ciena Corp.(a)	472,544

	Construction & Engineering — 2.0%
9,634	MasTec, Inc.(a)	898,371

	Consumer Staples Distribution & Retail — 5.9%
4,267	Casey's General Stores, Inc.	1,358,826
17,538	Performance Food Group Co.(a)	1,309,036
		2,667,862
	Containers & Packaging — 5.0%
5,698	Avery Dennison Corp.	1,272,078
15,999	Berry Global Group, Inc.	967,620
		2,239,698

	Electronic Equipment, Instruments & Components — 7.4%
6,173	Arrow Electronics, Inc.(a)	799,156
4,796	CDW Corp.	1,226,721
17,104	nVent Electric PLC	1,289,642
		3,315,519

	Entertainment — 2.1%
6,241	Take-Two Interactive Software, Inc.(a)	926,726

	Financial Services — 3.4%
9,433	Fiserv, Inc.(a)	1,507,582

	Food Products — 2.2%
9,264	Lamb Weston Holdings, Inc.	986,894

	Gas Utilities — 2.6%
15,111	Southwest Gas Holdings, Inc.	1,150,400

	Health Care Equipment & Supplies — 3.4%
2,353	Becton Dickinson & Co.	582,250
7,209	Zimmer Biomet Holdings, Inc.	951,444
		1,533,694
Shares		Fair Value
COMMON STOCKS — (continued)

	Household Durables — 1.6%
5,967	PulteGroup, Inc.	$719,740

	Industrial REITs — 2.2%
5,520	EastGroup Properties, Inc.	992,330

	Insurance — 7.3%
5,752	American Financial Group, Inc.	785,033
12,085	First American Financial Corp.	737,789
8,457	Globe Life, Inc.	984,141
5,752	Hanover Insurance Group, Inc. (The)	783,250
		3,290,213

	Life Sciences Tools & Services — 7.1%
4,567	ICON PLC(a)	1,534,284
6,999	Revvity, Inc.	734,895
1,592	Thermo Fisher Scientific, Inc.	925,286
		3,194,465

	Machinery — 2.5%
8,920	Oshkosh Corp.	1,112,413

	Multi-Utilities — 2.1%
33,909	NiSource, Inc.	937,923

	Office REITs — 1.2%
4,201	Alexandria Real Estate Equities, Inc.	541,551

	Oil, Gas & Consumable Fuels — 6.6%
30,086	Coterra Energy, Inc.	838,798
4,206	Diamondback Energy, Inc.	833,503
7,804	Phillips 66	1,274,705
		2,947,006

	Professional Services — 3.1%
3,723	CACI International, Inc., Class A(a)	1,410,384

	Real Estate Management & Development — 1.4%
8,561	Howard Hughes Holdings, Inc.(a)	621,700

	Residential REITs — 1.6%
5,435	Mid-America Apartment Communities, Inc.	715,137

	Semiconductors & Semiconductor Equipment — 1.0%
4,046	Skyworks Solutions, Inc.	438,263

	Software — 3.5%
21,792	Dropbox, Inc., Class A(a)	529,546
5,418	PTC, Inc.(a)	1,023,677
		1,553,223

	Specialized REITs — 1.5%
4,782	Digital Realty Trust, Inc.	688,799

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Cap Relative Value Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Trading Companies & Distributors — 3.2%
2,024	United Rentals, Inc.	$1,459,527

	Total Common Stocks
	(Cost $18,803,507)	43,539,360

MONEY MARKET FUND — 3.1%

1,409,251	Federated Treasury Obligations Fund, Institutional Shares, 5.17%(b)	1,409,251

	Total Money Market Fund
	(Cost $1,409,251)	1,409,251

Total Investments — 100.0%
(Cost $20,212,758)		44,948,611
Net Other Assets (Liabilities) — 0.0%		16,338
NET ASSETS — 100.0%		$44,964,949

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

Sterling Capital Real Estate Fund

Schedule of Portfolio Investments

March 31, 2024 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.2%

	Data Center — 11.3%
30,750	Digital Realty Trust, Inc.	$4,429,230
3,948	Equinix, Inc.	3,258,403
		7,687,633

	Diversified — 1.9%
49,513	Essential Properties Realty Trust, Inc.	1,320,017

	Health Care — 9.5%
97,340	Sabra Health Care REIT, Inc.	1,437,712
40,920	Ventas, Inc.	1,781,657
34,891	Welltower, Inc.	3,260,215
		6,479,584

	Hotel & Resort — 3.6%
34,581	Apple Hospitality REIT, Inc.	566,437
16,471	Ryman Hospitality Properties, Inc.	1,904,212
		2,470,649
	Industrial — 14.7%
11,931	EastGroup Properties, Inc.	2,144,836
32,347	First Industrial Realty Trust, Inc.	1,699,511
47,274	Prologis, Inc.	6,156,020
		10,000,367

	Multi-Family Residential — 12.3%
13,053	Camden Property Trust	1,284,415
9,085	Essex Property Trust, Inc.	2,224,099
15,225	Mid-America Apartment Communities, Inc.	2,003,305
22,456	NexPoint Residential Trust, Inc.	722,859
56,209	UDR, Inc.	2,102,779
		8,337,457

	Office — 4.3%
15,855	Alexandria Real Estate Equities, Inc.	2,043,868
33,705	Highwoods Properties, Inc.	882,397
		2,926,265

	Other Specialized — 3.6%
82,247	VICI Properties, Inc.	2,450,138

	Real Estate Development — 1.4%
13,050	Howard Hughes Holdings, Inc.(a)	947,691

	Retail — 11.8%
75,415	Brixmor Property Group, Inc.	1,768,482
37,665	InvenTrust Properties Corp.	968,367
91,658	Kite Realty Group Trust	1,987,145
59,258	NETSTREIT Corp.	1,088,570
75,071	Tanger, Inc.	2,216,846
		8,029,410

	Self-Storage — 6.8%
45,138	CubeSmart	2,041,140
17,520	Extra Space Storage, Inc.	2,575,440
		4,616,580
Shares		Fair Value
COMMON STOCKS — (continued)

	Single-Family Residential — 3.9%
74,754	Invitation Homes, Inc.	$2,661,990

	Telecom Tower — 12.1%
30,765	American Tower Corp.	6,078,856
9,858	SBA Communications Corp.	2,136,229
		8,215,085

	Total Common Stocks
	(Cost $40,243,930)	66,142,866

MONEY MARKET FUND — 2.3%

1,593,833	Federated Treasury Obligations Fund, Institutional Shares, 5.17%(b)	1,593,833

	Total Money Market Fund
	(Cost $1,593,833)	1,593,833
Total Investments — 99.5%
(Cost $41,837,763)		67,736,699
Net Other Assets (Liabilities) — 0.5%		338,965
NET ASSETS — 100.0%		$68,075,664

(a)	Represents non-income producing security.

(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Small Cap Value Fund

Schedule of Portfolio Investments

March 31, 2024 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.9%

	Aerospace & Defense — 4.0%
67,117	Moog, Inc., Class A	$10,715,229

	Automobile Components — 2.2%
39,769	Dorman Products, Inc.(a)	3,833,334
206,650	Garrett Motion, Inc.(a)	2,054,101
		5,887,435

	Banks — 12.3%
107,381	Columbia Banking System, Inc.	2,077,822
107,578	Community Bank System, Inc.	5,166,971
132,960	Glacier Bancorp, Inc.	5,355,629
173,670	Old National Bancorp.	3,023,595
76,788	United Bankshares, Inc.	2,748,242
114,227	Webster Financial Corp.	5,799,305
84,935	Wintrust Financial Corp.	8,866,365
		33,037,929

	Capital Markets — 2.2%
35,243	Affiliated Managers Group, Inc.	5,902,145

	Chemicals — 3.2%
196,846	Avient Corp.	8,543,116

	Construction & Engineering — 2.8%
80,550	MasTec, Inc.(a)	7,511,287

	Consumer Staples Distribution & Retail — 9.4%
112,767	BJ's Wholesale Club Holdings, Inc.(a)	8,530,823
30,784	Casey's General Stores, Inc.	9,803,165
90,820	Performance Food Group Co.(a)	6,778,805
		25,112,793

	Electric Utilities — 2.0%
131,404	Portland General Electric Co.	5,518,968

	Electrical Equipment — 2.7%
75,568	EnerSys.	7,138,153

	Electronic Equipment, Instruments & Components — 7.0%
91,677	Belden, Inc.	8,490,207
73,018	Crane NXT Co.	4,519,814
72,592	ePlus, Inc.(a)	5,701,376
		18,711,397

	Entertainment — 1.7%
31,017	Take-Two Interactive Software, Inc.(a)	4,605,714

	Gas Utilities — 2.5%
86,837	Southwest Gas Holdings, Inc.	6,610,901

	Household Durables — 4.6%
111,105	Ethan Allen Interiors, Inc.	3,840,900
48,885	Meritage Homes Corp.	8,577,362
		12,418,262

	Industrial REITs — 3.1%
159,516	First Industrial Realty Trust, Inc.	8,380,971
Shares		Fair Value
COMMON STOCKS — (continued)

	Insurance — 6.5%
61,382	Hanover Insurance Group, Inc. (The)	$8,358,387
82,127	Selective Insurance Group, Inc.	8,965,805
		17,324,192

	Life Sciences Tools & Services — 3.2%
21,835	West Pharmaceutical Services, Inc.	8,640,328

	Machinery — 6.9%
70,342	Crane Co.	9,505,314
72,815	Oshkosh Corp.	9,080,759
		18,586,073

	Office REITs — 1.3%
129,427	Highwoods Properties, Inc.	3,388,399

	Oil, Gas & Consumable Fuels — 4.1%
20,900	Chord Energy Corp.	3,725,216
50,903	Matador Resources Co.	3,398,793
96,384	Northern Oil & Gas, Inc.	3,824,517
		10,948,526

	Professional Services — 3.5%
25,149	CACI International, Inc., Class A(a)	9,527,196

	Retail REITs — 1.3%
119,191	Tanger, Inc.	3,519,710

	Semiconductors & Semiconductor Equipment — 4.3%
91,274	ON Semiconductor Corp.(a)	6,713,203
42,565	Qorvo, Inc.(a)	4,887,739
		11,600,942

	Software — 3.3%
46,457	PTC, Inc.(a)	8,777,586

	Trading Companies & Distributors — 4.8%
12,408	Herc Holdings, Inc.	2,088,266
14,805	United Rentals, Inc.	10,676,034
		12,764,300

	Total Common Stocks
	(Cost $76,589,119)	265,171,552

MONEY MARKET FUND — 1.1%

2,963,559	Federated Treasury Obligations Fund, Institutional Shares, 5.17%(b)	2,963,559

	Total Money Market Fund
	(Cost $2,963,559)	2,963,559
Total Investments — 100.0%
(Cost $79,552,678)		268,135,111
Net Other Assets (Liabilities) — 0.0%		(21,101)
NET ASSETS — 100.0%		$268,114,010

See accompanying Notes to the Financial Statements.

Sterling Capital Small Cap Value Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2024 (Unaudited)

Principal
Amount		Fair Value
ASSET BACKED SECURITIES — 23.0%

$16,869	Ally Auto Receivables Trust, Series 2022-3, Class A2, 5.290%, 6/16/25	$16,864
350,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/27	341,047
475,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-3A, Class A, 2.360%, 3/20/26(a)	463,623
71,642	Carmax Auto Owner Trust, Series 2022-4, Class A2A, 5.340%, 12/15/25	71,608
230,000	CarMax Auto Owner Trust, Series 2020-4, Class A4, 0.630%, 6/15/26	224,156
17,067	Carvana Auto Receivables Trust, Series 2021-P2, Class A3, 0.490%, 3/10/26	16,919
24,252	Chesapeake Funding II, LLC, Series 2020-1A, Class A1, 0.870%, 8/15/32(a)	24,191
180,882	Chesapeake Funding II, LLC, Series 2021-1A, Class A1, 0.470%, 4/15/33(a)	177,133
104	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 4.563%, 6/25/37	104
70,824	Enterprise Fleet Financing, LLC, Series 2021-2, Class A2, 0.480%, 5/20/27(a)	69,653
547,000	Enterprise Fleet Financing, LLC, Series 2022-1, Class A3, 3.270%, 1/20/28(a)	530,133
176,779	Enterprise Fleet Financing, LLC, Series 2022-2, Class A2, 4.650%, 5/21/29(a)	175,329
395,000	Ford Credit Auto Owner Trust 2020-REV1, Series 2020-1, Class A, 2.040%, 8/15/31(a)	383,347
305,871	GreatAmerica Leasing Receivables, Series 2023-1, Class A2, 5.350%, 2/16/26(a)	305,301
550,000	Hertz Vehicle Financing, LLC, Series 2021-1A, Class A, 1.210%, 12/26/25(a)	536,980
270,000	OneMain Direct Auto Receivables Trust 2019-1, Series 2019-1A, Class A, 3.630%, 9/14/27(a)	266,248
212,887	OneMain Direct Auto Receivables Trust 2021-1, Series 2021-1A, Class A, 0.870%, 7/14/28(a)	205,299
77,998	OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.570%, 3/14/33(a)	77,628
450,000	OneMain Financial Issuance Trust 2022-3, Series 2022-3A, Class A, 5.940%, 5/15/34(a)	452,467
300,000	Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.430%, 3/15/27	297,373
242,194	Santander Drive Auto Receivables Trust, Series 2023-5, Class A2, 6.310%, 7/15/27	242,807
300,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.710%, 2/16/27	300,136
225,000	SBA Tower Trust, STEP, Series 2014-2A, Class C, 3.869%, 10/15/49(a)	222,323
Principal
Amount		Fair Value
ASSET BACKED SECURITIES — (continued)

$300,000	Synchrony Card Funding, LLC, Series 2022-A1, Class A, 3.370%, 4/15/28	$293,683
375,000	World Omni Auto Receivables Trust, Series 2020-C, Class A4, 0.610%, 10/15/26	366,322
115,596	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/26	113,236
183,964	World Omni Select Auto Trust, Series 2023-A, Class A2A, 5.920%, 3/15/27	184,202

	Total Asset Backed Securities
	(Cost $6,339,636)	6,358,112

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.7%

160,814	Fannie Mae, Series 2011-140, Class BH, 2.500%, 1/25/27	156,510
491,122	Fannie Mae, Series 2015-80, Class VM, 3.000%, 8/25/34	481,840
220,988	Freddie Mac, Series 4213, Class GV, 3.500%, 6/15/26	217,257
255,442	Freddie Mac, Series 4841, Class PV, 4.500%, 11/15/29	252,867
195,541	Ginnie Mae, Series 2013-144, Class GA, 2.500%, 12/20/40	190,293

	Total Collateralized Mortgage Obligations
	(Cost $1,300,623)	1,298,767

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.8%
169,410	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 6.939%, (TSFR1M plus 1.61%), 11/15/38(a)(b)	168,139
101,000	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 6.710%, (TSFR1M plus 1.39%), 12/15/38(a)(b)	99,738
100,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.778%, 9/10/58	96,489
190,373	COMM 2014-CCRE18 Mortgage Trust, Series 2014-CR18, Class A5, 3.828%, 7/15/47	189,505
112,111	COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/47	111,866
154,820	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 6.760%, (TSFR1M plus 1.43%), 11/15/38(a)(b)	153,175
84,315	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.805%, 7/15/47	84,071
65,164	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5, 3.775%, 8/15/47	64,778
250,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	247,546

See accompanying Notes to the Financial Statements.

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Principal
Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.325%, 5/15/49	$333,813
123,770	OPG Trust, Series 2021-PORT, Class C, 6.272%, (TSFR1M plus 0.95%), 10/15/36(a)(b)	121,527
391,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405%, 12/15/47	383,282
350,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	339,093
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	319,243
300,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	295,008

	Total Commercial Mortgage-Backed Securities
	(Cost $2,996,966)	3,007,273

CORPORATE BONDS — 53.2%

	Aerospace & Defense — 0.8%
211,000	Bombardier, Inc., 7.125%, 6/15/26(a)	214,042

	Airlines — 0.9%
262,500	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.500%, 10/20/25(a)	259,904

	Automobiles — 2.8%
230,000	Ford Motor Credit Co., LLC, 2.300%, 2/10/25	223,039

250,000	General Motors Financial Co., Inc., 5.969%, (SOFR plus 0.62%), 10/15/24(b)	249,989
310,000	Hyundai Capital America, 1.000%, 9/17/24(a)	303,287
		776,315

	Banks — 9.2%
250,000	BPCE SA, 4.625%, 7/11/24(a)	248,643
325,000	Citigroup, Inc., 6.038%, (SOFR plus 0.69%), 10/30/24(c)	325,483
250,000	Citizens Bank NA, BKNT, 4.119%, (SOFR plus 1.40%), 5/23/25(d)	249,032
200,000	Federation des Caisses Desjardins du Quebec, 5.785%, (SOFR plus 0.43%), 5/21/24(a)(b)	200,054
250,000	Fifth Third Bank NA, 5.852%, (SOFRINDX plus 1.23%), 10/27/25(d)	249,824
250,000	Huntington National Bank (The), 4.008%, (SOFR plus 1.21%), 5/16/25(d)	249,064
Principal
Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$250,000	KeyBank NA, BKNT, 5.682%, (SOFRINDX plus 0.32%), 6/14/24(c)	$249,825
150,000	Macquarie Group, Ltd., 6.059%, (SOFR plus 0.71%), 10/14/25(a)(b)	149,889
250,000	Manufacturers & Traders Trust Co., 2.900%, 2/6/25	243,731
400,000	Wells Fargo & Co., MTN, 0.805%, (SOFR plus 0.51%), 5/19/25(d)	396,956
		2,562,501
	Beverages — 0.9%
250,000	Constellation Brands, Inc., 4.750%, 11/15/24	248,694

	Capital Goods — 0.9%
250,000	Keysight Technologies, Inc., 4.550%, 10/30/24	248,220

	Diversified REITs — 0.9%
250,000	VICI Properties L.P./VICI Note Co., Inc., 3.500%, 2/15/25(a)	244,514

	Diversified Telecommunication Services — 0.8%
225,000	Sprint, LLC, 7.125%, 6/15/24	225,342

	Electric Utilities — 8.3%
250,000	Dominion Energy, Inc., STEP, 3.071%, 8/15/24	247,264
303,000	DTE Energy Co., STEP, Series C, 2.529%, 10/1/24	298,065
300,000	Entergy Louisiana, LLC, 0.950%, 10/1/24	293,174
250,000	FirstEnergy Transmission, LLC, 4.350%, 1/15/25(a)	246,961
280,000	Georgia Power Co., Series A, 2.200%, 9/15/24	275,527
85,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	85,331
250,000	Niagara Mohawk Power Corp., 3.508%, 10/1/24(a)	246,826
300,000	Oncor Electric Delivery Co., LLC, 2.750%, 6/1/24	298,353
300,000	Vistra Operations Co., LLC, 4.875%, 5/13/24(a)	299,432
		2,290,933

	Energy Equipment & Services — 3.3%
158,000	DCP Midstream Operating L.P., 5.375%, 7/15/25	157,413
220,000	Energy Transfer L.P., 5.750%, 4/1/25	219,934
175,000	NuStar Logistics L.P., 5.750%, 10/1/25	174,133
341,000	Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.450%, 7/1/24(a)	338,908
23,000	Sabine Pass Liquefaction, LLC, 5.750%, 5/15/24	22,993
		913,381

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)

	Financial Services — 8.1%
$300,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.650%, 10/29/24(e)	$292,681
250,000	Air Lease Corp., MTN, 2.300%, 2/1/25	242,796
250,000	Ares Capital Corp., 3.250%, 7/15/25	241,538
250,000	Ares Capital Corp., 4.250%, 3/1/25	245,946
250,000	Blackstone Private Credit Fund, 2.700%, 1/15/25	244,038
270,000	BNP Paribas SA, 3.375%, 1/9/25(a)	265,543
250,000	FS KKR Capital Corp., 1.650%, 10/12/24	244,162
400,000	Morgan Stanley, Series I, 0.864%, (SOFR plus 0.75%), 10/21/25(d)	389,005
74,000	OneMain Finance Corp., 6.875%, 3/15/25	74,734
		2,240,443

	Gas Utilities — 1.0%
271,000	Sempra, 3.300%, 4/1/25	265,154

	Health Care Equipment & Services — 1.1%
300,000	HCA, Inc., 5.375%, 2/1/25	299,169

	Household Durables — 1.0%
283,000	Meritage Homes Corp., 6.000%, 6/1/25	282,685

	Industrial REITs — 0.7%
205,000	Public Storage Operating Co., 5.820%, (SOFR plus 0.47%), 4/23/24(b)	205,016

	Insurance — 5.8%
300,000	Athene Global Funding, 2.750%, 6/25/24(a)	297,778
75,000	Brighthouse Financial Global Funding, 6.109%, (SOFR plus 0.76%), 4/12/24(a)(b)	75,007
250,000	CNO Global Funding, 1.650%, 1/6/25(a)	241,545
250,000	Farmers Insurance Exchange, 8.625%, 5/1/24(a)	250,263
200,000	GA Global Funding Trust, 0.800%, 9/13/24(a)	195,679
300,000	Nationwide Mutual Insurance Co., 7.881%, (LIBOR USD 3-Month plus 2.29%), 12/15/24(a)(c)	300,024
250,000	Symetra Financial Corp., 4.250%, 7/15/24	248,561
		1,608,857

	Multi-Utilities — 0.4%
107,000	Newmont Corp./Newcrest Finance Pty, Ltd., 5.300%, 3/15/26(a)	107,270

	Oil, Gas & Consumable Fuels — 0.9%
250,000	Hess Corp., 3.500%, 7/15/24	248,211

	Semiconductors & Semiconductor Equipment — 1.8%
250,000	Microchip Technology, Inc., 0.983%, 9/1/24	244,927
Principal
Amount		Fair Value
CORPORATE BONDS — (continued)

	Semiconductors & Semiconductor Equipment — (continued)
$250,000	Xilinx, Inc., 2.950%, 6/1/24	$248,747
		493,674

	Software — 2.1%
300,000	Hewlett Packard Enterprise Co., 5.900%, 10/1/24	300,583
275,000	VMware, LLC, 1.000%, 8/15/24	270,175
		570,758

	Specialty Retail — 0.6%
161,000	Nordstrom, Inc., 2.300%, 4/8/24	160,598

	Telecommunication Services — 0.4%
125,001	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 4.738%, 3/20/25(a)	124,328

	Tobacco — 0.5%
145,000	BAT Capital Corp., 3.222%, 8/15/24	143,561

	Total Corporate Bonds
	(Cost $14,704,575)	14,733,570

Shares
PREFERRED STOCKS — 1.8%

	Oil, Gas & Consumable Fuels — 1.8%
12,000	Energy Transfer L.P., Series E, 7.600%(f)	303,600
7,000	NuStar Energy L.P., Series C, 12.471%(f)	177,660

	Total Preferred Stocks
	(Cost $483,440)	481,260

U.S. TREASURY BILLS — 3.6%
1,000,000	5.308%, 5/7/24(g)	994,751

	Total U.S. Treasury Bills
	(Cost $994,725)	994,751

MONEY MARKET FUND — 1.9%
531,343	Federated Treasury Obligations Fund, Institutional Shares, 5.17%(h)	531,343

	Total Money Market Fund
	(Cost $531,343)	531,343
Total Investments — 99.0%
(Cost $27,351,308)		27,405,076
Net Other Assets (Liabilities) — 1.0%		284,039
NET ASSETS — 100.0%		$27,689,115

(a)	Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

(b)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2024. The maturity date reflected is the final maturity date.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2024. The maturity date reflected is the final maturity date.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e)	All or a portion of the securities are held in a separate collateral account at US Bank.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Yield to maturity at time of purchase.
(h)	Represents the current yield as of report date.

BKNT	Bank Note
MTN	Medium Term Note
STEP	Step Coupon Bond

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2024 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 20.7%

$205,000	Ally Auto Receivables Trust, Series 2022-3, Class A4, 5.070%, 6/15/31	$204,356
240,000	AmeriCredit Automobile Receivables Trust, Series 2022-1, Class C, 2.980%, 9/20/27	228,899
500,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class C, 5.320%, 4/18/28	500,385
425,000	ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.050%, 7/15/32(a)	427,753
656,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2020-2A, Class A, 2.020%, 2/20/27(a)	619,201
590,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2023-3A, Class A, 5.440%, 2/22/28(a)	593,619
139,096	Carvana Auto Receivables Trust, Series 2021-P2, Class A3, 0.490%, 3/10/26	137,893
307,971	Chesapeake Funding II, LLC, Series 2021-1A, Class A1, 0.470%, 4/15/33(a)	301,587
82	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 4.563%, 6/25/37	81
1,183,000	Enterprise Fleet Financing, LLC, Series 2023-1, Class A3, 5.420%, 10/22/29(a)	1,187,442
750,000	Ford Credit Auto Owner Trust 2020-REV2, Series 2020-2, Class A, 1.060%, 4/15/33(a)	702,645
1,288,000	Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.680%, 12/27/27(a)	1,175,706
392,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A, 5.410%, 11/14/29(a)	392,524
1,078,000	OneMain Direct Auto Receivables Trust 2019-1, Series 2019-1A, Class A, 3.630%, 9/14/27(a)	1,063,017
700,000	OneMain Financial Issuance Trust 2022-3, Series 2022-3A, Class A, 5.940%, 5/15/34(a)	703,838
850,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.230%, 12/15/28	848,478
810,000	Synchrony Card Funding, LLC, Series 2023-A1, Class A, 5.540%, 7/15/29	817,769
1,400,000	World Omni Select Auto Trust, Series 2023-A, Class A3, 5.650%, 7/17/28	1,403,726

	Total Asset Backed Securities
	(Cost $11,280,881)	11,308,919

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.4%

658,687	Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.500%, 7/25/49(a)(b)	583,567
Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$28,372	Fannie Mae, Series 2012-152, Class PC, 1.750%, 8/25/42	$27,799
429,127	Fannie Mae, Series 2013-35, Class CB, 2.000%, 2/25/43	404,666
24,231	Fannie Mae, Series 2013-72, Class NA, 2.500%, 8/25/42	23,496
268,968	Fannie Mae, Series 2015-71, Class PD, 2.500%, 3/25/43	261,246
237,145	Fannie Mae, Series 2016-100, Class DA, 3.000%, 2/25/43	225,352
344,420	Freddie Mac, Series 4828, Class QA, 3.500%, 3/15/47	330,609

	Total Collateralized Mortgage Obligations
	(Cost $2,010,747)	1,856,735

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.4%

427,957	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 6.939%, (TSFR1M plus 1.61%), 11/15/38(a)(c)	424,747
326,500	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 6.710%, (TSFR1M plus 1.39%), 12/15/38(a)(c)	322,419
395,241	BX Trust, Series 2021-RISE, Class C, 6.889%, (TSFR1M plus 1.56%), 11/15/36(a)(c)	391,042
394,041	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 6.760%, (TSFR1M plus 1.43%), 11/15/38(a)(c)	389,855
21,295	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(a)	21,213
28,707	GS Mortgage Securities Trust, Series 2014-GC24, Class AAB, 3.650%, 9/10/47	28,629
281,049	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.805%, 7/15/47	280,238
300,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	297,055
1,121,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	1,107,148
616,219	OPG Trust, Series 2021-PORT, Class C, 6.272%, (TSFR1M plus 0.95%), 10/15/36(a)(c)	605,050
265,329	SMR Mortgage Trust, Series 2022-IND, Class A, 6.975%, (TSFR1M plus 1.65%), 2/15/39(a)(c)	258,235

See accompanying Notes to the Financial Statements.

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$500,000	WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A5, 3.678%, 8/15/47	$495,535

	Total Commercial Mortgage-Backed Securities
	(Cost $4,618,787)	4,621,166

CORPORATE BONDS — 63.5%

	Aerospace & Defense — 2.4%
400,000	BAE Systems PLC, 5.000%, 3/26/27(a)	399,381
471,000	Bombardier, Inc., 7.125%, 6/15/26(a)	477,791
408,000	RTX Corp., 5.750%, 11/8/26	414,415
		1,291,587

	Automobiles — 3.9%
450,000	Daimler Truck Finance North America, LLC, 5.000%, 1/15/27(a)	448,926
425,000	Ford Motor Credit Co., LLC, 5.800%, 3/5/27	426,592
412,000	General Motors Financial Co., Inc., 5.400%, 4/6/26	412,283
419,000	Hyundai Capital America, 5.250%, 1/8/27(a)	418,759
460,000	Mercedes-Benz Finance North America, LLC, 4.800%, 3/30/26(a)	457,297
		2,163,857

	Banks — 15.6%
417,000	Bank of New York Mellon Corp. (The), 4.947%, (SOFR plus 1.03%), 4/26/27(d)	415,160
404,000	Canadian Imperial Bank of Commerce, 5.926%, 10/2/26	411,876
650,000	Citibank NA, 5.488%, 12/4/26	657,168
420,000	Citizens Bank NA, BKNT, 4.119%, (SOFR plus 1.40%), 5/23/25(d)	418,374
550,000	Cooperatieve Rabobank UA, 5.500%, 10/5/26	556,445
500,000	Danske Bank A/S, 5.427%, (1-Year Treasury Constant Maturity plus 0.95%), 3/1/28(a)(b)	501,271
535,000	Fifth Third Bank NA, 5.852%, (SOFRINDX plus 1.23%), 10/27/25(d)	534,623
400,000	Huntington National Bank (The), 4.008%, (SOFR plus 1.21%), 5/16/25(d)	398,502
310,000	ING Groep NV, 6.083%, (SOFR plus 1.56%), 9/11/27(d)	313,914
525,000	KeyBank NA, 4.700%, 1/26/26	512,888
414,000	Macquarie Bank, Ltd., 5.391%, 12/7/26(a)	416,202
496,000	Morgan Stanley, MTN, 1.164%, (SOFR plus 0.56%), 10/21/25(d)	482,882
450,000	NatWest Markets PLC, 6.126%, (SOFR plus 0.76%), 9/29/26(a)(c)	447,948
Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$424,000	PNC Financial Services Group, Inc. (The), 4.758%, (SOFRINDX plus 1.09%), 1/26/27(d)	$420,116
125,000	Royal Bank of Canada, GMTN, 4.875%, 1/12/26(e)	124,585
350,000	Sumitomo Mitsui Trust Bank, Ltd., 5.650%, 3/9/26(a)	352,997
494,000	Svenska Handelsbanken AB, 5.250%, 6/15/26(a)	495,356
457,000	Toronto-Dominion Bank (The), MTN, 1.200%, 6/3/26	420,467
650,000	Wells Fargo Bank NA, 5.254%, 12/11/26	652,374
		8,533,148

	Beverages — 0.7%
400,000	Diageo Capital PLC, 5.375%, 10/5/26	403,945

	Commercial Services & Supplies — 1.8%
554,000	GFL Environmental, Inc., 4.250%, 6/1/25(a)	545,137
458,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.750%, 4/15/26(a)	456,613
		1,001,750

	Consumer Staples Distribution & Retail — 0.8%
423,000	Cargill, Inc., 4.500%, 6/24/26(a)	419,605

	Diversified REITs — 1.3%
502,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/1/25(a)	493,007
208,000	VICI Properties L.P./VICI Note Co., Inc., 4.250%, 12/1/26(a)	200,006
		693,013

	Diversified Telecommunication Services — 2.0%
664,000	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 5.152%, 3/20/28(a)	662,646
408,000	Sprint, LLC, 7.625%, 3/1/26	421,566
		1,084,212

	Electric Utilities — 6.3%
263,000	Ameren Corp., 5.700%, 12/1/26	266,573
419,000	CenterPoint Energy, Inc., 5.250%, 8/10/26	419,826
422,000	DTE Electric Co., 4.850%, 12/1/26	421,678
380,000	Duke Energy Corp., 4.850%, 1/5/27(e)	378,562
133,000	Georgia Power Co., 5.004%, 2/23/27	133,220
300,000	Korea East-West Power Co., Ltd., 3.600%, 5/6/25(a)	294,250
420,000	NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/25	421,687
275,000	Public Service Electric & Gas Co., MTN, 2.250%, 9/15/26	258,079
429,000	Puget Energy, Inc., 3.650%, 5/15/25	418,969

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Electric Utilities — (continued)
$419,000	Southern California Edison Co., 4.900%, 6/1/26	$417,193
		3,430,037

	Energy Equipment & Services — 3.2%
408,000	Energy Transfer L.P., 6.050%, 12/1/26	416,344
421,000	Enterprise Products Operating, LLC, 4.600%, 1/11/27	418,544
496,000	NuStar Logistics L.P., 5.750%, 10/1/25	493,541
420,000	Williams Cos., Inc. (The), 5.400%, 3/2/26	421,211
		1,749,640
	Entertainment — 0.8%
436,000	Mattel, Inc., 3.375%, 4/1/26(a)	417,067

	Equity Real Estate Investment Trusts (REITS) — 0.9%
549,000	Starwood Property Trust, Inc., 3.625%, 7/15/26(a)	515,210

	Financial Services — 6.6%
450,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.100%, 1/15/27	457,650
417,000	Ally Financial, Inc., 5.750%, 11/20/25	414,220
510,000	American Express Co., 5.098%, (SOFR plus 1.00%), 2/16/28(d)	509,160
480,000	Blackstone Private Credit Fund, 3.250%, 3/15/27	443,398
413,000	Charles Schwab Corp. (The), 5.875%, 8/24/26	419,866
421,000	Element Fleet Management Corp., 5.643%, 3/13/27(a)	422,286
345,000	Lloyds Banking Group PLC, 5.985%, (1-Year Treasury Constant Maturity plus 1.48%), 8/7/27(b)	348,298
235,000	OneMain Finance Corp., 6.875%, 3/15/25	237,330
400,000	UBS Group AG, 4.125%, 4/15/26(a)	389,470
		3,641,678

	Gas Utilities — 0.8%
408,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/26	413,385

	Health Care Providers & Services — 0.8%
422,000	AbbVie, Inc., 4.800%, 3/15/27	422,347

	Insurance — 5.8%
279,000	Aon North America, Inc., 5.125%, 3/1/27	280,500
426,000	Apollo Management Holdings L.P., 4.400%, 5/27/26(a)	416,461
420,000	Athene Global Funding, 5.684%, 2/23/26(a)	421,659
417,000	Corebridge Global Funding, 5.750%, 7/2/26(a)	417,547
430,000	Jackson National Life Global Funding, 3.875%, 6/11/25(a)	419,163
Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Insurance — (continued)
$407,000	New York Life Global Funding, 5.450%, 9/18/26(a)	$410,427
425,000	Reliance Standard Life Global Funding II, 5.243%, 2/2/26(a)	420,627
439,000	SBL Holdings, Inc., 5.125%, 11/13/26(a)	415,630
		3,202,014

	IT Services — 0.5%
292,000	Fiserv, Inc., 5.150%, 3/15/27	292,987

	Media — 1.4%
273,000	Charter Communications Operating, LLC/Charter Communications Operating Capital, 6.150%, 11/10/26	275,211
518,000	Gray Television, Inc., 5.875%, 7/15/26(a)	503,863
		779,074

	Multi-Utilities — 0.5%
291,000	Newmont Corp./Newcrest Finance Pty, Ltd., 5.300%, 3/15/26(a)	291,736

	Oil, Gas & Consumable Fuels — 3.0%
340,000	Apache Corp., 4.875%, 11/15/27	330,470
467,000	Permian Resources Operating, LLC, 8.000%, 4/15/27(a)	481,008
413,000	Pioneer Natural Resources Co., 5.100%, 3/29/26	412,579
435,000	Shell International Finance BV, 2.875%, 5/10/26	417,819
		1,641,876

	Semiconductors & Semiconductor Equipment — 1.5%
429,000	Microchip Technology, Inc., 4.250%, 9/1/25	422,016
421,000	NXP BV/NXP Funding, LLC, 5.350%, 3/1/26	421,176
		843,192

	Software — 2.1%
440,000	Concentrix Corp., 6.650%, 8/2/26	443,582
275,000	Oracle Corp., 5.800%, 11/10/25	277,319
415,000	Take-Two Interactive Software, Inc., 5.000%, 3/28/26	412,987
		1,133,888

	Specialty Retail — 0.8%
416,000	Lowe's Cos., Inc., 4.800%, 4/1/26	413,676

	Total Corporate Bonds
	(Cost $34,770,444)	34,778,924

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 1.7%

	Illinois — 1.5%
$805,000	Sales Tax Securitization Corp., Current Refunding, Taxable Revenue Bonds, Series B, 4.558%, 1/1/26	$797,868

	Texas — 0.2%
140,000	Dallas Fort Worth International Airport, Current Refunding, Taxable Revenue Bonds, Series A, 4.738%, 11/1/26(e)	139,763

	Total Municipal Bonds
	(Cost $945,000)	937,631

U.S. TREASURY NOTES — 1.1%

600,000	3.625%, 5/15/26	588,258

	Total U.S. Treasury Notes
	(Cost $592,773)	588,258

Shares
PREFERRED STOCKS — 0.7%

	Oil, Gas & Consumable Fuels — 0.7%
15,500	NuStar Energy L.P., Series C, 12.471%(f)	393,390

	Total Preferred Stocks
	(Cost $395,560)	393,390

MONEY MARKET FUND — 0.1%

57,195	Federated Treasury Obligations Fund, Institutional Shares, 5.17%(g)	57,195

	Total Money Market Fund
	(Cost $57,195)	57,195

Total Investments — 99.6%
(Cost $54,671,387)		54,542,218
Net Other Assets (Liabilities) — 0.4%		196,827
NET ASSETS — 100.0%		$54,739,045

(a)	Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2024. The maturity date reflected is the final maturity date.
(c)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2024. The maturity date reflected is the final maturity date.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e)	All or a portion of the securities are held in a separate collateral account at US Bank.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Represents the current yield as of report date.

BKNT	Bank Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
STEP	Step Coupon Bond

Continued

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments

March 31, 2024 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 2.0%

$100,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-3A, Class A, 2.360%, 3/20/26(a)	$97,605
183,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2024-1A, Class A, 5.360%, 6/20/30(a)	184,017
70,983	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35(b)	65,471

	Total Asset Backed Securities
	(Cost $354,300)	347,093

COLLATERALIZED MORTGAGE OBLIGATIONS — 22.9%

32,556	Fannie Mae, Series 2003-44, Class Q, 3.500%, 6/25/33	31,330
146,134	Fannie Mae, Series 2005-31, Class PB, 5.500%, 4/25/35	147,075
132,968	Fannie Mae, Series 2012-150, Class KA, 1.750%, 1/25/43	108,838
211,181	Fannie Mae, Series 2012-87, Class MB, 2.000%, 5/25/42	190,008
77,869	Fannie Mae, Series 2013-44, Class DJ, 1.850%, 5/25/33	70,349
136,673	Fannie Mae, Series 2016-24, Class CD, 1.750%, 2/25/46	112,932
41,747	Fannie Mae, Series 2016-49, Class DA, 3.500%, 10/25/42	40,701
178,138	Fannie Mae, Series 2016-49, Class PA, 3.000%, 9/25/45	164,251
229,714	Fannie Mae, Series 2016-88, Class PK, 2.500%, 3/25/46	205,428
193,780	Fannie Mae, Series 2019-25, Class PD, 2.500%, 5/25/48	169,452
154,203	Freddie Mac, Series 3787, Class LM, 4.000%, 1/15/31	150,709
62,015	Freddie Mac, Series 4122, Class BC, 3.000%, 5/15/40	57,004
83,756	Freddie Mac, Series 4151, Class PA, 2.000%, 1/15/33	77,517
163,335	Freddie Mac, Series 4173, Class NB, 3.000%, 3/15/43	145,915
386,465	Freddie Mac, Series 4601, Class NJ, 1.900%, 9/15/45	333,891
106,192	Freddie Mac, Series 4656, Class PA, 3.500%, 10/15/45	100,543
315,000	Freddie Mac, Series 4669, Class QY, 3.500%, 9/15/44	296,892
179,175	Freddie Mac, Series 4863, Class AJ, 3.500%, 7/15/38	167,469
211,119	Freddie Mac, Series 4942, Class NC, 2.500%, 10/25/49	180,778
141,665	Freddie Mac, Series 5380, Class A, 5.500%, 9/25/47	139,876
168,166	Ginnie Mae, Series 2011-137, Class WA, 5.595%, 7/20/40(c)	170,171
Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$53,775	Ginnie Mae, Series 2013-133, Class PL, 3.500%, 2/16/37	$51,943
47,152	Ginnie Mae, Series 2015-162, Class EB, 2.500%, 9/20/44	43,665
213,911	Ginnie Mae, Series 2022-137, Class PA, 4.000%, 5/20/52	202,786
242,964	Ginnie Mae, Series 2023-181, Class AV, 5.500%, 2/20/33	243,897
165,994	Ginnie Mae, Series 2023-79, Class DV, 5.500%, 5/20/34	167,355
150,000	Ginnie Mae, Series 2023-81, Class AL, 4.500%, 8/20/40	144,827

	Total Collateralized Mortgage Obligations
	(Cost $4,170,632)	3,915,602

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.6%

136,114	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.935%, 4/10/48	133,097
374,441	Fannie Mae-Aces, Series 2015-M17, Class A2, 2.913%, 11/25/25(c)	362,572
385,271	Fannie Mae-Aces, Series 2017-M7, Class A2, 2.961%, 2/25/27(c)	366,362
212,187	Fannie Mae-Aces, Series 2017-M8, Class A2, 3.061%, 5/25/27(c)	202,351
389,501	Fannie Mae-Aces, Series 2018-M10, Class A2, 3.357%, 7/25/28(c)	370,643
140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	136,332
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K060, Class A2, 3.300%, 10/25/26	202,597
496,314	Freddie Mac Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/26(c)	477,637
125,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	119,432
160,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/27(c)	152,703
275,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2, 3.926%, 6/25/28	267,395
250,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	247,546
71,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	70,123

See accompanying Notes to the Financial Statements.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4, 3.526%, 12/15/47	$246,034

	Total Commercial Mortgage-Backed Securities
	(Cost $3,547,920)	3,354,824

CORPORATE BONDS — 2.1%

	Banks — 0.4%
70,000	Bank of America Corp., GMTN, 3.500%, 4/19/26	67,886

	Electric Utilities — 0.4%
75,000	Public Service Electric & Gas Co., MTN, 2.250%, 9/15/26(b)	70,385

	Retail REITs — 1.3%
250,000	Federal Realty OP L.P., 1.250%, 2/15/26(b)	231,257

	Total Corporate Bonds
	(Cost $400,044)	369,528

MORTGAGE-BACKED SECURITIES — 31.6%

	Fannie Mae — 20.4%
163,126	4.000%, 12/1/33, Pool #MA1689	157,928
227,562	4.500%, 3/1/34, Pool #CA3294	225,886
39,770	4.000%, 12/1/36, Pool #MA2856	38,346
39,984	4.000%, 2/1/37, Pool #MA2914	38,545
366,211	1.500%, 12/1/40, Pool #MA4202	299,490
145,147	6.000%, 9/1/43, Pool #MA5158	146,541
37,723	4.000%, 5/1/47, Pool #BE9598	35,637
107,592	3.500%, 12/1/47, Pool #CA0833	98,213
48,032	5.000%, 8/1/48, Pool #CA2219	47,679
51,323	3.500%, 9/1/49, Pool #BJ9608	46,689
57,294	3.500%, 10/1/49, Pool #CA4431	52,121
88,374	3.000%, 3/1/50, Pool #FM2714	76,965
198,730	3.000%, 7/1/50, Pool #CA6422	172,949
196,762	3.000%, 7/1/50, Pool #CA6421	171,237
163,140	2.000%, 8/1/50, Pool #CA6799	131,148
182,767	2.500%, 8/1/50, Pool #CA6707	154,644
252,576	2.000%, 9/1/50, Pool #CA7019	202,418
290,245	2.500%, 9/1/50, Pool #BQ2883	242,241
136,036	2.500%, 9/1/50, Pool #BQ0538	113,479
357,478	2.000%, 10/1/50, Pool #CA7224	286,158
278,425	2.500%, 10/1/50, Pool #FM4638	232,041
263,122	2.500%, 10/1/50, Pool #FM4530	219,504
183,315	4.000%, 7/1/52, Pool #FS2516	170,218
141,843	5.000%, 11/1/52, Pool #CB5278	138,893
		3,498,970

	Freddie Mac — 10.5%
96,199	4.000%, 12/1/35, Pool #ZA2401	92,825
88,514	3.500%, 6/1/36, Pool #ZA2414	83,595
57,405	4.000%, 3/1/39, Pool #ZA6403	54,968
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Freddie Mac — (continued)
$189,009	2.000%, 12/1/40, Pool #RB5090	$159,977
119,371	3.500%, 1/1/47, Pool #ZT0941	109,209
94,500	3.000%, 12/1/51, Pool #SD8184	81,504
181,665	4.500%, 6/1/52, Pool #SD1265	173,812
178,725	4.500%, 8/1/52, Pool #SD1515	170,429
264,975	5.000%, 9/1/52, Pool #RA7936	259,256
159,963	5.500%, 2/1/53, Pool #QF8052	159,662
190,954	5.000%, 3/1/53, Pool #SD2390	187,414
95,739	6.000%, 5/1/53, Pool #SD3072	96,950
163,063	6.000%, 7/1/53, Pool #SD3223	166,266
		1,795,867
	Ginnie Mae — 0.6%
102,040	4.000%, 7/20/52, Pool #786280	95,810

	Ginnie Mae II — 0.1%
25,987	5.000%, 11/20/38, Pool #4283	25,193

	Total Mortgage-Backed Securities
	(Cost $6,102,029)	5,415,840

MUNICIPAL BONDS — 0.7%

	Wisconsin — 0.7%
115,000	State of Wisconsin, TXB, Revenue Bonds, Pension Funding, Series A, (AGM), 5.700%, 5/1/26(b)	115,710

	Total Municipal Bonds
	(Cost $118,133)	115,710

U.S. GOVERNMENT AGENCIES — 13.2%

	Fannie Mae — 9.7%
1,000,000	6.250%, 5/15/29	1,089,942
500,000	7.125%, 1/15/30	572,036
		1,661,978

	Federal Farm Credit Banks Funding Corp. — 0.4%
86,000	2.400%, 3/24/36	66,814

	Federal Home Loan Banks — 3.1%
500,000	1.200%, 12/30/24	485,447
60,000	1.900%, 10/7/31	49,452
		534,899

	Total U.S. Government Agencies
	(Cost $2,357,868)	2,263,691

U.S. TREASURY NOTES — 7.1%

140,000	0.250%, 9/30/25	130,851
1,150,200	1.125%, 2/15/31	943,928
150,000	2.750%, 8/15/32	134,654

	Total U.S. Treasury Notes
	(Cost $1,304,079)	1,209,433

Continued

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 0.3%

51,917	Federated Treasury Obligations Fund, Institutional Shares, 5.17%(d)	$51,917

	Total Money Market Fund
	(Cost $51,917)	51,917

Total Investments — 99.5%
(Cost $18,406,922)		17,043,638
Net Other Assets (Liabilities) — 0.5%		79,802
NET ASSETS — 100.0%		$17,123,440

(a)	Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	All or a portion of the securities are held in a separate collateral account at US Bank.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2024. The maturity date reflected is the final maturity date.
(d)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
GMTN	Global Medium Term Note
MTN	Medium Term Note
TXB	Taxable Bond

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2024 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 9.2%

$5,625,000	ARI Fleet Lease Trust, Series 2023-B, Class A3, 5.890%, 7/15/32(a)	$5,738,088
1,403,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2020-2A, Class A, 2.020%, 2/20/27(a)	1,324,299
6,250,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2021-1A, Class A, 1.380%, 8/20/27(a)	5,743,504
4,543,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2023-8A, Class A, 6.020%, 2/20/30(a)	4,687,729
3,127,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2024-1A, Class A, 5.360%, 6/20/30(a)	3,144,379
5,730,000	CarMax Auto Owner Trust, Series 2023-4, Class A4, 5.960%, 5/15/29	5,889,144
8,720,000	Carvana Auto Receivables Trust, Series 2021-P2, Class B, 1.270%, 3/10/27	8,009,576
4,791,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	5,184,151
461	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 4.563%, 6/25/37	457
7,000,000	Enterprise Fleet Financing, LLC, Series 2022-1, Class A3, 3.270%, 1/20/28(a)	6,784,156
7,101,000	Enterprise Fleet Financing, LLC, Series 2023-1, Class A3, 5.420%, 10/22/29(a)	7,127,660
11,959,000	Ford Credit Auto Owner Trust, Series 2021-2, Class A, 1.530%, 5/15/34(a)	10,935,257
6,000,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/34(a)	5,463,290
15,735,000	Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.680%, 12/27/27(a)	14,363,144
7,000,000	Hertz Vehicle Financing, LLC, Series 2022-2A, Class A, 2.330%, 6/26/28(a)	6,412,567
346,317	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 6.569%, (TSFR1M plus 1.24%), 10/25/33(b)(c)	342,995
13,050,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A, 5.410%, 11/14/29(a)	13,067,433
20,805,000	OneMain Financial Issuance Trust, Series 2021-1A, Class A1, 1.550%, 6/16/36(a)	18,842,808
3,950,000	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/35(a)	3,866,796
38,012	RAAC Trust, STEP, Series 2004-SP1, Class AI3, 6.118%, 3/25/34	37,102
1,622,142	Saxon Asset Securities Trust, Series 2004-3, Class M1, 6.344%, (TSFR1M plus 1.01%), 12/26/34(b)	1,549,443
5,037,000	SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(a)	4,977,079

	Total Asset Backed Securities
	(Cost $140,305,115)	133,491,057
Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.4%

$15,631	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.038%, 4/25/35(d)	$15,533
9,103	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19(c)	9,049
44,176	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	42,035
65,021	Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2004-1, Class 2A1, 6.500%, 2/25/34	64,042
604,286	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41(c)	594,767
1,068,849	Fannie Mae, Series 2013-16, Class A, 1.750%, 1/25/40	1,035,634
891,000	Fannie Mae, Series 2013-70, Class CY, 3.500%, 7/25/43	759,871
583,702	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/25/27	576,523
127,980	Fannie Mae, Series 2017-64, Class PD, 2.500%, 7/25/47	110,426
223,111	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	223,418
730,000	Freddie Mac, Series 3762, Class LN, 4.000%, 11/15/40	679,052
257,532	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	252,083
1,410,208	Freddie Mac, Series 4100, Class PA, 3.000%, 1/15/42	1,323,030
6,956,976	Freddie Mac, Series 4112, Class PB, 4.000%, 9/15/42	6,449,147
507,000	Freddie Mac, Series 4120, Class YK, 2.000%, 10/15/32	410,191
437,186	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	420,483
324,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32	293,145
316,286	Freddie Mac, Series 4328, Class KD, 3.000%, 8/15/43	298,609
1,369,985	Freddie Mac, Series 4427, Class KA, 2.250%, 7/15/44	1,260,461
1,002,712	Freddie Mac, Series 4654, Class KA, 3.000%, 6/15/45	941,461
168,204	Freddie Mac, Series 4710, Class GA, 3.000%, 3/15/44	164,624
10,087,051	Freddie Mac, Series 5300, Class AB, 5.500%, 1/25/49	9,949,420
125,819	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	125,644
2,712,381	Ginnie Mae, Series 2014-2, Class AG, 2.276%, 3/20/40(d)	2,342,004
8,934,503	Ginnie Mae, Series 2023-132, Class DV, 6.000%, 7/20/34	9,145,556

See accompanying Notes to the Financial Statements.

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$11,510,439	Ginnie Mae, Series 2023-154, Class GA, 6.000%, 4/20/50	$11,711,556

	Total Collateralized Mortgage Obligations
	(Cost $49,840,626)	49,197,764

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.5%

1,165,000	BANK5, Series 2023-5YR3, Class AS, 7.315%, 9/15/56(d)	1,247,775
2,940,000	BBCMS Mortgage Trust, Series 2024-5C25, Class A3, 5.946%, 3/15/57	3,048,654
2,002,000	BBCMS Mortgage Trust, Series 2024-5C25, Class AS, 6.358%, 3/15/57(d)	2,078,255
3,127,000	Benchmark Mortgage Trust, Series 2023-V2, Class AS, 6.537%, 5/15/55(d)	3,234,177
8,434,000	Benchmark Mortgage Trust, Series 2024-V5, Class A3, 5.805%, 1/10/57	8,689,390
1,396,000	Benchmark Mortgage Trust, Series 2024-V6, Class A3, 5.926%, 3/15/29	1,445,569
5,293,000	Benchmark Mortgage Trust, Series 2024-V6, Class AS, 6.384%, 3/15/29	5,476,496
3,365,542	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 6.939%, (TSFR1M plus 1.61%), 11/15/38(a)(b)	3,340,300
2,972,000	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 6.710%, (TSFR1M plus 1.39%), 12/15/38(a)(b)	2,934,850
3,106,909	BX Trust, Series 2021-RISE, Class C, 6.889%, (TSFR1M plus 1.56%), 11/15/36(a)(b)	3,073,899
4,314,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(d)	4,021,283
530,000	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.631%, 2/10/50	489,597
3,447,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	3,282,356
1,337,000	Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712%, 4/14/50	1,255,506
297,094	COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/47	296,444
1,643,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	1,620,524
1,070,000	COMM Mortgage Trust, Series 2014-UBS4, Class A5, 3.694%, 8/10/47	1,058,140
7,241,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	6,768,372
1,337,000	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.808%, 11/15/48	1,298,635
3,080,414	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 6.760%, (TSFR1M plus 1.43%), 11/15/38(a)(b)	3,047,685
Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$2,912,749	Fannie Mae-Aces, Series 2017-M8, Class A2, 3.061%, 5/25/27(d)	$2,777,728
1,848,616	Fannie Mae-Aces, Series 2019-M9, Class A2, 2.937%, 6/25/29	1,712,347
3,386,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K153, Class A3, 3.117%, 10/25/31(d)	3,024,357
8,536,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3, 3.750%, 4/25/33	7,918,513
4,532,890	FRESB Mortgage Trust, Series 2018-SB52, Class A10F, 3.463%, 6/25/28(d)	4,299,189
189,742	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(a)	189,005
2,249,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	2,226,431
2,209,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(d)	2,094,918
1,720,023	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(d)	1,623,193
1,517,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%, 12/15/49(d)	1,431,682
3,742,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 3/15/50	3,557,524
3,343,454	Med Trust, Series 2021-MDLN, Class C, 7.239%, (TSFR1M plus 1.91%), 11/15/38(a)(b)	3,332,957
589,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	581,722
5,198,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	4,978,873
2,562,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.049%, 11/15/49	2,377,621
9,850,000	Morgan Stanley Capital I Trust, Series 2018-H3, Class A5, 4.177%, 7/15/51	9,441,159
8,910,000	Morgan Stanley Capital I, Inc., Series 2017-HR2, Class A4, 3.587%, 12/15/50	8,377,122
4,892,222	OPG Trust, Series 2021-PORT, Class C, 6.272%, (TSFR1M plus 0.95%), 10/15/36(a)(b)	4,803,551
2,631,955	SMR Mortgage Trust, Series 2022-IND, Class A, 6.975%, (TSFR1M plus 1.65%), 2/15/39(a)(b)	2,561,579
2,812,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	2,724,368

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$723,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794%, 12/15/49	$694,984
8,591,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581%, 10/15/50	8,125,919
899,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	884,040

	Total Commercial Mortgage-Backed Securities
	(Cost $144,950,338)	137,446,689

CORPORATE BONDS — 29.0%

	Aerospace & Defense — 0.8%
2,729,000	BAE Systems PLC, 5.300%, 3/26/34(a)	2,744,065
5,745,000	Boeing Co. (The), 5.705%, 5/1/40	5,505,472
2,113,000	Lockheed Martin Corp., 4.450%, 5/15/28	2,093,653
1,658,000	RTX Corp., 6.400%, 3/15/54	1,880,795
		12,223,985

	Automobiles — 1.0%
3,495,000	Daimler Truck Finance North America, LLC, 2.000%, 12/14/26(a)	3,214,169
3,831,000	Ford Motor Co., 6.100%, 8/19/32	3,888,334
3,213,000	General Motors Financial Co., Inc., 5.850%, 4/6/30	3,278,834
3,388,000	Mercedes-Benz Finance North America, LLC, 5.050%, 8/3/33(a)	3,401,719
		13,783,056

	Banks — 4.6%
4,121,000	Bank of America Corp., 3.419%, (TSFR3M plus 1.30%), 12/20/28(e)	3,863,678
4,748,000	Bank of America Corp., 5.288%, (SOFR plus 1.91%), 4/25/34(e)	4,734,033
3,241,000	BPCE SA, 2.375%, 1/14/25(a)	3,155,608
2,716,000	Citizens Financial Group, Inc., 5.841%, (SOFR plus 2.01%), 1/23/30(e)	2,710,819
1,867,000	Comerica, Inc., 5.982%, (SOFR plus 2.16%), 1/30/30(e)	1,844,437
2,864,000	Fifth Third Bancorp, 4.055%, (SOFR plus 1.36%), 4/25/28(e)	2,735,003
1,210,000	Fifth Third Bancorp, 4.337%, (SOFR plus 1.66%), 4/25/33(e)	1,104,926
4,266,000	First Citizens BancShares, Inc., 3.375%, (TSFR3M plus 2.47%), 3/15/30(e)	4,080,299
2,260,000	Huntington Bancshares, Inc., 6.208%, (SOFR plus 2.02%), 8/21/29(e)	2,312,358
2,740,000	JPMorgan Chase & Co., 5.012%, (SOFR plus 1.31%), 1/23/30(e)	2,729,668
2,335,000	KeyCorp, MTN, 2.550%, 10/1/29	1,974,903
3,730,000	Lloyds Banking Group PLC, 4.582%, 12/10/25	3,656,040
Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$3,659,000	Macquarie Group, Ltd., 1.340%, (SOFR plus 1.07%), 1/12/27(a)(e)	$3,394,433
3,357,000	Morgan Stanley, MTN, 5.250%, (SOFR plus 1.87%), 4/21/34(e)	3,331,677
3,419,000	PNC Financial Services Group, Inc. (The), 5.068%, (SOFR plus 1.93%), 1/24/34(e)	3,313,700
4,192,000	Sumitomo Mitsui Financial Group, Inc., 2.130%, 7/8/30	3,513,720
4,064,000	Toronto-Dominion Bank (The), 3.625%, (5 yr. Swap Semi 30/360 USD plus 2.21%), 9/15/31(d)	3,888,324
1,760,000	U.S. Bancorp, 5.850%, (SOFR plus 2.09%), 10/21/33(e)	1,796,035
2,534,000	Visa, Inc., 2.700%, 4/15/40	1,902,347
4,684,000	Wells Fargo & Co., 3.068%, (SOFR plus 2.53%), 4/30/41(e)	3,507,503
2,510,000	Wells Fargo & Co., 5.389%, (SOFR plus 2.02%), 4/24/34(e)	2,493,622
2,893,000	Wells Fargo & Co., MTN, 4.808%, (SOFR plus 1.98%), 7/25/28(e)	2,852,517
2,552,000	Westpac Banking Corp., GMTN, 4.322%, (USISOA05 plus 2.24%), 11/23/31(d)	2,463,748
		67,359,398

	Beverages — 0.3%
1,879,000	Anheuser-Busch InBev Worldwide, Inc., 5.800%, 1/23/59	2,016,138
2,641,000	Bacardi, Ltd./Bacardi-Martini BV, 5.400%, 6/15/33(a)	2,619,841
		4,635,979

	Building Products — 0.1%
641,000	Carrier Global Corp., 6.200%, 3/15/54	707,940

	Commercial Services & Supplies — 0.2%
3,585,000	Waste Connections, Inc., 2.950%, 1/15/52	2,398,125

	Construction Materials — 0.1%
2,321,000	Vulcan Materials Co., 4.500%, 6/15/47	2,019,811

	Consumer Discretionary Distribution & Retail — 0.3%
3,517,000	Amazon.com, Inc., 2.700%, 6/3/60(c)	2,183,812
2,436,000	Meta Platforms, Inc., 4.600%, 5/15/28	2,436,139
		4,619,951

	Consumer Staples Distribution & Retail — 0.4%
2,787,000	General Mills, Inc., 4.950%, 3/29/33	2,758,548
3,820,000	Kraft Heinz Foods Co., 4.875%, 10/1/49	3,463,289
		6,221,837

	Diversified Consumer Services — 0.3%
2,317,000	Duke University, 3.299%, 10/1/46	1,808,735
3,898,000	Lehigh University, 3.479%, 11/15/46	2,917,005
		4,725,740

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Diversified REITs — 0.5%
$3,279,000	American Tower Trust, 3.652%, 3/23/28(a)(c)	$3,108,446
2,764,000	LXP Industrial Trust, 2.700%, 9/15/30	2,309,228
2,223,000	VICI Properties L.P., 5.750%, 4/1/34(f)	2,203,520
		7,621,194

	Diversified Telecommunication Services — 0.4%
38,750	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 4.738%, 3/20/25(a)	38,541
3,311,000	T-Mobile USA, Inc., 6.000%, 6/15/54	3,544,505
2,700,000	Warnermedia Holdings, Inc., 4.279%, 3/15/32	2,411,937
		5,994,983

	Electric Utilities — 1.8%
2,658,000	CenterPoint Energy Houston Electric, LLC, 5.150%, 3/1/34	2,679,310
1,558,000	Consolidated Edison Co. of New York, Inc., 5.900%, 11/15/53	1,663,305
2,683,000	DTE Electric Co., 5.200%, 4/1/33	2,720,665
2,077,000	Duke Energy Florida, LLC, 6.200%, 11/15/53	2,287,148
4,927,000	Duke Energy Progress, LLC, 3.600%, 9/15/47	3,680,609
2,688,000	Georgia Power Co., 4.950%, 5/17/33	2,652,991
4,336,000	Indiana Michigan Power Co., Series K, 4.550%, 3/15/46	3,695,774
4,682,000	NextEra Energy Capital Holdings, Inc., 2.440%, 1/15/32	3,872,672
2,636,000	Southern California Edison Co., 5.950%, 11/1/32	2,766,626
		26,019,100

	Energy Equipment & Services — 1.4%
3,568,000	Aker BP ASA, 3.750%, 1/15/30(a)	3,262,273
2,108,000	Cheniere Corpus Christi Holdings, LLC, 3.700%, 11/15/29	1,961,755
2,167,000	Cheniere Energy, Inc., 4.625%, 10/15/28	2,097,853
1,648,000	Cheniere Energy, Inc., 5.650%, 4/15/34(a)	1,659,444
1,936,000	Energy Transfer L.P., 6.550%, 12/1/33	2,075,158
2,449,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	2,593,213
1,537,000	Hess Corp., 7.875%, 10/1/29(c)	1,737,929
2,318,000	ONEOK, Inc., 7.150%, 1/15/51	2,612,954
2,396,000	Sempra Global, 3.250%, 1/15/32(a)	1,978,982
		19,979,561

	Equity Real Estate Investment Trusts (REITS) — 0.3%
1,911,000	Brixmor Operating Partnership L.P., 4.125%, 5/15/29	1,801,706
2,961,000	Store Capital, LLC, 2.750%, 11/18/30	2,380,748
		4,182,454
Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financial Services — 3.4%
$3,650,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/30	$3,790,855
1,306,000	Apollo Debt Solutions BDC, 6.900%, 4/13/29(a)	1,319,373
1,893,000	Ares Management Corp., 6.375%, 11/10/28	1,985,928
3,445,000	Avolon Holdings Funding, Ltd., 5.750%, 3/1/29(a)	3,428,042
2,360,000	Barings BDC, Inc., 3.300%, 11/23/26	2,158,526
3,509,000	BlackRock, Inc., 1.900%, 1/28/31(c)	2,921,473
2,125,000	Blue Owl Capital Corp., 3.400%, 7/15/26	2,002,442
3,890,000	Blue Owl Finance, LLC, 4.125%, 10/7/51(a)	2,663,500
3,217,000	Charles Schwab Corp. (The), 5.643%, (SOFR plus 2.21%), 5/19/29(e)	3,264,768
3,464,000	Citigroup, Inc., 3.057%, (SOFR plus 1.35%), 1/25/33(e)	2,941,976
1,977,000	Citigroup, Inc., 6.174%, (SOFR plus 2.66%), 5/25/34(e)	2,005,385
1,805,000	Jefferies Financial Group, Inc., 4.150%, 1/23/30	1,691,491
4,496,000	JPMorgan Chase & Co., 4.912%, (SOFR plus 2.08%), 7/25/33(e)	4,402,553
2,730,000	LPL Holdings, Inc., 6.750%, 11/17/28	2,860,482
1,823,000	Mitsubishi UFJ Financial Group, Inc., 5.422%, (1-Year Treasury Constant Maturity plus 1.38%), 2/22/29(d)	1,843,090
4,031,000	Morgan Stanley, 3.591%, 7/22/28(d)	3,830,392
2,684,000	S&P Global, Inc., 5.250%, 9/15/33(a)	2,743,995
3,484,000	UBS Group AG, 4.988%, (1-Year Treasury Constant Maturity plus 2.40%), 8/5/33(a)(d)	3,356,556
		49,210,827

	Gas Utilities — 0.9%
2,971,000	Entergy Louisiana, LLC, 2.350%, 6/15/32	2,422,368
2,640,000	Entergy Louisiana, LLC, 5.700%, 3/15/54	2,687,564
2,758,000	National Grid PLC, 5.809%, 6/12/33	2,818,809
5,830,000	Sempra, 3.800%, 2/1/38	4,851,706
		12,780,447

	Ground Transportation — 0.4%
3,094,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	2,974,859
4,184,000	Canadian Pacific Railway Co., 4.200%, 11/15/69	3,314,197
		6,289,056

	Health Care Equipment & Services — 0.4%
2,271,000	GE HealthCare Technologies, Inc., 5.857%, 3/15/30	2,365,100
2,671,000	HCA, Inc., 5.500%, 6/1/33	2,683,630
		5,048,730

	Health Care Providers & Services — 1.3%
1,666,000	AbbVie, Inc., 5.050%, 3/15/34	1,686,083
2,569,000	Amgen, Inc., 5.250%, 3/2/30	2,609,095

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Health Care Providers & Services — (continued)
$4,990,000	Bristol-Myers Squibb Co., 2.550%, 11/13/50	$3,081,837
2,801,000	CSL Finance PLC, 4.250%, 4/27/32(a)	2,665,907
3,974,000	CVS Health Corp., 2.700%, 8/21/40	2,763,569
2,031,000	Elevance Health, Inc., 3.600%, 3/15/51(c)	1,524,310
1,446,000	IQVIA, Inc., 6.250%, 2/1/29	1,502,381
2,931,000	Pfizer Investment Enterprises Pte, Ltd., 4.750%, 5/19/33	2,886,603
		18,719,785

	Household Products — 0.2%
2,695,000	Kenvue, Inc., 5.000%, 3/22/30	2,723,170

	Industrial — 0.1%
1,361,000	L.P. Industrial Trust, 6.750%, 11/15/28	1,419,698

	Industrial REITs — 0.1%
1,572,000	Prologis Targeted U.S. Logistics Fund L.P., 5.500%, 4/1/34(a)	1,581,065

	Insurance — 2.8%
2,120,000	Aon North America, Inc., 5.750%, 3/1/54	2,171,107
6,075,000	Athene Holding, Ltd., 5.875%, 1/15/34	6,091,911
2,214,000	AXIS Specialty Finance, LLC, 3.900%, 7/15/29	2,101,302
2,113,000	CNA Financial Corp., 5.125%, 2/15/34	2,056,172
3,016,000	Corebridge Financial, Inc., 3.900%, 4/5/32	2,715,197
2,662,000	Enstar Group, Ltd., 3.100%, 9/1/31	2,213,762
2,141,000	F&G Annuities & Life, Inc., 7.400%, 1/13/28	2,224,250
2,147,000	GA Global Funding Trust, 1.625%, 1/15/26(a)	2,157,374
1,973,000	Global Atlantic Fin Co., 6.750%, 3/15/54(a)	2,026,870
2,074,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(a)	1,916,766
4,064,000	Meiji Yasuda Life Insurance Co., 5.200%, (5 yr. Swap Semi 30/360 USD plus 4.23%), 10/20/45(a)(d)	4,013,210
2,249,000	Prudential Financial, Inc., 3.935%, 12/7/49	1,779,422
2,535,000	RGA Global Funding, 5.500%, 1/11/31(a)	2,544,297
1,793,000	Sammons Financial Group, Inc., 3.350%, 4/16/31(a)	1,465,124
1,722,000	SBL Holdings, Inc., 5.000%, 2/18/31(a)	1,455,541
2,480,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	3,173,200
		40,105,505

	Media — 0.7%
2,263,000	Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.400%, 4/1/33	2,007,974
2,549,000	Discovery Communications, LLC, 5.200%, 9/20/47	2,137,216
1,733,000	FactSet Research Systems, Inc., 2.900%, 3/1/27	1,629,731
Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Media — (continued)
$2,441,000	FactSet Research Systems, Inc., 3.450%, 3/1/32	$2,156,202
2,132,000	Time Warner Cable, LLC, 6.550%, 5/1/37	2,018,212
		9,949,335

	Metal & Glass Containers — 0.2%
2,617,000	Smurfit Kappa Treasury ULC, 5.438%, 4/3/34(a)	2,620,570

	Multi-Utilities — 0.7%
3,070,000	CMS Energy Corp., 4.700%, 3/31/43	2,711,070
2,933,000	Newmont Corp., 2.250%, 10/1/30	2,497,491
2,108,000	Newmont Corp./Newcrest Finance Pty, Ltd., 5.350%, 3/15/34(a)	2,120,843
3,916,000	Puget Sound Energy, Inc., 4.223%, 6/15/48	3,216,902
		10,546,306

	Office — 0.2%
2,374,000	Alexandria Real Estate Equities, Inc., 5.625%, 5/15/54	2,332,370

	Oil, Gas & Consumable Fuels — 0.9%
2,164,000	BP Capital Markets America, Inc., 4.989%, 4/10/34	2,162,657
1,917,000	EQT Corp., 7.000%, 2/1/30	2,035,264
2,018,000	Halliburton Co., 4.850%, 11/15/35	1,962,830
2,605,000	Ovintiv, Inc., 6.250%, 7/15/33	2,707,223
2,748,000	Pioneer Natural Resources Co., 1.900%, 8/15/30	2,308,881
2,368,000	Schlumberger Investment SA, 2.650%, 6/26/30	2,097,428
		13,274,283

	Pharmaceuticals — 0.1%
2,275,000	SC Johnson & Son, Inc., 4.750%, 10/15/46(a)	2,029,322

	Residential REITs — 0.4%
2,374,000	American Homes 4 Rent L.P., 5.500%, 2/1/34	2,366,034
1,870,000	Invitation Homes Operating Partnership L.P., 4.150%, 4/15/32	1,712,279
2,254,000	Tanger Properties L.P., 2.750%, 9/1/31	1,847,228
		5,925,541

	Retail REITs — 0.3%
1,670,000	Kimco Realty OP, LLC, 6.400%, 3/1/34	1,787,478
2,480,000	Retail Opportunity Investments Partnership L.P., 6.750%, 10/15/28	2,569,484
		4,356,962

	Semiconductors & Semiconductor Equipment — 1.1%
3,093,000	Broadcom, Inc., 4.926%, 5/15/37(a)	2,941,335
3,030,000	Lam Research Corp., 2.875%, 6/15/50	2,071,209
2,980,000	Marvell Technology, Inc., 2.950%, 4/15/31	2,572,415
1,527,000	Marvell Technology, Inc., 5.950%, 9/15/33	1,584,597

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Semiconductors & Semiconductor Equipment — (continued)
$1,515,000	Microchip Technology, Inc., 5.050%, 3/15/29	$1,515,024
2,613,000	NVIDIA Corp., 2.850%, 4/1/30	2,373,012
3,460,000	NXP BV / NXP Funding, LLC/NXP USA, Inc., 5.000%, 1/15/33	3,384,901
		16,442,493

	Software — 0.6%
2,028,000	Concentrix Corp., 6.850%, 8/2/33	2,015,993
4,638,000	Oracle Corp., 4.900%, 2/6/33	4,546,897
2,653,000	Take-Two Interactive Software, Inc., 5.000%, 3/28/26	2,640,134
		9,203,024

	Specialty Retail — 0.3%
2,288,000	ERAC USA Finance, LLC, 4.200%, 11/1/46(a)	1,928,979
2,355,000	Lowe's Cos., Inc., 5.150%, 7/1/33	2,373,675
		4,302,654

	Technology Hardware, Storage & Peripherals — 0.3%
2,145,000	Gartner, Inc., 4.500%, 7/1/28(a)	2,043,500
2,684,000	L3Harris Technologies, Inc., 5.400%, 7/31/33	2,700,451
		4,743,951

	Telecommunication Services — 0.5%
3,783,000	AT&T, Inc., 3.550%, 9/15/55(c)	2,648,315
2,900,000	AT&T, Inc., 3.850%, 6/1/60(c)	2,100,819
2,611,000	Sprint Capital Corp., 8.750%, 3/15/32	3,161,235
		7,910,369

	Thrifts & Mortgage Finance — 0.2%
2,094,000	Radian Group, Inc., 6.200%, 5/15/29	2,126,683

	Tobacco — 0.4%
1,823,000	BAT Capital Corp., 6.421%, 8/2/33	1,911,167
3,343,000	Philip Morris International, Inc., 5.625%, 9/7/33	3,422,888
		5,334,055

	Total Corporate Bonds
	(Cost $434,474,952)	421,469,315

MORTGAGE-BACKED SECURITIES — 27.4%

	Fannie Mae — 15.6%
4,428	5.000%, 9/1/25, Pool #255892	4,391
895,515	4.000%, 12/1/33, Pool #MA1689	866,981
530,448	4.000%, 6/1/34, Pool #MA1922	512,237
515,852	4.000%, 3/1/35, Pool #MA2211	497,273
215,894	5.500%, 8/1/37, Pool #995082	220,527
2,354,721	3.500%, 8/1/38, Pool #FM2472	2,212,081
84,050	4.500%, 10/1/39, Pool #AC2645	82,026
89,849	5.000%, 6/1/40, Pool #AD4927	89,730
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae — (continued)
$88,965	5.000%, 6/1/40, Pool #AD8718	$88,838
5,542,137	4.000%, 8/1/40, Pool #FM4673	5,342,717
11,553,109	1.500%, 12/1/40, Pool #MA4202	9,448,205
179,259	4.500%, 12/1/40, Pool #AH1100	175,963
112,179	4.500%, 3/1/41, Pool #AB2467	110,115
185,945	4.500%, 5/1/41, Pool #AI1023	181,464
138,889	4.500%, 11/1/41, Pool #AJ4994	136,334
164,056	4.500%, 12/1/41, Pool #AJ7696	161,039
403,658	3.500%, 6/1/42, Pool #AB5373	371,647
717,313	3.500%, 5/1/43, Pool #AL3605	653,401
366,948	3.500%, 5/1/43, Pool #AB9368	337,332
8,597,136	3.000%, 8/1/43, Pool #AL9500	7,684,481
946,794	3.500%, 8/1/43, Pool #AU0613	871,489
215,465	4.500%, 11/1/44, Pool #MA2100	210,433
560,645	4.500%, 1/1/45, Pool #MA2158	547,554
686,190	4.000%, 3/1/45, Pool #MA2217(c)	650,689
623,899	4.000%, 6/1/46, Pool #MA2653	591,451
562,073	4.500%, 7/1/46, Pool #AS7568	548,488
769,431	4.000%, 11/1/46, Pool #MA2808	729,096
1,043,747	4.000%, 5/1/47, Pool #BE9598	986,015
1,215,902	4.000%, 8/1/47, Pool #BH5117	1,150,530
3,133,580	4.000%, 4/1/48, Pool #BM3900	2,958,818
1,175,825	5.000%, 8/1/48, Pool #CA2219	1,167,185
2,960,036	3.000%, 11/1/48, Pool #BM5822	2,606,811
10,103,910	4.500%, 11/1/48, Pool #BM7046	9,867,894
3,778,369	3.500%, 10/1/49, Pool #CA4431	3,437,190
10,335,242	3.000%, 3/1/50, Pool #FM2870	9,077,883
6,006,667	3.000%, 3/1/50, Pool #FM2714	5,231,209
6,847,081	2.000%, 7/1/50, Pool #CA6301	5,492,981
8,567,044	2.500%, 9/1/50, Pool #BQ0538	7,146,515
3,572,682	3.000%, 10/1/50, Pool #CA7381	3,108,105
4,375,069	3.000%, 11/1/51, Pool #CB2170	3,775,010
14,524,898	3.500%, 4/1/52, Pool #FS1475	13,189,447
11,344,743	3.500%, 4/1/52, Pool #FS1185	10,179,643
1,836,877	4.000%, 5/1/52, Pool #FS1790	1,705,650
8,924,455	4.500%, 6/1/52, Pool #FS2157	8,588,121
6,587,771	4.500%, 11/1/52, Pool #FS3809	6,282,017
6,709,152	5.000%, 11/1/52, Pool #CB5278	6,569,665
7,386,686	5.500%, 3/1/53, Pool #FS3925	7,414,803
7,602,220	4.500%, 5/1/53, Pool #CB6304	7,249,356
16,729,711	5.000%, 5/1/53, Pool #FS4929	16,621,156
9,282,175	5.500%, 5/1/53, Pool #FS4571	9,270,442
10,039,170	6.000%, 6/1/53, Pool #FS6616	10,171,768
12,967,623	5.500%, 7/1/53, Pool #FS5589	12,986,623
6,831,824	6.000%, 7/1/53, Pool #FS5233	6,926,607
20,234,435	6.000%, 9/1/53, Pool #CB7124	20,716,677
		227,204,103
	Freddie Mac — 11.4%
5,699	5.000%, 7/1/25, Pool #ZA1892	5,634
53,609	2.500%, 1/1/28, Pool #ZK4918	51,404
191,630	3.500%, 7/1/30, Pool #ZS8575	185,173
29,268	5.000%, 3/1/36, Pool #ZS4230	29,445
890,563	4.000%, 4/1/36, Pool #ZA2413	859,261
1,140,149	3.500%, 6/1/36, Pool #ZA2414(c)	1,076,792

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Freddie Mac — (continued)
$8,063	5.000%, 7/1/36, Pool #ZS1139	$8,112
674,781	3.500%, 8/1/36, Pool #ZA2425	634,879
86,448	6.500%, 9/1/36, Pool #ZS4257	89,794
1,691,283	3.500%, 11/1/36, Pool #ZA2439	1,594,078
35,997	5.000%, 2/1/37, Pool #ZI5759	36,215
1,297,598	4.000%, 5/1/37, Pool #ZA2461	1,246,883
31,640	4.500%, 10/1/39, Pool #ZI9349	30,878
4,371,988	3.000%, 5/1/40, Pool #RB5049	3,950,779
96,991	5.000%, 6/1/40, Pool #ZA1049	96,863
235,476	5.000%, 7/1/40, Pool #ZJ0194	235,067
27,901	5.000%, 9/1/40, Pool #ZA1066	27,847
5,881,953	2.000%, 12/1/40, Pool #RB5090	4,978,483
359,333	4.000%, 12/1/42, Pool #ZS3671	339,023
270,333	3.500%, 5/1/43, Pool #ZL5915	248,438
149,059	4.000%, 5/1/44, Pool #ZA4468	141,363
71,782	4.000%, 7/1/44, Pool #ZS4573	68,078
130,018	4.000%, 9/1/44, Pool #ZL8439	123,019
1,574,589	3.500%, 1/1/45, Pool #ZL8964	1,443,462
1,426,675	3.500%, 5/1/46, Pool #ZS4663	1,302,239
397,929	4.000%, 8/1/46, Pool #ZS4673	377,101
978,947	3.500%, 9/1/46, Pool #ZS4678	897,192
2,150,911	3.500%, 9/1/47, Pool #ZM4305	1,959,223
599,911	3.500%, 1/1/48, Pool #ZM5375	547,574
528,768	4.000%, 2/1/48, Pool #ZT1639	500,447
493,142	4.000%, 6/1/48, Pool #ZT0541	466,408
5,706,442	2.500%, 11/1/49, Pool #QA4396	4,766,107
2,495,436	3.000%, 11/1/49, Pool #QA4336	2,189,080
2,223,840	3.500%, 6/1/50, Pool #RA2794	2,020,587
9,067,822	2.500%, 7/1/50, Pool #RA2970	7,555,537
225,686	3.000%, 1/1/51, Pool #SD8123	195,253
1,261,371	3.000%, 12/1/51, Pool #SD8184	1,087,898
5,053,461	3.500%, 4/1/52, Pool #RA7191	4,542,787
9,749,145	4.000%, 5/1/52, Pool #RA7306	9,093,321
10,585,807	4.000%, 8/1/52, Pool #SD3617	9,957,267
9,637,736	4.500%, 8/1/52, Pool #SD1515	9,190,413
9,742,236	5.000%, 9/1/52, Pool #RA7936	9,532,000
9,004,107	5.000%, 10/1/52, Pool #SD1710	8,825,250
9,209,280	5.500%, 2/1/53, Pool #QF8052	9,191,960
11,760,478	4.000%, 3/1/53, Pool #SD3107	10,967,278
3,100,702	5.000%, 3/1/53, Pool #SD2390	3,043,219
16,421,925	5.500%, 3/1/53, Pool #SD2774	16,401,107
5,792,234	6.000%, 5/1/53, Pool #SD3072	5,865,483
10,105,453	5.000%, 8/1/53, Pool #SD3814	9,877,786
3,774,096	6.000%, 8/1/53, Pool #SD3636	3,826,229
1,712,668	5.000%, 9/1/53, Pool #SD4220	1,676,530
11,883,280	6.000%, 10/1/53, Pool #SD4222	12,047,978
		165,404,224

	Ginnie Mae — 0.4%
48,109	5.000%, 2/15/40, Pool #737037	48,298
6,295,420	4.000%, 7/20/52, Pool #786280	5,911,094
		5,959,392

	Total Mortgage-Backed Securities
	(Cost $420,171,146)	398,567,719
Principal Amount		Fair Value
MUNICIPAL BONDS — 2.8%

	Alabama — 0.2%
$2,675,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue, Series B, 4.263%, 9/15/32(c)	$2,577,122

	California — 0.5%
2,370,000	San Diego County Water Authority, Taxable Green Bonds, Advance Refunding Revenue Bonds, Series A, 1.531%, 5/1/30	1,994,758
1,145,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40(c)	1,396,533
4,500,000	State of California, Water Utility Improvements, Taxable Revenue G.O., 5.700%, 10/1/32	4,804,245
		8,195,536

	Florida — 0.2%
1,905,000	Central Florida Tourism Oversight District, Advance Refunding, Taxable Revenue Bonds, G.O., Series A, 2.147%, 6/1/29	1,695,374
1,810,000	Central Florida Tourism Oversight District, Advance Refunding, Taxable Revenue Bonds, G.O., Series A, 2.197%, 6/1/30	1,577,451
		3,272,825

	Illinois — 0.4%
7,155,000	Sales Tax Securitization Corp., Second Lien, Current Refunding, Taxable Revenue Bonds, Series B, 3.057%, 1/1/34	6,106,077

	New York — 1.1%
4,630,000	Metropolitan Transportation Authority, Taxable Green Bonds, Green Purpose Revenue Bonds, Series C2, 5.175%, 11/15/49	4,293,029
7,130,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Taxable Revenue, Sub Series B3, Callable 11/1/29 @ 100, 3.000%, 11/1/33	6,101,640
5,000,000	New York, NY, Public Improvements G.O., Series B-2, 5.675%, 10/1/33	5,350,050
		15,744,719

	Texas — 0.4%
1,580,000	Dallas Area Rapid Transit, Advance Refunding, Taxable Revenue Bonds, Series C, Callable 12/1/29 @ 100, 1.846%, 12/1/30	1,345,228

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Texas — (continued)
$4,605,000	Tarrant Regional Water District, Advance Refunding Revenue Bonds, Series S, 1.450%, 9/1/29	$3,951,780
		5,297,008

	Total Municipal Bonds
	(Cost $46,100,937)	41,193,287

U.S. GOVERNMENT AGENCIES — 0.6%

	Federal Farm Credit Banks Funding Corp. — 0.6%
4,769,000	4.125%, 12/15/32	4,661,907
5,325,000	2.400%, 3/24/36	4,137,014
		8,798,921

	Total U.S. Government Agencies
	(Cost $9,030,271)	8,798,921

U.S. TREASURY BONDS — 5.1%

91,702,700	2.500%, 2/15/45(f)	67,165,064
14,628,900	1.375%, 8/15/50	7,742,460

	Total U.S. Treasury Bonds
	(Cost $72,601,229)	74,907,524

U.S. TREASURY NOTES — 12.6%

7,285,700	2.625%, 2/15/29	6,772,001
157,103,800	4.125%, 11/15/32(c)	156,164,860
20,526,200	4.000%, 2/15/34(f)	20,205,478

	Total U.S. Treasury Notes
	(Cost $178,441,444)	183,142,339

Shares
MONEY MARKET FUND — 0.2%

3,461,921	Federated Treasury Obligations Fund, Institutional Shares, 5.17%(g)	3,461,921

	Total Money Market Fund
	(Cost $3,461,921)	3,461,921

Total Investments — 99.8%
(Cost $1,499,377,979)		1,451,676,536
Net Other Assets (Liabilities) — 0.2%		2,398,904
NET ASSETS — 100.0%		$1,454,075,440

(a)	Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2024. The maturity date reflected is the final maturity date.
(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2024. The maturity date reflected is the final maturity date.
(e)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f)	Represents securities purchased on a when-issued basis. At March 31, 2024, total cost of investments purchased on a when-issued basis was $87,550,705.
(g)	Represents the current yield as of report date.

GMTN	Global Medium Term Note
G.O.	General Obligation
MTN	Medium Term Note
STEP	Step Coupon Bond

Continued

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 96.1%

	Aerospace & Defense — 3.3%
$90,000	Boeing Co. (The), 3.825%, 3/1/59	$59,889
180,000	Boeing Co. (The), 3.900%, 5/1/49	127,957
243,000	Boeing Co. (The), 5.705%, 5/1/40	232,869
70,000	L3Harris Technologies, Inc., 4.854%, 4/27/35	66,944
110,000	L3Harris Technologies, Inc., 5.600%, 7/31/53	111,819
237,000	Lockheed Martin Corp., 4.150%, 6/15/53	200,251
160,000	RTX Corp., 2.820%, 9/1/51	101,968
185,000	RTX Corp., 4.450%, 11/16/38	166,821
86,000	RTX Corp., 6.400%, 3/15/54	97,556
		1,166,074

	Apparel — 0.2%
110,000	NIKE, Inc., 3.375%, 3/27/50	83,310

	Automobiles — 1.0%
65,000	Cummins, Inc., 5.450%, 2/20/54	66,593
90,000	Ford Motor Co., 5.291%, 12/8/46	80,234
135,000	General Motors Co., 5.150%, 4/1/38	126,807
63,000	General Motors Financial Co., Inc., 6.100%, 1/7/34	64,768
		338,402

	Banks — 7.7%
90,000	Bank of America Corp., 2.482%, (5-Year Treasury Constant Maturity plus 1.20%), 9/21/36(a)	71,994
70,000	Bank of America Corp., 4.244%, (TSFR3M plus 2.08%), 4/24/38(b)	62,979
110,000	Bank of America Corp., 6.110%, 1/29/37	116,946
340,000	Bank of America Corp., MTN, 2.676%, (SOFR plus 1.93%), 6/19/41(b)	242,272
155,000	Bank of America Corp., MTN, 4.330%, (TSFR3M plus 1.78%), 3/15/50(b)	133,186
70,000	Citigroup, Inc., 3.878%, (TSFR3M plus 1.43%), 1/24/39(b)	59,646
85,000	Citigroup, Inc., 5.316%, (SOFR plus 4.55%), 3/26/41(b)	84,373
100,000	Citigroup, Inc., 5.875%, 1/30/42	105,865
21,000	Citigroup, Inc., Series U, 5.000%, (SOFR plus 3.81%)(b)(c)	20,872
50,000	Fifth Third Bancorp, 8.250%, 3/1/38	60,007
130,000	Goldman Sachs Group, Inc. (The), 2.908%, (SOFR plus 1.47%), 7/21/42(b)	93,499
140,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/1/37	153,004
400,000	JPMorgan Chase & Co., 3.109%, (TSFR3M plus 2.46%), 4/22/41(b)	303,804
120,000	JPMorgan Chase & Co., 3.157%, (SOFR plus 1.46%), 4/22/42(b)	91,025
165,000	JPMorgan Chase & Co., 3.882%, (TSFR3M plus 1.62%), 7/24/38(b)	142,557
120,000	JPMorgan Chase & Co., 4.260%, (TSFR3M plus 1.84%), 2/22/48(b)	103,511
Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$100,000	Morgan Stanley, 2.484%, (SOFR plus 1.36%), 9/16/36(b)	$79,021
31,000	Morgan Stanley, 3.217%, (SOFR plus 1.49%), 4/22/42(b)	23,733
195,000	Morgan Stanley, 3.971%, 7/22/38(a)	166,908
195,000	Wells Fargo & Co., 3.068%, (SOFR plus 2.53%), 4/30/41(b)	146,021
290,000	Wells Fargo & Co., 5.375%, 11/2/43	280,297
110,000	Wells Fargo & Co., MTN, 5.013%, (TSFR3M plus 4.50%), 4/4/51(b)	103,475
90,000	Westpac Banking Corp., 2.963%, 11/16/40	63,604
		2,708,599

	Beverages — 3.7%
160,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 4.700%, 2/1/36	155,508
265,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/1/46	251,342
200,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 6/1/60	179,042
50,000	Anheuser-Busch InBev Worldwide, Inc., 5.800%, 1/23/59	53,649
200,000	Bacardi, Ltd., 5.300%, 5/15/48(d)	188,450
170,000	Constellation Brands, Inc., 3.750%, 5/1/50	130,926
100,000	Diageo Capital PLC, 3.875%, 4/29/43	85,438
90,000	PepsiCo, Inc., 2.750%, 10/21/51	60,144
185,000	PepsiCo, Inc., 4.650%, 2/15/53	174,121
		1,278,620

	Broadline Retail — 0.2%
115,000	Walmart, Inc., 2.500%, 9/22/41	82,749

	Building Products — 0.1%
30,000	Carrier Global Corp., 6.200%, 3/15/54	33,133

	Capital Goods — 0.4%
90,000	Caterpillar, Inc., 3.803%, 8/15/42	75,755
105,000	Packaging Corp. of America, 3.050%, 10/1/51	71,284
		147,039

	Chemicals — 0.5%
42,000	Dow Chemical Co. (The), 4.375%, 11/15/42	35,975
90,000	DuPont de Nemours, Inc., 5.319%, 11/15/38	89,839
50,000	LYB International Finance III, LLC, 4.200%, 5/1/50	39,109
		164,923

	Commercial Services & Supplies — 0.8%
60,761	Polar Tankers, Inc., 5.951%, 5/10/37(d)	61,983
130,000	Republic Services, Inc., 2.375%, 3/15/33	105,244

See accompanying Notes to the Financial Statements.

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
March 31, 2024 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Commercial Services & Supplies — (continued)
$150,000	Waste Connections, Inc., 2.950%, 1/15/52	$100,340
		267,567

	Construction Materials — 0.4%
80,000	Martin Marietta Materials, Inc., 4.250%, 12/15/47	67,300
80,000	Vulcan Materials Co., 4.500%, 6/15/47	69,618
		136,918

	Consumer Discretionary Distribution & Retail — 0.9%
225,000	Amazon.com, Inc., 2.500%, 6/3/50	143,973
300,000	Amazon.com, Inc., 2.700%, 6/3/60	186,279
		330,252

	Consumer Staples Distribution & Retail — 1.3%
115,000	Hershey Co. (The), 3.125%, 11/15/49	83,624
60,000	Hormel Foods Corp., 3.050%, 6/3/51	41,062
66,000	Kraft Heinz Foods Co., 4.875%, 10/1/49	59,837
155,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	175,249
150,000	Nestle Holdings, Inc., 2.500%, 9/14/41(d)	108,195
		467,967

	Diversified REITs — 0.9%
190,000	American Tower Corp., 3.700%, 10/15/49	141,014
157,000	American Tower Trust, 3.652%, 3/23/28(d)	148,834
36,000	VICI Properties L.P., 6.125%, 4/1/54	35,592
		325,440

	Diversified Telecommunication Services — 2.5%
100,000	America Movil SAB de CV, 6.125%, 3/30/40	105,859
100,000	T-Mobile USA, Inc., 3.600%, 11/15/60	70,238
210,000	T-Mobile USA, Inc., 4.375%, 4/15/40	186,818
95,000	T-Mobile USA, Inc., 5.650%, 1/15/53	96,965
180,000	T-Mobile USA, Inc., 5.800%, 9/15/62	186,098
80,000	Vodafone Group PLC, 4.250%, 9/17/50	64,678
135,000	Warnermedia Holdings, Inc., 5.050%, 3/15/42	116,056
50,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	41,523
		868,235

	Electric Utilities — 13.8%
110,000	AEP Transmission Co., LLC, Series M, 3.650%, 4/1/50(e)	83,219
90,000	Appalachian Power Co., Series L, 5.800%, 10/1/35	90,281
40,000	Avista Corp., 4.000%, 4/1/52	30,871
150,000	Baltimore Gas & Electric Co., 2.900%, 6/15/50	98,444
80,000	Berkshire Hathaway Energy Co., 4.250%, 10/15/50	65,049
75,000	Berkshire Hathaway Energy Co., 4.600%, 5/1/53	65,099
Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Electric Utilities — (continued)
$70,000	CenterPoint Energy Houston Electric, LLC, Series AC, 4.250%, 2/1/49	$59,167
200,000	CenterPoint Energy Houston Electric, LLC, Series AD, 2.900%, 7/1/50(e)	133,482
110,000	CMS Energy Corp., 3.750%, (5-Year Treasury Constant Maturity plus 2.90%), 12/1/50(a)	90,087
70,000	CMS Energy Corp., 4.700%, 3/31/43	61,816
60,000	Commonwealth Edison Co., 5.900%, 3/15/36	63,680
80,000	Connecticut Light & Power Co. (The), 4.000%, 4/1/48	65,514
135,000	Consolidated Edison Co. of New York, Inc., 4.450%, 3/15/44	118,939
70,000	Consolidated Edison Co. of New York, Inc., Series E, 4.650%, 12/1/48	62,192
60,000	Dominion Energy South Carolina, Inc., 5.100%, 6/1/65	55,914
40,000	Dominion Energy, Inc., Series B, 3.300%, 4/15/41	29,994
80,000	DTE Electric Co., 3.750%, 8/15/47	62,722
130,000	DTE Electric Co., Series B, 3.650%, 3/1/52	98,586
68,000	Duke Energy Carolinas, LLC, 5.350%, 1/15/53	67,143
43,000	Duke Energy Carolinas, LLC, 5.400%, 1/15/54	42,857
80,000	Duke Energy Carolinas, LLC, 6.100%, 6/1/37	84,070
130,000	Duke Energy Corp., 5.000%, 8/15/52	117,854
70,000	Duke Energy Corp., 6.100%, 9/15/53	74,106
60,000	Duke Energy Florida, LLC, 6.350%, 9/15/37	64,852
200,000	Duke Energy Indiana, LLC, 3.750%, 5/15/46	156,477
80,000	Duke Energy Ohio, Inc., 3.700%, 6/15/46	61,788
130,000	Duke Energy Progress, LLC, 2.900%, 8/15/51	84,277
205,000	Entergy Texas, Inc., 3.550%, 9/30/49	149,317
50,000	Entergy Texas, Inc., 5.800%, 9/1/53	51,710
70,000	Exelon Corp., 4.450%, 4/15/46	59,773
70,000	Exelon Corp., 5.100%, 6/15/45	64,923
120,000	FirstEnergy Corp., Series C, 5.100%, 7/15/47	105,482
40,000	FirstEnergy Transmission, LLC, 4.550%, 4/1/49(d)	33,890
120,000	Florida Power & Light Co., 4.125%, 2/1/42	104,031
45,000	Florida Power & Light Co., 5.850%, 5/1/37	46,246
259,000	Georgia Power Co., Series B, 3.700%, 1/30/50	198,908
110,000	Indiana Michigan Power Co., 5.625%, 4/1/53	111,242
80,000	Massachusetts Electric Co., 5.900%, 11/15/39(d)	80,766
90,000	MidAmerican Energy Co., 2.700%, 8/1/52	56,127

Continued

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
March 31, 2024 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Electric Utilities — (continued)
$70,000	MidAmerican Energy Co., 4.800%, 9/15/43	$65,602
80,000	NextEra Energy Capital Holdings, Inc., 2.440%, 1/15/32	66,171
135,000	NextEra Energy Capital Holdings, Inc., 5.550%, 3/15/54	134,233
90,000	Northern States Power Co., 3.200%, 4/1/52	62,190
40,000	Northern States Power Co., 4.500%, 6/1/52	35,095
80,000	Oncor Electric Delivery Co., LLC, 4.950%, 9/15/52	75,361
240,000	PECO Energy Co., 2.850%, 9/15/51	155,196
50,000	Public Service Electric & Gas Co., 5.450%, 8/1/53	51,392
110,000	Public Service Electric & Gas Co., MTN, 5.375%, 11/1/39	107,438
110,000	Puget Sound Energy, Inc., 2.893%, 9/15/51	70,822
60,000	Puget Sound Energy, Inc., 5.638%, 4/15/41	60,420
115,000	San Diego Gas & Electric Co., Series TTT, 4.100%, 6/15/49	93,897
105,000	San Diego Gas & Electric Co., Series UUU, 3.320%, 4/15/50	74,195
155,000	Sempra, 3.800%, 2/1/38	128,991
159,000	Southern California Edison Co., 5.700%, 3/1/53	159,643
50,000	Southern California Edison Co., 5.875%, 12/1/53	51,605
90,000	Union Electric Co., 3.250%, 10/1/49	63,118
55,000	Union Electric Co., 5.450%, 3/15/53	54,552
110,000	Virginia Electric & Power Co., 4.000%, 1/15/43	90,828
110,000	Xcel Energy, Inc., 3.500%, 12/1/49	76,278
		4,827,922

	Energy Equipment & Services — 5.9%
100,000	Cheniere Corpus Christi Holdings, LLC, 2.742%, 12/31/39	80,849
95,000	DCP Midstream Operating L.P., 5.600%, 4/1/44	92,832
75,000	Eastern Gas Transmission & Storage, Inc., 4.800%, 11/1/43	67,049
155,000	Energy Transfer L.P., 5.000%, 5/15/44	137,058
40,000	Energy Transfer L.P., 5.000%, 5/15/50	35,147
105,000	Energy Transfer L.P., 5.350%, 5/15/45	96,901
35,000	Energy Transfer L.P., 5.950%, 5/15/54	34,987
80,000	Energy Transfer L.P., 7.500%, 7/1/38	92,030
210,000	Enterprise Products Operating, LLC, 3.300%, 2/15/53	149,241
140,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	148,244
80,000	Enterprise Products Operating, LLC, 6.125%, 10/15/39	85,588
90,000	Kinder Morgan Energy Partners L.P., 5.625%, 9/1/41	86,587
145,000	Kinder Morgan, Inc., 3.600%, 2/15/51	101,374
50,000	Kinder Morgan, Inc., 5.450%, 8/1/52	47,227
70,000	Kinder Morgan, Inc., 5.550%, 6/1/45	66,889
Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy Equipment & Services — (continued)
$60,000	MPLX L.P., 4.700%, 4/15/48	$51,262
51,000	MPLX L.P., 4.950%, 3/14/52	44,847
120,000	MPLX L.P., 5.200%, 12/1/47	110,734
65,000	ONEOK, Inc., 6.625%, 9/1/53	71,719
56,000	ONEOK, Inc., 7.150%, 1/15/51	63,126
100,000	Plains All American Pipeline L.P./PAA Finance Corp., 4.700%, 6/15/44	84,985
80,000	Spectra Energy Partners L.P., 4.500%, 3/15/45	67,754
85,000	Targa Resources Corp., 6.250%, 7/1/52	88,135
94,000	TransCanada PipeLines, Ltd., 4.625%, 3/1/34	88,813
70,000	Williams Cos., Inc. (The), 6.300%, 4/15/40	73,952
		2,067,330

	Entertainment — 0.1%
37,000	Mattel, Inc., 5.450%, 11/1/41	34,262

	Financial Services — 2.9%
300,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.850%, 10/29/41	237,971
36,000	BlackRock Funding, Inc., 5.250%, 3/14/54	36,170
60,000	Blackstone Holdings Finance Co., LLC, 6.250%, 8/15/42(d)	62,404
70,000	Blue Owl Finance, LLC, 4.125%, 10/7/51(d)	47,929
100,000	Charles Schwab Corp. (The), Series H, 4.000%, (10-Year Treasury Constant Maturity plus 3.08%)(a)(c)	84,372
180,000	CSL Finance PLC, 4.750%, 4/27/52(d)	166,063
130,000	Intercontinental Exchange, Inc., 4.250%, 9/21/48	110,675
40,000	Jefferies Financial Group, Inc., 6.500%, 1/20/43	41,880
65,000	Morgan Stanley, MTN, 5.424%, (SOFR plus 1.88%), 7/21/34(b)	65,257
105,000	S&P Global, Inc., 3.700%, 3/1/52	83,117
90,000	Visa, Inc., 4.300%, 12/14/45	81,290
		1,017,128

	Gas Utilities — 0.3%
113,000	Entergy Louisiana, LLC, 5.700%, 3/15/54	115,036

	Ground Transportation — 3.1%
140,000	Burlington Northern Santa Fe, LLC, 4.900%, 4/1/44	133,243
85,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	81,727
75,000	Burlington Northern Santa Fe, LLC, 5.200%, 4/15/54	74,452
165,000	Canadian Pacific Railway Co., 3.500%, 5/1/50	123,710
100,000	CSX Corp., 4.500%, 11/15/52	88,587
70,000	CSX Corp., 6.000%, 10/1/36	75,217
120,000	FedEx Corp., 4.550%, 4/1/46	103,639
50,000	Norfolk Southern Corp., 3.400%, 11/1/49	36,717

Continued

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
March 31, 2024 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Ground Transportation — (continued)
$70,000	Norfolk Southern Corp., 3.950%, 10/1/42	$57,891
210,000	Union Pacific Corp., 2.950%, 3/10/52	141,429
30,000	Union Pacific Corp., 3.375%, 2/14/42	23,813
95,000	Union Pacific Corp., 3.600%, 9/15/37	81,920
70,000	United Parcel Service, Inc., 5.300%, 4/1/50	70,870
		1,093,215

	Health Care Equipment & Services — 0.6%
100,000	GE HealthCare Technologies, Inc., 6.377%, 11/22/52	112,961
90,000	HCA, Inc., 6.000%, 4/1/54	91,485
		204,446

	Health Care Providers & Services — 11.8%
70,000	Abbott Laboratories, 4.900%, 11/30/46(e)	68,262
60,000	AbbVie, Inc., 4.050%, 11/21/39	53,531
95,000	AbbVie, Inc., 4.400%, 11/6/42	86,269
140,000	AbbVie, Inc., 4.450%, 5/14/46	125,740
90,000	AbbVie, Inc., 5.400%, 3/15/54	92,624
70,000	Aetna, Inc., 4.500%, 5/15/42	60,685
70,000	Amgen, Inc., 2.770%, 9/1/53	43,416
165,000	Amgen, Inc., 2.800%, 8/15/41	119,727
100,000	Amgen, Inc., 4.400%, 2/22/62	82,381
55,000	Amgen, Inc., 5.150%, 11/15/41	53,015
120,000	Amgen, Inc., 5.600%, 3/2/43	122,209
110,000	Baxalta, Inc., 5.250%, 6/23/45	106,815
80,000	Becton Dickinson & Co., 4.875%, 5/15/44	69,585
145,000	Bristol-Myers Squibb Co., 2.350%, 11/13/40	99,133
185,000	Bristol-Myers Squibb Co., 2.550%, 11/13/50	114,256
130,000	Bristol-Myers Squibb Co., 3.700%, 3/15/52	99,985
110,000	Bristol-Myers Squibb Co., 4.250%, 10/26/49	94,124
28,000	Bristol-Myers Squibb Co., 5.500%, 2/22/44	28,666
70,000	Bristol-Myers Squibb Co., 6.400%, 11/15/63	80,140
70,000	Cigna Group (The), 4.800%, 8/15/38	65,874
175,000	CSL Finance PLC, 5.417%, 4/3/54(d)	176,087
95,000	CVS Health Corp., 2.700%, 8/21/40	66,064
65,000	CVS Health Corp., 4.780%, 3/25/38	60,130
140,000	CVS Health Corp., 5.050%, 3/25/48	127,184
130,000	CVS Health Corp., 5.125%, 7/20/45	119,922
105,000	CVS Health Corp., 5.875%, 6/1/53	107,036
125,000	Danaher Corp., 2.800%, 12/10/51	82,237
180,000	Elevance Health, Inc., 4.375%, 12/1/47	154,858
90,000	Elevance Health, Inc., 5.125%, 2/15/53	86,270
90,000	Gilead Sciences, Inc., 2.600%, 10/1/40	63,632
40,000	Gilead Sciences, Inc., 5.550%, 10/15/53	41,468
150,000	HCA, Inc., 3.500%, 7/15/51	103,464
125,000	HCA, Inc., 5.500%, 6/15/47	119,033
80,000	Merck & Co., Inc., 2.750%, 12/10/51	52,274
100,000	Pfizer Investment Enterprises Pte, Ltd., 5.110%, 5/19/43	97,886
200,000	Roche Holdings, Inc., 2.607%, 12/13/51(d)	127,595
Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Health Care Providers & Services — (continued)
$80,000	Stryker Corp., 4.625%, 3/15/46	$73,192
300,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	247,464
140,000	UnitedHealth Group, Inc., 3.750%, 10/15/47	110,813
210,000	UnitedHealth Group, Inc., 4.950%, 5/15/62	196,424
155,000	Wyeth, LLC, 5.950%, 4/1/37	167,285
90,000	Zoetis, Inc., 4.700%, 2/1/43	82,496
		4,129,251

	Household Products — 1.1%
250,000	Haleon U.S. Capital, LLC, 4.000%, 3/24/52	201,730
135,000	Kenvue, Inc., 5.050%, 3/22/53	132,352
60,000	Procter & Gamble Co. (The), 5.550%, 3/5/37	64,643
		398,725

	Industrial REITs — 0.2%
55,000	Prologis L.P., 5.250%, 6/15/53	54,192

	Insurance — 4.7%
89,000	Aon North America, Inc., 5.750%, 3/1/54	91,145
103,000	Athene Holding, Ltd., 3.950%, 5/25/51	75,803
90,000	Athene Holding, Ltd., 6.250%, 4/1/54	91,252
55,000	Berkshire Hathaway Finance Corp., 3.850%, 3/15/52	44,569
70,000	Berkshire Hathaway Finance Corp., 4.200%, 8/15/48	61,752
40,000	Carlyle Holdings II Finance, LLC, 5.625%, 3/30/43(d)	39,025
84,000	Corebridge Financial, Inc., 4.400%, 4/5/52	68,463
80,000	Enstar Finance, LLC, 5.500%, (5-Year Treasury Constant Maturity plus 4.01%), 1/15/42(a)	74,507
37,000	Enstar Group, Ltd., 3.100%, 9/1/31	30,770
90,000	Fidelity National Financial, Inc., 3.200%, 9/17/51	57,430
80,000	Global Atlantic Fin Co., 4.700%, (5-Year Treasury Constant Maturity plus 3.80%), 10/15/51(a)(d)	72,113
76,000	Global Atlantic Fin Co., 6.750%, 3/15/54(d)	78,075
70,000	Guardian Life Insurance Co. of America (The), 4.875%, 6/19/64(d)	61,702
70,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(d)	64,693
100,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/50(d)	79,323
103,000	New York Life Insurance Co., 3.750%, 5/15/50(d)	79,320
80,000	New York Life Insurance Co., 4.450%, 5/15/69(d)	65,282
100,000	New York Life Insurance Co., 6.750%, 11/15/39(d)	113,823
90,000	Northwestern Mutual Life Insurance Co. (The), 3.450%, 3/30/51(d)	64,520

Continued

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
March 31, 2024 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Insurance — (continued)
$80,000	Pacific LifeCorp, 3.350%, 9/15/50(d)	$56,102
100,000	Prudential Financial, Inc., 3.700%, (5-Year Treasury Constant Maturity plus 3.04%), 10/1/50(a)	87,369
70,000	Securian Financial Group, Inc., 4.800%, 4/15/48(d)	57,637
70,000	Voya Financial, Inc., 4.800%, 6/15/46	60,244
90,000	W R Berkley Corp., 3.150%, 9/30/61	54,862
		1,629,781

	Internet & Direct Marketing Retail — 0.3%
120,000	Meta Platforms, Inc., 4.450%, 8/15/52	106,828

	IT Services — 0.6%
250,000	Fiserv, Inc., 4.400%, 7/1/49	212,099

	Machinery — 0.2%
80,000	Deere & Co., 3.900%, 6/9/42	69,050

	Media — 4.3%
190,000	Charter Communications Operating, LLC/ Charter Communications Operating Capital, 4.400%, 12/1/61	124,154
110,000	Charter Communications Operating, LLC/ Charter Communications Operating Capital, 6.484%, 10/23/45	102,060
93,000	Charter Communications Operating, LLC/ Charter Communications Operating Capital, 6.834%, 10/23/55	89,390
130,000	Comcast Corp., 2.800%, 1/15/51	83,195
90,000	Comcast Corp., 2.887%, 11/1/51	58,583
80,000	Comcast Corp., 2.987%, 11/1/63	49,236
130,000	Comcast Corp., 3.250%, 11/1/39	101,812
100,000	Comcast Corp., 3.400%, 7/15/46	74,773
150,000	Comcast Corp., 5.500%, 5/15/64	150,380
90,000	Discovery Communications, LLC, 4.000%, 9/15/55	61,645
100,000	Discovery Communications, LLC, 5.200%, 9/20/47	83,845
90,000	Interpublic Group of Cos., Inc. (The), 3.375%, 3/1/41	67,211
70,000	Time Warner Cable, LLC, 5.875%, 11/15/40	60,418
155,000	Time Warner Cable, LLC, 6.550%, 5/1/37	146,727
100,000	Walt Disney Co. (The), 2.750%, 9/1/49	66,599
130,000	Walt Disney Co. (The), 3.500%, 5/13/40	107,013
70,000	Walt Disney Co. (The), 6.200%, 12/15/34	77,520
		1,504,561

	Metal & Glass Containers — 0.1%
25,000	Packaging Corp. of America, 4.050%, 12/15/49	19,973

	Metals & Mining — 0.8%
100,000	Nucor Corp., 2.979%, 12/15/55	64,726
100,000	Southern Copper Corp., 7.500%, 7/27/35	115,652
Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Metals & Mining — (continued)
$80,000	Steel Dynamics, Inc., 3.250%, 10/15/50	$53,035
62,000	Teck Resources, Ltd., 6.000%, 8/15/40	62,296
		295,709

	Office REITs — 0.2%
50,000	Alexandria Real Estate Equities, Inc., 3.000%, 5/18/51	31,795
34,000	Alexandria Real Estate Equities, Inc., 5.625%, 5/15/54	33,404
		65,199

	Oil, Gas & Consumable Fuels — 4.6%
77,000	Apache Corp., 5.250%, 2/1/42	64,978
80,000	Atmos Energy Corp., 4.125%, 10/15/44	69,070
90,000	BP Capital Markets America, Inc., 2.939%, 6/4/51	60,053
95,000	BP Capital Markets America, Inc., 3.060%, 6/17/41	72,114
75,000	ConocoPhillips Co., 4.025%, 3/15/62	59,537
63,000	Diamondback Energy, Inc., 4.250%, 3/15/52	51,038
80,000	Equinor ASA, 5.100%, 8/17/40	79,938
70,000	Exxon Mobil Corp., 4.114%, 3/1/46	60,414
202,000	Exxon Mobil Corp., 4.227%, 3/19/40	184,447
80,000	Halliburton Co., 4.850%, 11/15/35	77,813
85,000	Halliburton Co., 5.000%, 11/15/45	79,924
107,000	Hess Corp., 5.600%, 2/15/41	109,193
80,000	Marathon Petroleum Corp., 6.500%, 3/1/41	87,107
85,000	NiSource, Inc., 4.800%, 2/15/44	75,801
75,000	Ovintiv, Inc., 7.100%, 7/15/53	84,069
100,000	Shell International Finance BV, 4.550%, 8/12/43	92,729
145,000	Shell International Finance BV, 6.375%, 12/15/38	164,370
225,000	Southern Co. Gas Capital Corp., Series 21A, 3.150%, 9/30/51	146,423
		1,619,018
	Residential REITs — 0.8%
138,000	American Homes 4 Rent L.P., 4.300%, 4/15/52	108,291
30,000	Mid-America Apartments L.P., 2.875%, 9/15/51	19,241
120,000	NNN REIT, Inc., 3.500%, 4/15/51	87,063
80,000	UDR, Inc., 3.100%, 11/1/34	65,149
		279,744
	Retail REITs — 0.4%
110,000	Kimco Realty OP, LLC, 4.250%, 4/1/45	88,976
80,000	Simon Property Group L.P., 3.250%, 9/13/49	55,921
		144,897

	Semiconductors & Semiconductor Equipment — 1.8%
55,000	Broadcom, Inc., 3.469%, 4/15/34(d)	47,197

Continued

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
March 31, 2024 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Semiconductors & Semiconductor Equipment — (continued)
$80,000	Broadcom, Inc., 3.500%, 2/15/41(d)	$62,165
90,000	Broadcom, Inc., 3.750%, 2/15/51(d)	68,282
70,000	Intel Corp., 5.900%, 2/10/63	74,398
75,000	KLA Corp., 4.950%, 7/15/52	72,418
155,000	Lam Research Corp., 2.875%, 6/15/50	105,953
50,000	NXP BV / NXP Funding, LLC/NXP USA, Inc., 3.250%, 11/30/51	34,107
120,000	NXP BV/NXP Funding, LLC/NXP USA, Inc., 5.000%, 1/15/33	117,395
70,000	QUALCOMM, Inc., 4.300%, 5/20/47	61,481
		643,396

	Software — 5.1%
130,000	Apple, Inc., 2.650%, 5/11/50	86,438
180,000	Apple, Inc., 2.800%, 2/8/61	115,397
150,000	Apple, Inc., 3.850%, 5/4/43	130,160
80,000	Apple, Inc., 3.850%, 8/4/46	67,764
170,000	Apple, Inc., 3.950%, 8/8/52	143,324
67,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/45	71,680
185,000	Microsoft Corp., 2.500%, 9/15/50(d)	119,506
90,000	Microsoft Corp., 2.525%, 6/1/50	59,059
305,000	Microsoft Corp., 2.675%, 6/1/60	196,857
220,000	Oracle Corp., 3.650%, 3/25/41	173,034
100,000	Oracle Corp., 3.800%, 11/15/37	83,970
90,000	Oracle Corp., 3.850%, 4/1/60	64,169
90,000	Oracle Corp., 3.950%, 3/25/51	68,712
110,000	Oracle Corp., 4.000%, 7/15/46	86,455
50,000	Oracle Corp., 4.375%, 5/15/55	40,139
75,000	Oracle Corp., 5.550%, 2/6/53	73,485
75,000	Oracle Corp., 6.900%, 11/9/52	86,257
110,000	Salesforce, Inc., 2.900%, 7/15/51	74,237
50,000	Salesforce, Inc., 3.050%, 7/15/61	32,676
		1,773,319

	Specialty Retail — 2.5%
90,000	ERAC USA Finance, LLC, 5.625%, 3/15/42(d)	91,882
225,000	Home Depot, Inc. (The), 2.750%, 9/15/51	144,851
130,000	Home Depot, Inc. (The), 3.125%, 12/15/49	91,096
150,000	Lowe's Cos., Inc., 3.500%, 4/1/51	107,334
110,000	Lowe's Cos., Inc., 5.000%, 4/15/40	105,485
135,000	McDonald's Corp., MTN, 3.625%, 9/1/49	102,889
140,000	McDonald's Corp., MTN, 4.875%, 12/9/45	130,416
135,000	Starbucks Corp., 3.500%, 11/15/50	100,075
		874,028

	Telecommunication Services — 4.6%
170,000	AT&T, Inc., 3.500%, 6/1/41	132,894
240,000	AT&T, Inc., 3.650%, 9/15/59	167,620
405,000	AT&T, Inc., 3.850%, 6/1/60	293,390
240,000	AT&T, Inc., 4.500%, 5/15/35	224,467
45,000	Cisco Systems, Inc., 5.300%, 2/26/54	46,235
150,000	Deutsche Telekom AG, 3.625%, 1/21/50(d)	112,832
Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Telecommunication Services — (continued)
$60,000	Telefonica Emisiones SA, 5.213%, 3/8/47	$55,283
150,000	Verizon Communications, Inc., 2.650%, 11/20/40	105,771
250,000	Verizon Communications, Inc., 3.400%, 3/22/41	195,753
80,000	Verizon Communications, Inc., 3.700%, 3/22/61	58,629
60,000	Verizon Communications, Inc., 4.400%, 11/1/34	56,641
150,000	Verizon Communications, Inc., 5.250%, 3/16/37	151,856
		1,601,371

	Tobacco — 1.4%
80,000	Altria Group, Inc., 3.875%, 9/16/46	60,038
62,000	BAT Capital Corp., 4.390%, 8/15/37	52,135
90,000	BAT Capital Corp., 4.540%, 8/15/47	69,412
70,000	Cargill, Inc., 4.375%, 4/22/52(d)	61,311
90,000	Cargill, Inc., 4.760%, 11/23/45(d)	83,265
180,000	Philip Morris International, Inc., 4.375%, 11/15/41	155,352
		481,513

	Total Corporate Bonds
	(Cost $38,495,063)	33,661,221

U.S. GOVERNMENT AGENCIES — 0.2%

	Tennessee Valley Authority — 0.2%
70,000	4.250%, 9/15/52	62,719

	Total U.S. Government Agencies
	(Cost $67,808)	62,719

U.S. TREASURY BONDS — 1.5%
421,500	2.000%, 11/15/41	296,219
38,400	2.500%, 2/15/45(f)	28,125
355,300	2.000%, 8/15/51	220,591

	Total U.S. Treasury Bonds
	(Cost $513,227)	544,935

Shares
MONEY MARKET FUND — 1.4%
479,612	Federated Treasury Obligations Fund, Institutional Shares, 5.17%(g)	479,612

	Total Money Market Fund
	(Cost $479,612)	479,612
Total Investments — 99.2%
(Cost $39,555,710)		34,748,487
Net Other Assets (Liabilities) — 0.8%		276,916
NET ASSETS — 100.0%		$35,025,403

Continued

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
March 31, 2024 (Unaudited)

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2024. The maturity date reflected is the final maturity date.

(b)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(e)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

(f)	Represents securities purchased on a when-issued basis. At March 31, 2024, total cost of investments purchased on a when-issued basis was $27,881.

(g)	Represents the current yield as of report date.

MTN	Medium Term Note

Continued

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 14.4%
$141,857	ARI Fleet Lease Trust, Series 2021-A, Class A3, 0.680%, 3/15/30(a)	$139,439
470,000	ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.430%, 1/15/31(a)	460,572
1,250,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2023-4A, Class A, 5.490%, 6/20/29(a)	1,259,778
509,000	Carvana Auto Receivables Trust, Series 2021-P2, Class B, 1.270%, 3/10/27	467,532
600,000	Carvana Auto Receivables Trust, Series 2021-P3, Class B, 1.420%, 8/10/27	543,028
620,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39(b)	670,877
50	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 4.563%, 6/25/37	50
410,000	Enterprise Fleet Financing, LLC, Series 2021-3, Class A3, 1.220%, 8/20/27(a)	391,795
544,000	Enterprise Fleet Financing, LLC, Series 2023-1, Class A3, 5.420%, 10/22/29(a)	546,042
375,000	Enterprise Fleet Funding, LLC, Series 2021-1, Class A3, 0.700%, 12/21/26(a)	366,286
415,000	Ford Credit Auto Owner Trust, Series 2021-2, Class A, 1.530%, 5/15/34(a)	379,474
182,159	GreatAmerica Leasing Receivables Funding, LLC, Series 2021-1, Class A4, 0.550%, 12/15/26(a)	178,125
1,295,000	Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.680%, 12/27/27(a)	1,182,095
1,315,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A, 5.410%, 11/14/29(a)	1,316,757
630,000	OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.140%, 10/14/36(a)(b)	593,145
480,000	OneMain Financial Issuance Trust, Series 2021-1A, Class A1, 1.550%, 6/16/36(a)(b)	434,729
950,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.610%, 7/17/28	952,335
112,348	Saxon Asset Securities Trust, Series 2004-3, Class M1, 6.344%, (TSFR1M plus 1.01%), 12/26/34(c)	107,313
242,871	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/46(a)(b)	228,260
561,000	Synchrony Card Funding, LLC, Series 2023-A1, Class A, 5.540%, 7/15/29	566,380
1,000,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/35(a)	967,679
41,938	U.S. Small Business Administration, Series 2010-20D, Class 1, 4.360%, 4/1/30(b)	40,578
Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$1,000,000	Wheels Fleet Lease Funding 1, LLC, Series 2023-2A, Class A, 6.460%, 8/18/38(a)	$1,007,921

	Total Asset Backed Securities
	(Cost $13,259,187)	12,800,190

COLLATERALIZED MORTGAGE OBLIGATIONS — 24.2%
329,948	Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.500%, 7/25/49(a)(d)	292,319
9,080	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	9,027
26,506	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	25,221
28,231	Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2004-1, Class 2A1, 6.500%, 2/25/34	27,806
35,898	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/25/33	36,311
162,668	Fannie Mae, Series 2003-21, Class OW, 4.000%, 3/25/33	154,929
682,000	Fannie Mae, Series 2008-2, Class PH, 5.500%, 2/25/38	680,492
527,000	Fannie Mae, Series 2009-28, Class HX, 5.000%, 5/25/39	518,539
825,833	Fannie Mae, Series 2010-150, Class YL, 4.000%, 1/25/41	739,705
820,847	Fannie Mae, Series 2011-131, Class PB, 4.500%, 12/25/41	807,519
81,232	Fannie Mae, Series 2011-74, Class QM, 4.500%, 11/25/40	80,054
969,900	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	913,808
299,435	Fannie Mae, Series 2013-91, Class DV, 3.000%, 10/25/26	290,962
944,882	Fannie Mae, Series 2015-65, Class CZ, 3.500%, 9/25/45	798,525
527,185	Fannie Mae, Series 2016-11, Class GA, 2.500%, 3/25/46	475,810
118,258	Fannie Mae, Series 2016-85, Class GA, 2.500%, 10/25/45	105,679
1,495,000	Fannie Mae, Series 2017-42, Class HL, 3.000%, 6/25/47	1,313,448
328,046	Fannie Mae, Series 2020-10, Class Q, 3.000%, 3/25/50	282,505
830,525	Fannie Mae, Series 2020-5, Class MG, 3.500%, 2/25/50	749,564
662,399	Fannie Mae, Series 2023-65, Class BL, 3.500%, 9/25/49	529,766
58,810	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	60,121
133,135	Freddie Mac, Series 2768, Class PC, 4.000%, 3/15/34	125,888

See accompanying Notes to the Financial Statements.

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
March 31, 2024 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$118,484	Freddie Mac, Series 3042, Class PZ, 5.750%, 9/15/35	$121,072
80,517	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	80,822
500,000	Freddie Mac, Series 3714, Class PB, 4.750%, 8/15/40(b)	487,369
5,149	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	5,085
200,000	Freddie Mac, Series 3815, Class TB, 4.500%, 2/15/41	188,403
110,804	Freddie Mac, Series 3816, Class HM, 4.500%, 5/15/40	109,155
990,000	Freddie Mac, Series 3895, Class PW, 4.500%, 7/15/41	957,687
279,327	Freddie Mac, Series 3989, Class JW, 3.500%, 1/15/42(b)	258,834
460,000	Freddie Mac, Series 4088, Class CD, 3.000%, 8/15/42	361,916
300,000	Freddie Mac, Series 4094, Class ME, 2.500%, 8/15/42	256,922
215,000	Freddie Mac, Series 4097, Class CU, 1.500%, 8/15/27	197,133
724,000	Freddie Mac, Series 4125, Class JC, 2.500%, 11/15/42	529,355
628,000	Freddie Mac, Series 4135, Class AY, 2.000%, 11/15/42	474,759
475,521	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	457,353
119,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32(b)	107,667
114,334	Freddie Mac, Series 4173, Class NB, 3.000%, 3/15/43	102,141
71,280	Freddie Mac, Series 4215, Class LD, 2.000%, 7/15/41	67,416
31,916	Freddie Mac, Series 4293, Class MH, 3.000%, 12/15/41	30,133
87,955	Freddie Mac, Series 4352, Class ZX, 4.000%, 4/15/44	83,409
1,000,000	Freddie Mac, Series 4507, Class GB, 3.000%, 9/15/45	842,828
475,000	Freddie Mac, Series 4650, Class JE, 3.000%, 7/15/46	397,862
1,089,459	Freddie Mac, Series 4795, Class JB, 4.000%, 5/15/48	1,018,232
837,989	Freddie Mac, Series 4941, Class MB, 3.000%, 7/25/49	731,448
383,192	Freddie Mac, Series 5115, Class G, 2.500%, 9/25/50	309,059
201,766	Freddie Mac Strips, Series 219, Class PO, 0.699%, 3/1/32	176,866
943,454	Freddie Mac Strips, Series 236, Class PO, 2.740%, 4/1/36	774,644
48,592	Ginnie Mae, Series 2004-69, Class GC, 5.500%, 4/20/34	48,882
Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$398,175	Ginnie Mae, Series 2005-60, Class WZ, 5.500%, 9/20/35	$402,604
173,041	Ginnie Mae, Series 2007-57, Class ZA, 5.750%, 10/20/37	174,494
750,000	Ginnie Mae, Series 2011-135, Class PG, 3.000%, 10/16/41	642,397
612,000	Ginnie Mae, Series 2017-75, Class DL, 3.000%, 3/20/47	498,064
800,000	Ginnie Mae, Series 2019-6, Class JK, 3.500%, 1/20/49	700,936
1,000,000	Ginnie Mae, Series 2023-81, Class AL, 4.500%, 8/20/40	965,512

	Total Collateralized Mortgage Obligations
	(Cost $23,063,850)	21,578,457

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.9%

250,000	BANK 2020-BNK29, Series 2020-BN29, Class A4, 1.997%, 11/15/53	201,551
325,000	BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.037%, 4/15/53	273,979
75,000	BBCMS Mortgage Trust, Series 2024-5C25, Class A3, 5.946%, 3/15/57	77,772
51,000	BBCMS Mortgage Trust, Series 2024-5C25, Class AS, 6.358%, 3/15/57(d)	52,942
589,492	Benchmark Mortgage Trust, Series 2020-B18, Class A5, 1.925%, 7/15/53	479,519
1,250,000	Benchmark Mortgage Trust, Series 2020-B21, Class A5, 1.978%, 12/17/53(b)	1,022,195
80,000	Benchmark Mortgage Trust, Series 2023-V2, Class AS, 6.537%, 5/15/55(d)	82,742
220,000	Benchmark Mortgage Trust, Series 2024-V5, Class A3, 5.805%, 1/10/57	226,662
85,000	Benchmark Mortgage Trust, Series 2024-V6, Class A3, 5.926%, 3/15/29	88,018
323,000	Benchmark Mortgage Trust, Series 2024-V6, Class AS, 6.384%, 3/15/29	334,198
272,829	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 6.939%, (TSFR1M plus 1.61%), 11/15/38(a)(c)	270,782
252,184	BX Trust, Series 2021-RISE, Class C, 6.889%, (TSFR1M plus 1.56%), 11/15/36(a)(c)	249,505
589,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(b)(d)	549,035
700,000	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.631%, 2/10/50	646,638
100,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	95,224
500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.778%, 9/10/58	482,447

Continued

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
March 31, 2024 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$388,517	COMM 2014-CCRE18 Mortgage Trust, Series 2014-CR18, Class A5, 3.828%, 7/15/47(b)	$386,746
266,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	262,361
455,000	COMM Mortgage Trust, Series 2014-UBS4, Class A5, 3.694%, 8/10/47	449,957
250,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50(b)	233,682
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48(b)	485,450
250,708	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 6.760%, (TSFR1M plus 1.43%), 11/15/38(a)(c)	248,044
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K1522, Class A2, 2.361%, 10/25/36	770,641
140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K159, Class A2, 3.950%, 11/25/30(d)	134,276
340,372	FRESB Mortgage Trust, Series 2017-SB36, Class A10F, 2.880%, 7/25/27(b)(d)	321,675
549,162	Ginnie Mae, Series 2014-126, Class A, 2.500%, 11/16/46	515,843
321,697	Ginnie Mae, Series 2019-79, Class V, 2.800%, 3/16/29	300,054
12,422	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(a)	12,374
85,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	84,147
500,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(b)(d)	474,178
64,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377%, 5/12/53	54,553
500,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012%, 12/12/53(b)	397,952
120,653	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(d)	113,860
140,524	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.805%, 7/15/47(b)	140,119
185,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%, 12/15/49(d)	174,596
272,691	Med Trust, Series 2021-MDLN, Class C, 7.239%, (TSFR1M plus 1.91%), 11/15/38(a)(c)	271,835
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47(b)	98,765
300,167	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4, 3.526%, 12/15/47	295,405
Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49(b)	$478,922
435,000	Morgan Stanley Capital I Trust, Series 2018-H3, Class A5, 4.177%, 7/15/51	416,945
659,333	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.041%, 7/15/53	553,003
197,506	OPG Trust, Series 2021-PORT, Class C, 6.272%, (TSFR1M plus 0.95%), 10/15/36(a)(c)	193,926
235,642	SMR Mortgage Trust, Series 2022-IND, Class A, 6.975%, (TSFR1M plus 1.65%), 2/15/39(a)(c)	229,341
600,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405%, 12/15/47	588,157
644,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	623,931
50,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794%, 12/15/49	48,062
300,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581%, 10/15/50	283,759
220,800	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5, 2.448%, 6/15/53	189,576
500,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C57, Class A4, 2.118%, 8/15/53	422,766
300,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/53	248,994
302,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	296,974

	Total Commercial Mortgage-Backed Securities
	(Cost $17,629,729)	15,934,078

CORPORATE BONDS — 0.2%

	Diversified REITs — 0.2%
250,000	American Tower Trust, 3.652%, 3/23/28(a)(b)	236,997
	Total Corporate Bonds
	(Cost $250,000)	236,997

MORTGAGE-BACKED SECURITIES — 37.4%

	Fannie Mae — 17.1%
91,461	3.000%, 1/1/31, Pool #BA6574	87,168
284,452	4.500%, 3/1/34, Pool #CA3294	282,357

Continued

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
March 31, 2024 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae — (continued)
$257,399	2.500%, 11/1/35, Pool #CA7939	$234,253
51,567	5.500%, 6/1/38, Pool #984277(b)	52,541
28,662	5.500%, 8/1/38, Pool #995072	29,279
37,024	4.500%, 9/1/39, Pool #AC1830	36,343
35,812	4.500%, 10/1/40, Pool #AE4855	35,153
65,730	3.500%, 2/1/41, Pool #AH5646	60,688
105,503	4.000%, 3/1/41, Pool #AH4008	100,092
314,903	2.500%, 5/1/41, Pool #MA4334	271,257
27,750	4.500%, 6/1/41, Pool #AC9298	27,239
74,507	5.000%, 7/1/41, Pool #AI5595	74,317
124,610	4.000%, 9/1/41, Pool #AJ1717	118,183
619,918	6.000%, 8/1/43, Pool #MA5129	631,193
36,170	4.500%, 10/1/44, Pool #MA2066	35,325
108,971	4.000%, 12/1/44, Pool #MA2127	103,336
104,050	4.500%, 1/1/45, Pool #MA2158	101,620
128,751	3.500%, 3/1/45, Pool #AS4552	117,816
116,667	4.000%, 10/1/45, Pool #AL7487	110,612
801,605	3.000%, 10/1/46, Pool #BC4764	705,648
78,558	4.000%, 11/1/46, Pool #MA2808	74,439
105,241	3.000%, 2/1/47, Pool #BE2329	92,595
58,571	4.000%, 5/1/47, Pool #BE9598	55,331
49,516	4.500%, 11/1/47, Pool #BM3286	48,420
59,064	4.500%, 5/1/48, Pool #CA1711	57,148
1,454,645	3.500%, 6/1/50, Pool #CA6097	1,319,759
198,730	3.000%, 7/1/50, Pool #CA6422	172,949
196,762	3.000%, 7/1/50, Pool #CA6421	171,237
492,064	2.500%, 8/1/50, Pool #FM4053	414,286
318,494	2.500%, 8/1/50, Pool #FM4055	266,934
756,434	3.000%, 8/1/50, Pool #FS0973	665,826
461,963	2.500%, 3/1/51, Pool #FM6523	385,553
321,162	3.000%, 5/1/51, Pool #FM7346	279,398
1,017,900	2.500%, 8/1/51, Pool #FM8438	854,432
1,205,641	4.000%, 8/1/51, Pool #FS1976	1,136,727
299,434	3.000%, 11/1/51, Pool #CB2170	258,366
791,371	3.500%, 2/1/52, Pool #MA4550	712,058
905,430	3.000%, 3/1/52, Pool #BV4143	796,195
703,005	3.500%, 4/1/52, Pool #FS1185	630,806
657,810	3.500%, 4/1/52, Pool #FS1260	594,401
633,157	4.500%, 6/1/52, Pool #FS2157	609,296
491,721	5.000%, 11/1/52, Pool #CB5278	481,498
550,678	5.500%, 3/1/53, Pool #FS3925	552,774
1,353,513	6.000%, 6/1/53, Pool #FS6616	1,371,390
		15,216,238
	Freddie Mac — 19.8%
33,809	4.000%, 11/1/32, Pool #ZS8993	32,791
162,588	3.500%, 5/1/35, Pool #ZA2378	154,222
121,543	4.000%, 5/1/37, Pool #ZA2461	116,792
17,568	5.500%, 10/1/39, Pool #ZI9359	17,946
29,969	5.000%, 4/1/40, Pool #ZI9910	29,923
52,757	5.500%, 4/1/40, Pool #ZA1042	53,890
411,942	2.000%, 8/1/40, Pool #RB5076	348,784
21,536	5.000%, 8/1/40, Pool #ZA1056	21,498
54,783	4.000%, 11/1/40, Pool #ZJ0654	51,968
60,545	4.000%, 12/1/40, Pool #ZJ0811	57,472
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Freddie Mac — (continued)
$142,856	3.500%, 8/1/42, Pool #ZL3508	$131,496
611,900	6.000%, 2/1/43, Pool #RB5221	623,009
181,056	3.500%, 3/1/43, Pool #ZT1107	165,834
770,013	3.500%, 1/1/45, Pool #SD1309	708,938
107,630	3.500%, 3/1/45, Pool #ZT1164	96,451
85,423	3.000%, 1/1/46, Pool #ZS4646	75,608
90,500	4.000%, 4/1/46, Pool #ZM1015	85,801
90,930	3.500%, 12/1/47, Pool #ZM5123	82,997
228,017	2.500%, 11/1/49, Pool #QA4396	190,443
630,859	2.500%, 7/1/51, Pool #QC4230	531,879
960,159	3.000%, 8/1/51, Pool #SD8162	829,995
1,541,167	2.500%, 9/1/51, Pool #RA5921	1,288,287
427,018	3.000%, 2/1/52, Pool #SD8195	368,283
857,781	3.500%, 4/1/52, Pool #SD0957	768,973
726,661	4.500%, 6/1/52, Pool #SD1265	695,248
1,117,030	4.500%, 8/1/52, Pool #SD1515	1,065,185
742,224	5.000%, 10/1/52, Pool #SD1710	727,481
931,871	5.000%, 11/1/52, Pool #SD1727	917,194
696,028	5.000%, 1/1/53, Pool #RA8382	681,546
914,072	5.500%, 2/1/53, Pool #QF8052	912,353
954,770	5.000%, 3/1/53, Pool #SD2390	937,070
1,224,768	4.500%, 5/1/53, Pool #SD2952	1,181,478
454,762	6.000%, 5/1/53, Pool #SD3072	460,513
971,111	5.000%, 6/1/53, Pool #SD3128	952,998
959,025	5.500%, 6/1/53, Pool #SD3136	958,723
1,294,908	6.000%, 7/1/53, Pool #SD3223	1,320,345
		17,643,414
	Ginnie Mae — 0.5%
6,935	4.000%, 12/20/40, Pool #755678	6,667
492,454	4.000%, 7/20/52, Pool #786280	462,390
		469,057

	Total Mortgage-Backed Securities
	(Cost $35,672,908)	33,328,709

U.S. GOVERNMENT AGENCIES — 0.5%

	Federal Home Loan Banks — 0.5%
550,000	1.900%, 10/7/31	453,314

	Total U.S. Government Agencies
	(Cost $467,369)	453,314

U.S. TREASURY BONDS — 3.1%

2,250,000	2.375%, 2/15/42	1,676,250
1,815,000	1.875%, 11/15/51(b)	1,089,426

	Total U.S. Treasury Bonds
	(Cost $3,185,507)	2,765,676

U.S. TREASURY NOTES — 1.7%

590,000	0.625%, 5/15/30	476,863
200,000	1.375%, 11/15/31	163,500

Continued

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
March 31, 2024 (Unaudited)

Principal Amount		Fair Value
U.S. TREASURY NOTES — (continued)

$1,000,000	1.875%, 2/15/32	$845,312

	Total U.S. Treasury Notes
	(Cost $1,652,967)	1,485,675

Shares
MONEY MARKET FUND — 0.4%

329,482	Federated Treasury Obligations Fund, Institutional Shares, 5.17%(e)	329,482

	Total Money Market Fund
	(Cost $329,482)	329,482
Total Investments — 99.8%
(Cost $95,510,999)		88,912,578
Net Other Assets (Liabilities) — 0.2%		136,920
NET ASSETS — 100.0%		$89,049,498

(a)	Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)	All or a portion of the securities are held in a separate collateral account at US Bank.

(c)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2024. The maturity date reflected is the final maturity date.

(d)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2024. The maturity date reflected is the final maturity date.

(e)	Represents the current yield as of report date.

STEP	Step Coupon Bond

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2024 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — 98.5%

	North Carolina — 98.5%
$1,000,000	Broad River Water Authority, Water System Refunding Revenue, 5.000%, 6/1/24	$1,001,660
575,000	Brunswick County, NC, Combined Enterprise System Revenue Bonds, Callable 2/1/33 @ 100, 5.000%, 2/1/41	647,082
500,000	Brunswick County, NC, Combined Enterprise System Revenue Bonds, Callable 2/1/33 @ 100, 5.000%, 2/1/42.	560,395
2,000,000	Brunswick County, NC, School Improvements G.O., 5.000%, 8/1/25	2,048,380
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,028,013
1,475,000	Buncombe County, NC, Advance Refunding Revenue Limited Obligation, Callable 6/1/25 @ 100, 5.000%, 6/1/28	1,506,477
1,100,000	Cabarrus County, NC, Refunding Revenue Bonds, Series A, 5.000%, 6/1/31	1,271,325
1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	1,003,480
1,695,000	Charlotte, NC, Current Refunding G.O., Series A, 5.000%, 6/1/29	1,888,789
2,000,000	Charlotte, NC, Current Refunding G.O., Series A, Callable 6/1/29 @ 100, 5.000%, 6/1/34	2,229,440
2,000,000	Charlotte, NC, Public Facilities, Certificate of Participation, Series B, Callable 12/1/31 @ 100, 5.000%, 12/1/32	2,325,200
2,275,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.000%, 12/1/33	2,497,563
1,520,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.000%, 12/1/34	1,663,078
1,190,000	Charlotte, NC, Water & Sewer System Revenue, Current Refunding Revenue Bonds, 5.000%, 7/1/26	1,242,931
2,650,000	Charlotte, NC, Water & Sewer System Revenue, Refunding Revenue Bonds, Series A, Callable 7/1/32 @ 100, 5.000%, 7/1/39	3,029,931
2,035,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,142,753
2,100,000	Concord, NC, Recreational Facility Improvements G.O., Callable 9/1/33 @ 100, 5.000%, 9/1/34	2,524,200
1,150,000	Currituck County, NC, School Improvements Revenue Bonds, Callable 4/1/33 @ 100, 5.000%, 4/1/36	1,333,437
1,150,000	Currituck County, NC, School Improvements Revenue Bonds, Callable 4/1/33 @ 100, 5.000%, 4/1/37	1,319,890
Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	Currituck County, NC, School Improvements Revenue Bonds, Callable 4/1/33 @ 100, 5.000%, 4/1/38	$1,137,820
1,890,000	Durham County, NC, Current Refunding G.O., 5.000%, 6/1/29	2,109,958
1,225,000	East Carolina University, University & College Improvements Revenue, Series A, Callable 4/1/26 @ 100, 5.000%, 10/1/27	1,263,600
1,000,000	Elizabeth City State University, Board of Governors of NC, Advance Refunding Revenue Bonds, Callable 4/1/29 @ 100 (AGM), 5.000%, 4/1/40	1,050,160
1,690,000	Fayetteville, NC, Public Works Commission, Multi-Utility Improvements Revenue, Callable 3/1/28 @ 100, 5.000%, 3/1/29	1,826,518
2,000,000	Greensboro, NC, Recreational Facility Improvements G.O., Series B, Callable 4/1/32 @ 100, 5.000%, 4/1/40	2,266,520
1,675,000	Guilford County, NC, Advance Refunding, G.O., Series A, Callable 2/1/26 @ 100, 5.000%, 2/1/28	1,735,769
1,500,000	Guilford County, NC, School Improvements G.O., Callable 3/1/34 @ 100, 4.000%, 3/1/40	1,565,490
880,000	Johnston County, NC, Water Utility Improvements Revenue Bonds, Callable 4/1/33 @ 100, 5.000%, 4/1/39	1,006,518
1,000,000	Mecklenburg County, NC, Advance Refunding G.O., Series A, 5.000%, 12/1/25	1,031,190
1,195,000	Monroe, NC, Advance Refunding Revenue Bonds, Callable 3/1/26 @ 100, 5.000%, 3/1/29	1,236,717
1,000,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/32	1,016,880
1,215,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/34	1,234,452
500,000	North Carolina Agricultural & Technical State University, University & College Improvements Revenue Bonds, Callable 10/1/33 @ 100, 5.000%, 10/1/43	550,555
500,000	North Carolina Agricultural & Technical State University, University & College Improvements Revenue Bonds, Callable 10/1/33 @ 100, 5.000%, 10/1/48	542,355

See accompanying Notes to the Financial Statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	North Carolina Agricultural & Technical State University, University & College Improvements Revenue Bonds, Callable 10/1/33 @ 100, 5.000%, 10/1/52	$1,076,770
840,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/24	841,058
750,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/25	759,600
1,045,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue (Housing and Urban Development, Section 8), 5.000%, 10/1/25	1,050,194
1,750,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, Callable 10/1/27 @ 100 (Housing and Urban Development, Section 8), 5.000%, 10/1/34	1,753,885
1,205,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 4/1/29 @ 100, 5.000%, 4/1/33	1,303,087
1,000,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 4/1/29 @ 100, 5.000%, 4/1/37	1,063,720
2,000,000	North Carolina Medical Care Commission, Advance Refunding Revenue Bonds, Vidant Health, Callable 6/1/25 @ 100, 5.000%, 6/1/40	2,025,600

2,500,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Series B, Callable 2/1/26 @ 100, 5.000%, 2/1/51(a)	2,566,825
1,500,000	North Carolina Medical Care Commission, Health, Hospital and Nursinghome Improvements, Revenue Bonds, Series A, Callable 1/1/30 @ 100, 5.000%, 7/1/32	1,641,855
1,040,000	North Carolina Municipal Power Agency No. 1, Advance Refunding Revenue Bonds, Series A, Callable 7/1/26 @ 100, 5.000%, 1/1/29	1,079,572
2,100,000	North Carolina State, Advance Refunding Revenue Bonds, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/28	2,236,605
3,000,000	North Carolina State, Advance Refunding Revenue Bonds, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/30(b)	3,190,500
Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$2,500,000	North Carolina State, Build North Carolina Bonds, Highway Improvements Revenue Bonds, Series A, Callable 5/1/29 @ 100, 5.000%, 5/1/31	$2,779,800
3,000,000	North Carolina State, Highway Improvements Revenue Bonds, Series N, Callable 3/1/31 @ 100, 4.000%, 3/1/34	3,189,420
1,250,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/26	1,283,388
1,500,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/27	1,569,450
2,100,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue, Callable 1/1/27 @ 100 (AGM), 5.000%, 1/1/28	2,203,782
1,060,000	Pitt County, NC, Advance Refunding Revenue Bonds, Series B, Callable 10/1/26 @ 100, 5.000%, 4/1/30	1,107,202
2,000,000	Raleigh, NC, Refunding Notes G.O., Series A, Callable 4/1/33 @ 100, 5.000%, 4/1/35	2,383,860
1,025,000	Raleigh, NC, Refunding Notes G.O., Series A, Callable 4/1/33 @ 100, 5.000%, 4/1/36	1,214,266
2,200,000	Raleigh, NC, Refunding Notes G.O., Series A, Callable 4/1/33 @ 100, 5.000%, 4/1/40	2,526,876
2,000,000	Raleigh, NC, Current Refunding Revenue Bonds, Series A, Callable 4/1/24 @ 100, 3.700%, 6/1/34(a)	2,000,000
3,000,000	Raleigh, NC, Combined Enterprise System Revenue, Current Refunding Revenue Bonds, Callable 9/1/33 @ 100, 5.000%, 9/1/48	3,354,870
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26(b)	2,038,813
1,025,000	Surry County, NC, School Improvements, Revenue Bonds, Callable 6/1/29 @ 100, 4.000%, 6/1/35	1,055,914
720,000	Surry County, NC, School Improvements, Revenue Bonds, Callable 6/1/29 @ 100, 5.000%, 6/1/30	796,298
1,470,000	Town of Apex NC, Public Improvements G.O., Series B, Callable 2/1/33 @ 100, 5.000%, 2/1/35(b)	1,748,345
1,195,000	Town of Fuquay-Varina NC, Multi-Utility Improvements G.O., 5.000%, 8/1/31	1,387,538
1,425,000	Town of Fuquay-Varina NC, Multi-Utility Improvements G.O., Callable 8/1/33 @ 100, 5.000%, 8/1/37	1,666,595

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,080,000	Town of Garner NC, Public Improvements G.O., 5.000%, 2/1/31	$1,244,786
1,080,000	Town of Garner NC, Public Improvements G.O., Callable 2/1/33 @ 100, 5.000%, 2/1/34	1,284,109
1,010,000	Town of Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,017,464
870,000	Town of Oak Island, NC, Combined Enterprise System, Advance Refunding Revenue (AGM), 5.000%, 6/1/25	885,216
1,030,000	Union County, NC, Public Improvements Bonds G.O., Callable 3/1/32 @ 100, 5.000%, 3/1/34	1,209,611
1,720,000	Union County, School Improvements G.O., Callable 9/1/33 @ 100, 5.000%, 9/1/42	1,966,270
1,500,000	University of North Carolina at Chapel Hill, Current Refunding Revenue Bonds, Series B, Callable 12/1/31 @ 100, 5.000%, 12/1/36	1,738,545
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	1,695,000
1,000,000	University of North Carolina at Wilmington, Current Refunding Revenue Bonds, Series B, Callable 10/1/29 @ 100, 5.000%, 10/1/34	1,107,140
410,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/29/24 @ 100 (Assured Guaranty), 5.250%, 10/1/24	410,303
1,585,000	Wake County, NC, Public Improvements, G.O., Series A, Callable 3/1/28 @ 100, 5.000%, 3/1/30	1,724,591
1,725,000	Wake County, NC, Refunding Revenue Bonds, Series A, Callable 8/1/28 @ 100, 5.000%, 8/1/32	1,887,512
325,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.000%, 6/1/35	374,078
400,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.000%, 6/1/36	457,532
375,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.000%, 6/1/37	425,063
375,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.000%, 6/1/38	422,100
350,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.250%, 6/1/40	396,197
Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$650,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.250%, 6/1/42	$729,937
2,060,000	Wilmington, NC, Public Improvements G.O., Series A, 5.000%, 5/1/31	2,389,126
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,001,940
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25(b)	1,880,306
1,365,000	Winston-Salem, NC, Public Improvements G.O., Series B, Callable 6/1/33 @ 100, 5.000%, 6/1/35	1,629,551

	Total Municipal Bonds
	(Cost $128,505,328)	129,610,591

Shares
MONEY MARKET FUND — 0.4%

517,909	Federated Treasury Obligations Fund, Institutional Shares, 5.17%(c)	517,909

	Total Money Market Fund
	(Cost $517,909)	517,909
Total Investments — 98.9%
(Cost $129,023,237)		130,128,500
Net Other Assets (Liabilities) — 1.1%		1,388,350
NET ASSETS — 100.0%		$131,516,850

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2024. The maturity date reflected is the final maturity date.
(b)	All or a portion of the securities are held in a separate collateral account at US Bank.
(c)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2024 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — 96.1%

	South Carolina — 96.1%
$1,000,000	Aiken County, SC, Consolidated School District, Special Obligation Bonds, School Improvements Revenue, Callable 6/1/29 @ 100, 4.000%, 6/1/31	$1,043,950
750,000	Aiken County, SC, Consolidated School District, Special Obligation Bonds, School Improvements Revenue, Callable 6/1/29 @ 100, 4.000%, 6/1/33	776,700
1,000,000	Charleston, SC, Waterworks & Sewer System Revenue, Water Utility Improvements Revenue Bonds, Callable 1/1/30 @ 100, 5.000%, 1/1/38	1,107,800
750,000	Charleston, SC, Waterworks & Sewer System Revenue, Water Utility Improvements Revenue Bonds, Callable 7/1/32 @ 100, 5.000%, 1/1/52(a)	822,645
1,000,000	Columbia, SC, Waterworks & Sewer System Revenue, Water & Sewer Utility Improvements Revenue, Callable 2/1/28 @ 100, 5.000%, 2/1/48	1,081,340
1,000,000	Columbia, SC, Waterworks & Sewer System Revenue, Water & Sewer Utility Improvements Revenue, Callable 2/1/33 @ 100, 5.250%, 2/1/52	1,114,240
780,000	Dorchester County, School District No. 4, School Improvements G.O., Series A, Callable 9/1/33 @ 100 (SCSDE), 5.000%, 3/1/43	872,719
1,100,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/33(a)	1,107,656
830,000	Florence, SC, Combined Waterworks & Sewerage System Revenue, Water Utility Improvements Revenue Bonds, Callable 9/1/33 @ 100, 5.000%, 9/1/37	964,477
1,000,000	Greenville Health System, Hospital System Board, Series B, Callable 5/1/24 @ 100, 5.000%, 5/1/31	1,000,500
1,000,000	Greenwood County, United Health System Obligation, Health, Hospital, Nursing Home Improvements Revenue Bonds, Callable 10/1/31 @ 100, 5.000%, 10/1/32	1,111,310
1,000,000	Lancaster County, SC, School District, School Improvements G.O., Series A, Callable 3/1/27 @ 100 (SCSDE), 4.000%, 3/1/30	1,025,230
600,000	Lexington County, SC, School District No. 1, School Improvements G.O., Series B, Callable 2/1/29 @ 100 (SCSDE), 5.000%, 2/1/31	662,622
Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,000,000	Lexington County, School District No. 2, School Improvements G.O., Series C, Callable 3/1/27 @ 100 (SCSDE), 5.000%, 3/1/31	$1,057,930
1,085,000	Lugoff-Elgin Water Authority, Refunding Revenue, Series B, Callable 7/1/26 @ 100, 5.000%, 7/1/30(a)	1,128,595
1,000,000	Oconee County, Public Improvements G.O., Callable 4/1/33 @ 100 (State Aid Withholding), 5.000%, 4/1/41	1,127,440
1,000,000	Orangeburg County, SC, Correctional Facilities Improvements, Installment Purchase Revenue Bonds, Callable 12/1/27 @ 100, 5.000%, 12/1/29	1,050,970
670,000	Patriots Energy Group Financing Agency, Refunding Revenue Bonds, 5.250%, 2/1/54(b)	725,979
1,000,000	Richland County, SC, School District No. 2, Refunding Bonds, G.O., Series B, Callable 3/1/27 @ 100 (SCSDE), 4.000%, 3/1/29	1,028,930
805,000	Richland County, SC, School District No. 2, School Improvements G.O., Series A, Callable 3/1/32 @ 100 (SCSDE), 5.000%, 3/1/36	931,796
1,000,000	SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Refunding Revenue, 5.000%, 12/1/24	1,008,280
625,000	SCAGO Educational Facilities Corp. for Spartanburg School District No. 1, Refunding Revenue, Series B, 5.000%, 6/1/25	634,144
600,000	SCAGO Educational Facilities Corp. for Sumter County School 17, Refunding Revenue, 5.000%, 12/1/24	604,572
490,000	SCAGO Educational Facilities Corp. for Sumter County School 17, Refunding Revenue, 5.000%, 12/1/25	501,593
850,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Advance Refunding Revenue Bonds, Callable 2/1/26 @ 100, 5.000%, 2/1/29	872,720
1,000,000	South Carolina Jobs-Economic Development Authority, Wofford College Project, University & College Improvements Revenue, Callable 4/1/29 @ 100, 5.000%, 4/1/44	1,038,680
1,000,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue, Series A, Callable 10/1/27 @ 100 (AGM-CR), 5.000%, 10/1/38	1,050,210

See accompanying Notes to the Financial Statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,000,000	Spartanburg County School District No 5, School Improvements G.O., Callable 3/1/32 @ 100 (SCSDE), 5.000%, 3/1/37	$1,147,220
1,000,000	Spartanburg County School District No. 4, SC, School Improvements G.O., Series A, Callable 3/1/32 @ 100 (SCSDE), 5.000%, 3/1/40	1,115,660
750,000	State of South Carolina, University & College Improvements G.O., Series A, Callable 4/1/32 @ 100, 5.000%, 4/1/39	853,538
1,150,000	Town of Mount Pleasant, SC, Public Facilities, G.O., Callable 6/1/28 @ 100, 5.000%, 6/1/30	1,257,651

	Total Municipal Bonds
	(Cost $29,619,500)	29,827,097
Shares		Fair Value
MONEY MARKET FUND — 4.0%

1,242,907	Federated Treasury Obligations Fund, Institutional Shares, 5.17%(c)	$1,242,907

	Total Money Market Fund
	(Cost $1,242,907)	1,242,907

Total Investments — 100.1%
(Cost $30,862,407)		31,070,004
Net Other Assets (Liabilities) — (0.1)%		(38,407)
NET ASSETS — 100.0%		$31,031,597

(a)	All or a portion of the securities are held in a separate collateral account at US Bank.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2024. The maturity date reflected is the final maturity date.
(c)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation
SCAGO	South Carolina Association of Governmental Organizations
SCSDE	South Carolina School District Enhancement

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2024 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — 95.3%

	Virginia — 95.3%
$1,240,000	Albemarle County, VA, Economic Development Authority, Public Improvements Revenue, 5.000%, 6/1/27	$1,322,894
1,000,000	Albemarle County, VA, School Improvements G.O., (State Aid Withholding), 5.000%, 6/1/26	1,042,550
1,000,000	Arlington County, VA, Public Improvements G.O., Callable 8/15/27 @ 100, 5.000%, 8/15/30	1,074,850
1,000,000	Arlington County, VA, Public Improvements G.O., Series A, Callable 8/15/27 @ 100, 5.000%, 8/15/29	1,073,650
1,770,000	Chesapeake, VA, Public Improvements, Refunding G.O., Series A, Callable 8/1/27 @ 100, 5.000%, 8/1/30	1,903,936
1,085,000	Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Highway Improvements, Revenue Bonds, Callable 7/1/26 @ 100 (AGM), 5.000%, 7/1/41	1,112,309
1,000,000	Chesterfield County, School Improvements G.O., Callable 1/1/33 @ 100 (State Aid Withholding), 5.000%, 1/1/39	1,144,930
1,000,000	Chesterfield County, School Improvements G.O., Callable 1/1/33 @ 100 (State Aid Withholding), 5.000%, 1/1/40	1,139,190
1,000,000	Chesterfield County, VA, School District, School Public Improvement, G.O., Series A, Callable 1/1/28 @ 100 (State Aid Withholding), 4.000%, 1/1/31	1,047,580
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,146,008
1,145,000	Fairfax County, VA, School Improvements G.O., Current Refunding, Series A, Callable 4/1/30 @ 100 (State Aid Withholding), 5.000%, 10/1/30(a)	1,297,938
1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	1,001,810
1,545,000	Harrisonburg, VA, School Improvements G.O., Current Refunding, Series A (State Aid Withholding), 5.000%, 7/15/30	1,758,534
1,000,000	Leesburg, VA, Refunding G.O., Callable 1/15/25 @ 100 (State Aid Withholding), 5.000%, 1/15/27	1,014,240
1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	1,010,860
Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,000,000	Loudoun County, VA, Miscellaneous Purposes Revenue G.O., Series A (State Aid Withholding), 5.000%, 12/1/29	$1,128,190
1,320,000	Loudoun County Economic Development Authority, Loudoun County Public Improvements Projects, Revenue Bonds, Series A, Callable 12/1/31 @ 100, 5.000%, 12/1/36	1,512,205
1,000,000	Manassas, VA, Public Improvements, Public Facilities G.O., Callable 7/1/29 @ 100 (State Aid Withholding), 4.000%, 7/1/33	1,055,710
1,305,000	Norfolk, Public Improvements G.O., Series A, Callable 9/1/24 @ 100 (State Aid Withholding), 5.000%, 9/1/26	1,312,334
1,025,000	Norfolk, VA, Public Improvements G.O., Series A, Callable 3/1/31 @ 100, 5.000%, 3/1/34	1,181,681
1,465,000	Norfolk, VA, Public Improvements, G.O., Callable 8/1/28 @ 100 (State Aid Withholding), 5.000%, 8/1/47	1,601,699
1,000,000	Norfolk, VA, Water Revenue, Water Utility Improvements Revenue Bonds, Callable 11/1/33 @ 100, 5.000%, 11/1/40	1,143,470
1,135,000	Norfolk, VA, Water Revenue, Water Utility Improvements Revenue Bonds, Callable 11/1/33 @ 100, 5.000%, 11/1/44	1,275,014
1,375,000	Rappahannock Regional Jail Authority, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/26	1,405,250
1,295,000	Richmond, VA, Public Utility Advance Refunding Revenue Bonds, Callable 1/15/26 @ 100, 5.000%, 1/15/27	1,339,147
1,265,000	Roanoke, VA, School Improvements G.O., Callable 4/1/32 @ 100 (State Aid Withholding), 5.000%, 4/1/34(a)	1,480,632
1,380,000	Salem, VA, School Improvements G.O., Current Refunding, 5.000%, 5/1/28	1,497,866
1,000,000	Spotsylvania County, School Improvements G.O., Callable 7/15/32 @ 100, 5.000%, 1/15/37	1,158,720
1,000,000	Spotsylvania County, School Improvements G.O., Callable 7/15/32 @ 100, 5.000%, 1/15/38	1,145,670
2,085,000	Suffolk, Water Utility Improvements G.O., Callable 2/1/32 @ 100, 5.000%, 2/1/43(a)	2,316,143
1,000,000	Virginia Beach, VA, Storm Water Utility Revenue, Public Improvements Revenue Bonds, Series A, Callable 11/15/30 @ 100, 5.000%, 11/15/31	1,148,590

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,630,000	Virginia College Building Authority, University & College Improvements Revenue Bonds, Callable 2/1/32 @ 100, 5.250%, 2/1/41	$1,842,308
1,000,000	Virginia College Building Authority, University & College Improvements, Revenue Bonds, Series C (State Intercept), 5.000%, 9/1/29	1,109,730
1,215,000	Virginia Commonwealth Transportation Board, Federal Highway Transportation Grant, Callable 9/15/26 @ 100, 5.000%, 9/15/30	1,266,552
1,000,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Anticipation Advance Refunding Revenue, Callable 9/15/27 @ 100, 5.000%, 9/15/31	1,071,430
1,500,000	Virginia Port Authority Commonwealth Port Fund, Airport & Marina Improvements Revenue Bonds, Series A, Callable 7/1/33 @ 100, 5.000%, 7/1/41.	1,698,165
1,000,000	Virginia Public School Authority, School Improvements Revenue Bonds (State Aid Withholding), 5.000%, 1/15/30	1,130,080
1,035,000	Virginia Public School Authority, School Improvements Revenue Bonds (State Aid Withholding), 5.000%, 8/15/30	1,183,067

	Total Municipal Bonds
	(Cost $48,656,930)	49,094,932
Shares
MONEY MARKET FUND — 3.8%

1,944,065	Federated Treasury Obligations Fund, Institutional Shares, 5.17%(b)	1,944,065

	Total Money Market Fund
	(Cost $1,944,065)	1,944,065

Total Investments — 99.1%
(Cost $50,600,995)		51,038,997
Net Other Assets (Liabilities) — 0.9%		485,492
NET ASSETS — 100.0%		$51,524,489

(a)	All or a portion of the securities are held in a separate collateral account at US Bank.
(b)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation
Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2024 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — 97.0%

	West Virginia — 97.0%
$1,500,000	Berkeley County, Board of Education, School Improvements G.O. (West Virginia Board Commission), 4.000%, 6/1/28	$1,556,190
1,750,000	Berkeley County, Board of Education, School Improvements G.O., Callable 6/1/33 @ 100 (West Virginia Board Commission), 4.000%, 6/1/36(a)	1,848,472
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue, Series C, Callable 4/29/24 @ 100 (BAM), 4.500%, 10/1/32	1,500,345
1,080,000	Braxton County, WV, Board of Education, Public School, Advance Refunding G.O., Callable 5/1/26 @ 100 (West Virginia Board Commission), 5.000%, 5/1/28(a)	1,117,411
530,000	Fairmont, WV, Water Revenue, Current Refunding Revenue, Series A (BAM), 3.000%, 7/1/24	527,943
1,000,000	Jefferson County, WV, Board of Education, School Improvements G.O., (West Virginia Board Commission), 3.000%, 6/1/29	1,000,560
1,860,000	Marshall University, WV, University & College Improvements Revenue Bonds, Series A (AGM), 5.000%, 5/1/30	2,068,376
2,000,000	Monongalia County, WV, Building Commission, Monongalia Health System Group Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/26	2,004,920
705,000	Morgantown Utility Board, WV, Combined Water Utility Improvements Revenue, Series B, Callable 6/1/28 @ 100, 5.000%, 12/1/34	760,237
1,140,000	Morgantown Utility Board, Inc., Water Utility Improvements Revenue Bonds, Series B, Callable 6/1/28 @ 100, 5.000%, 12/1/36	1,220,758
1,075,000	Ohio County, WV, Board of Education, School Improvements G.O., (West Virginia Board Commission), 3.000%, 6/1/28	1,056,370
2,010,000	Ohio County, WV, Board of Education, School Improvements G.O., (West Virginia Board Commission), 4.000%, 6/1/29	2,096,832
1,000,000	Ohio County, WV, Country Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Callable 4/29/24 @ 100, 4.750%, 6/1/31	999,930
695,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Series A, Callable 7/1/24 @ 100, 5.000%, 7/1/27	697,217
Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)

	West Virginia — (continued)
$1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Series A, Callable 7/1/24 @ 100, 5.000%, 7/1/28	$1,268,820
1,375,000	State of West Virginia, Fuel Sales Tax Revenue, Group 1 Highway Improvements, G.O., Series S, Callable 6/1/29 @ 100, 5.000%, 12/1/35	1,516,254
1,100,000	State of West Virginia, Fuel Sales Tax Revenue, Group 2 Highway Improvements, G.O., Series S, Callable 6/1/29 @ 100, 5.000%, 12/1/43	1,177,506
1,000,000	State of West Virginia, Fuel Sales Tax Revenue, Group 2 Highway Improvements, G.O., Series S, Callable 6/1/29 @ 100, 5.000%, 6/1/44	1,068,160
2,090,000	State of West Virginia, Highway Improvements G.O., Series A, Callable 6/1/31 @ 100, 5.000%, 6/1/38	2,340,925
1,640,000	State of West Virginia, Highway Improvements G.O., Series A, Callable 6/1/31 @ 100, 5.000%, 12/1/42	1,800,113
2,505,000	State of West Virginia, Highway Improvements G.O., Series A, Callable 6/1/31 @ 100, 5.000%, 6/1/45	2,726,242
500,000	West Virginia Economic Development Authority, Appalachian Power Company, Current Refunding Revenue Bonds, Series A, 3.375%, 3/1/40(b)(c)	497,725
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Callable 4/29/24 @ 100, 5.000%, 6/1/25	1,003,890
1,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Callable 4/29/24 @ 100, 5.000%, 6/1/26	1,686,382
1,145,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/28	1,218,658
1,500,000	West Virginia Economic Development Authority, Provident Group - Marshall Prperties L.L.C., Current Refunding Revenue Bonds, Series A-1, Callable 7/1/33 @ 100 (AGM), 5.000%, 7/1/37	1,652,400
1,015,000	West Virginia Economic Development Authority, State Office Building 3, Public Improvements Revenue, Series D, Callable 6/1/25 @ 100, 5.000%, 6/1/26	1,032,580

See accompanying Notes to the Financial Statements.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)

	West Virginia — (continued)
$775,000	West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Refunding Revenue, Callable 1/1/29 @ 100, 5.000%, 1/1/31	$787,330
2,170,000	West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Refunding Revenue, Callable 1/1/29 @ 100, 5.000%, 1/1/36	2,192,112
1,470,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/29 @ 100, 5.000%, 9/1/39	1,504,751
1,000,000	West Virginia Hospital Finance Authority, Health Care Facilities Revenue Bonds, Series A, Callable 6/1/33 @ 100, 5.000%, 6/1/41	1,088,750
1,385,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue Bonds, 5.000%, 6/1/26	1,431,564
1,070,000	West Virginia Housing Development FundRevenue Bonds, Series A, 3.250%, 5/1/29	1,060,413
905,000	West Virginia Housing Development FundRevenue Bonds, Series A, 3.300%, 11/1/29	894,086
2,980,000	West Virginia Parkways Authority, Highway Improvements, Senior Lien Revenue Bonds, Callable 6/1/31 @ 100, 5.000%, 6/1/47	3,198,881
2,065,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, Callable 6/1/28 @ 100, 5.000%, 6/1/39(a)	2,189,003
1,000,000	West Virginia State School Building Authority, Lottery Revenue, School Improvements Revenue, Series A, Callable 7/1/28 @ 100, 5.000%, 7/1/29	1,085,190
1,050,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 4/29/24 @ 100, 5.000%, 11/1/26(a)	1,050,682
2,000,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 4/29/24 @ 100, 5.000%, 11/1/27	2,001,180
2,160,000	West Virginia University, University & College Improvements, University Projects Revenue Bonds, Series A, Callable 10/1/24 @ 100, 5.000%, 10/1/44	2,174,256
Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)

	West Virginia — (continued)
$1,685,000	West Virginia University, University Projects, University & College Improvements Revenue, Series A, Callable 10/1/31 @ 100, 5.000%, 10/1/43	$1,824,855
2,000,000	West Virginia University, University Projects, University & College Improvements Revenue, Series A, Callable 10/1/31 @ 100, 5.000%, 10/1/44	2,154,840
740,000	West Virginia Water Development Authority, West Virginia Infrastructure & Jobs, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.000%, 10/1/30	770,170
1,100,000	West Virginia Water Development Authority, West Virginia Infrastructure & Jobs, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.000%, 10/1/31	1,144,044
1,500,000	Wood County, WV, Board of Education, School Improvements G.O., Callable 6/1/33 @ 100 (West Virginia Board Commission), 4.500%, 6/1/34	1,659,600
2,000,000	Wood County, WV, Board of Education, School Improvements G.O., Callable 6/1/33 @ 100 (West Virginia Board Commission), 4.500%, 6/1/35	2,197,500

	Total Municipal Bonds
	(Cost $68,079,859)	67,854,423

Shares
MONEY MARKET FUND — 2.4%

1,692,356	Federated Treasury Obligations Fund, Institutional Shares, 5.17%(d)	1,692,356

	Total Money Market Fund
	(Cost $1,692,356)	1,692,356

Total Investments — 99.4%
(Cost $69,772,215)		69,546,779
Net Other Assets (Liabilities) — 0.6%		410,488
NET ASSETS — 100.0%		$69,957,267

(a)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2024. The maturity date reflected is the final maturity date.
(c)	Represents securities purchased on a when-issued basis. At March 31, 2024, total cost of investments purchased on a when-issued basis was $500,000.

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2024 (Unaudited)

(d)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual
G.O.	General Obligation

Continued

(This page is intentionally left blank.)

Sterling Capital Funds

Statement of Assets and Liabilities

March 31, 2024 (Unaudited)

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Mid Value Fund
Assets:
Investments at fair value (a)	$36,099,414	$52,251,551
Cash	20,646	12,647
Foreign currency, at value (cost $—, $—, $—, $—, $— and $306,319, respectively)	—	—
Dividends receivable	36,752	25,216
Receivable for investments sold	—	—
Receivable for capital shares issued	119	23,791
Prepaid and other expenses	15,306	30,224
Total Assets	36,172,237	52,343,429
Liabilities:
Payable for investments purchased	—	—
Payable for capital shares redeemed	259	23,623
Accrued expenses and other payables:
Investment advisory fees	13,301	25,985
Administration fees	2,657	4,070
Compliance service fees	77	103
Distribution (12b-1) fees	7,166	4,846
Audit fees	1,212	—
Custodian fees	224	388
Printing fees	—	475
Transfer agent fees	1,822	4,133
Other fees and liabilities	372	5
Total Liabilities	27,090	63,628
Net Assets	$36,145,147	$52,279,801
Net Assets Consist of:
Capital	$42,621,059	$36,658,027
Total distributable earnings	(6,475,912)	15,621,774
Net Assets	$36,145,147	$52,279,801
Net Assets
Class A Shares	$33,665,222	$21,697,269
Class C Shares	345,654	386,617
Institutional Shares	1,722,327	29,760,081
Class R6 Shares	411,944	435,834
Total	$36,145,147	$52,279,801
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,179,009	1,369,553
Class C Shares	12,614	31,699
Institutional Shares	59,851	1,813,668
Class R6 Shares	14,258	26,506
Total	1,265,732	3,241,426
Net Asset Value
Class A Shares - redemption price per share	$28.55	$15.84
Class C Shares - offering price per share*	$27.40	$12.20
Institutional Shares	$28.78	$16.41
Class R6 Shares	$28.89	$16.44
Maximum Sales Charge - Class A Shares	5.75%	5.75%
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$30.30	$16.81
(a) Investments at cost . .	$27,590,819	$38,762,516

*	Redemption price per share varies by length of time shares are held.

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Behavioral International Equity Fund
$103,897,521	$443,825,744	$2,003,679,669	$134,000,550
20,397	70,914	—	37,237
—	—	—	302,946
153,400	105,388	4,430,411	1,334,473
—	5,044,711	—	—
49	51,914	1,351,690	—
18,439	49,703	133,525	11,202
104,089,806	449,148,374	2,009,595,295	135,686,408

—	4,630,555	—	—
—	186,775	1,926,629	—

51,387	244,263	917,382	45,255
2,873	32,395	148,560	4,102
248	877	3,498	244
1,391	79,818	158,428	99
5,807	19,782	87,966	4,044
1,040	4,233	18,761	10,199
4,080	4,585	—	—
9,590	53,043	220,794	5,247
3,542	947	25,862	887
79,958	5,257,273	3,507,880	70,077
$104,009,848	$443,891,101	$2,006,087,415	$135,616,331

$78,080,123	$213,582,757	$1,102,293,401	$119,460,403
25,929,725	230,308,344	903,794,014	16,155,928
$104,009,848	$443,891,101	$2,006,087,415	$135,616,331

$6,579,277	$294,881,883	$471,653,628	$356,214
49,680	20,109,961	72,534,570	27,045
6,458,043	93,743,405	1,347,413,955	848,302
90,922,848	35,155,852	114,485,262	134,384,770
$104,009,848	$443,891,101	$2,006,087,415	$135,616,331

323,103	11,446,470	16,952,715	35,100
2,582	1,161,308	2,637,363	2,655
313,890	3,300,028	48,235,279	83,620
4,412,798	1,238,122	4,094,529	13,239,838
5,052,373	17,145,928	71,919,886	13,361,213

$20.36	$25.76	$27.82	$10.15
$19.24	$17.32	$27.50	$10.19
$20.57	$28.41	$27.93	$10.14
$20.60	$28.39	$27.96	$10.15
5.75%	5.75%	5.75%	5.75%
$21.61	$27.33	$29.52	$10.77
$83,768,375	$269,982,044	$1,270,604,053	$111,719,647

Sterling Capital Funds

Statement of Assets and Liabilities

March 31, 2024 (Unaudited)

	Sterling Capital Mid Cap Relative Value Fund		Sterling Capital Real Estate Fund
Assets:
Investments at fair value (a)	$44,948,611		$67,736,699
Cash	7,125		73,765
Interest and dividends receivable	29,995		227,650
Receivable for investments sold	—		—
Receivable for capital shares issued	—		140,929
Prepaid and other expenses	13,000		19,389
Total Assets	44,998,731		68,198,432
Liabilities:
Distributions payable	—		—
Payable for investments purchased	—		—
Payable for capital shares redeemed	1,000		71,033
Accrued expenses and other payables:
Investment advisory fees	22,459		32,893
Administration fees	3,547		5,384
Compliance service fees	99		166
Distribution (12b-1) fees	62		210
Accounting out-of-pocket fees	—		39
Audit fees	1,888		3,036
Printing fees	1,539		3,762
Transfer agent fees	2,213		4,815
Other fees and liabilities	975		1,430
Total Liabilities	33,782		122,768
Net Assets	$44,964,949		$68,075,664
Net Assets Consist of:
Capital	$18,081,142		$38,562,825
Total distributable earnings	26,883,807		29,512,839
Net Assets	$44,964,949		$68,075,664
Net Assets
Class A Shares	$285,464		$531,974
Class C Shares	4,021		116,109
Institutional Shares	44,675,464		66,935,898
Class R6 Shares	–		491,683
Total	$44,964,949		$68,075,664
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	4,352		15,191
Class C Shares	64		3,354
Institutional Shares	676,785		1,905,453
Class R6 Shares	—		13,932
Total	681,201		1,937,930
Net Asset Value
Class A Shares - redemption price per share	$65.60	**	$35.02
Class C Shares - offering price per share*	$62.93	**	$34.62
Institutional Shares	$66.01		$35.13
Class R6 Shares	$—		$35.29
Maximum Sales Charge - Class A Shares	5.75%		5.75%
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$69.60		$37.16
(a) Investments at cost	$20,212,758		$41,837,763

*	Redemption price per share varies by length of time shares are held.
**	Class A and C Shares of Sterling Capital Mid Cap Relative Value Fund net asset values are calculated using unrounded net assets $285,463.80 and $4,020.59, divided by unrounded shares of 4,351.88 and 63.89.

See accompanying Notes to the Financial Statements.

Sterling Capital Small Cap Value Fund	Sterling Capital Ultra Short Bond Fund	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund
$268,135,111	$27,405,076	$54,542,218	$17,043,638	$1,451,676,536
106,717	116,514	6,952	844	27,641
307,853	177,013	516,904	80,204	11,253,961
—	—	—	—	3,932,463
98,931	—	23,280	85	2,725,671
28,787	15,017	19,352	7,201	165,025
268,677,399	27,713,620	55,108,706	17,131,972	1,469,781,297

—	7,097	77,713	1,081	959,901
—	—	—	—	11,037,072
263,608	988	252,203	266	3,194,559

166,808	1,532	845	2,362	274,384
20,190	2,376	3,584	1,378	84,549
588	88	377	65	896
1,054	1,091	716	638	12,993
2,018	7,672	7,488	374	18,074
15,663	1,012	4,712	634	39,190
30,920	939	6,447	806	30,291
51,310	1,646	12,897	893	47,376
11,230	64	2,679	35	6,572
563,389	24,505	369,661	8,532	15,705,857
$268,114,010	$27,689,115	$54,739,045	$17,123,440	$1,454,075,440

$48,587,726	$29,005,757	$67,676,376	$20,365,797	$1,624,298,758
219,526,284	(1,316,642)	(12,937,331)	(3,242,357)	(170,223,318)
$268,114,010	$27,689,115	$54,739,045	$17,123,440	$1,454,075,440

$2,952,270	$5,160,893	$3,014,106	$2,620,080	$49,692,878
559,266	–	93,074	95,114	3,036,942
258,313,309	22,528,222	39,048,330	14,408,246	1,017,633,420
6,289,165	–	12,583,535	–	383,712,200
$268,114,010	$27,689,115	$54,739,045	$17,123,440	$1,454,075,440
66,274	529,423	363,879	305,045	5,373,363
14,201	—	11,241	11,096	327,880
5,706,076	2,310,119	4,716,170	1,676,554	109,983,605
138,321	—	1,519,005	—	41,477,147
5,924,872	2,839,542	6,610,295	1,992,695	157,161,995

$44.55	$9.75	$8.28	$8.59	$9.25
$39.38	$—	$8.28	$8.57	$9.26
$45.27	$9.75	$8.28	$8.59	$9.25
$45.47	$—	$8.28	$—	$9.25
5.75%	0.00%	2.00%	2.00%	2.00%

$47.26	$9.75	$8.45	$8.76	$9.44
$79,552,678	$27,351,308	$54,671,387	$18,406,922	$1,499,377,979

Sterling Capital Funds

Statement of Assets and Liabilities

March 31, 2024 (Unaudited)

	Sterling Capital Long Duration Corporate Bond Fund	Sterling Capital Quality Income Fund
Assets:
Investments at fair value (a)	$34,748,487	$88,912,578
Cash	—	2,007
Interest and dividends receivable	453,525	300,906
Receivable for investments sold	17,618	—
Receivable for capital shares issued	—	—
Prepaid and other expenses	11,644	11,708
Total Assets	35,231,274	89,227,199
Liabilities:
Distributions payable	105	136,169
Payable for investments purchased	187,729	—
Payable for capital shares redeemed	11,949	6,913
Accrued expenses and other payables:
Investment advisory fees	4,882	22,554
Administration fees	—	7,237
Compliance service fees	65	153
Distribution (12b-1) fees	72	8
Other fees and liabilities	1,069	4,667
Total Liabilities	205,871	177,701
Net Assets	$35,025,403	$89,049,498
Net Assets Consist of:
Capital	$42,302,222	$99,428,630
Total distributable earnings	(7,276,819)	(10,379,132)
Net Assets	$35,025,403	$89,049,498
Net Assets
Class A Shares	$342,079	$27,779
Class C Shares	2,708	2,889
Institutional Shares	554,379	89,018,830
Class R6 Shares	34,126,237	–
Total	$35,025,403	$89,049,498
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	48,596	3,125
Class C Shares	386	325
Institutional Shares	78,855	10,005,407
Class R6 Shares	4,849,677	—
Total	4,977,514	10,008,857
Net Asset Value
Class A Shares - redemption price per share	$7.04	$8.89
Class C Shares - offering price per share*	$7.02	$8.89
Institutional Shares	$7.03	$8.90
Class R6 Shares	$7.04	$—
Maximum Sales Charge - Class A Shares	2.00%	2.00%
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$7.18	$9.07
(a) Investments at cost	$39,555,710	$95,510,999

*	Redemption price per share varies by length of time shares are held.

See accompanying Notes to the Financial Statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund	Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund
$130,128,500	$31,070,004	$51,038,997	$69,546,779
—	—	—	—
1,832,365	364,100	558,661	1,059,973
—	—	—	—
418,594	—	65,025	—
11,963	7,369	9,977	10,932
132,391,422	31,441,473	51,672,660	70,617,684

108,925	23,046	76,868	109,082
—	—	—	500,000
683,434	361,408	31,835	6,733

39,181	9,253	15,597	21,013
10,667	2,483	4,246	5,730
306	108	209	200
5,514	1,570	2,324	4,375
26,545	12,008	17,092	13,284
874,572	409,876	148,171	660,417
$131,516,850	$31,031,597	$51,524,489	$69,957,267

$136,771,368	$32,370,066	$53,624,570	$72,947,092
(5,254,518)	(1,338,469)	(2,100,081)	(2,989,825)
$131,516,850	$31,031,597	$51,524,489	$69,957,267

$22,275,933	$6,200,545	$10,966,170	$20,555,158
928,671	284,223	5,539	1,810
108,312,246	24,546,829	40,552,780	49,400,299
–	–	–	–
$131,516,850	$31,031,597	$51,524,489	$69,957,267
2,188,294	586,927	985,142	2,167,683
91,296	26,917	498	191
10,642,138	2,339,537	3,644,146	5,203,458
—	—	—	—
12,921,728	2,953,381	4,629,786	7,371,332

$10.18	$10.56	$11.13	$9.48
$10.17	$10.56	$11.11	$9.50
$10.18	$10.49	$11.13	$9.49
$—	$—	$—	$—
2.00%	2.00%	2.00%	2.00%

$10.39	$10.78	$11.36	$9.68
$129,023,237	$30,862,407	$50,600,995	$69,772,215

Sterling Capital Funds

Statements of Operations

For the Six Months Ended March 31, 2024 (Unaudited)

	Sterling Capital
	Behavioral Large	Sterling Capital
	Cap	Mid
	Value Equity Fund	Value Fund
Investment Income:
Dividend income .	$418,185	$388,407
Other Income	34,665	176
Foreign tax withholding	—	—
Total investment income	452,850	388,583
Expenses:
Investment advisory fees (See Note 4)	72,078	142,738
Administration fees (See Note 4)	15,513	23,042
Distribution fees - Class A Shares (See Note 4)	37,302	23,959
Distribution fees - Class C Shares (See Note 4)	1,508	1,955
Compliance service fees (See Note 4)	491	611
Trustee fees	2,653	4,101
Accounting and out-of-pocket fees	1,796	1,663
Audit fees	1,273	1,979
Custodian fees	759	1,170
Fund accounting fees (See Note 4)	1,201	1,784
Legal fees	2,801	4,233
Printing fees	1,582	2,566
Registration fees	17,064	13,603
Transfer agent fees (See Note 4)	6,915	14,548
Other fees	3,078	3,771
Total expenses before waivers	166,014	241,723
Less expenses waived by the Investment Advisor (See Note 4)	(9,004)	(4,646)
Less expenses waived by the Administrator (See Note 4)	(131)	(156)
Net expenses	156,879	236,921
Net investment income (loss)	295,971	151,662
Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	1,236,974	3,003,153
Foreign currency transactions	—	—
Change in unrealized appreciation/depreciation on:
Investments	5,700,055	4,813,113 (a)
Foreign currency transactions	—	—
Total realized and unrealized gain	6,937,029	7,816,266
Change in net assets from operations	$7,233,000	$7,967,928

(a)	Change in unrealized appreciation (depreciation) does not include net appreciation of $ 304,144 for Sterling Capital Mid Value Fund in connection with the Fund's reorganization. See Note 9 in the Notes to Financial Statements.

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Behavioral International Equity Fund
$1,204,710	$1,837,425	$24,418,968	$2,124,690
—	—	—	—
(3,328)	(17,809)	—	(224,859)
1,201,382	1,819,616	24,418,968	1,899,831

285,206	1,452,945	5,254,647	247,570
46,036	216,642	925,591	59,940
7,571	351,310	551,270	478
199	109,392	341,075	124
1,031	3,967	15,403	1,184
9,522	42,225	177,021	10,245
4,017	8,884	35,241	10,891
5,062	20,201	85,960	4,829
2,523	12,061	48,946	17,515
3,565	16,765	71,654	4,642
9,153	43,122	180,074	10,720
6,054	26,564	113,177	5,625
13,059	19,633	29,746	4,552
16,374	164,662	849,497	14,121
6,479	21,902	87,505	9,616
415,851	2,510,275	8,766,807	402,052
—	—	—	—
(26,301)	(16,934)	(53,901)	(32,780)
389,550	2,493,341	8,712,906	369,272
811,832	(673,725)	15,706,062	1,530,559

5,674,586	64,492,834	170,942,406	6,217,335
—	—	—	8,573

12,052,931	12,755,797	166,496,490	11,563,062
—	—	—	1,570
17,727,517	77,248,631	337,438,896	17,790,540
$18,539,349	$76,574,906	$353,144,958	$19,321,099

Sterling Capital Funds

Statements of Operations

For the Six Months Ended March 31, 2024 (Unaudited)

	Sterling Capital Mid Cap Relative Value Fund	Sterling Capital Real Estate Fund
Investment Income:
Interest income .	$—	$—
Dividend income	375,200	1,033,090
Foreign tax withholding	(2,101)	—
Total investment income	373,099	1,033,090
Expenses:
Investment advisory fees (See Note 4)	130,032	191,458
Administration fees (See Note 4)	20,997	32,255
Distribution fees - Class A Shares (See Note 4)	442	664
Distribution fees - Class C Shares (See Note 4)	18	571
Compliance service fees (See Note 4)	595	785
Trustee fees	3,894	6,370
Accounting and out-of-pocket fees	1,689	2,055
Audit fees	1,886	3,061
Custodian fees	1,131	1,722
Fund accounting fees (See Note 4)	1,625	2,497
Interest expense (See Note 8)	—	—
Legal fees	4,001	6,317
Printing fees	2,384	4,330
Registration fees . . . . . .	8,946	12,593
Transfer agent fees (See Note 4)	8,749	23,898
Other fees	3,211	4,520
Total expenses before waivers	189,600	293,096
Less expenses waived by the Investment Advisor (See Note 4)	—	—
Less expenses waived by the Administrator (See Note 4)	—	(243)
Net expenses	189,600	292,853
Net investment income	183,499	740,237
Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments . .	3,162,645	3,203,137
Change in unrealized appreciation/depreciation on:
Investments . .	5,058,759	5,607,740
Total realized and unrealized gain	8,221,404	8,810,877
Change in net assets from operations	$8,404,903	$9,551,114

See accompanying Notes to the Financial Statements.

Sterling Capital Small Cap Value Fund	Sterling Capital Ultra Short Bond Fund	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund
$—	$742,769	$1,847,781	$266,895	$29,752,179
2,060,183	32,138	35,274	3,511	811,796
—	—	—	—	—
2,060,183	774,907	1,883,055	270,406	30,563,975
971,742	30,125	78,934	26,968	1,703,559
125,557	14,596	38,315	8,165	659,658
3,431	6,960	3,859	3,255	59,974
2,156	—	652	586	14,644
2,465	483	1,041	379	9,482
27,584	2,608	10,596	1,442	88,995
6,273	10,612	13,611	6,267	40,924
13,618	1,217	5,181	686	42,114
7,290	754	3,166	419	27,390
9,717	1,129	2,960	632	51,107
1,857	—	6,405	—	252
25,949	2,751	9,727	1,494	110,408
20,136	1,515	6,500	861	56,093
14,608	13,748	17,328	5,468	45,825
147,440	4,595	37,397	2,877	388,391
14,289	2,049	6,098	1,864	44,345
1,394,112	93,142	241,770	61,363	3,343,161
(26,131)	(37,603)	(47,057)	(15,587)	(178,143)
(3,261)	—	(6,275)	—	(170,638)
1,364,720	55,539	188,438	45,776	2,994,380
695,463	719,368	1,694,617	224,630	27,569,595

38,243,457	18,660	(643,409)	(21,497)	(23,683,663)

9,578,120	188,248	2,103,971	566,383	80,509,693
47,821,577	206,908	1,460,562	544,886	56,826,030
$48,517,040	$926,276	$3,155,179	$769,516	$84,395,625

Sterling Capital Funds

Statements of Operations

For the Six Months Ended March 31, 2024 (Unaudited)

	Sterling Capital Long Duration Corporate Bond Fund	Sterling Capital Quality Income Fund
Investment Income:
Interest income	$848,462	$1,718,278
Dividend income	10,753	—
Total investment income	859,215	1,718,278
Expenses:
Investment advisory fees (See Note 4)	42,129	155,064
Administration fees (See Note 4)	16,320	42,935
Distribution fees - Class A Shares (See Note 4)	407	38
Distribution fees - Class C Shares (See Note 4)	13	14
Compliance service fees (See Note 4)	489	929
Trustee fees	2,400	7,131
Accounting and out-of-pocket fees	14,680	19,403
Audit fees	1,094	3,344
Custodian fees	775	2,200
Fund accounting fees (See Note 4)	1,264	3,323
Interest expense (See Note 8)	—	—
Legal fees	3,026	8,647
Printing fees	1,253	3,877
Registration fees	9,164	7,416
Transfer agent fees (See Note 4)	3,453	9,932
Other fees	2,805	4,845
Total expenses before waivers	99,272	269,098
Less expenses waived by the Investment Advisor (See Note 4)	(22,453)	(19,169)
Less expenses waived by the Administrator (See Note 4)	(15,330)	—
Net expenses	61,489	249,929
Net investment income	797,726	1,468,349
Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(479,700)	(638,554)
Change in unrealized appreciation/depreciation on:
Investments	3,407,300	4,148,385
Total realized and unrealized gain	2,927,600	3,509,831
Change in net assets from operations	$3,725,326	$4,978,180

See accompanying Notes to the Financial Statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund	Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund
$1,945,972	$500,640	$808,417	$1,304,417
77,092	20,556	—	—
2,023,064	521,196	808,417	1,304,417

228,041	56,460	96,070	135,054
63,146	15,640	26,615	37,405
27,976	7,971	13,838	25,792
4,846	1,367	27	9
1,308	519	733	888
12,385	3,234	6,176	7,319
9,302	4,415	5,451	6,550
5,915	1,543	3,010	3,490
3,445	888	1,586	2,055
4,887	1,210	2,059	2,894
64	8	—	26
11,888	3,151	5,843	7,506
7,364	2,046	3,726	4,246
10,133	6,128	7,581	10,690
25,522	6,876	10,283	11,760
7,005	2,594	4,030	4,645
423,227	114,050	187,028	260,329
—	(3,304)	—	—
—	—	—	—
423,227	110,746	187,028	260,329
1,599,837	410,450	621,389	1,044,088

(581,891)	(387,232)	(620,382)	(320,628)

6,174,452	1,671,624	2,887,405	3,464,280
5,592,561	1,284,392	2,267,023	3,143,652
$7,192,398	$1,694,842	$2,888,412	$4,187,740

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Behavioral Large Cap Value Equity Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Investment Activities:
Operations:
Net investment income (loss)	$295,971	$502,228
Net realized gain (loss)	1,236,974	616,669
Change in unrealized appreciation/depreciation	5,700,055	3,500,559
Change in net assets from operations	7,233,000	4,619,456
Distributions to Shareholders:
Income distribution:
Class A	(269,580)	(500,061)
Class C	(1,774)	(2,993)
Institutional Class	(15,728)	(30,123)
Class R6	(3,797)	(7,382)
Change in net assets from shareholder distributions	(290,879)	(540,559)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(1,359,779)	(1,401,553)
Change in net assets	5,582,342	2,677,344
Net Assets:
Beginning of period	30,562,805	27,885,461
End of period	$36,145,147	$30,562,805

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Value Fund		Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund
For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
$151,662	$263,752	$811,832	$2,208,306	$(673,725)	$(1,463,081)
3,003,153	3,474,632	5,674,586	(21,401)	64,492,834	79,277,344
4,813,113	2,593,820	12,052,931	8,721,068	12,755,797	5,111,423
7,967,928	6,332,204	18,539,349	10,907,973	76,574,906	82,925,686

(1,334,512)	(3,067,418)	(74,043)	(62,185)	(48,470,651)	(21,815,525)
(33,683)	(101,527)	(549)	(89)	(5,349,947)	(3,031,376)
(2,020,317)	(4,879,982)	(77,791)	(131,693)	(14,997,857)	(10,387,547)
(27,483)	(79,347)	(1,055,196)	(1,655,217)	(6,123,350)	(3,204,690)
(3,415,995)	(8,128,274)	(1,207,579)	(1,849,184)	(74,941,805)	(38,439,138)

2,183,796	370,972	(3,576,030)	45,403,164	(21,963,801)	(74,760,160)
6,735,729	(1,425,098)	13,755,740	54,461,953	(20,330,700)	(30,273,612)

45,544,072	46,969,170	90,254,108	35,792,155	464,221,801	494,495,413
$52,279,801	$45,544,072	$104,009,848	$90,254,108	$443,891,101	$464,221,801

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Equity Income Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Investment Activities:
Operations:
Net investment income	$15,706,062	$31,286,309
Net realized gain	170,942,406	180,698,775
Change in unrealized appreciation/depreciation	166,496,490	49,418,026
Change in net assets from operations	353,144,958	261,403,110
Distributions to Shareholders:
Income distribution:
Class A	(37,559,127)	(35,207,532)
Class C	(5,659,221)	(4,998,216)
Institutional Class	(113,617,822)	(124,192,935)
Class R6	(8,848,725)	(9,084,244)
Change in net assets from shareholder distributions	(165,684,895)	(173,482,927)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(62,411,695)	(221,342,653)
Change in net assets	125,048,368	(133,422,470)
Net Assets:
Beginning of period	1,881,039,047	2,014,461,517
End of period	$2,006,087,415	$1,881,039,047

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral International Equity Fund		Sterling Capital Mid Cap Relative Value Fund
For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
$1,530,559	$4,381,209	$183,499	$408,092
6,225,908	5,416,870	3,162,645	3,980,908
11,564,632	23,304,355	5,058,759	2,414,630
19,321,099	33,102,434	8,404,903	6,803,630

(18,149)	(11,319)	(49,762)	(64,334)
(972)	(216)	(399)	(513)
(37,616)	(17,962)	(5,094,498)	(7,178,386)
(6,014,544)	(3,663,801)	-	-
(6,071,281)	(3,693,298)	(5,144,659)	(7,243,233)

6,050,314	(11,455,991)	(1,774,787)	(1,519,703)
19,300,132	17,953,145	1,485,457	(1,959,306)

116,316,199	98,363,054	43,479,492	45,438,798
$135,616,331	$116,316,199	$44,964,949	$43,479,492

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Real Estate Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Investment Activities:
Operations:
Net investment income	$740,237	$1,525,796
Net realized gain (loss)	3,203,137	4,123,735
Change in unrealized appreciation/depreciation	5,607,740	(4,241,006)
Change in net assets from operations	9,551,114	1,408,525
Distributions to Shareholders:
Income distribution:
Class A	(34,436)	(54,431)
Class C	(6,991)	(9,581)
Institutional Class	(4,312,943)	(6,079,027)
Class R6	(31,299)	(60,933)
Change in net assets from shareholder distributions	(4,385,669)	(6,203,972)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(1,371,057)	(5,609,321)
Change in net assets	3,794,388	(10,404,768)
Net Assets:
Beginning of period	64,281,276	74,686,044
End of period	$68,075,664	$64,281,276

See accompanying Notes to the Financial Statements.

Sterling Capital Small Cap Value Fund		Sterling Capital Ultra Short Bond Fund
For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
$695,463	$1,626,307	$719,368	$1,054,385
38,243,457	88,086,506	18,660	(36,397)
9,578,120	(38,439,825)	188,248	525,824
48,517,040	51,272,988	926,276	1,543,812

(830,752)	(561,313)	(126,844)	(262,277)
(135,464)	(82,031)	-	-
(77,402,734)	(76,098,395)	(590,862)	(875,649)
(1,738,566)	(1,534,096)	-	-
(80,107,516)	(78,275,835)	(717,706)	(1,137,926)

28,524,062	(58,556,692)	(1,797,489)	1,517,221
(3,066,414)	(85,559,539)	(1,588,919)	1,923,107

271,180,424	356,739,963	29,278,034	27,354,927
$268,114,010	$271,180,424	$27,689,115	$29,278,034

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Short Duration Bond Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Investment Activities:
Operations:
Net investment income	$1,694,617	$4,221,906
Net realized (loss)	(643,409)	(2,227,527)
Change in unrealized appreciation/depreciation	2,103,971	3,049,062
Change in net assets from operations	3,155,179	5,043,441
Distributions to Shareholders:
Income distribution:
Class A	(63,583)	(96,932)
Class C	(2,118)	(6,702)
Institutional Class	(1,342,307)	(3,325,550)
Class R6	(300,872)	(488,093)
Change in net assets from shareholder distributions	(1,708,880)	(3,917,277)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(50,658,376)	(1,643,630)
Change in net assets	(49,212,077)	(517,466)
Net Assets:
Beginning of period	103,951,122	104,468,588
End of period	$54,739,045	$103,951,122

See accompanying Notes to the Financial Statements.

Sterling Capital Intermediate U.S. Government Fund		Sterling Capital Total Return Bond Fund
For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
$224,630	$354,824	$27,569,595	$33,656,778
(21,497)	(96,205)	(23,683,663)	(40,413,781)
566,383	(134,394)	80,509,693	15,775,118
769,516	124,225	84,395,625	9,018,115

(41,341)	(68,040)	(887,653)	(1,498,338)
(1,408)	(2,275)	(43,096)	(73,772)
(241,932)	(377,519)	(19,164,301)	(24,379,270)
-	-	(6,927,893)	(8,620,123)
(284,681)	(447,834)	(27,022,943)	(34,571,503)

142,758	105,182	388,186,749	(29,410,288)
627,593	(218,427)	445,559,431	(54,963,676)

16,495,847	16,714,274	1,008,516,009	1,063,479,685
$17,123,440	$16,495,847	$1,454,075,440	$1,008,516,009

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Long Duration Corporate Bond Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Investment Activities:
Operations:
Net investment income	$797,726	$1,259,007
Net realized (loss)	(479,700)	(1,369,799)
Change in unrealized appreciation/depreciation	3,407,300	18,537
Change in net assets from operations	3,725,326	(92,255)
Distributions to Shareholders:
Income distribution:
Class A	(7,166)	(17,085)
Class C	(47)	(88)
Institutional Class	(12,418)	(16,776)
Class R6	(778,920)	(1,227,995)
Change in net assets from shareholder distributions	(798,551)	(1,261,944)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	920,815	9,444,642
Change in net assets	3,847,590	8,090,443
Net Assets:
Beginning of period	31,177,813	23,087,370
End of period	$35,025,403	$31,177,813

See accompanying Notes to the Financial Statements.

Sterling Capital Quality Income Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
$1,468,349	$2,377,083	$1,599,837	$3,160,457
(638,554)	(284,289)	(581,891)	(1,664,313)
4,148,385	(1,950,595)	6,174,452	751,162
4,978,180	142,199	7,192,398	2,247,306

(492)	(880)	(252,422)	(469,880)
(36)	(58)	(7,290)	(13,514)
(1,537,912)	(2,499,050)	(1,340,126)	(2,677,063)
-	-	-	-
(1,538,440)	(2,499,988)	(1,599,838)	(3,160,457)

(2,430,208)	12,111,363	(8,312,643)	(17,394,662)
1,009,532	9,753,574	(2,720,083)	(18,307,813)

88,039,966	78,286,392	134,236,933	152,544,746
$89,049,498	$88,039,966	$131,516,850	$134,236,933

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital South Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Investment Activities:
Operations:
Net investment income	$410,450	$788,893
Net realized (loss)	(387,232)	(703,509)
Change in unrealized appreciation/depreciation	1,671,624	460,221
Change in net assets from operations	1,694,842	545,605
Distributions to Shareholders:
Income distribution:
Class A	(75,046)	(135,550)
Class C	(2,197)	(3,836)
Institutional Class	(333,207)	(649,506)
Change in net assets from shareholder distributions	(410,450)	(788,892)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(5,639,780)	(6,079,786)
Change in net assets	(4,355,388)	(6,323,073)
Net Assets:
Beginning of period	35,386,985	41,710,058
End of period	$31,031,597	$35,386,985

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
$621,389	$1,436,351	$1,044,088	$1,992,792
(620,382)	(714,687)	(320,628)	(1,503,912)
2,887,405	581,974	3,464,280	657,730
2,888,412	1,303,638	4,187,740	1,146,610

(114,282)	(229,106)	(260,253)	(471,650)
(40)	(151)	(17)	(158)
(507,067)	(1,207,094)	(783,818)	(1,520,984)
(621,389)	(1,436,351)	(1,044,088)	(1,992,792)

(13,015,295)	(18,739,172)	(12,977,016)	(6,506,623)
(10,748,272)	(18,871,885)	(9,833,364)	(7,352,805)

62,272,761	81,144,646	79,790,631	87,143,436
$51,524,489	$62,272,761	$69,957,267	$79,790,631

Sterling Capital Funds

Financial Highlights, Class A Shares

March 31, 2024 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2024 (Unaudited)	$23.10	0.23	5.45	5.68	(0.23)	—	—	(0.23)
Year Ended September 30, 2023	$20.19	0.37	2.94	3.31	(0.40)	—	—	(0.40)
Year Ended September 30, 2022	$22.75	0.40	(2.60)	(2.20)	(0.36)	—	—	(0.36)
Year Ended September 30, 2021	$16.72	0.03	6.21	6.24	(0.04)	—	(0.17)	(0.21)
Year Ended September 30, 2020	$19.49	0.36	(2.07)	(1.71)	(0.48)	(0.58)	—	(1.06)
Year Ended September 30, 2019	$22.30	0.39	(1.07)	(0.68)	(0.38)	(1.75)	—	(2.13)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2024 (Unaudited)	$14.47	0.04	2.44	2.48	(0.06)	(1.05)	—	(1.11)
Year Ended September 30, 2023	$15.21	0.06	1.95	2.01	(0.03)	(2.72)	—	(2.75)
Year Ended September 30, 2022	$20.01	0.02	(3.18)	(3.16)	—	(1.64)	—	(1.64)
Year Ended September 30, 2021	$13.99	(0.02)	6.07	6.05	(0.03)	—	—	(0.03)
Year Ended September 30, 2020	$16.10	0.02	(0.80)	(0.78)	(0.20)	(1.13)	—	(1.33)
Year Ended September 30, 2019	$19.08	0.05	(0.77)	(0.72)	—	(2.26)	—	(2.26)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2024 (Unaudited)	$16.98	0.13	3.48	3.61	(0.23)	—	—	(0.23)
Year Ended September 30, 2023	$15.12	0.26	1.78	2.04	(0.18)	—	—	(0.18)
Year Ended September 30, 2022	$19.37	0.17	(2.45)	(2.28)	(0.15)	(1.82)	—	(1.97)
Year Ended September 30, 2021	$11.83	0.11	7.53	7.64	(0.10)	—	—	(0.10)
Year Ended September 30, 2020	$14.54	0.10	(2.67)	(2.57)	(0.14)	—	—	(0.14)
Year Ended September 30, 2019	$18.65	0.17	(2.07)	(1.90)	(0.23)	(1.98)	—	(2.21)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2024 (Unaudited)	$26.08	(0.05)	4.52	4.47	—	(4.79)	—	(4.79)
Year Ended September 30, 2023	$23.95	(0.09)	4.21	4.12	—	(1.99)	—	(1.99)
Year Ended September 30, 2022	$33.44	(0.13)	(5.25)	(5.38)	—	(4.11)	—	(4.11)
Year Ended September 30, 2021	$24.67	(0.11)	9.21	9.10	—	(0.33)	—	(0.33)
Year Ended September 30, 2020	$24.63	(0.01)	1.38	1.37	—	(1.33)	—	(1.33)
Year Ended September 30, 2019	$26.37	0.02	0.10	0.12	—	(1.86)	—	(1.86)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2024 (Unaudited)	$25.26	0.19	4.67	4.86	(0.16)	(2.14)	—	(2.30)
Year Ended September 30, 2023	$24.27	0.35	2.73	3.08	(0.35)	(1.74)	—	(2.09)
Year Ended September 30, 2022	$26.57	0.35	(1.82)	(1.47)	(0.35)	(0.48)	—	(0.83)
Year Ended September 30, 2021	$20.04	0.29	6.53	6.82	(0.29)	—	—	(0.29)
Year Ended September 30, 2020	$21.27	0.36	(0.39)	(0.03)	(0.36)	(0.84)	—	(1.20)
Year Ended September 30, 2019	$21.55	0.39	1.23	1.62	(0.38)	(1.52)	—	(1.90)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover excludes the purchases and sales of securities by the Sterling Capital SMID Opportunities Fund acquired on January 26, 2024. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$28.55	24.63%	$33,665	0.99%	1.84%	1.04%	47.38%
$23.10	16.42%	$28,454	1.09%	1.60%	1.15%	110.98%
$20.19	(9.84)%	$25,985	1.00%	1.68%	1.03%	125.15%
$22.75	37.59%	$30,870	0.88%	0.16%	1.02%	122.64%
$16.72	(9.15)%	$24,497	0.89%	2.00%	0.96%	167.34%
$19.49	(2.34)%	$28,548	0.89%	2.04%	0.89%	142.59%

$15.84	17.81%	$21,697	1.14%	0.50%	1.16%	20.72	%(d)
$14.47	13.45%	$17,911	1.16%	0.40%	1.18%	19.99%
$15.21	(17.48)%	$17,191	1.14%	0.10%	1.14%	29.05%
$20.01	43.32%	$23,421	1.12%	(0.08)%	1.15%	34.00%
$13.99	(5.76)%	$18,851	1.13%	0.13%	1.26%	28.77%
$16.10	(2.80)%	$23,013	1.18%	0.29%	1.18%	26.62%

$20.36	21.29%	$6,579	1.11%	1.43%	1.11%	35.99%
$16.98	13.50%	$5,695	1.11%	1.54%	1.11%	154.69%
$15.12	(13.50)%	$5,644	1.11%	0.90%	1.11%	70.82%
$19.37	64.73%	$7,212	1.06%	0.66%	1.06%	110.07%
$11.83	(17.84)%	$4,948	1.06%	0.81%	1.08%	119.76%
$14.54	(9.57)%	$6,599	1.05%	1.17%	1.05%	124.82%

$25.76	18.62%	$294,882	1.17%	(0.36)%	1.17%	22.94%
$26.08	17.96%	$269,413	1.16%	(0.36)%	1.16%	31.19%
$23.95	(18.91)%	$267,480	1.13%	(0.44)%	1.13%	28.06%
$33.44	37.18%	$355,673	1.11%	(0.36)%	1.12%	27.20%
$24.67	5.55%	$276,975	1.11%	(0.04)%	1.11%	17.50%
$24.63	1.21%	$322,003	1.11%	0.06%	1.11%	17.31%

$27.82	20.02%	$471,654	1.07%	1.48%	1.07%	24.57%
$25.26	12.55%	$418,725	1.07%	1.34%	1.07%	39.43%
$24.27	(5.85)%	$411,766	1.04%	1.29%	1.04%	31.23%
$26.57	34.11%	$460,034	1.03%	1.15%	1.04%	13.00%
$20.04	(0.10)%	$320,255	1.03%	1.79%	1.03%	33.60%
$21.27	8.48%	$338,293	1.02%	1.92%	1.02%	23.20%

Sterling Capital Funds

Financial Highlights, Class A Shares

March 31, 2024 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2024 (Unaudited)	$9.13	0.09	1.38	1.47	(0.45)	—	—	(0.45)
Year Ended September 30, 2023	$7.09	0.29	1.99	2.28	(0.24)	—	—	(0.24)
Year Ended September 30, 2022	$9.80	0.36	(2.64)	(2.28)	(0.43)	—	—	(0.43)
Year Ended September 30, 2021	$8.14	0.26	1.62	1.88	(0.22)	—	—	(0.22)
Year Ended September 30, 2020	$9.48	0.24	(1.30)	(1.06)	(0.28)	—	—	(0.28)
Year Ended September 30, 2019	$11.17	0.31	(1.31)	(1.00)	(0.29)	(0.40)	—	(0.69)
Sterling Capital Mid Cap Relative Value Fund
Six Months Ended March 31, 2024 (Unaudited)	$60.94	0.19	11.73	11.92	(0.25)	(7.01)	—	(7.26)
Year Ended September 30, 2023	$62.45	0.40	8.65	9.05	(0.39)	(10.17)	—	(10.56)
Year Ended September 30, 2022	$78.45	0.39	(10.09)	(9.70)	(0.33)	(5.97)	—	(6.30)
Year Ended September 30, 2021	$58.67	0.28	19.97	20.25	(0.24)	(0.23)	—	(0.47)
Year Ended September 30, 2020	$64.04	0.25	(3.65)	(3.40)	(0.46)	(1.51)	—	(1.97)
Year Ended September 30, 2019	$68.74	0.30	0.17	0.47	(0.15)	(5.02)	—	(5.17)
Sterling Capital Real Estate Fund
Six Months Ended March 31, 2024 (Unaudited)	$32.35	0.34	4.62	4.96	(0.20)	(2.09)	—	(2.29)
Year Ended September 30, 2023	$34.86	0.64	(0.25)	0.39	(0.67)	(2.23)	—	(2.90)
Year Ended September 30, 2022	$46.09	0.27	(7.99)	(7.72)	(0.52)	(2.99)	—	(3.51)
Year Ended September 30, 2021	$36.61	0.35	10.46	10.81	(0.51)	(0.82)	—	(1.33)
Year Ended September 30, 2020	$42.28	0.25	(3.72)	(3.47)	(0.68)	(1.52)	—	(2.20)
Year Ended September 30, 2019	$37.57	0.75	5.98	6.73	(0.78)	(1.24)	—	(2.02)
Sterling Capital Small Cap Value Fund
Six Months Ended March 31, 2024 (Unaudited)	$52.17	0.07	8.64	8.71	(0.13)	(16.20)	—	(16.33)
Year Ended September 30, 2023	$57.67	0.16	8.11	8.27	(0.09)	(13.68)	—	(13.77)
Year Ended September 30, 2022	$83.01	0.09	(8.16)	(8.07)	—	(17.27)	—	(17.27)
Year Ended September 30, 2021	$63.67	(0.01)	30.82	30.81	(0.25)	(11.22)	—	(11.47)
Year Ended September 30, 2020	$78.00	0.25	(9.36)	(9.11)	(0.29)	(4.93)	—	(5.22)
Year Ended September 30, 2019	$88.73	0.32	(5.00)	(4.68)	(0.15)	(5.90)	—	(6.05)
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2024 (Unaudited)	$9.68	0.22	0.07	0.29	(0.22)	—	—	(0.22)
Year Ended September 30, 2023	$9.55	0.31	0.16	0.47	(0.34)	—	—	(0.34)
Year Ended September 30, 2022	$9.78	0.08	(0.19)	(0.11)	(0.12)	—	—	(0.12)
Year Ended September 30, 2021	$9.82	0.08	(0.02)	0.06	(0.10)	—	—	(0.10)
Year Ended September 30, 2020	$9.78	0.17	0.04	0.21	(0.17)	—	—	(0.17)
Year Ended September 30, 2019	$9.75	0.23	0.03	0.26	(0.23)	—	—	(0.23)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$10.15	16.42%	$356	0.90%	1.97%	0.90%	41.78%
$9.13	32.53%	$369	0.92%	3.26%	0.92%	86.05%
$7.09	(24.40)%	$308	0.91%	3.99%	0.92%	103.20%
$9.80	23.46%	$490	0.92%	2.73%	0.98%	158.16%
$8.14	(11.76)%	$426	0.88%	2.81%	1.08%	164.02%
$9.48	(8.72)%	$537	0.94%	3.16%	1.14%	97.74%

$65.60	20.95%	$285	1.12%	0.63%	1.12%	0.76%
$60.94	14.75%	$460	1.12%	0.65%	1.12%	4.89%
$62.45	(13.89)%	$380	1.10%	0.53%	1.10%	7.94%
$78.45	34.65%	$369	1.10%	0.38%	1.11%	8.23%
$58.67	(5.63)%	$145	1.16%	0.42%	1.19%	9.21%
$64.04	1.72%	$126	1.20%	0.50%	1.20%	6.75%

$35.02	15.39%	$532	1.13%	2.02%	1.13%	4.51%
$32.35	0.70%	$543	1.12%	1.81%	1.12%	6.06%
$34.86	(18.60)%	$670	1.07%	0.60%	1.07%	12.58%
$46.09	30.08%	$719	1.05%	0.82%	1.05%	12.68%
$36.61	(8.33)%	$537	1.08%	0.67%	1.08%	19.58%
$42.28	18.76%	$800	1.07%	1.92%	1.07%	14.56%

$44.55	20.10%	$2,952	1.30%	0.30%	1.32%	2.58%
$52.17	15.05%	$2,656	1.28%	0.29%	1.30%	0.77%
$57.67	(14.14)%	$2,464	1.25%	0.13%	1.25%	5.26%
$83.01	52.43%	$3,468	1.23%	(0.01)%	1.26%	6.15%
$63.67	(12.81)%	$2,048	1.25%	0.37%	1.33%	8.33%
$78.00	(4.79)%	$2,775	1.28%	0.42%	1.33%	8.60%

$9.75	3.04%	$5,161	0.57%	4.57%	0.82%	29.91%
$9.68	4.97%	$5,756	0.52%	3.26%	0.82%	45.10%
$9.55	(1.07)%	$7,090	0.52%	0.87%	0.75%	50.11%
$9.78	0.51%	$7,219	0.53%	0.82%	0.75%	48.71%
$9.82	2.20%	$2,675	0.63%	1.73%	0.81%	43.45%
$9.78	2.70%	$2,219	0.68%	2.39%	0.79%	103.69%

Sterling Capital Funds

Financial Highlights, Class A Shares

March 31, 2024 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2024 (Unaudited)	$8.14	0.17	0.14	0.31	(0.17)	—	—	(0.17)
Year Ended September 30, 2023	$8.08	0.25	0.04	0.29	(0.23)	—	—	(0.23)
Year Ended September 30, 2022	$8.68	0.08	(0.51)	(0.43)	(0.17)	—	—	(0.17)
Year Ended September 30, 2021	$8.78	0.10	(0.02)	0.08	(0.18)	—	—	(0.18)
Year Ended September 30, 2020	$8.65	0.17	0.16	0.33	(0.20)	—	—	(0.20)
Year Ended September 30, 2019	$8.52	0.21	0.15	0.36	(0.23)	—	—	(0.23)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2024 (Unaudited)	$8.34	0.10	0.28	0.38	(0.13)	—	—	(0.13)
Year Ended September 30, 2023	$8.51	0.16	(0.12)	0.04	(0.21)	—	—	(0.21)
Year Ended September 30, 2022	$9.78	0.08	(1.15)	(1.07)	(0.20)	—	—	(0.20)
Year Ended September 30, 2021	$10.13	0.06	(0.18)	(0.12)	(0.23)	—	—	(0.23)
Year Ended September 30, 2020	$9.92	0.17	0.29	0.46	(0.25)	—	—	(0.25)
Year Ended September 30, 2019	$9.48	0.21	0.47	0.68	(0.24)	—	—	(0.24)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2024 (Unaudited)	$8.87	0.17	0.38	0.55	(0.17)	—	—	(0.17)
Year Ended September 30, 2023	$9.11	0.28	(0.24)	0.04	(0.28)	—	—	(0.28)
Year Ended September 30, 2022	$11.04	0.18	(1.80)	(1.62)	(0.22)	(0.09)	—	(0.31)
Year Ended September 30, 2021	$11.38	0.17	(0.12)	0.05	(0.24)	(0.15)	—	(0.39)
Year Ended September 30, 2020	$10.88	0.24	0.55	0.79	(0.29)	— (d)	—	(0.29)
Year Ended September 30, 2019	$10.20	0.30	0.69	0.99	(0.31)	—	—	(0.31)
Sterling Capital Long Duration Corporate Bond Fund
Six Months Ended March 31, 2024 (Unaudited)	$6.45	0.15	0.59	0.74	(0.15)	—	—	(0.15)
Year Ended September 30, 2023	$6.63	0.28	(0.17)	0.11	(0.29)	—	—	(0.29)
Year Ended September 30, 2022	$10.51	0.25	(2.85)	(2.60)	(0.25)	(1.03)	—	(1.28)
Year Ended September 30, 2021	$10.78	0.25	0.03	0.28	(0.25)	(0.30)	—	(0.55)
Year Ended September 30, 2020	$10.38	0.27	0.40	0.67	(0.27)	—	—	(0.27)
Year Ended September 30, 2019	$9.81	0.30	0.57	0.87	(0.30)	—	—	(0.30)
Sterling Capital Quality Income Fund
Six Months Ended March 31, 2024 (Unaudited)	$8.56	0.13	0.34	0.47	(0.14)	—	—	(0.14)
Year Ended September 30, 2023	$8.78	0.23	(0.21)	0.02	(0.24)	—	—	(0.24)
Year Ended September 30, 2022	$10.04	0.14	(1.23)	(1.09)	(0.17)	—	—	(0.17)
Year Ended September 30, 2021	$10.25	0.13	(0.15)	(0.02)	(0.19)	—	—	(0.19)
Year Ended September 30, 2020	$10.09	0.21	0.20	0.41	(0.25)	—	—	(0.25)
Year Ended September 30, 2019	$9.60	0.28	0.49	0.77	(0.28)	—	—	(0.28)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$8.28	3.83%	$3,014	0.74%	4.09%	0.86%	36.06%
$8.14	3.62%	$3,228	0.70%	3.02%	0.73%	98.01%
$8.08	(5.02)%	$3,665	0.73%	0.94%	0.73%	76.98%
$8.68	0.94%	$4,419	0.68%	1.15%	0.71%	39.26%
$8.78	3.86%	$4,260	0.67%	1.93%	0.77%	64.69%
$8.65	4.29%	$3,197	0.68%	2.44%	0.78%	78.58%

$8.59	4.63%	$2,620	0.75%	2.46%	0.93%	3.47%
$8.34	0.43%	$2,550	0.75%	1.89%	0.94%	7.91%
$8.51	(11.12)%	$2,879	0.73%	0.87%	0.92%	14.18%
$9.78	(1.23)%	$3,388	0.68%	0.64%	0.86%	71.31%
$10.13	4.66%	$3,930	0.79%	1.68%	0.95%	47.36%
$9.92	7.27%	$3,531	0.81%	2.12%	0.91%	40.13%

$9.25	6.22%	$49,693	0.70%	3.78%	0.73%	30.23%
$8.87	0.41%	$46,772	0.70%	2.99%	0.76%	47.80%
$9.11	(14.94)%	$47,701	0.70%	1.75%	0.74%	47.98%
$11.04	0.44%	$60,694	0.70%	1.52%	0.75%	48.80%
$11.38	7.33%	$57,202	0.70%	2.20%	0.82%	59.59%
$10.88	9.90%	$55,513	0.70%	2.87%	0.83%	79.40%

$7.04	11.56%	$342	0.70%	4.40%	0.84%	12.32%
$6.45	1.38%	$308	0.70%	4.09%	0.89%	26.27%
$6.63	(27.78)%	$436	0.85%	2.94%	1.04%	161.62%
$10.51	2.67%	$632	0.97%	2.40%	1.16%	47.29%
$10.78	6.56%	$490	0.92%	2.57%	0.94%	52.28%
$10.38	9.01%	$498	0.93%	2.98%	0.95%	82.23%

$8.89	5.53%	$28	0.81%	3.06%	0.86%	12.98%
$8.56	0.18%	$32	0.83%	2.57%	0.88%	9.85%
$8.78	(10.93)%	$32	0.82%	1.44%	0.86%	35.18%
$10.04	(0.23)%	$29	0.82%	1.29%	0.86%	73.60%
$10.25	4.07%	$25	0.84%	2.06%	0.88%	35.96%
$10.09	8.13%	$20	0.85%	2.90%	0.89%	17.58%

Sterling Capital Funds

Financial Highlights, Class A Shares

March 31, 2024 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2024 (Unaudited)	$9.75	0.11	0.43	0.54	(0.11)	—	—	(0.11)
Year Ended September 30, 2023	$9.84	0.20	(0.09)	0.11	(0.20)	—	—	(0.20)
Year Ended September 30, 2022	$10.97	0.16	(1.13)	(0.97)	(0.16)	—	—	(0.16)
Year Ended September 30, 2021	$11.12	0.15	(0.15)	—	(0.15)	—	—	(0.15)
Year Ended September 30, 2020	$10.91	0.18	0.21	0.39	(0.18)	—	—	(0.18)
Year Ended September 30, 2019	$10.43	0.23	0.48	0.71	(0.23)	—	—	(0.23)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2024 (Unaudited)	$10.16	0.12	0.40	0.52	(0.12)	—	—	(0.12)
Year Ended September 30, 2023	$10.24	0.20	(0.08)	0.12	(0.20)	—	—	(0.20)
Year Ended September 30, 2022	$11.40	0.18	(1.16)	(0.98)	(0.18)	—	—	(0.18)
Year Ended September 30, 2021	$11.47	0.17	(0.07)	0.10	(0.17)	—	—	(0.17)
Year Ended September 30, 2020	$11.27	0.20	0.20	0.40	(0.20)	—	—	(0.20)
Year Ended September 30, 2019	$10.77	0.21	0.50	0.71	(0.21)	—	—	(0.21)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2024 (Unaudited)	$10.69	0.11	0.44	0.55	(0.11)	—	—	(0.11)
Year Ended September 30, 2023	$10.77	0.20	(0.08)	0.12	(0.20)	—	—	(0.20)
Year Ended September 30, 2022	$11.98	0.16	(1.20)	(1.04)	(0.16)	(0.01)	—	(0.17)
Year Ended September 30, 2021	$12.23	0.16	(0.22)	(0.06)	(0.16)	(0.03)	—	(0.19)
Year Ended September 30, 2020	$11.98	0.20	0.25	0.45	(0.20)	—	—	(0.20)
Year Ended September 30, 2019	$11.40	0.23	0.58	0.81	(0.23)	—	—	(0.23)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2024 (Unaudited)	$9.12	0.12	0.36	0.48	(0.12)	—	—	(0.12)
Year Ended September 30, 2023	$9.22	0.20	(0.10)	0.10	(0.20)	—	—	(0.20)
Year Ended September 30, 2022	$10.20	0.15	(0.98)	(0.83)	(0.15)	— (d)	—	(0.15)
Year Ended September 30, 2021	$10.29	0.16	(0.08)	0.08	(0.16)	(0.01)	—	(0.17)
Year Ended September 30, 2020	$10.12	0.19	0.18	0.37	(0.19)	(0.01)	—	(0.20)
Year Ended September 30, 2019	$9.72	0.22	0.42	0.64	(0.22)	(0.02)	—	(0.24)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$10.18	5.59%	$22,276	0.85%	2.26%	0.85%	15.09%
$9.75	1.08%	$22,320	0.85%	1.99%	0.85%	38.07%
$9.84	(8.92)%	$24,664	0.82%	1.52%	0.82%	50.21%
$10.97	(0.01)%	$31,234	0.80%	1.34%	0.80%	7.97%
$11.12	3.64%	$33,648	0.79%	1.68%	0.79%	17.06%
$10.91	6.84%	$38,587	0.80%	2.12%	0.80%	33.12%

$10.56	5.16%	$6,201	0.88%	2.35%	0.90%	12.32%
$10.16	1.15%	$6,369	0.87%	1.92%	0.88%	32.34%
$10.24	(8.66)%	$7,056	0.85%	1.64%	0.85%	9.94%
$11.40	0.86%	$11,204	0.81%	1.44%	0.81%	20.23%
$11.47	3.58%	$11,926	0.81%	1.76%	0.81%	4.84%
$11.27	6.62%	$12,478	0.81%	1.88%	0.81%	23.84%

$11.13	5.19%	$10,966	0.88%	2.06%	0.88%	10.63%
$10.69	1.05%	$11,272	0.86%	1.78%	0.86%	17.86%
$10.77	(8.72)%	$14,162	0.83%	1.40%	0.83%	37.23%
$11.98	(0.52)%	$17,292	0.81%	1.31%	0.81%	8.98%
$12.23	3.80%	$17,446	0.81%	1.67%	0.81%	15.44%
$11.98	7.13%	$17,795	0.81%	1.94%	0.81%	24.57%

$9.48	5.26%	$20,555	0.86%	2.52%	0.86%	7.80%
$9.12	1.07%	$20,855	0.86%	2.14%	0.86%	37.11%
$9.22	(8.18)%	$23,829	0.82%	1.54%	0.82%	18.08%
$10.20	0.72%	$27,208	0.81%	1.53%	0.81%	8.56%
$10.29	3.66%	$27,866	0.81%	1.84%	0.81%	3.28%
$10.12	6.59%	$22,389	0.81%	2.18%	0.81%	33.73%

Sterling Capital Funds

Financial Highlights, Class C Shares

March 31, 2024 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2024 (Unaudited)	$22.19	0.13	5.22	5.35	(0.14)	—	—	(0.14)
Year Ended September 30, 2023	$19.41	0.19	2.83	3.02	(0.24)	—	—	(0.24)
Year Ended September 30, 2022	$21.88	0.21	(2.49)	(2.28)	(0.19)	—	—	(0.19)
Year Ended September 30, 2021	$16.17	(0.04)	5.92	5.88	(0.03)	—	(0.14)	(0.17)
Year Ended September 30, 2020	$18.88	0.21	(1.99)	(1.78)	(0.35)	(0.58)	—	(0.93)
Year Ended September 30, 2019	$21.67	0.24	(1.04)	(0.80)	(0.24)	(1.75)	—	(1.99)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2024 (Unaudited)	$11.36	(0.01)	1.90	1.89	—	(1.05)	—	(1.05)
Year Ended September 30, 2023	$12.52	(0.04)	1.60	1.56	—	(2.72)	—	(2.72)
Year Ended September 30, 2022	$16.86	(0.11)	(2.59)	(2.70)	—	(1.64)	—	(1.64)
Year Ended September 30, 2021	$11.85	(0.13)	5.14	5.01	—	—	—	—
Year Ended September 30, 2020	$13.83	(0.07)	(0.68)	(0.75)	(0.10)	(1.13)	—	(1.23)
Year Ended September 30, 2019	$16.86	(0.07)	(0.70)	(0.77)	—	(2.26)	—	(2.26)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2024 (Unaudited)	$16.10	0.05	3.30	3.35	(0.21)	—	—	(0.21)
Year Ended September 30, 2023	$14.33	0.13	1.69	1.82	(0.05)	—	—	(0.05)
Year Ended September 30, 2022	$18.46	0.03	(2.34)	(2.31)	—	(1.82)	—	(1.82)
Year Ended September 30, 2021	$11.28	0.01	7.17	7.18	—	—	—	—
Year Ended September 30, 2020	$13.94	0.01	(2.56)	(2.55)	(0.11)	—	—	(0.11)
Year Ended September 30, 2019	$17.89	0.06	(1.98)	(1.92)	(0.05)	(1.98)	—	(2.03)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2024 (Unaudited)	$19.02	(0.10)	3.19	3.09	—	(4.79)	—	(4.79)
Year Ended September 30, 2023	$18.09	(0.21)	3.13	2.92	—	(1.99)	—	(1.99)
Year Ended September 30, 2022	$26.39	(0.27)	(3.92)	(4.19)	—	(4.11)	—	(4.11)
Year Ended September 30, 2021	$19.67	(0.27)	7.32	7.05	—	(0.33)	—	(0.33)
Year Ended September 30, 2020	$20.04	(0.15)	1.11	0.96	—	(1.33)	—	(1.33)
Year Ended September 30, 2019	$21.98	(0.14)	0.06	(0.08)	—	(1.86)	—	(1.86)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2024 (Unaudited)	$25.00	0.09	4.62	4.71	(0.07)	(2.14)	—	(2.21)
Year Ended September 30, 2023	$24.04	0.15	2.70	2.85	(0.15)	(1.74)	—	(1.89)
Year Ended September 30, 2022	$26.32	0.15	(1.81)	(1.66)	(0.14)	(0.48)	—	(0.62)
Year Ended September 30, 2021	$19.83	0.10	6.47	6.57	(0.08)	—	—	(0.08)
Year Ended September 30, 2020	$21.05	0.21	(0.38)	(0.17)	(0.21)	(0.84)	—	(1.05)
Year Ended September 30, 2019	$21.34	0.24	1.21	1.45	(0.22)	(1.52)	—	(1.74)
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2024 (Unaudited)	$9.13	0.07	1.37	1.44	(0.38)	—	—	(0.38)
Year Ended September 30, 2023	$7.01	0.19	2.01	2.20	(0.08)	—	—	(0.08)
Year Ended September 30, 2022	$9.69	0.29	(2.61)	(2.32)	(0.36)	—	—	(0.36)
Year Ended September 30, 2021	$8.06	0.19	1.60	1.79	(0.16)	—	—	(0.16)
Year Ended September 30, 2020	$9.37	0.18	(1.31)	(1.13)	(0.18)	—	—	(0.18)
Year Ended September 30, 2019	$11.06	0.26	(1.33)	(1.07)	(0.22)	(0.40)	—	(0.62)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover excludes the purchases and sales of securities by the Sterling Capital SMID Opportunities Fund acquired on January 26, 2024. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$27.40	24.13%	$346	1.74%	1.09%	1.79%	47.38%
$22.19	15.57%	$280	1.84%	0.85%	1.90%	110.98%
$19.41	(10.50)%	$248	1.75%	0.93%	1.78%	125.15%
$21.88	36.56%	$304	1.60%	(0.22)%	1.79%	122.64%
$16.17	(9.81)%	$567	1.64%	1.26%	1.71%	167.34%
$18.88	(3.08)%	$634	1.64%	1.29%	1.64%	142.59%

$12.20	17.42%	$387	1.89%	(0.23)%	1.91%	20.72	%(d)
$11.36	12.57%	$379	1.91%	(0.35)%	1.93%	19.99%
$12.52	(18.06)%	$473	1.88%	(0.67)%	1.88%	29.05%
$16.86	42.28%	$1,101	1.87%	(0.85)%	1.90%	34.00%
$11.85	(6.46)%	$1,584	1.88%	(0.61)%	2.02%	28.77%
$13.83	(3.52)%	$2,826	1.93%	(0.46)%	1.93%	26.62%

$19.24	20.83%	$50	1.86%	0.57%	1.86%	35.99%
$16.10	12.70%	$28	1.86%	0.79%	1.86%	154.69%
$14.33	(14.19)%	$29	1.85%	0.19%	1.85%	70.82%
$18.46	63.65%	$38	1.82%	0.04%	1.82%	110.07%
$11.28	(18.47)%	$100	1.81%	0.05%	1.83%	119.76%
$13.94	(10.28)%	$150	1.80%	0.43%	1.80%	124.82%

$17.32	18.23%	$20,110	1.92%	(1.10)%	1.92%	22.94%
$19.02	17.07%	$22,619	1.91%	(1.11)%	1.91%	31.19%
$18.09	(19.53)%	$29,566	1.88%	(1.19)%	1.88%	28.06%
$26.39	36.19%	$52,182	1.86%	(1.11)%	1.87%	27.20%
$19.67	4.73%	$60,777	1.86%	(0.79)%	1.86%	17.50%
$20.04	0.48%	$83,451	1.86%	(0.71)%	1.86%	17.31%

$27.50	19.57%	$72,535	1.82%	0.73%	1.82%	24.57%
$25.00	11.71%	$64,849	1.82%	0.60%	1.82%	39.43%
$24.04	(6.57)%	$64,899	1.79%	0.54%	1.79%	31.23%
$26.32	33.15%	$81,338	1.78%	0.42%	1.79%	13.00%
$19.83	(0.85)%	$119,475	1.77%	1.04%	1.78%	33.60%
$21.05	7.66%	$158,353	1.77%	1.17%	1.77%	23.20%

$10.19	16.05%	$27	1.63%	1.43%	1.63%	41.78%
$9.13	31.56%	$23	1.66%	2.25%	1.66%	86.05%
$7.01	(24.92)%	$41	1.67%	3.27%	1.67%	103.20%
$9.69	22.44%	$54	1.67%	1.99%	1.73%	158.16%
$8.06	(12.41)%	$44	1.63%	2.03%	1.83%	164.02%
$9.37	(9.44)%	$63	1.69%	2.68%	1.89%	97.74%

Sterling Capital Funds

Financial Highlights, Class C Shares

March 31, 2024 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Mid Cap Relative Value Fund
Six Months Ended March 31, 2024 (Unaudited)	$58.68	(0.01)	11.27	11.26	—	(7.01)	—	(7.01)
Year Ended September 30, 2023	$60.48	(0.01)	8.38	8.37	—	(10.17)	—	(10.17)
Year Ended September 30, 2022	$76.32	(0.08)	(9.79)	(9.87)	—	(5.97)	—	(5.97)
Year Ended September 30, 2021	$57.24	(0.17)	19.48	19.31	—	(0.23)	—	(0.23)
Year Ended September 30, 2020	$62.48	(0.12)	(3.60)	(3.72)	(0.01)	(1.51)	—	(1.52)
Year Ended September 30, 2019	$67.46	(0.12)	0.16	0.04	—	(5.02)	—	(5.02)
Sterling Capital Real Estate Fund
Six Months Ended March 31, 2024 (Unaudited)	$32.00	0.21	4.57	4.78	(0.07)	(2.09)	—	(2.16)
Year Ended September 30, 2023	$34.53	0.37	(0.25)	0.12	(0.42)	(2.23)	—	(2.65)
Year Ended September 30, 2022	$45.65	(0.06)	(7.89)	(7.95)	(0.18)	(2.99)	—	(3.17)
Year Ended September 30, 2021	$36.33	0.03	10.37	10.40	(0.26)	(0.82)	—	(1.08)
Year Ended September 30, 2020	$42.06	0.22	(3.94)	(3.72)	(0.49)	(1.52)	—	(2.01)
Year Ended September 30, 2019	$37.40	0.42	5.99	6.41	(0.51)	(1.24)	—	(1.75)
Sterling Capital Small Cap Value Fund
Six Months Ended March 31, 2024 (Unaudited)	$47.89	(0.09)	7.78	7.69	—	(16.20)	—	(16.20)
Year Ended September 30, 2023	$54.20	(0.22)	7.59	7.37	—	(13.68)	—	(13.68)
Year Ended September 30, 2022	$79.47	(0.42)	(7.58)	(8.00)	—	(17.27)	—	(17.27)
Year Ended September 30, 2021	$61.56	(0.58)	29.71	29.13	—	(11.22)	—	(11.22)
Year Ended September 30, 2020	$75.87	(0.24)	(9.11)	(9.35)	(0.03)	(4.93)	—	(4.96)
Year Ended September 30, 2019	$86.92	(0.19)	(4.96)	(5.15)	—	(5.90)	—	(5.90)
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2024 (Unaudited)	$8.14	0.14	0.14	0.28	(0.14)	—	—	(0.14)
Year Ended September 30, 2023	$8.08	0.18	0.05	0.23	(0.17)	—	—	(0.17)
Year Ended September 30, 2022	$8.68	0.01	(0.50)	(0.49)	(0.11)	—	—	(0.11)
Year Ended September 30, 2021	$8.77	0.04	(0.01)	0.03	(0.12)	—	—	(0.12)
Year Ended September 30, 2020	$8.64	0.11	0.15	0.26	(0.13)	—	—	(0.13)
Year Ended September 30, 2019	$8.51	0.14	0.16	0.30	(0.17)	—	—	(0.17)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$62.93	20.57%	$4	1.77%	(0.04)%	1.77%	0.76%
$58.68	14.00%	$3	1.77%	(0.01)%	1.77%	4.89%
$60.48	(14.45)%	$3	1.74%	(0.11)%	1.74%	7.94%
$76.32	33.80%	$3	1.85%	(0.23)%	1.85%	8.23%
$57.24	(6.21)%	$1	1.92%	(0.20)%	1.92%	9.21%
$62.48	1.03%	$1	1.95%	(0.21)%	1.95%	6.75%

$34.62	14.95%	$116	1.88%	1.25%	1.88%	4.51%
$32.00	(0.06)%	$112	1.86%	1.05%	1.86%	6.06%
$34.53	(19.19)%	$125	1.82%	(0.14)%	1.82%	12.58%
$45.65	29.14%	$182	1.81%	0.08%	1.81%	12.68%
$36.33	(9.02)%	$192	1.83%	0.58%	1.83%	19.58%
$42.06	17.88%	$205	1.82%	1.08%	1.82%	14.56%

$39.38	19.66%	$559	2.05%	(0.46)%	2.07%	2.58%
$47.89	14.18%	$458	2.03%	(0.45)%	2.05%	0.77%
$54.20	(14.79)%	$320	2.00%	(0.63)%	2.00%	5.26%
$79.47	51.27%	$375	1.98%	(0.75)%	2.01%	6.15%
$61.56	(13.46)%	$245	2.00%	(0.35)%	2.08%	8.33%
$75.87	(5.49)%	$279	2.03%	(0.25)%	2.08%	8.60%

$8.28	3.45%	$93	1.49%	3.28%	1.61%	36.06%
$8.14	2.84%	$280	1.45%	2.23%	1.48%	98.01%
$8.08	(5.73)%	$409	1.47%	0.13%	1.47%	76.98%
$8.68	0.29%	$988	1.43%	0.40%	1.46%	39.26%
$8.77	3.09%	$893	1.42%	1.21%	1.52%	64.69%
$8.64	3.52%	$1,052	1.43%	1.68%	1.53%	78.58%

Sterling Capital Funds

Financial Highlights, Class C Shares

March 31, 2024 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2024 (Unaudited)	$8.32	0.07	0.28	0.35	(0.10)	—	—	(0.10)
Year Ended September 30, 2023	$8.49	0.10	(0.12)	(0.02)	(0.15)	—	—	(0.15)
Year Ended September 30, 2022	$9.76	0.01	(1.15)	(1.14)	(0.13)	—	—	(0.13)
Year Ended September 30, 2021	$10.11	(0.01)	(0.19)	(0.20)	(0.15)	—	—	(0.15)
Year Ended September 30, 2020	$9.91	0.09	0.28	0.37	(0.17)	—	—	(0.17)
Year Ended September 30, 2019	$9.47	0.13	0.48	0.61	(0.17)	—	—	(0.17)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2024 (Unaudited)	$8.89	0.14	0.36	0.50	(0.13)	—	—	(0.13)
Year Ended September 30, 2023	$9.12	0.21	(0.23)	(0.02)	(0.21)	—	—	(0.21)
Year Ended September 30, 2022	$11.06	0.10	(1.80)	(1.70)	(0.15)	(0.09)	—	(0.24)
Year Ended September 30, 2021	$11.40	0.09	(0.13)	(0.04)	(0.15)	(0.15)	—	(0.30)
Year Ended September 30, 2020	$10.90	0.16	0.54	0.70	(0.20)	— (d)	—	(0.20)
Year Ended September 30, 2019	$10.21	0.22	0.70	0.92	(0.23)	—	—	(0.23)
Sterling Capital Long Duration Corporate Bond Fund
Six Months Ended March 31, 2024 (Unaudited)	$6.44	0.12	0.58	0.70	(0.12)	—	—	(0.12)
Year Ended September 30, 2023	$6.61	0.23	(0.17)	0.06	(0.23)	—	—	(0.23)
Year Ended September 30, 2022	$10.49	0.17	(2.83)	(2.66)	(0.19)	(1.03)	—	(1.22)
Year Ended September 30, 2021	$10.76	0.18	0.03	0.21	(0.18)	(0.30)	—	(0.48)
Year Ended September 30, 2020	$10.36	0.19	0.40	0.59	(0.19)	—	—	(0.19)
Year Ended September 30, 2019	$9.80	0.24	0.55	0.79	(0.23)	—	—	(0.23)
Sterling Capital Quality Income Fund
Six Months Ended March 31, 2024 (Unaudited)	$8.56	0.10	0.34	0.44	(0.11)	—	—	(0.11)
Year Ended September 30, 2023	$8.78	0.16	(0.20)	(0.04)	(0.18)	—	—	(0.18)
Year Ended September 30, 2022	$10.03	0.07	(1.21)	(1.14)	(0.11)	—	—	(0.11)
Year Ended September 30, 2021	$10.24	0.06	(0.15)	(0.09)	(0.12)	—	—	(0.12)
Year Ended September 30, 2020	$10.08	0.17	0.16	0.33	(0.17)	—	—	(0.17)
Year Ended September 30, 2019	$9.60	0.21	0.48	0.69	(0.21)	—	—	(0.21)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2024 (Unaudited)	$9.74	0.08	0.43	0.51	(0.08)	—	—	(0.08)
Year Ended September 30, 2023	$9.83	0.12	(0.08)	0.04	(0.13)	—	—	(0.13)
Year Ended September 30, 2022	$10.96	0.08	(1.13)	(1.05)	(0.08)	—	—	(0.08)
Year Ended September 30, 2021	$11.12	0.07	(0.16)	(0.09)	(0.07)	—	—	(0.07)
Year Ended September 30, 2020	$10.90	0.10	0.22	0.32	(0.10)	—	—	(0.10)
Year Ended September 30, 2019	$10.42	0.15	0.48	0.63	(0.15)	—	—	(0.15)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$8.57	4.25%	$95	1.50%	1.71%	1.68%	3.47%
$8.32	(0.32)%	$123	1.50%	1.18%	1.69%	7.91%
$8.49	(11.81)%	$98	1.48%	0.12%	1.67%	14.18%
$9.76	(1.97)%	$124	1.43%	(0.11)%	1.61%	71.31%
$10.11	3.78%	$309	1.54%	0.93%	1.70%	47.36%
$9.91	6.48%	$378	1.56%	1.37%	1.66%	40.13%

$9.26	5.70%	$3,037	1.45%	3.02%	1.48%	30.23%
$8.89	(0.22)%	$2,903	1.45%	2.23%	1.51%	47.80%
$9.12	(15.64)%	$3,484	1.45%	0.98%	1.48%	47.98%
$11.06	(0.31)%	$5,378	1.45%	0.78%	1.51%	48.80%
$11.40	6.53%	$8,332	1.45%	1.44%	1.57%	59.59%
$10.90	9.17%	$8,266	1.45%	2.11%	1.58%	79.40%

$7.02	10.98%	$3	1.47%	3.61%	1.47%	12.32%
$6.44	0.78%	$2	1.45%	3.36%	1.61%	26.27%
$6.61	(28.37)%	$2	1.65%	1.92%	1.82%	161.62%
$10.49	1.98%	$3	1.72%	1.70%	1.88%	47.29%
$10.76	5.80%	$3	1.64%	1.86%	1.65%	52.28%
$10.36	8.18%	$3	1.68%	2.36%	1.68%	82.23%

$8.89	5.18%	$3	1.49%	2.39%	1.52%	12.98%
$8.56	(0.52)%	$3	1.53%	1.86%	1.55%	9.85%
$8.78	(11.45)%	$3	1.50%	0.74%	1.52%	35.18%
$10.03	(0.92)%	$3	1.57%	0.58%	1.59%	73.60%
$10.24	3.34%	$3	1.57%	1.63%	1.61%	35.96%
$10.08	7.21%	$34	1.60%	2.15%	1.64%	17.58%

$10.17	5.20%	$929	1.60%	1.50%	1.60%	15.09%
$9.74	0.32%	$966	1.60%	1.24%	1.60%	38.07%
$9.83	(9.61)%	$1,141	1.57%	0.75%	1.57%	50.21%
$10.96	(0.85)%	$1,542	1.55%	0.60%	1.55%	7.97%
$11.12	2.96%	$2,793	1.54%	0.92%	1.54%	17.06%
$10.90	6.05%	$2,878	1.55%	1.38%	1.55%	33.12%

Sterling Capital Funds

Financial Highlights, Class C Shares

March 31, 2024 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2024 (Unaudited)	$10.15	0.08	0.41	0.49	(0.08)	—	—	(0.08)
Year Ended September 30, 2023	$10.24	0.12	(0.09)	0.03	(0.12)	—	—	(0.12)
Year Ended September 30, 2022	$11.39	0.10	(1.15)	(1.05)	(0.10)	—	—	(0.10)
Year Ended September 30, 2021	$11.46	0.08	(0.07)	0.01	(0.08)	—	—	(0.08)
Year Ended September 30, 2020	$11.27	0.11	0.19	0.30	(0.11)	—	—	(0.11)
Year Ended September 30, 2019	$10.76	0.12	0.51	0.63	(0.12)	—	—	(0.12)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2024 (Unaudited)	$10.67	0.08	0.44	0.52	(0.08)	—	—	(0.08)
Year Ended September 30, 2023	$10.77	0.11	(0.09)	0.02	(0.12)	—	—	(0.12)
Year Ended September 30, 2022	$11.97	0.07	(1.18)	(1.11)	(0.08)	(0.01)	—	(0.09)
Year Ended September 30, 2021	$12.22	0.07	(0.22)	(0.15)	(0.07)	(0.03)	—	(0.10)
Year Ended September 30, 2020	$11.97	0.11	0.25	0.36	(0.11)	—	—	(0.11)
Year Ended September 30, 2019	$11.40	0.14	0.57	0.71	(0.14)	—	—	(0.14)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2024 (Unaudited)	$9.14	0.09	0.36	0.45	(0.09)	—	—	(0.09)
Year Ended September 30, 2023	$9.22	0.13	(0.07)	0.06	(0.14)	—	—	(0.14)
Year Ended September 30, 2022	$10.20	0.08	(0.98)	(0.90)	(0.08)	— (d)	—	(0.08)
Year Ended September 30, 2021	$10.30	0.09	(0.10)	(0.01)	(0.08)	(0.01)	—	(0.09)
Year Ended September 30, 2020	$10.13	0.11	0.18	0.29	(0.11)	(0.01)	—	(0.12)
Year Ended September 30, 2019	$9.72	0.14	0.43	0.57	(0.14)	(0.02)	—	(0.16)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$10.56	4.87%	$284	1.63%	1.61%	1.65%	12.32%
$10.15	0.30%	$268	1.62%	1.17%	1.63%	32.34%
$10.24	(9.27)%	$340	1.59%	0.89%	1.59%	9.94%
$11.39	0.10%	$603	1.56%	0.72%	1.56%	20.23%
$11.46	2.72%	$955	1.56%	1.01%	1.56%	4.84%
$11.27	5.93%	$978	1.56%	1.13%	1.56%	23.84%

$11.11	4.89%	$6	1.49%	1.47%	1.49%	10.63%
$10.67	0.13%	$5	1.59%	1.03%	1.59%	17.86%
$10.77	(9.32)%	$16	1.57%	0.61%	1.57%	37.23%
$11.97	(1.27)%	$57	1.57%	0.58%	1.57%	8.98%
$12.22	3.03%	$780	1.56%	0.92%	1.56%	15.44%
$11.97	6.25%	$822	1.56%	1.19%	1.56%	24.57%

$9.50	4.95%	$2	1.44%	1.95%	1.44%	7.80%
$9.14	0.62%	$2	1.57%	1.34%	1.57%	37.11%
$9.22	(8.85)%	$23	1.56%	0.82%	1.56%	18.08%
$10.20	(0.13)%	$25	1.56%	0.83%	1.56%	8.56%
$10.30	2.89%	$304	1.56%	1.10%	1.56%	3.28%
$10.13	5.90%	$335	1.56%	1.45%	1.56%	33.73%

Sterling Capital Funds

Financial Highlights, Institutional Shares

March 31, 2024 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2024 (Unaudited)	$23.28	0.26	5.50	5.76	(0.26)	—	—	(0.26)
Year Ended September 30, 2023	$20.34	0.42	2.98	3.40	(0.46)	—	—	(0.46)
Year Ended September 30, 2022	$22.96	0.46	(2.62)	(2.16)	(0.46)	—	—	(0.46)
Year Ended September 30, 2021	$16.83	0.09	6.24	6.33	(0.04)	—	(0.16)	(0.20)
Year Ended September 30, 2020	$19.62	0.41	(2.10)	(1.69)	(0.52)	(0.58)	—	(1.10)
Year Ended September 30, 2019	$22.43	0.44	(1.07)	(0.63)	(0.43)	(1.75)	—	(2.18)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2024 (Unaudited)	$14.97	0.06	2.53	2.59	(0.10)	(1.05)	—	(1.15)
Year Ended September 30, 2023	$15.65	0.10	2.02	2.12	(0.08)	(2.72)	—	(2.80)
Year Ended September 30, 2022	$20.51	0.06	(3.27)	(3.21)	(0.01)	(1.64)	—	(1.65)
Year Ended September 30, 2021	$14.33	0.03	6.22	6.25	(0.07)	—	—	(0.07)
Year Ended September 30, 2020	$16.46	0.06	(0.81)	(0.75)	(0.25)	(1.13)	—	(1.38)
Year Ended September 30, 2019	$19.42	0.08	(0.77)	(0.69)	(0.01)	(2.26)	—	(2.27)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2024 (Unaudited)	$17.15	0.16	3.50	3.66	(0.24)	—	—	(0.24)
Year Ended September 30, 2023	$15.29	0.31	1.81	2.12	(0.26)	—	—	(0.26)
Year Ended September 30, 2022	$19.58	0.22	(2.49)	(2.27)	(0.20)	(1.82)	—	(2.02)
Year Ended September 30, 2021	$11.95	0.16	7.60	7.76	(0.13)	—	—	(0.13)
Year Ended September 30, 2020	$14.66	0.13	(2.69)	(2.56)	(0.15)	—	—	(0.15)
Year Ended September 30, 2019	$18.82	0.21	(2.09)	(1.88)	(0.30)	(1.98)	—	(2.28)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2024 (Unaudited)	$28.28	(0.01)	4.93	4.92	—	(4.79)	—	(4.79)
Year Ended September 30, 2023	$25.75	(0.03)	4.55	4.52	—	(1.99)	—	(1.99)
Year Ended September 30, 2022	$35.59	(0.06)	(5.67)	(5.73)	—	(4.11)	—	(4.11)
Year Ended September 30, 2021	$26.20	(0.03)	9.79	9.76	(0.04)	(0.33)	—	(0.37)
Year Ended September 30, 2020	$26.07	0.06	1.45	1.51	(0.05)	(1.33)	—	(1.38)
Year Ended September 30, 2019	$27.73	0.08	0.12	0.20	0.00 (e)	(1.86)	—	(1.86)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2024 (Unaudited)	$25.35	0.23	4.68	4.91	(0.19)	(2.14)	—	(2.33)
Year Ended September 30, 2023	$24.35	0.41	2.74	3.15	(0.41)	(1.74)	—	(2.15)
Year Ended September 30, 2022	$26.66	0.42	(1.83)	(1.41)	(0.42)	(0.48)	—	(0.90)
Year Ended September 30, 2021	$20.10	0.35	6.56	6.91	(0.35)	—	—	(0.35)
Year Ended September 30, 2020	$21.33	0.41	(0.39)	0.02	(0.41)	(0.84)	—	(1.25)
Year Ended September 30, 2019	$21.61	0.44	1.23	1.67	(0.43)	(1.52)	—	(1.95)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Portfolio turnover excludes the purchases and sales of securities by the Sterling Capital SMID Opportunities Fund acquired on January 26, 2024. If these transactions were included, portfolio turnover would have been higher.

(e)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$28.78	24.79%	$1,722	0.74%	2.09%	0.79%	47.38%
$23.28	16.74%	$1,499	0.84%	1.83%	0.90%	110.98%
$20.34	(9.62)%	$1,652	0.75%	1.94%	0.78%	125.15%
$22.96	37.90%	$2,023	0.64%	0.42%	0.78%	122.64%
$16.83	(8.96)%	$1,949	0.64%	2.18%	0.66%	167.34%
$19.62	(2.08)%	$7,550	0.64%	2.28%	0.64%	142.59%

$16.41	17.94%	$29,760	0.89%	0.74%	0.91%	20.72	%(d)
$14.97	13.77%	$26,900	0.91%	0.66%	0.93%	19.99%
$15.65	(17.30)%	$29,189	0.88%	0.33%	0.88%	29.05%
$20.51	43.72%	$51,607	0.87%	0.17%	0.89%	34.00%
$14.33	(5.50)%	$36,835	0.89%	0.39%	1.04%	28.77%
$16.46	(2.54)%	$154,259	0.93%	0.49%	0.93%	26.62%

$20.57	21.38%	$6,458	0.86%	1.68%	0.86%	35.99%
$17.15	13.86%	$5,804	0.85%	1.79%	0.85%	154.69%
$15.29	(13.35)%	$9,788	0.85%	1.13%	0.85%	70.82%
$19.58	65.21%	$14,639	0.81%	0.89%	0.81%	110.07%
$11.95	(17.64)%	$6,820	0.80%	0.97%	0.84%	119.76%
$14.66	(9.32)%	$28,223	0.80%	1.42%	0.80%	124.82%

$28.41	18.79%	$93,743	0.92%	(0.09)%	0.92%	22.94%
$28.28	18.28%	$135,284	0.91%	(0.11)%	0.91%	31.19%
$25.75	(18.74)%	$168,110	0.89%	(0.19)%	0.89%	28.06%
$35.59	37.55%	$216,341	0.86%	(0.11)%	0.87%	27.20%
$26.20	5.79%	$170,323	0.86%	0.22%	0.86%	17.50%
$26.07	1.47%	$281,099	0.86%	0.30%	0.86%	17.31%

$27.93	20.16%	$1,347,414	0.82%	1.73%	0.82%	24.57%
$25.35	12.83%	$1,296,237	0.82%	1.59%	0.82%	39.43%
$24.35	(5.64)%	$1,468,388	0.79%	1.55%	0.79%	31.23%
$26.66	34.47%	$1,622,233	0.78%	1.40%	0.79%	13.00%
$20.10	0.15%	$1,057,722	0.77%	2.06%	0.78%	33.60%
$21.33	8.72%	$992,964	0.77%	2.17%	0.77%	23.20%

Sterling Capital Funds

Financial Highlights, Institutional Shares

March 31, 2024 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2024 (Unaudited)	$9.14	0.12	1.35	1.47	(0.47)	—	—	(0.47)
Year Ended September 30, 2023	$7.09	0.31	2.00	2.31	(0.26)	—	—	(0.26)
Year Ended September 30, 2022	$9.81	0.38	(2.65)	(2.27)	(0.45)	—	—	(0.45)
Year Ended September 30, 2021	$8.14	0.07	1.84	1.91	(0.24)	—	—	(0.24)
Year Ended September 30, 2020	$9.49	0.27	(1.32)	(1.05)	(0.30)	—	—	(0.30)
Year Ended September 30, 2019	$11.18	0.35	(1.33)	(0.98)	(0.31)	(0.40)	—	(0.71)
Sterling Capital Mid Cap Relative Value Fund
Six Months Ended March 31, 2024 (Unaudited)	$61.43	0.26	11.83	12.09	(0.50)	(7.01)	—	(7.51)
Year Ended September 30, 2023	$62.89	0.56	8.70	9.26	(0.55)	(10.17)	—	(10.72)
Year Ended September 30, 2022	$78.92	0.58	(10.16)	(9.58)	(0.48)	(5.97)	—	(6.45)
Year Ended September 30, 2021	$58.95	0.45	20.09	20.54	(0.34)	(0.23)	—	(0.57)
Year Ended September 30, 2020	$64.31	0.40	(3.64)	(3.24)	(0.61)	(1.51)	—	(2.12)
Year Ended September 30, 2019	$69.02	0.45	0.15	0.60	(0.29)	(5.02)	—	(5.31)
Sterling Capital Real Estate Fund
Six Months Ended March 31, 2024 (Unaudited)	$32.44	0.39	4.63	5.02	(0.24)	(2.09)	—	(2.33)
Year Ended September 30, 2023	$34.95	0.73	(0.25)	0.48	(0.76)	(2.23)	—	(2.99)
Year Ended September 30, 2022	$46.19	0.40	(8.03)	(7.63)	(0.62)	(2.99)	—	(3.61)
Year Ended September 30, 2021	$36.66	0.43	10.51	10.94	(0.59)	(0.82)	—	(1.41)
Year Ended September 30, 2020	$42.36	0.59	(3.97)	(3.38)	(0.80)	(1.52)	—	(2.32)
Year Ended September 30, 2019	$37.63	0.79	6.05	6.84	(0.87)	(1.24)	—	(2.11)
Sterling Capital Small Cap Value Fund
Six Months Ended March 31, 2024 (Unaudited)	$52.79	0.12	8.79	8.91	(0.23)	(16.20)	—	(16.43)
Year Ended September 30, 2023	$58.24	0.28	8.20	8.48	(0.25)	(13.68)	—	(13.93)
Year Ended September 30, 2022	$83.58	0.27	(8.25)	(7.98)	(0.09)	(17.27)	—	(17.36)
Year Ended September 30, 2021	$64.04	0.17	31.01	31.18	(0.42)	(11.22)	—	(11.64)
Year Ended September 30, 2020	$78.38	0.41	(9.36)	(8.95)	(0.46)	(4.93)	—	(5.39)
Year Ended September 30, 2019	$89.11	0.49	(5.02)	(4.53)	(0.30)	(5.90)	—	(6.20)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$10.14	16.46%	$848	0.65%	2.45%	0.65%	41.78%
$9.14	33.01%	$679	0.68%	3.53%	0.68%	86.05%
$7.09	(24.27)%	$489	0.67%	4.24%	0.67%	103.20%
$9.81	23.86%	$662	0.67%	0.85%	0.85%	158.16%
$8.14	(11.65)%	$13,670	0.63%	3.09%	0.83%	164.02%
$9.49	(8.44)%	$16,721	0.69%	3.62%	0.89%	97.74%

$66.01	21.10%	$44,676	0.87%	0.85%	0.87%	0.76%
$61.43	15.03%	$43,016	0.87%	0.90%	0.87%	4.89%
$62.89	(13.68)%	$45,055	0.84%	0.78%	0.84%	7.94%
$78.92	35.02%	$65,503	0.85%	0.60%	0.86%	8.23%
$58.95	(5.39)%	$53,847	0.91%	0.67%	0.94%	9.21%
$64.31	1.97%	$61,908	0.95%	0.73%	0.95%	6.75%

$35.13	15.54%	$66,936	0.88%	2.26%	0.88%	4.51%
$32.44	0.95%	$62,708	0.87%	2.06%	0.87%	6.06%
$34.95	(18.39)%	$73,873	0.82%	0.91%	0.82%	12.58%
$46.19	30.40%	$96,075	0.81%	1.00%	0.81%	12.68%
$36.66	(8.09)%	$85,144	0.82%	1.55%	0.82%	9.21%
$42.36	19.06%	$105,216	0.82%	2.03%	0.82%	14.56%

$45.27	20.27%	$258,314	1.05%	0.54%	1.07%	2.58%
$52.79	15.31%	$261,706	1.03%	0.51%	1.05%	0.77%
$58.24	(13.93)%	$350,163	1.00%	0.38%	1.00%	5.26%
$83.58	52.78%	$514,025	0.98%	0.22%	1.02%	6.15%
$64.04	(12.59)%	$475,615	1.01%	0.58%	1.08%	8.33%
$78.38	(4.55)%	$959,875	1.03%	0.64%	1.08%	8.60%

Sterling Capital Funds

Financial Highlights, Institutional Shares

March 31, 2024 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2024 (Unaudited)	$9.68	0.23	0.07	0.30	(0.23)	—	—	(0.23)
Year Ended September 30, 2023	$9.56	0.34	0.14	0.48	(0.36)	—	—	(0.36)
Year Ended September 30, 2022	$9.78	0.11	(0.19)	(0.08)	(0.14)	—	—	(0.14)
Year Ended September 30, 2021	$9.83	0.11	(0.04)	0.07	(0.12)	—	—	(0.12)
Year Ended September 30, 2020	$9.79	0.19	0.05	0.24	(0.20)	—	—	(0.20)
Year Ended September 30, 2019	$9.75	0.26	0.03	0.29	(0.25)	—	—	(0.25)
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2024 (Unaudited)	$8.14	0.18	0.14	0.32	(0.18)	—	—	(0.18)
Year Ended September 30, 2023	$8.08	0.27	0.04	0.31	(0.25)	—	—	(0.25)
Year Ended September 30, 2022	$8.68	0.10	(0.51)	(0.41)	(0.19)	—	—	(0.19)
Year Ended September 30, 2021	$8.78	0.12	(0.02)	0.10	(0.20)	—	—	(0.20)
Year Ended September 30, 2020	$8.65	0.19	0.16	0.35	(0.22)	—	—	(0.22)
Year Ended September 30, 2019	$8.52	0.23	0.15	0.38	(0.25)	—	—	(0.25)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2024 (Unaudited)	$8.35	0.12	0.27	0.39	(0.15)	—	—	(0.15)
Year Ended September 30, 2023	$8.51	0.18	(0.11)	0.07	(0.23)	—	—	(0.23)
Year Ended September 30, 2022	$9.79	0.10	(1.16)	(1.06)	(0.22)	—	—	(0.22)
Year Ended September 30, 2021	$10.14	0.09	(0.19)	(0.10)	(0.25)	—	—	(0.25)
Year Ended September 30, 2020	$9.93	0.20	0.28	0.48	(0.27)	—	—	(0.27)
Year Ended September 30, 2019	$9.49	0.23	0.48	0.71	(0.27)	—	—	(0.27)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2024 (Unaudited)	$8.88	0.18	0.37	0.55	(0.18)	—	—	(0.18)
Year Ended September 30, 2023	$9.11	0.30	(0.22)	0.08	(0.31)	—	—	(0.31)
Year Ended September 30, 2022	$11.05	0.20	(1.80)	(1.60)	(0.25)	(0.09)	—	(0.34)
Year Ended September 30, 2021	$11.39	0.20	(0.13)	0.07	(0.26)	(0.15)	—	(0.41)
Year Ended September 30, 2020	$10.89	0.27	0.54	0.81	(0.31)	— (d)	—	(0.31)
Year Ended September 30, 2019	$10.20	0.32	0.71	1.03	(0.34)	—	—	(0.34)
Sterling Capital Long Duration Corporate Bond Fund
Six Months Ended March 31, 2024 (Unaudited)	$6.45	0.16	0.58	0.74	(0.16)	—	—	(0.16)
Year Ended September 30, 2023	$6.63	0.30	(0.18)	0.12	(0.30)	—	—	(0.30)
Year Ended September 30, 2022	$10.50	0.23	(2.80)	(2.57)	(0.27)	(1.03)	—	(1.30)
Year Ended September 30, 2021	$10.77	0.28	0.03	0.31	(0.28)	(0.30)	—	(0.58)
Year Ended September 30, 2020	$10.38	0.30	0.39	0.69	(0.30)	—	—	(0.30)
Year Ended September 30, 2019	$9.81	0.33	0.56	0.89	(0.32)	—	—	(0.32)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$9.75	3.17%	$22,528	0.32%	4.82%	0.57%	29.91%
$9.68	5.12%	$23,522	0.27%	3.51%	0.57%	45.10%
$9.56	(0.82)%	$20,265	0.27%	1.11%	0.50%	50.11%
$9.78	0.75%	$32,492	0.29%	1.08%	0.51%	48.71%
$9.83	2.44%	$33,699	0.38%	1.90%	0.55%	43.45%
$9.79	3.06%	$15,343	0.42%	2.70%	0.52%	103.69%

$8.28	3.95%	$39,048	0.48%	4.27%	0.60%	36.06%
$8.14	3.87%	$87,221	0.45%	3.30%	0.48%	98.01%
$8.08	(4.78)%	$82,934	0.47%	1.17%	0.47%	76.98%
$8.68	1.19%	$161,804	0.43%	1.40%	0.46%	39.26%
$8.78	4.12%	$174,891	0.42%	2.20%	0.52%	64.69%
$8.65	4.55%	$171,989	0.43%	2.68%	0.53%	78.58%

$8.59	4.64%	$14,408	0.50%	2.71%	0.68%	3.47%
$8.35	0.80%	$13,823	0.50%	2.15%	0.69%	7.91%
$8.51	(10.90)%	$13,737	0.48%	1.12%	0.67%	14.18%
$9.79	(1.08)%	$16,272	0.43%	0.88%	0.61%	71.31%
$10.14	4.92%	$8,049	0.54%	1.95%	0.70%	47.36%
$9.93	7.54%	$11,052	0.57%	2.35%	0.66%	40.13%

$9.25	6.23%	$1,017,633	0.45%	4.03%	0.48%	30.23%
$8.88	0.78%	$695,207	0.45%	3.24%	0.51%	47.80%
$9.11	(14.81)%	$782,084	0.45%	1.98%	0.48%	47.98%
$11.05	0.69%	$1,139,676	0.45%	1.77%	0.50%	48.80%
$11.39	7.59%	$1,051,891	0.45%	2.45%	0.57%	59.59%
$10.89	10.27%	$1,065,346	0.45%	3.10%	0.58%	79.40%

$7.03	11.53%	$554	0.45%	4.64%	0.59%	12.32%
$6.45	1.64%	$436	0.45%	4.38%	0.67%	26.27%
$6.63	(27.52)%	$97	0.63%	2.50%	0.80%	161.62%
$10.50	2.92%	$6,508	0.71%	2.61%	0.87%	47.29%
$10.77	6.72%	$18,519	0.67%	2.83%	0.70%	52.28%
$10.38	9.28%	$22,651	0.68%	3.25%	0.69%	82.23%

Sterling Capital Funds

Financial Highlights, Institutional Shares

March 31, 2024 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Quality Income Fund
Six Months Ended March 31, 2024 (Unaudited)	$8.57	0.15	0.33	0.48	(0.15)	—	—	(0.15)
Year Ended September 30, 2023	$8.79	0.25	(0.21)	0.04	(0.26)	—	—	(0.26)
Year Ended September 30, 2022	$10.05	0.16	(1.22)	(1.06)	(0.20)	—	—	(0.20)
Year Ended September 30, 2021	$10.26	0.15	(0.15)	—	(0.21)	—	—	(0.21)
Year Ended September 30, 2020	$10.10	0.24	0.19	0.43	(0.27)	—	—	(0.27)
Year Ended September 30, 2019	$9.62	0.31	0.47	0.78	(0.30)	—	—	(0.30)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2024 (Unaudited)	$9.75	0.13	0.43	0.56	(0.13)	—	—	(0.13)
Year Ended September 30, 2023	$9.83	0.23	(0.08)	0.15	(0.23)	—	—	(0.23)
Year Ended September 30, 2022	$10.97	0.19	(1.14)	(0.95)	(0.19)	—	—	(0.19)
Year Ended September 30, 2021	$11.12	0.18	(0.15)	0.03	(0.18)	—	—	(0.18)
Year Ended September 30, 2020	$10.91	0.21	0.21	0.42	(0.21)	—	—	(0.21)
Year Ended September 30, 2019	$10.43	0.25	0.48	0.73	(0.25)	—	—	(0.25)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2024 (Unaudited)	$10.09	0.14	0.40	0.54	(0.14)	—	—	(0.14)
Year Ended September 30, 2023	$10.17	0.23	(0.08)	0.15	(0.23)	—	—	(0.23)
Year Ended September 30, 2022	$11.32	0.21	(1.15)	(0.94)	(0.21)	—	—	(0.21)
Year Ended September 30, 2021	$11.39	0.20	(0.07)	0.13	(0.20)	—	—	(0.20)
Year Ended September 30, 2020	$11.20	0.23	0.19	0.42	(0.23)	—	—	(0.23)
Year Ended September 30, 2019	$10.69	0.23	0.51	0.74	(0.23)	—	—	(0.23)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2024 (Unaudited)	$10.69	0.13	0.44	0.57	(0.13)	—	—	(0.13)
Year Ended September 30, 2023	$10.77	0.22	(0.07)	0.15	(0.23)	—	—	(0.23)
Year Ended September 30, 2022	$11.97	0.19	(1.19)	(1.00)	(0.19)	(0.01)	—	(0.20)
Year Ended September 30, 2021	$12.22	0.19	(0.22)	(0.03)	(0.19)	(0.03)	—	(0.22)
Year Ended September 30, 2020	$11.97	0.23	0.25	0.48	(0.23)	—	—	(0.23)
Year Ended September 30, 2019	$11.40	0.26	0.57	0.83	(0.26)	—	—	(0.26)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2024 (Unaudited)	$9.14	0.13	0.35	0.48	(0.13)	—	—	(0.13)
Year Ended September 30, 2023	$9.23	0.23	(0.09)	0.14	(0.23)	—	—	(0.23)
Year Ended September 30, 2022	$10.21	0.18	(0.98)	(0.80)	(0.18)	— (d)	—	(0.18)
Year Ended September 30, 2021	$10.31	0.18	(0.09)	0.09	(0.18)	(0.01)	—	(0.19)
Year Ended September 30, 2020	$10.13	0.21	0.19	0.40	(0.21)	(0.01)	—	(0.22)
Year Ended September 30, 2019	$9.73	0.24	0.42	0.66	(0.24)	(0.02)	—	(0.26)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$8.90	5.66%	$89,019	0.56%	3.31%	0.61%	12.98%
$8.57	0.44%	$88,005	0.58%	2.83%	0.62%	9.85%
$8.79	(10.69)%	$78,252	0.57%	1.73%	0.61%	35.18%
$10.05	0.02%	$62,718	0.57%	1.52%	0.61%	73.60%
$10.26	4.33%	$35,808	0.59%	2.36%	0.63%	35.96%
$10.10	8.27%	$36,361	0.60%	3.15%	0.64%	17.58%

$10.18	5.72%	$108,312	0.60%	2.51%	0.60%	15.09%
$9.75	1.44%	$110,951	0.60%	2.24%	0.60%	38.07%
$9.83	(8.78)%	$126,739	0.57%	1.76%	0.57%	50.21%
$10.97	0.24%	$154,297	0.55%	1.59%	0.55%	7.97%
$11.12	3.90%	$140,958	0.54%	1.92%	0.54%	17.06%
$10.91	7.10%	$140,022	0.55%	2.37%	0.55%	33.12%

$10.49	5.32%	$24,547	0.63%	2.60%	0.65%	12.32%
$10.09	1.40%	$28,750	0.62%	2.18%	0.63%	32.34%
$10.17	(8.42)%	$34,313	0.59%	1.89%	0.59%	9.94%
$11.32	1.10%	$71,455	0.56%	1.71%	0.56%	20.23%
$11.39	3.76%	$71,865	0.56%	2.01%	0.56%	4.84%
$11.20	7.02%	$66,331	0.56%	2.13%	0.56%	23.84%

$11.13	5.32%	$40,553	0.63%	2.31%	0.63%	10.63%
$10.69	1.30%	$50,995	0.61%	2.03%	0.61%	17.86%
$10.77	(8.41)%	$66,967	0.58%	1.67%	0.58%	37.23%
$11.97	(0.27)%	$65,071	0.56%	1.56%	0.56%	8.98%
$12.22	4.06%	$62,828	0.56%	1.91%	0.56%	15.44%
$11.97	7.31%	$59,312	0.56%	2.18%	0.56%	24.57%

$9.49	5.28%	$49,400	0.61%	2.77%	0.61%	7.80%
$9.14	1.43%	$58,934	0.61%	2.40%	0.61%	37.11%
$9.23	(7.93)%	$63,292	0.58%	1.81%	0.58%	18.08%
$10.21	0.88%	$67,778	0.56%	1.78%	0.56%	8.56%
$10.31	4.01%	$67,627	0.56%	2.08%	0.56%	3.28%
$10.13	6.85%	$53,352	0.56%	2.43%	0.56%	33.73%

Sterling Capital Funds

Financial Highlights, Class R6 Shares

March 31, 2024 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2024 (Unaudited)	$23.37	0.27	5.52	5.79	(0.27)	—	—	(0.27)
Year Ended September 30, 2023	$20.40	0.46	2.97	3.43	(0.46)	—	—	(0.46)
Year Ended September 30, 2022	$22.99	0.50	(2.63)	(2.13)	(0.46)	—	—	(0.46)
Year Ended September 30, 2021	$16.85	0.09	6.25	6.34	(0.04)	—	(0.16)	(0.20)
Year Ended September 30, 2020	$19.62	0.40	(2.07)	(1.67)	(0.52)	(0.58)	—	(1.10)
Year Ended September 30, 2019	$22.43	0.46	(1.08)	(0.62)	(0.44)	(1.75)	—	(2.19)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2024 (Unaudited)	$15.01	0.06	2.53	2.59	(0.11)	(1.05)	—	(1.16)
Year Ended September 30, 2023	$15.68	0.12	2.01	2.13	(0.08)	(2.72)	—	(2.80)
Year Ended September 30, 2022	$20.55	0.08	(3.27)	(3.19)	(0.04)	(1.64)	—	(1.68)
Year Ended September 30, 2021	$14.35	0.03	6.25	6.28	(0.08)	—	—	(0.08)
Year Ended September 30, 2020	$16.48	(0.02)	(0.75)	(0.77)	(0.23)	(1.13)	—	(1.36)
Year Ended September 30, 2019	$19.44	0.11	(0.78)	(0.67)	(0.03)	(2.26)	—	(2.29)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2024 (Unaudited)	$17.17	0.16	3.51	3.67	(0.24)	—	—	(0.24)
Year Ended September 30, 2023	$15.31	0.32	1.81	2.13	(0.27)	—	—	(0.27)
Year Ended September 30, 2022	$19.60	0.22	(2.48)	(2.26)	(0.21)	(1.82)	—	(2.03)
Year Ended September 30, 2021	$11.97	0.17	7.60	7.77	(0.14)	—	—	(0.14)
Year Ended September 30, 2020	$14.67	0.15	(2.70)	(2.55)	(0.15)	—	—	(0.15)
Year Ended September 30, 2019	$18.84	0.23	(2.10)	(1.87)	(0.32)	(1.98)	—	(2.30)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2024 (Unaudited)	$28.26	— (f)	4.92	4.92	—	(4.79)	—	(4.79)
Year Ended September 30, 2023	$25.71	(0.01)	4.55	4.54	—	(1.99)	—	(1.99)
Year Ended September 30, 2022	$35.51	(0.04)	(5.65)	(5.69)	—	(4.11)	—	(4.11)
Year Ended September 30, 2021	$26.22	(0.01)	9.78	9.77	(0.15)	(0.33)	—	(0.48)
Year Ended September 30, 2020	$26.09	0.09	1.44	1.53	(0.07)	(1.33)	—	(1.40)
Year Ended September 30, 2019	$27.75	0.10	0.12	0.22	(0.02)	(1.86)	—	(1.88)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2024 (Unaudited)	$25.36	0.24	4.70	4.94	(0.20)	(2.14)	—	(2.34)
Year Ended September 30, 2023	$24.36	0.45	2.73	3.18	(0.44)	(1.74)	—	(2.18)
Year Ended September 30, 2022	$26.67	0.45	(1.83)	(1.38)	(0.45)	(0.48)	—	(0.93)
Year Ended September 30, 2021	$20.09	0.37	6.56	6.93	(0.35)	—	—	(0.35)
Year Ended September 30, 2020	$21.34	0.43	(0.40)	0.03	(0.44)	(0.84)	—	(1.28)
Year Ended September 30, 2019	$21.61	0.47	1.23	1.70	(0.45)	(1.52)	—	(1.97)
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2024 (Unaudited)	$9.14	0.12	1.37	1.49	(0.48)	—	—	(0.48)
Year Ended September 30, 2023	$7.10	0.32	1.99	2.31	(0.27)	—	—	(0.27)
Year Ended September 30, 2022	$9.81	0.39	(2.64)	(2.25)	(0.46)	—	—	(0.46)
Year Ended September 30, 2021	$8.14	0.29	1.62	1.91	(0.24)	—	—	(0.24)
Year Ended September 30, 2020	$9.49	0.27	(1.32)	(1.05)	(0.30)	—	—	(0.30)
Year Ended September 30, 2019	$11.19	0.36	(1.34)	(0.98)	(0.32)	(0.40)	—	(0.72)

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)		Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$28.89	24.83%	$412		0.66%	2.16%	0.79%	47.38%
$23.37	16.84%	$330		0.77%	1.99%	0.90%	110.98%
$20.40	(9.48)%	$1		0.59%	2.09%	0.59%	125.15%
$22.99	37.92%	$1		0.58%	0.43%	0.63%	122.64%
$16.85	(8.88)%	$—	(d)	0.59%	2.19%	0.64%	167.34%
$19.62	(2.02)%	$239,763		0.58%	2.35%	0.64%	142.59%

$16.44	17.93%	$436		0.81%	0.82%	0.91%	20.72	%(e)
$15.01	13.86%	$354		0.82%	0.80%	0.93%	19.99%
$15.68	(17.18)%	$117		0.79%	0.40%	0.88%	29.05%
$20.55	43.85%	$402		0.79%	0.17%	0.97%	34.00%
$14.35	(5.56)%	$3,477		0.54%	(0.06)%	0.56%	28.77%
$16.48	(2.45)%	$247,949		0.82%	0.68%	0.93%	26.62%

$20.60	21.44%	$90,923		0.80%	1.73%	0.86%	35.99%
$17.17	13.94%	$78,727		0.79%	1.88%	0.85%	154.69%
$15.31	(13.29)%	$20,331		0.78%	1.14%	0.83%	70.82%
$19.60	65.36%	$83,819		0.75%	0.96%	0.81%	110.07%
$11.97	(17.63)%	$70,372		0.74%	1.11%	0.82%	119.76%
$14.67	(9.29)%	$210,436		0.73%	1.53%	0.80%	124.82%

$28.39	18.80%	$35,156		0.82%	(0.01)%	0.92%	22.94%
$28.26	18.39%	$36,906		0.82%	(0.02)%	0.91%	31.19%
$25.71	(18.66)%	$29,340		0.80%	(0.11)%	0.88%	28.06%
$35.51	37.67%	$44,452		0.78%	(0.03)%	0.87%	27.20%
$26.22	5.87%	$40,057		0.78%	0.38%	0.86%	17.50%
$26.09	1.53%	$355,672		0.77%	0.40%	0.86%	17.31%

$27.96	20.27%	$114,485		0.72%	1.85%	0.83%	24.57%
$25.36	12.94%	$101,228		0.72%	1.73%	0.82%	39.43%
$24.36	(5.54)%	$69,408		0.69%	1.65%	0.79%	31.23%
$26.67	34.61%	$70,388		0.68%	1.50%	0.79%	13.00%
$20.09	0.21%	$56,277		0.67%	2.18%	0.78%	33.60%
$21.34	8.89%	$345,806		0.66%	2.28%	0.77%	23.20%

$10.15	16.63%	$134,385		0.60%	2.47%	0.65%	41.78%
$9.14	32.87%	$115,245		0.62%	3.60%	0.67%	86.05%
$7.10	(24.13)%	$97,525		0.62%	4.41%	0.67%	103.20%
$9.81	23.70%	$85,736		0.63%	3.04%	0.74%	158.16%
$8.14	(11.49)%	$69,236		0.63%	3.10%	0.83%	164.02%
$9.49	(8.48)%	$78,307		0.61%	3.77%	0.89%	97.74%

Sterling Capital Funds

Financial Highlights, Class R6 Shares

March 31, 2024 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Net Assets are below $1,000.
(e)	Portfolio turnover excludes the purchases and sales of securities by the Sterling Capital SMID Opportunities Fund acquired on January 26, 2024. If these transactions were included, portfolio turnover would have been higher.
(f)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

Sterling Capital Funds

Financial Highlights, Class R6 Shares

March 31, 2024 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Real Estate Fund
Six Months Ended March 31, 2024 (Unaudited)	$32.58	0.36	4.70	5.06	(0.26)	(2.09)	—	(2.35)
Year Ended September 30, 2023	$35.09	0.80	(0.30)	0.50	(0.78)	(2.23)	—	(3.01)
Year Ended September 30, 2022	$46.33	0.47	(8.09)	(7.62)	(0.63)	(2.99)	—	(3.62)
Year Ended September 30, 2021	$36.69	0.59	10.46	11.05	(0.59)	(0.82)	—	(1.41)
January 31, 2020 to September 30, 2020(d)	$41.35	0.36	(4.26)	(3.90)	(0.76)	—	—	(0.76)
Sterling Capital Small Cap Value Fund
Six Months Ended March 31, 2024 (Unaudited)	$52.98	0.15	8.81	8.96	(0.27)	(16.20)	—	(16.47)
Year Ended September 30, 2023	$58.38	0.36	8.20	8.56	(0.28)	(13.68)	—	(13.96)
Year Ended September 30, 2022	$83.72	0.35	(8.28)	(7.93)	(0.14)	(17.27)	—	(17.41)
Year Ended September 30, 2021	$64.09	0.29	30.99	31.28	(0.43)	(11.22)	—	(11.65)
January 31, 2020 to September 30, 2020(d)	$77.13	0.49	(13.53)	(13.04)	—	—	—	—
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2024 (Unaudited)	$8.15	0.18	0.13	0.31	(0.18)	—	—	(0.18)
Year Ended September 30, 2023	$8.08	0.27	0.06	0.33	(0.26)	—	—	(0.26)
Year Ended September 30, 2022	$8.68	0.11	(0.51)	(0.40)	(0.20)	—	—	(0.20)
February 1, 2021 to September 30, 2021(d)	$8.78	0.08	(0.04)	0.04	(0.14)	—	—	(0.14)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2024 (Unaudited)	$8.88	0.19	0.36	0.55	(0.18)	—	—	(0.18)
Year Ended September 30, 2023	$9.11	0.31	(0.22)	0.09	(0.32)	—	—	(0.32)
Year Ended September 30, 2022	$11.05	0.21	(1.80)	(1.59)	(0.26)	(0.09)	—	(0.35)
Year Ended September 30, 2021	$11.39	0.21	(0.12)	0.09	(0.28)	(0.15)	—	(0.43)
Year Ended September 30, 2020	$10.89	0.28	0.54	0.82	(0.32)	— (f)	—	(0.32)
Year Ended September 30, 2019	$10.20	0.33	0.71	1.04	(0.35)	—	—	(0.35)
Sterling Capital Long Duration Corporate Bond Fund
Six Months Ended March 31, 2024 (Unaudited)	$6.45	0.16	0.59	0.75	(0.16)	—	—	(0.16)
Year Ended September 30, 2023	$6.63	0.31	(0.18)	0.13	(0.31)	—	—	(0.31)
January 31, 2022 to September 30, 2022(d)	$9.16	0.19	(2.52)	(2.33)	(0.20)	—	—	(0.20)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.
(e)	Net Assets are below $1,000.
(f)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)		Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$35.29	15.60%	$492		0.81%	2.08%	0.88%	4.51%
$32.58	1.01%	$918		0.80%	2.25%	0.87%	6.06%
$35.09	(18.31)%	$18		0.73%	1.06%	0.82%	12.58%
$46.33	30.67%	$16		0.62%	1.33%	0.73%	12.68%
$36.69	(9.30)%	$—	(e)	0.70%	1.47%	0.70%	19.58%

$45.47	20.32%	$6,289		0.94%	0.64%	1.07%	2.58%
$52.98	15.45%	$6,360		0.93%	0.66%	1.05%	0.77%
$58.38	(13.84)%	$3,792		0.90%	0.50%	1.00%	5.26%
$83.72	52.98%	$3,656		0.88%	0.36%	1.02%	6.15%
$64.09	(16.91)%	$2,882		0.87%	1.17%	1.09%	8.33%

$8.28	3.88%	$12,584		0.40%	4.44%	0.61%	36.06%
$8.15	4.09%	$13,222		0.36%	3.34%	0.48%	98.01%
$8.08	(4.70)%	$17,460		0.39%	1.27%	0.48%	76.98%
$8.68	0.44%	$29,565		0.40%	1.52%	0.49%	39.26%

$9.25	6.28%	$383,712		0.35%	4.14%	0.48%	30.23%
$8.88	0.88%	$263,634		0.35%	3.36%	0.51%	47.80%
$9.11	(14.72)%	$230,211		0.35%	2.08%	0.48%	47.98%
$11.05	0.79%	$348,271		0.35%	1.88%	0.52%	48.80%
$11.39	7.70%	$642,344		0.35%	2.52%	0.58%	59.59%
$10.89	10.38%	$350,129		0.35%	3.20%	0.58%	79.40%

$7.04	11.75%	$34,126		0.36%	4.74%	0.59%	12.32%
$6.45	1.72%	$30,432		0.36%	4.46%	0.66%	26.27%
$6.63	(25.75)%	$22,553		0.36%	3.81%	0.57%	161.62%

Sterling Capital Funds

Notes to Financial Statements

March 31, 2024 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” All Funds are referred to as the “Variable Net Asset Value Funds.”

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

The Funds are authorized to issue an unlimited amount of shares. As of March 31, 2024, the Funds discussed herein offered up to four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. Class A Shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund and Sterling Capital Small Cap Value Fund have a maximum sales charge of 5.75% as a percentage of original purchase price. There is no initial sales charge on purchases of the Sterling Capital Ultra Short Bond Fund’s shares. Class A Shares of Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, and the Tax-Free Funds have a maximum sales charge of 2.00% as a percentage of the original purchase price. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of up to 1.00% of the purchase price if redeemed within two years after purchase for all Funds except the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Total Return Bond Fund and Sterling Capital Quality Income Fund. With respect to the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Total Return Bond Fund, and Sterling Capital Quality Income Fund, sales of Class A shares of $250,000 or more are not subject to a sales load but will be subject to a CDSC of up to 0.50% of the purchase price if redeemed within 18 months of purchase. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares. Effective on the close of business on November 15, 2021, Class R Shares were converted into Class A Shares for the Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, and Sterling Capital Total Return Bond Fund.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2024 (Unaudited)

2.	Significant Accounting Policies:

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Variable Net Asset Value Funds in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued by Sterling Capital Management LLC ("Sterling Capital" or the "Advisor") in accordance with certain Board-approved fair valuation methodologies pursuant to Rule 2a-5 under the 1940 Act. The Fund’s Board has designated Sterling Capital as each Fund’s “Valuation Designee” pursuant to Rule 2a-5 to perform such fair value determinations. The Board oversees Sterling Capital in its role as the Valuation Designee and receives reports from Sterling Capital regarding its process and the valuation of each Fund’s investments to assist with such oversight.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

●   Level 1 – quoted prices in active markets for identical securities

●   Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●   Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2024, there were no significant changes to the Funds' valuation policies and procedures.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2024 (Unaudited)

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2024 is as follows:

	Level 1- Quoted Prices		Level 2- Other Significant Observable Inputs		Level 3- Significant Unobservable Inputs		Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$36,099,414	(a)	$—		$—		$36,099,414
Sterling Capital Mid Value Fund	52,251,551	(a)	—		0.00	(b)	52,251,551
Sterling Capital Behavioral Small Cap Value Equity Fund	103,897,521	(a)	—		—		103,897,521
Sterling Capital Special Opportunities Fund	443,825,744	(a)	—		—		443,825,744
Sterling Capital Equity Income Fund	2,003,679,669	(a)	—		—		2,003,679,669
Sterling Capital Behavioral International Equity Fund	134,000,550	(c)	—		—		134,000,550
Sterling Capital Mid Cap Relative Value Fund	44,948,611	(a)	—		—		44,948,611
Sterling Capital Real Estate Fund	67,736,699	(a)	—		—		67,736,699
Sterling Capital Small Cap Value Fund	268,135,111	(a)	—		—		268,135,111
Sterling Capital Ultra Short Bond Fund	1,012,603	(c)	26,392,473	(a)	—		27,405,076
Sterling Capital Short Duration Bond Fund	450,585	(c)	54,091,633	(a)	—		54,542,218
Sterling Capital Intermediate U.S. Government Fund	51,917	(c)	16,991,721	(a)	—		17,043,638
Sterling Capital Total Return Bond Fund	3,461,921	(c)	1,448,214,615	(a)	—		1,451,676,536
Sterling Capital Long Duration Corporate Bond Fund	479,612	(c)	34,268,875	(a)	—		34,748,487
Sterling Capital Quality Income Fund	329,482	(c)	88,583,096	(a)	—		88,912,578
Sterling Capital North Carolina Intermediate Tax-Free Fund	517,909	(c)	129,610,591	(a)	—		130,128,500
Sterling Capital South Carolina Intermediate Tax-Free Fund	1,242,907	(c)	29,827,097	(a)	—		31,070,004
Sterling Capital Virginia Intermediate Tax-Free Fund	1,944,065	(c)	49,094,932	(a)	—		51,038,997
Sterling Capital West Virginia Intermediate Tax-Free Fund	1,692,356	(c)	67,854,423	(a)	—		69,546,779

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Level 3 investments, if any, at the beginning and/or end of the year in relation to the net assets were not significant and accordingly, additional disclosures related to Level 3 assets for the year ending March 31, 2024 are not presented for the Fund.
(c)	Represents money market funds and/or certain preferred stocks.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, and the Tax-Free Funds. Dividends from net investment income are declared and paid quarterly for Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund if the annualized yield of the distribution exceeds an amount determined annually by the Board. Dividends from net investment income for Sterling Capital Behavioral International Equity Fund is declared and paid annually. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital. Distributions to shareholders are recorded on the ex-dividend date.

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2024 (Unaudited)

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — All Funds, except Sterling Capital Intermediate U.S. Government Fund and the Tax-Free Funds, may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the reporting period.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them.

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2024 (Unaudited)

Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may invest in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on when-issued securities until the underlying securities are received.

Accounting Standards— The FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the Fund’s financial statements.

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. government securities and securities maturing less than one year from acquisition) for the period ended March 31, 2024 were as follows:

	Purchases	Sales
Sterling Capital Behavioral Large Cap Value Equity Fund	$15,176,065	$16,593,429
Sterling Capital Mid Value Fund	9,787,598	13,663,992
Sterling Capital Behavioral Small Cap Value Equity Fund	33,904,919	38,280,586
Sterling Capital Special Opportunities Fund	101,639,662	191,698,618
Sterling Capital Equity Income Fund	463,358,330	668,604,601
Sterling Capital Behavioral International Equity Fund	51,810,078	50,801,009
Sterling Capital Mid Cap Relative Value Fund	322,100	6,828,848
Sterling Capital Real Estate Fund	2,949,883	8,544,900
Sterling Capital Small Cap Value Fund	6,598,730	55,886,540
Sterling Capital Ultra Short Bond Fund	11,329,579	5,588,752
Sterling Capital Short Duration Bond Fund	25,929,490	65,109,184
Sterling Capital Intermediate U.S. Government Fund	182,969	159,902
Sterling Capital Total Return Bond Fund	814,511,155	402,205,378

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2024 (Unaudited)

	Purchases	Sales
Sterling Capital Long Duration Corporate Bond Fund	$3,931,344	$2,076,030
Sterling Capital Quality Income Fund	2,056,019	3,201,853
Sterling Capital North Carolina Intermediate Tax-Free Fund	18,880,875	20,126,136
Sterling Capital South Carolina Intermediate Tax-Free Fund	3,841,878	9,705,263
Sterling Capital Virginia Intermediate Tax-Free Fund	5,741,165	20,010,178
Sterling Capital West Virginia Intermediate Tax-Free Fund	5,853,922	17,989,743

Purchases and sales of U.S. government securities (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2024 were as follows:

	Purchases	Sales
Sterling Capital Ultra Short Bond Fund	$574,764	$787,693
Sterling Capital Short Duration Bond Fund	2,246,076	7,170,791
Sterling Capital Intermediate U.S. Government Fund	1,044,753	420,577
Sterling Capital Long Duration Corporate Bond Fund	876,001	1,991,067
Sterling Capital Quality Income Fund	11,675,234	8,208,608

4.	Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital’s waived investment advisory fees are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions is as follows for the period ended March 31, 2024:

	Prior to February 1, 2024			Effective February 1, 2024
		Fee Rate after			Fee Rate after
	Contractual	Contractual		Contractual	Contractual
	Fee Rate	Waivers		Fee Rate	Waivers
Sterling Capital Behavioral Large Cap Value Equity Fund	0.45%	0.45	%(1)	0.45%	0.45	%(1)
Sterling Capital Mid Value Fund	0.60%	0.60	%(1)	0.60%	0.60	%(1)
Sterling Capital Behavioral Small Cap Value Equity Fund	0.60%	0.60%		0.60%	0.60%
Sterling Capital Special Opportunities Fund	0.65%	0.65%		0.65%	0.65%
Sterling Capital Equity Income Fund	0.55%	0.55%		0.55%	0.55%
Sterling Capital Behavioral International Equity Fund	0.40%	0.40%		0.40%	0.40%
Sterling Capital Mid Cap Relative Value Fund	0.60%	0.60%		0.60%	0.60%
Sterling Capital Real Estate Fund	0.58%	0.58%		0.58%	0.58%
Sterling Capital Small Cap Value Fund	0.75%	0.75	%(1)	0.75%	0.75	%(1)
Sterling Capital Ultra Short Bond Fund	0.20%	0.20%		0.20%	0.05	%(2)
Sterling Capital Short Duration Bond Fund	0.20%	0.20%		0.20%	0.20%
Sterling Capital Intermediate U.S. Government Fund	0.32%	0.32%		0.32%	0.13	%(2)
Sterling Capital Total Return Bond Fund	0.25%	0.25%		0.25%	0.25%
Sterling Capital Long Duration Corporate Bond Fund	0.25%	0.25%		0.25%	0.25%
Sterling Capital Quality Income Fund	0.35%	0.31	%(3)	0.35%	0.30	%(2)
Sterling Capital North Carolina Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital South Carolina Intermediate Tax-Free Fund	0.35%	0.35	%(1)	0.35%	0.35	%(1)
Sterling Capital Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital West Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%

(1)	For all or a portion of the period ended March 31, 2024, Sterling Capital voluntarily waived and/or reimbursed certain expenses of the Funds. Voluntary waivers and reimbursements of expenses may be discontinued at any time.

(2)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2024 through January 31, 2025.

(3)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2023 through January 31, 2024.

For the following Funds, Sterling Capital has contractually agreed to waive its investment advisory fees, pay Fund operating expenses, and/or reimburse fees or expenses, in order to limit expenses of the shares based on average daily net assets, excluding interest, taxes, acquired funds fees and extraordinary expenses. The expense limitations for the periods February 1, 2023 through January 31, 2024 and February 1, 2024 through January 31, 2025 are as follows:

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2024 (Unaudited)

	Effective February 1, 2024
	Class A	Class C	Institutional	Class R6
Sterling Capital Total Return Bond Fund	0.71%	1.46%	0.46%	0.46%
Sterling Capital Long Duration Corporate Bond Fund	0.71%	1.46%	0.46%	0.46%

	Prior to February 1, 2024
	Class A	Class C	Institutional	Class R6
Sterling Capital Ultra Short Bond Fund	0.52%	-%	0.27%	–%
Sterling Capital Short Duration Bond Fund	0.68%	1.43%	0.43%	0.43%
Sterling Capital Intermediate U.S. Government Fund	0.75%	1.50%	0.50%	–%
Sterling Capital Total Return Bond Fund	0.70%	1.45%	0.45%	0.45%
Sterling Capital Long Duration Corporate Bond Fund	0.70%	1.45%	0.45%	0.45%

For the following Funds, Sterling Capital has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse a Fund the following levels with respect to the Funds' Class R6 Shares, effective for the period February 1, 2024 through January 31, 2025:

Effective
February 1,
2024
Sterling Capital Behavioral Large Cap Value Equity Fund	0.08%
Sterling Capital Mid Value Fund	0.09%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.07%
Sterling Capital Special Opportunities Fund	0.10%
Sterling Capital Equity Income Fund	0.11%
Sterling Capital Behavioral International Equity Fund	0.06%
Sterling Capital Real Estate Fund	0.09%
Sterling Capital Small Cap Value Fund	0.13%
Sterling Capital Short Duration Bond Fund	0.10%
Sterling Capital Total Return Bond Fund	0.10%
Sterling Capital Long Duration Corporate Bond Fund	0.10%

For the following Funds, Sterling Capital contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse a Fund the following levels with respect to the Funds' Class R6 Shares, effective for the period February 1, 2023 to January 31, 2024:

Prior to
February 1,
2024
Sterling Capital Behavioral Large Cap Value Equity Fund	0.07%
Sterling Capital Mid Value Fund	0.08%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.06%
Sterling Capital Special Opportunities Fund	0.09%
Sterling Capital Equity Income Fund	0.10%
Sterling Capital Behavioral International Equity Fund	0.05%
Sterling Capital Real Estate Fund	0.07%
Sterling Capital Small Cap Value Fund	0.10%
Sterling Capital Short Duration Bond Fund	0.09%
Sterling Capital Total Return Bond Fund	0.10%
Sterling Capital Long Duration Corporate Bond Fund	0.09%

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. The Funds pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds, at a rate of 0.1075% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, The Bank of New York Mellon (“the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, The Bank of New York Mellon is entitled to a fee payable by Sterling Capital. The Bank of New York Mellon also serves as the Funds’ fund accountant and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees.”

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2024 (Unaudited)

BNY Mellon Investment Servicing (US) Inc. serves as the Funds’ transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Transfer agent fees.”

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s base salary and incentive pay. As a result, the CCO fee paid by the Funds is only part of the total compensation received by the CCO. Expenses incurred are reflected on the Statements of Operations as “Compliance Service Fees.”

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Sterling Capital Distributors, LLC (the “Distributor”) serves as distributor to the Funds pursuant to an underwriting agreement. The Plan provides for payments to the Distributor of up to 0.25% and 1.00% of the average daily net assets of the Class A Shares and Class C Shares, respectively. In addition, the Distributor is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For the period ended March 31, 2024, the Distributor received $71,100 from commissions earned on sales of shares of the Variable Net Asset Value Funds. The Distributor does not retain commissions for profit. These commissions and fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the Advisor.

The Advisor and/or its affiliates may pay out of their own assets (and not as an additional charge to a fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund shares. These payments, sometimes referred to as “revenue sharing” payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds. The amount of these payments is determined at the discretion of the Advisor and/or its affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary’s recommendation of a Fund or of a particular share class of a Fund. Commissions and finder’s fees financed by the Advisor and paid by the Distributor to affiliated broker-dealers during the period ended March 31, 2024 were $1,657.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $100,000 plus $7,500 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $1,500 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board receives additional compensation at the annual rate of $24,000, the Audit Committee Chairman receives additional compensation at the annual rate of $18,000, and the Chairman of the Nominations Committee receives additional compensation at the annual rate of $7,500. The fees are allocated across the Trust based upon relative net assets.

Sterling Capital Funds

Notes to Financial Statements — (continued)
March 31, 2024 (Unaudited)

5.	Capital Transactions:

Transactions in Class A, Class C, Institutional, Class R and Class R6 Shares were:

	For the Six Months Ended		For the Year Ended
	March 31, 2024 (Unaudited)		September 30, 2023
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A	Shares	Amount	Shares	Amount
Issued	6,242	$164,568	32,971	$733,762
Reinvested	9,201	251,660	20,188	462,091
Redeemed	(68,128)	(1,675,193)	(108,548)	(2,527,759)
Total	(52,685)	$(1,258,965)	(55,389)	$(1,331,906)

Sterling Capital Behavioral Large Cap Value Equity Fund
Class C	Shares	Amount	Shares	Amount
Issued	76	$1,800	163	$3,600
Reinvested	67	1,775	136	2,993
Redeemed	(135)	(3,285)	(455)	(10,138)
Total	8	$290	(156)	$(3,545)

Sterling Capital Behavioral Large Cap Value Equity Fund
Institutional	Shares	Amount	Shares	Amount
Issued	4,900	$125,566	7,059	$163,309
Reinvested	400	10,959	934	21,558
Redeemed	(9,865)	(241,426)	(24,806)	(567,740)
Total	(4,565)	$(104,901)	(16,813)	$(382,873)

Sterling Capital Behavioral Large Cap Value Equity Fund
Class R6	Shares	Amount	Shares	Amount
Issued	—	$—	18,624	$424,649
Reinvested	137	3,797	313	7,233
Redeemed	—	—	(4,844)	(115,111)
Total	137	$3,797	14,093	$316,771

Sterling Capital Mid Value Fund
Class A	Shares	Amount	Shares	Amount
Issued	24,829	$369,738	72,651	$1,034,837
Reinvested	84,142	1,227,629	201,671	2,891,666
Redeemed	(107,927)	(1,615,798)	(166,854)	(2,474,158)
Proceeds from Shares issued in connection with reorganization	131,128	1,940,675	—	—
Total	132,172	$1,922,244	107,468	$1,452,345

Sterling Capital Mid Value Fund
Class C	Shares	Amount	Shares	Amount
Issued	2,628	$30,012	6,130	$68,584
Reinvested	3,007	33,683	8,974	101,407
Redeemed	(20,259)	(232,386)	(19,541)	(226,977)
Proceeds from Shares issued in connection with reorganization	12,995	148,244	—	—
Total	(1,629)	$(20,447)	(4,437)	$(56,986)

Sterling Capital Funds

Notes to Financial Statements — (continued)
March 31, 2024 (Unaudited)

	For the Six Months Ended		For the Year Ended
	March 31, 2024 (Unaudited)		September 30, 2023
Sterling Capital Mid Value Fund
Institutional	Shares	Amount	Shares	Amount
Issued	35,302	$540,946	107,820	$1,639,360
Reinvested	129,286	1,957,960	315,482	4,680,585
Redeemed	(201,556)	(3,084,836)	(491,134)	(7,628,157)
Proceeds from Shares issued in connection with reorganization	53,670	822,349	—	—
Total	16,702	$236,419	(67,832)	$(1,308,212)

Sterling Capital Mid Value Fund
Class R6	Shares	Amount	Shares	Amount
Issued	1,435	$23,595	20,796	$352,676
Reinvested	1,448	21,985	3,942	58,604
Redeemed	—	—	(8,553)	(127,455)
Total	2,883	$45,580	16,185	$283,825

Sterling Capital Behavioral Small Cap Value Equity Fund
Class A	Shares	Amount	Shares	Amount
Issued	6,564	$126,166	14,873	$250,506
Reinvested	3,656	71,961	3,580	60,271
Redeemed	(22,443)	(418,467)	(56,495)	(954,837)
Total	(12,223)	$(220,340)	(38,042)	$(644,060)

Sterling Capital Behavioral Small Cap Value Equity Fund
Class C	Shares	Amount	Shares	Amount
Issued	1,006	$18,481	—	$—
Reinvested	29	549	5	88
Redeemed	(210)	(3,699)	(283)	(4,531)
Total	825	$15,331	(278)	$(4,443)

Sterling Capital Behavioral Small Cap Value Equity Fund
Institutional	Shares	Amount	Shares	Amount
Issued	5,904	$107,831	270,026	$4,511,127
Reinvested	3,726	74,020	7,506	127,032
Redeemed	(34,235)	(635,156)	(579,029)	(9,947,584)
Total	(24,605)	$(453,305)	(301,497)	$(5,309,425)

Sterling Capital Behavioral Small Cap Value Equity Fund
Class R6	Shares	Amount	Shares	Amount
Issued	—	$—	5,943,445	$97,000,000
Reinvested	53,025	1,055,196	97,722	1,655,217
Redeemed	(225,734)	(3,972,912)	(2,783,252)	(47,294,125)
Total	(172,709)	$(2,917,716)	3,257,915	$51,361,092

Sterling Capital Special Opportunities Fund
Class A	Shares	Amount	Shares	Amount
Issued	263,662	$6,644,064	353,053	$8,941,236
Reinvested	1,923,756	45,843,115	861,988	20,592,897
Redeemed	(1,070,944)	(26,883,427)	(2,055,258)	(51,968,950)
Total	1,116,474	$25,603,752	(840,217)	$(22,434,817)

Sterling Capital Funds

Notes to Financial Statements — (continued)
March 31, 2024 (Unaudited)

	For the Six Months Ended		For the Year Ended
	March 31, 2024 (Unaudited)		September 30, 2023
Sterling Capital Special Opportunities Fund
Class C	Shares	Amount	Shares	Amount
Issued	23,209	$398,112	37,771	$696,384
Reinvested	324,379	5,206,279	168,823	2,961,163
Redeemed	(375,247)	(6,465,307)	(652,168)	(12,051,902)
Total	(27,659)	$(860,916)	(445,574)	$(8,394,355)

Sterling Capital Special Opportunities Fund
Institutional	Shares	Amount	Shares	Amount
Issued	153,617	$4,204,353	534,469	$14,709,581
Reinvested	504,040	13,231,044	333,115	8,614,366
Redeemed	(2,141,368)	(62,099,167)	(2,612,726)	(71,532,067)
Total	(1,483,711)	$(44,663,770)	(1,745,142)	$(48,208,120)

Sterling Capital Special Opportunities Fund
Class R6	Shares	Amount	Shares	Amount
Issued	151,796	$4,115,470	573,350	$15,460,935
Reinvested	57,296	1,502,885	31,490	813,070
Redeemed	(277,071)	(7,661,223)	(440,049)	(11,996,873)
Total	(67,979)	$(2,042,868)	164,791	$4,277,132

Sterling Capital Equity Income Fund
Class A	Shares	Amount	Shares	Amount
Issued	453,346	$11,836,072	984,966	$25,427,867
Reinvested	1,310,297	33,773,289	1,203,098	31,261,542
Redeemed	(1,389,098)	(36,344,848)	(2,577,021)	(66,440,114)
Total	374,545	$9,264,513	(388,957)	$(9,750,705)

Sterling Capital Equity Income Fund
Class C	Shares	Amount	Shares	Amount
Issued	201,309	$5,224,746	369,914	$9,458,771
Reinvested	215,457	5,475,416	186,653	4,803,829
Redeemed	(373,456)	(9,640,048)	(662,296)	(16,869,133)
Total	43,310	$1,060,114	(105,729)	$(2,606,533)

Sterling Capital Equity Income Fund
Institutional	Shares	Amount	Shares	Amount
Issued	3,430,213	$90,286,553	8,533,860	$220,305,302
Reinvested	3,501,882	90,723,944	3,768,314	98,245,042
Redeemed	(9,833,230)	(256,429,486)	(21,471,513)	(557,919,043)
Total	(2,901,135)	$(75,418,989)	(9,169,339)	$(239,368,699)

Sterling Capital Equity Income Fund
Class R6	Shares	Amount	Shares	Amount
Issued	872,515	$23,036,351	2,137,177	$56,196,619
Reinvested	143,773	3,727,540	147,103	3,836,686
Redeemed	(912,654)	(24,081,223)	(1,142,384)	(29,650,021)
Total	103,634	$2,682,668	1,141,896	$30,383,284

Sterling Capital Funds

Notes to Financial Statements — (continued)
March 31, 2024 (Unaudited)

	For the Six Months Ended		For the Year Ended
	March 31, 2024 (Unaudited)		September 30, 2023
Sterling Capital Behavioral International Equity Fund
Class A	Shares	Amount	Shares	Amount
Issued	242	$2,361	5,754	$49,383
Reinvested	1,728	16,412	1,170	9,712
Redeemed	(7,297)	(71,585)	(9,896)	(88,366)
Total	(5,327)	$(52,812)	(2,972)	$(29,271)

Sterling Capital Behavioral International Equity Fund
Class C	Shares	Amount	Shares	Amount
Reinvested	101	$967	26	$215
Redeemed	—	(1)	(3,283)	(27,340)
Total	101	$966	(3,257)	$(27,125)

Sterling Capital Behavioral International Equity Fund
Institutional	Shares	Amount	Shares	Amount
Issued	5,317	$50,000	4,057	$35,841
Reinvested	3,964	37,616	2,167	17,962
Redeemed	—	—	(885)	(6,673)
Total	9,281	$87,616	5,339	$47,130

Sterling Capital Behavioral International Equity Fund
Class R6	Shares	Amount	Shares	Amount
Reinvested	633,109	$6,014,544	441,954	$3,663,801
Redeemed	—	—	(1,578,946)	(15,110,526)
Total	633,109	$6,014,544	(1,136,992)	$(11,446,725)

Sterling Capital Mid Cap Relative Value Fund
Class A	Shares	Amount	Shares	Amount
Issued	67	$3,983	1,105	$70,897
Reinvested	688	40,550	979	59,122
Redeemed	(3,952)	(239,063)	(626)	(38,144)
Total	(3,197)	$(194,530)	1,458	$91,875

Sterling Capital Mid Cap Relative Value Fund
Class C	Shares	Amount	Shares	Amount
Reinvested	7	$399	9	$513
Redeemed	—	—	(2)	(139)
Total	7	$399	7	$374

Sterling Capital Mid Cap Relative Value Fund
Institutional	Shares	Amount	Shares	Amount
Issued	254	$15,709	36,764	$2,346,775
Reinvested	81,925	4,882,970	112,501	6,851,053
Redeemed	(105,649)	(6,479,335)	(165,476)	(10,809,780)
Total	(23,470)	$(1,580,656)	(16,211)	$(1,611,952)

Sterling Capital Real Estate Fund
Class A	Shares	Amount	Shares	Amount
Issued	175	$5,948	106	$3,607
Reinvested	927	32,381	1,474	51,152
Redeemed	(2,701)	(86,170)	(4,012)	(143,637)
Total	(1,599)	$(47,841)	(2,432)	$(88,878)

Sterling Capital Funds

Notes to Financial Statements — (continued)
March 31, 2024 (Unaudited)

	For the Six Months Ended		For the Year Ended
	March 31, 2024 (Unaudited)		September 30, 2023
Sterling Capital Real Estate Fund
Class C	Shares	Amount	Shares	Amount
Reinvested	203	$6,991	277	$9,525
Redeemed	(350)	(12,250)	(398)	(13,902)
Total	(147)	$(5,259)	(121)	$(4,377)

Sterling Capital Real Estate Fund
Institutional	Shares	Amount	Shares	Amount
Issued	69,836	$2,438,772	52,990	$1,898,800
Reinvested	112,879	3,960,317	161,021	5,599,784
Redeemed	(210,334)	(7,208,337)	(394,394)	(13,981,350)
Total	(27,619)	$(809,248)	(180,383)	$(6,482,766)

Sterling Capital Real Estate Fund
Class R6	Shares	Amount	Shares	Amount
Issued	2,350	$79,444	31,232	$1,093,590
Reinvested	29	1,026	151	5,280
Redeemed	(16,624)	(589,179)	(3,711)	(132,170)
Total	(14,245)	$(508,709)	27,672	$966,700

Sterling Capital Small Cap Value Fund
Class A	Shares	Amount	Shares	Amount
Issued	7,277	$321,648	8,883	$489,174
Reinvested	20,057	808,577	10,750	545,786
Redeemed	(11,979)	(519,204)	(11,449)	(621,971)
Total	15,355	$611,021	8,184	$412,989

Sterling Capital Small Cap Value Fund
Class C	Shares	Amount	Shares	Amount
Issued	3,726	$137,500	2,787	$139,061
Reinvested	3,800	135,236	1,748	81,839
Redeemed	(2,897)	(116,492)	(872)	(40,199)
Total	4,629	$156,244	3,663	$180,701

Sterling Capital Small Cap Value Fund
Institutional	Shares	Amount	Shares	Amount
Issued	401,142	$19,226,785	330,448	$18,021,758
Reinvested	1,828,329	75,021,566	1,365,585	70,212,133
Redeemed	(1,480,469)	(67,073,421)	(2,751,679)	(150,715,997)
Total	749,002	$27,174,930	(1,055,646)	$(62,482,106)

Sterling Capital Small Cap Value Fund
Class R6	Shares	Amount	Shares	Amount
Issued	14,993	$635,300	55,662	$3,411,842
Reinvested	25,036	1,032,698	18,696	964,477
Redeemed	(21,754)	(1,086,132)	(19,265)	(1,044,595)
Total	18,275	$581,866	55,093	$3,331,724

Sterling Capital Funds

Notes to Financial Statements — (continued)
March 31, 2024 (Unaudited)

	For the Six Months Ended		For the Year Ended
	March 31, 2024 (Unaudited)		September 30, 2023
Sterling Capital Ultra Short Bond Fund
Class A	Shares	Amount	Shares	Amount
Issued	45,813	$444,341	1,013,004	$9,755,362
Reinvested	11,781	114,569	20,764	200,059
Redeemed	(122,716)	(1,193,145)	(1,181,554)	(11,387,919)
Total	(65,122)	$(634,235)	(147,786)	$(1,432,498)

Sterling Capital Ultra Short Bond Fund
Institutional	Shares	Amount	Shares	Amount
Issued	245,068	$2,380,827	818,258	$7,864,700
Reinvested	53,538	520,802	85,981	829,040
Redeemed	(417,247)	(4,064,883)	(596,108)	(5,744,021)
Total	(118,641)	$(1,163,254)	308,131	$2,949,719

Sterling Capital Short Duration Bond Fund
Class A	Shares	Amount	Shares	Amount
Issued	14,844	$121,037	67,266	$546,358
Reinvested	6,873	56,715	10,414	84,865
Redeemed	(54,151)	(443,859)	(134,723)	(1,097,421)
Total	(32,434)	$(266,107)	(57,043)	$(466,198)

Sterling Capital Short Duration Bond Fund
Class C	Shares	Amount	Shares	Amount
Reinvested	233	$1,921	822	$6,701
Redeemed	(23,417)	(191,310)	(17,062)	(138,656)
Total	(23,184)	$(189,389)	(16,240)	$(131,955)

Sterling Capital Short Duration Bond Fund
Institutional	Shares	Amount	Shares	Amount
Issued	492,630	$4,050,919	6,299,295	$50,998,857
Reinvested	134,398	1,107,329	363,359	2,961,393
Redeemed	(6,625,119)	(54,493,579)	(6,214,972)	(50,629,861)
Total	(5,998,091)	$(49,335,331)	447,682	$3,330,389

Sterling Capital Short Duration Bond Fund
Class R6	Shares	Amount	Shares	Amount
Issued	147,663	$1,210,236	241,027	$1,957,519
Reinvested	2,037	16,805	3,306	26,953
Redeemed	(254,026)	(2,094,591)	(781,086)	(6,360,338)
Total	(104,326)	$(867,550)	(536,753)	$(4,375,866)

Sterling Capital Intermediate U.S. Government Fund
Class A	Shares	Amount	Shares	Amount
Issued	26,111	$226,100	3,927	$33,721
Reinvested	4,266	36,458	7,160	61,234
Redeemed	(31,065)	(265,227)	(43,903)	(376,040)
Total	(688)	$(2,669)	(32,816)	$(281,085)

Sterling Capital Funds

Notes to Financial Statements — (continued)
March 31, 2024 (Unaudited)

	For the Six Months Ended		For the Year Ended
	March 31, 2024 (Unaudited)		September 30, 2023
Sterling Capital Intermediate U.S. Government Fund
Class C	Shares	Amount	Shares	Amount
Issued	513	$4,443	10,001	$86,513
Reinvested	158	1,341	266	2,275
Redeemed	(4,281)	(36,353)	(7,131)	(61,821)
Total	(3,610)	$(30,569)	3,136	$26,967

Sterling Capital Intermediate U.S. Government Fund
Institutional	Shares	Amount	Shares	Amount
Issued	1,171	$10,078	10,714	$91,264
Reinvested	28,156	240,733	43,893	375,457
Redeemed	(8,997)	(74,814)	(12,519)	(107,421)
Total	20,330	$175,997	42,088	$359,300

Sterling Capital Total Return Bond Fund
Class A	Shares	Amount	Shares	Amount
Issued	776,434	$7,092,136	878,957	$8,107,142
Reinvested	93,559	855,844	154,919	1,425,366
Redeemed	(767,952)	(6,938,819)	(1,001,035)	(9,209,698)
Total	102,041	$1,009,161	32,841	$322,810

Sterling Capital Total Return Bond Fund
Class C	Shares	Amount	Shares	Amount
Issued	81,381	$740,776	25,171	$230,638
Reinvested	4,468	40,929	7,292	67,188
Redeemed	(84,594)	(769,845)	(87,824)	(809,081)
Total	1,255	$11,860	(55,361)	$(511,255)

Sterling Capital Total Return Bond Fund
Institutional	Shares	Amount	Shares	Amount
Issued	48,137,773	$430,898,759	22,299,483	$204,623,107
Reinvested	1,558,638	14,280,253	1,818,563	16,745,047
Redeemed	(18,027,569)	(164,131,916)	(31,653,420)	(290,907,707)
Total	31,668,842	$281,047,096	(7,535,374)	$(69,539,553)

Sterling Capital Total Return Bond Fund
Class R6	Shares	Amount	Shares	Amount
Issued	14,998,737	$135,567,691	16,189,324	$148,974,434
Reinvested	677,836	6,215,546	783,248	7,205,165
Redeemed	(3,901,473)	(35,664,605)	(12,545,363)	(115,861,889)
Total	11,775,100	$106,118,632	4,427,209	$40,317,710

Sterling Capital Long Duration Corporate Bond Fund
Class A	Shares	Amount	Shares	Amount
Issued	601	$4,216	2,295	$16,309
Reinvested	986	6,776	2,324	16,105
Redeemed	(673)	(4,422)	(22,668)	(156,941)
Total	914	$6,570	(18,049)	$(124,527)

Sterling Capital Funds

Notes to Financial Statements — (continued)
March 31, 2024 (Unaudited)

	For the Six Months Ended		For the Year Ended
	March 31, 2024 (Unaudited)		September 30, 2023
Sterling Capital Long Duration Corporate Bond Fund
Class C	Shares	Amount	Shares	Amount
Reinvested	7	$47	13	$88
Redeemed	—	—	(12)	(83)
Total	7	$47	1	$5

Sterling Capital Long Duration Corporate Bond Fund
Institutional	Shares	Amount	Shares	Amount
Issued	11,356	$70,000	149,095	$1,096,226
Reinvested	1,774	12,193	2,332	16,181
Redeemed	(1,863)	(13,021)	(98,415)	(686,794)
Total	11,267	$69,172	53,012	$425,613

Sterling Capital Long Duration Corporate Bond Fund
Class R6	Shares	Amount	Shares	Amount
Issued	80,413	$502,581	1,205,511	$8,413,006
Reinvested	113,452	778,920	177,658	1,227,995
Redeemed	(61,649)	(436,474)	(68,995)	(497,450)
Total	132,216	$845,027	1,314,174	$9,143,551

Sterling Capital Quality Income Fund
Class A	Shares	Amount	Shares	Amount
Issued	7	$59	13	$118
Reinvested	55	481	100	880
Redeemed	(643)	(5,711)	(51)	(467)
Total	(581)	$(5,171)	62	$531

Sterling Capital Quality Income Fund
Class C	Shares	Amount	Shares	Amount
Reinvested	4	$36	6	$57
Redeemed	—	—	(12)	(107)
Total	4	$36	(6)	$(50)

Sterling Capital Quality Income Fund
Institutional	Shares	Amount	Shares	Amount
Issued	752,080	$6,544,424	1,883,270	$16,671,733
Reinvested	86,856	764,208	143,396	1,266,409
Redeemed	(1,104,016)	(9,733,705)	(656,768)	(5,827,260)
Total	(265,080)	$(2,425,073)	1,369,898	$12,110,882

Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A	Shares	Amount	Shares	Amount
Issued	22,539	$230,263	232,766	$2,364,985
Reinvested	20,453	206,691	38,094	383,788
Redeemed	(144,312)	(1,453,880)	(489,022)	(4,993,925)
Total	(101,320)	$(1,016,926)	(218,162)	$(2,245,152)

Sterling Capital North Carolina Intermediate Tax-Free Fund
Class C	Shares	Amount	Shares	Amount
Issued	936	$9,160	6,226	$63,000
Reinvested	722	7,290	1,342	13,514
Redeemed	(9,518)	(95,938)	(24,557)	(248,991)
Total	(7,860)	$(79,488)	(16,989)	$(172,477)

Sterling Capital Funds

Notes to Financial Statements — (continued)
March 31, 2024 (Unaudited)

	For the Six Months Ended		For the Year Ended
	March 31, 2024 (Unaudited)		September 30, 2023
Sterling Capital North Carolina Intermediate Tax-Free Fund
Institutional	Shares	Amount	Shares	Amount
Issued	2,200,553	$22,178,911	3,606,451	$36,449,589
Reinvested	76,053	768,344	145,502	1,465,451
Redeemed	(3,017,666)	(30,163,484)	(5,257,377)	(52,892,072)
Total	(741,060)	$(7,216,229)	(1,505,424)	$(14,977,032)

Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A	Shares	Amount	Shares	Amount
Issued	3,487	$36,923	42,487	$441,326
Reinvested	6,326	66,417	11,378	119,001
Redeemed	(50,031)	(525,373)	(115,609)	(1,211,789)
Total	(40,218)	$(422,033)	(61,744)	$(651,462)

Sterling Capital South Carolina Intermediate Tax-Free Fund
Class C	Shares	Amount	Shares	Amount
Issued	2,237	$23,439	—	$—
Reinvested	209	2,197	288	3,009
Redeemed	(1,939)	(19,720)	(7,130)	(75,053)
Total	507	$5,916	(6,842)	$(72,044)

Sterling Capital South Carolina Intermediate Tax-Free Fund
Institutional	Shares	Amount	Shares	Amount
Issued	217,494	$2,278,314	893,718	$9,330,273
Reinvested	18,867	196,587	31,624	328,340
Redeemed	(747,043)	(7,698,564)	(1,448,154)	(15,014,893)
Total	(510,682)	$(5,223,663)	(522,812)	$(5,356,280)

Sterling Capital Virginia Intermediate Tax-Free Fund
Class A	Shares	Amount	Shares	Amount
Issued	9,083	$101,526	11,270	$125,094
Reinvested	8,550	94,609	16,896	186,447
Redeemed	(87,016)	(953,103)	(288,559)	(3,170,891)
Total	(69,383)	$(756,968)	(260,393)	$(2,859,350)

Sterling Capital Virginia Intermediate Tax-Free Fund
Class C	Shares	Amount	Shares	Amount
Issued	—	$—	494	$5,480
Reinvested	3	40	13	138
Redeemed	—	—	(1,509)	(16,775)
Total	3	$40	(1,002)	$(11,157)

Sterling Capital Virginia Intermediate Tax-Free Fund
Institutional	Shares	Amount	Shares	Amount
Issued	156,620	$1,745,255	939,916	$10,401,968
Reinvested	5,349	59,213	9,499	104,824
Redeemed	(1,289,924)	(14,062,835)	(2,397,176)	(26,375,457)
Total	(1,127,955)	$(12,258,367)	(1,447,761)	$(15,868,665)

Sterling Capital Funds

Notes to Financial Statements — (continued)
March 31, 2024 (Unaudited)

	For the Six Months Ended		For the Year Ended
	March 31, 2024 (Unaudited)		September 30, 2023
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A	Shares	Amount	Shares	Amount
Issued	66,787	$635,945	1,022,283	$9,682,418
Reinvested	23,952	225,942	33,870	317,681
Redeemed	(208,608)	(1,946,473)	(1,354,284)	(12,726,839)
Total	(117,869)	$(1,084,586)	(298,131)	$(2,726,740)

Sterling Capital West Virginia Intermediate Tax-Free Fund
Class C	Shares	Amount	Shares	Amount
Reinvested	2	$17	15	$140
Redeemed	—	—	(2,290)	(21,706)
Total	2	$17	(2,275)	$(21,566)

Sterling Capital West Virginia Intermediate Tax-Free Fund
Institutional	Shares	Amount	Shares	Amount
Issued	437,479	$4,061,767	629,358	$5,951,282
Reinvested	10,436	98,491	22,627	212,819
Redeemed	(1,695,716)	(16,052,705)	(1,057,078)	(9,922,418)
Total	(1,247,801)	$(11,892,447)	(405,093)	$(3,758,317)

6.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

7.	Focused Investment Risk:

Focused Investment Risk relates to investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated that are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

8.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Trust, pursuant to an umbrella credit agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Trust to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, an aggregate uncommitted amount of $100,000,000 has been made available for use by all Funds of the Trust for shareholder liquidations only. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreement will expire on March 20, 2025. During the six months ended March 31, 2024, each of the following Funds utilized its line of credit:

	Average Interest Rate	Average Loan Balance*	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed
Sterling Capital Small Cap Value Fund	6.50%	$5,143,500	2	$1,857	$5,143,500
Sterling Capital Total Return Bond Fund	6.50%	1,394,000	1	252	1,394,000
Sterling Capital North Carolina Intermediate Tax-Free
Fund	6.50%	59,333	6	64	59,333
Sterling Capital South Carolina Intermediate Tax-Free
Fund	6.50%	44,000	1	8	44,000
Sterling Capital West Virginia Intermediate Tax-Free Fund	6.50%	36,000	4	26	36,000

*	Average loan balance was calculated by taking the sum of the loans outstanding for each day divided by the number of days the loans were outstanding.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2024 (Unaudited)

9.	Fund Ownership:

As of March 31, 2024, Truist and its affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to the following Funds in the following amounts: 87% of the Behavioral Small Cap Value Equity Fund, 99% of the Behavioral International Equity Fund and 43% of the Ultra Short Bond Fund. As a result, Truist may be deemed to “control” each of the above mentioned Funds as such term is defined under the 1940 Act. Additionally, one non-affiliated shareholder, held 81% of the shares outstanding of the Intermediate U.S. Government Fund and may be deemed to control this Fund.

10.	Fund Reorganization:

On January 26, 2024, the Sterling Capital Mid Value Fund (the “Mid Value Fund”) acquired substantially all of the assets of the Sterling Capital SMID Opportunities Fund (the “Acquired Fund”), pursuant to the Agreement and Plan of Reorganization dated January 5, 2024. The Acquired Fund shared substantially similar principal investment strategies and policies to those of the Mid Value Fund. The Boards of the Acquired Fund and the Mid Value Fund approved the reorganization and, the Board of the Acquired Fund approved the Acquired Fund’s liquidation and dissolution. The acquisition was accomplished by a tax-free exchange of 197,793 shares of the Mid Value Fund with an aggregate value of $2,911,268 for all 329,478 shares of the Acquired Fund then outstanding, with the same aggregate value.

	Shares from the Acquired Fund	Shares allotted from the Fund	Conversion Ratio
Class A	219,891	131,128	0.596332:1
Class C	18,260	12,995	0.711642:1
Institutional Investors	91,327	53,670	0.587673:1

The exchange was based on values at the close of the NYSE January 26, 2024. The net assets of the acquired fund at that date included $304,144 of unrealized appreciation. Assets of the acquired fund, including securities of $2,885,973, cash of $19,019, and receivables and other assets of $9,181, and payables of $2,905, were combined with those of the fund, resulting in aggregate net assets of $2,911,268 immediately after the acquisition.

Pro forma results of operations of the combined entity for the entire period ended March 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income	$3,705
Net realized gain (loss)	498,984
Change in net unrealized gain/loss	(172,670)
Increase (decrease) in net assets from operations	$329,419

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the fund’s accompanying Statement of Operations since January 26, 2024.

11.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the year, the Funds did not incur any interest or penalties.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2024 (Unaudited)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital losses are permitted to be carried forward without expiration. Such capital losses will retain their character as either short-term or long-term capital losses.

At September 30, 2023, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Code and the Treasury regulations:

	Amount With No Expiration
	Short-term Losses	Long-term Losses
Sterling Capital Behavioral Large Cap Value Equity Fund	$(16,228,571)	$—
Sterling Capital Behavioral Small Cap Value Equity Fund	(20,176)	—
Sterling Capital Behavioral International Equity Fund	(12,342,667)	—
Sterling Capital Ultra Short Bond Fund	(196,332)	(1,060,036)
Sterling Capital Short Duration Bond Fund	(1,843,189)	(7,194,262)
Sterling Capital Intermediate U.S. Government Fund	(390,931)	(1,004,330)
Sterling Capital Total Return Bond Fund	(14,480,537)	(39,178,107)
Sterling Capital Long Duration Corporate Bond Fund	(617,731)	—
Sterling Capital Quality Income Fund	(1,908,273)	(757,232)
Sterling Capital North Carolina Intermediate Tax-Free Fund	(2,181,112)	(2,079,545)
Sterling Capital South Carolina Intermediate Tax-Free Fund	(106,324)	(416,338)
Sterling Capital Virginia Intermediate Tax-Free Fund	(600,324)	(714,221)
Sterling Capital West Virginia Intermediate Tax-Free Fund	(39,613)	(1,017,988)

The character of income and gains distributed is determined in accordance with the Code and the Treasury regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., redemptions in-kind, net operating losses and equalization utilized), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no impact on net assets or net asset values per share.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2023 was as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Sterling Capital Behavioral Large Cap Value Equity Fund	$540,559	$—	$540,559	$—	$540,559
Sterling Capital Mid Value Fund	189,120	7,939,154	8,128,274	—	8,128,274
Sterling Capital Behavioral Small Cap Value Equity Fund	1,849,184	—	1,849,184	—	1,849,184
Sterling Capital Special Opportunities Fund	—	38,439,138	38,439,138	—	38,439,138
Sterling Capital Equity Income Fund	55,370,491	118,112,434	173,482,925	—	173,482,925
Sterling Capital Behavioral International Equity Fund	3,693,298	—	3,693,298	—	3,693,298
Sterling Capital Mid Cap Relative Value Fund	407,967	6,835,266	7,243,233	—	7,243,233
Sterling Capital Real Estate Fund	1,406,715	4,797,257	6,203,972	—	6,203,972
Sterling Capital Small Cap Value Fund	1,558,523	76,717,312	78,275,835	—	78,275,835
Sterling Capital Ultra Short Bond Fund	1,146,187	—	1,146,187	—	1,146,187
Sterling Capital Short Duration Bond Fund	3,892,164	—	3,892,164	—	3,892,164
Sterling Capital Intermediate U.S. Government Fund	447,781	—	447,781	—	447,781
Sterling Capital Total Return Bond Fund	34,534,996	—	34,534,996	—	34,534,996
Sterling Capital Long Duration Corporate Bond Fund	1,262,126	—	1,262,126	—	1,262,126
Sterling Capital Quality Income Fund	2,462,726	—	2,462,726	—	2,462,726
Sterling Capital North Carolina Intermediate Tax-Free Fund	126,020	—	126,020	3,039,971	3,165,991
Sterling Capital South Carolina Intermediate Tax-Free Fund	61,348	—	61,348	736,105	797,453
Sterling Capital Virginia Intermediate Tax-Free Fund	101,434	—	101,434	1,344,024	1,445,458
Sterling Capital West Virginia Intermediate Tax-Free Fund	66,372	—	66,372	1,919,955	1,986,327

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2024 (Unaudited)

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes. The Funds may also utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends.

Under current tax law, net capital losses or, if there are no such losses, net long-term capital losses or net short-term capital losses realized after October 31, net ordinary losses from the sale, exchange or other taxable disposition of property realized after October 31 and other net ordinary losses realized after December 31 of a Fund’s taxable year may be deferred and treated as occurring on the first business day of the following taxable year for tax purposes. The following Funds had deferred qualified late-year losses, which will be treated as arising on the first business day of the taxable year ending September 30, 2023:

	Qualified Late-Year Ordinary Losses	Qualified Late-Year Short-term Capital Losses	Qualified Late-Year Long-term Capital Losses
Sterling Capital Special Opportunities Fund	$1,032,276	$—	$—
Sterling Capital Ultra Short Bond Fund	—	—	124,979
Sterling Capital Short Duration Bond Fund	—	227,508	2,922,182
Sterling Capital Intermediate U.S. Government Fund	—	—	141,450
Sterling Capital Total Return Bond Fund	—	6,288,389	24,715,977
Sterling Capital Long Duration Corporate Bond Fund	—	555,876	747,166
Sterling Capital Quality Income Fund	—	12,568	389,786
Sterling Capital North Carolina Intermediate Tax-Free Fund	—	949,209	680,594
Sterling Capital South Carolina Intermediate Tax-Free Fund	—	108,327	556,314
Sterling Capital Virginia Intermediate Tax-Free Fund	—	2,345	663,979
Sterling Capital West Virginia Intermediate Tax-Free Fund	—	161,189	1,301,403

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2024 (Unaudited)

As of March 31, 2024, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/ Tax Exempt Income	Undistributed Long Term Capital Gains	Distributable Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Distributable Earnings (Accumulated Deficit)
Sterling Capital Behavioral Large Cap Value Equity Fund	$14,073	$—	$14,073	$—	$(14,998,580)	$8,508,595	$(6,475,912)
Sterling Capital Mid Value Fund	67,662	2,369,221	2,436,883	—	—	13,184,891	15,621,774
Sterling Capital Behavioral Small Cap Value Equity Fund	175,245	5,625,334	5,800,579	—	—	20,129,146	25,929,725
Sterling Capital Special Opportunities Fund	(1,705,861)	58,170,505	56,464,644	—	—	173,843,700	230,308,344
Sterling Capital Equity Income Fund	2,219,427	168,498,971	170,718,398	—	—	733,075,616	903,794,014
Sterling Capital Behavioral International Equity Fund	152,524	—	152,524	—	(6,262,740)	22,266,144	16,155,928
Sterling Capital Mid Cap Relative Value Fund	76,968	2,070,986	2,147,954	—	—	24,735,853	26,883,807
Sterling Capital Real Estate Fund	822,068	2,791,835	3,613,903	—	—	25,898,936	29,512,839
Sterling Capital Small Cap Value Fund	194,992	30,748,859	30,943,851	—	—	188,582,433	219,526,284
Sterling Capital Ultra Short Bond Fund	(48,396)	—	(48,396)	(7,097)	(1,314,918)	53,769	(1,316,642)
Sterling Capital Short Duration Bond Fund	(43,829)	—	(43,829)	(77,713)	(12,686,620)	(129,169)	(12,937,331)
Sterling Capital Intermediate U.S. Government Fund	65,369	—	65,369	—	(1,944,442)	(1,363,284)	(3,242,357)
Sterling Capital Total Return Bond Fund	2,453,976	—	2,453,976	(959,901)	(124,015,950)	(47,701,443)	(170,223,318)
Sterling Capital Long Duration Corporate Bond Fund	(4,063)	—	(4,063)	—	(2,465,533)	(4,807,223)	(7,276,819)
Sterling Capital Quality Income Fund	(75,020)	—	(75,020)	—	(3,705,691)	(6,598,421)	(10,379,132)
Sterling Capital North Carolina Intermediate Tax-Free Fund	221,495	—	221,495	(108,925)	(6,472,351)	1,105,263	(5,254,518)
Sterling Capital South Carolina Intermediate Tax-Free Fund	51,515	—	51,515	(23,046)	(1,574,535)	207,597	(1,338,469)
Sterling Capital Virginia Intermediate Tax-Free Fund	63,169	—	63,169	—	(2,601,252)	438,002	(2,100,081)
Sterling Capital West Virginia Intermediate Tax-Free Fund	190,156	—	190,156	(109,082)	(2,845,463)	(225,436)	(2,989,825)

*	The primary differences between book basis and tax basis unrealized appreciation (depreciation) were due to the deferral of losses on wash sales, Passive Foreign Investment Companies, and the deferral of market discount and premium until time of sale and real estate investment trust adjustments.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2024 (Unaudited)

As of September 30, 2023, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/ Tax Exempt Income	Undistributed Long Term Capital Gains	Distributable Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Distributable Earnings (Accumulated Deficit)
Sterling Capital Behavioral Large Cap Value Equity Fund	$8,981	$—	$8,981	$—	$(16,228,571)	$2,801,557	$(13,418,033)
Sterling Capital Mid Value Fund	626,030	2,295,954	2,921,984	—	—	8,147,857	11,069,841
Sterling Capital Behavioral Small Cap Value Equity Fund	570,992	—	570,992	—	(20,176)	8,047,139	8,597,955
Sterling Capital Special Opportunities Fund	—	71,908,862	71,908,862	—	(1,032,276)	157,798,657	228,675,243
Sterling Capital Equity Income Fund	3,908,409	146,933,923	150,842,332	(2)	—	565,491,621	716,333,951
Sterling Capital Behavioral International Equity Fund	5,740,634	—	5,740,634	—	(12,342,667)	9,508,143	2,906,110
Sterling Capital Mid Cap Relative Value Fund	289,739	3,696,095	3,985,834	—	—	19,637,729	23,623,563
Sterling Capital Real Estate Fund	—	3,914,555	3,914,555	—	—	20,432,839	24,347,394
Sterling Capital Small Cap Value Fund	903,633	71,208,814	72,112,447	—	—	179,004,313	251,116,760
Sterling Capital Ultra Short Bond Fund	1,497	—	1,497	(2,944)	(1,381,347)	(142,418)	(1,525,212)
Sterling Capital Short Duration Bond Fund	299,340	—	299,340	(85,718)	(12,187,141)	(2,410,111)	(14,383,630)
Sterling Capital Intermediate U.S. Government Fund	126,355	—	126,355	(806)	(1,536,711)	(2,316,030)	(3,727,192)
Sterling Capital Total Return Bond Fund	2,451,221	—	2,451,221	(769,827)	(84,663,010)	(144,614,383)	(227,595,999)
Sterling Capital Long Duration Corporate Bond Fund	10,839	—	10,839	(116)	(1,920,773)	(8,293,544)	(10,203,594)
Sterling Capital Quality Income Fund	118,086	—	118,086	(118,000)	(3,067,859)	(10,751,099)	(13,818,872)
Sterling Capital North Carolina Intermediate Tax-Free Fund	219,018	—	219,018	(106,447)	(5,890,460)	(5,069,189)	(10,847,078)
Sterling Capital South Carolina Intermediate Tax-Free Fund	57,008	—	57,008	(28,539)	(1,187,303)	(1,464,027)	(2,622,861)
Sterling Capital Virginia Intermediate Tax-Free Fund	154,181	—	154,181	(91,013)	(1,980,869)	(2,449,403)	(4,367,104)
Sterling Capital West Virginia Intermediate Tax-Free Fund	200,669	—	200,669	(119,595)	(2,520,193)	(3,694,358)	(6,133,477)

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2024 (Unaudited)

As of March 31, 2024, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$27,613,091	$8,649,688	$(163,365)	$8,486,323
Sterling Capital Mid Value Fund	39,032,558	15,231,879	(2,012,886)	13,218,993
Sterling Capital Behavioral Small Cap Value Equity Fund	83,798,480	22,158,478	(2,059,437)	20,099,041
Sterling Capital Special Opportunities Fund	273,008,561	175,083,416	(4,266,233)	170,817,183
Sterling Capital Equity Income Fund	1,272,463,305	739,343,169	(8,126,805)	731,216,364
Sterling Capital Behavioral International Equity Fund	111,860,116	24,436,296	(2,295,862)	22,140,434
Sterling Capital Mid Cap Relative Value Fund	20,252,123	25,106,978	(410,490)	24,696,488
Sterling Capital Real Estate Fund	41,903,912	26,974,338	(1,141,551)	25,832,787
Sterling Capital Small Cap Value Fund	79,552,678	188,651,474	(69,041)	188,582,433
Sterling Capital Ultra Short Bond Fund	27,351,308	92,934	(39,166)	53,768
Sterling Capital Short Duration Bond Fund	54,675,461	294,777	(428,020)	(133,243)
Sterling Capital Intermediate U.S. Government Fund	18,406,922	33,903	(1,397,187)	(1,363,284)
Sterling Capital Total Return Bond Fund	1,524,700,198	18,543,813	(91,567,475)	(73,023,662)
Sterling Capital Long Duration Corporate Bond Fund	39,675,930	359,174	(5,286,617)	(4,927,443)
Sterling Capital Quality Income Fund	95,514,637	213,760	(6,815,819)	(6,602,059)
Sterling Capital North Carolina Intermediate Tax-Free Fund	129,023,237	1,639,580	(534,317)	1,105,263
Sterling Capital South Carolina Intermediate Tax-Free Fund	30,862,407	366,586	(158,989)	207,597
Sterling Capital Virginia Intermediate Tax-Free Fund	50,600,995	664,334	(226,332)	438,002
Sterling Capital West Virginia Intermediate Tax-Free Fund	69,776,857	553,862	(783,940)	(230,078)

12.	Subsequent Events:

Management has evaluated the need for the disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted no events other than those noted below that require recognition or disclosure in the financial statements.

On February 2, 2024, Guardian Capital Group Limited (“Guardian”) announced that it had entered into a unit purchase agreement under which Guardian’s wholly owned subsidiary, Guardian Capital LLC, will acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (“Truist”) (the “Acquisition”). The closing of the Acquisition (the “Closing”) is subject to certain conditions and is expected to take place near the end of the second quarter or beginning of the third quarter of 2024.

The Acquisition will result in a change of control of Sterling Capital effective as of the Closing. Pursuant to the terms of the current investment advisory agreement between Sterling Capital and the Funds (the "Current Agreement"), the Acquisition will be deemed an assignment of the Current Agreement and result in its automatic termination. In anticipation of the termination of the Current Agreement and to provide continuity of management, on March 27, 2024 at an in-person meeting, the Board approved a new investment advisory agreement containing substantially similar terms as the Current Agreement, including identical advisory fees (the "New Agreement"). At the same meeting, the Board also approved an interim investment advisory agreement under which Sterling Capital would provide investment advisory services to the Funds (the "Interim Agreement"), to take effect on the Closing date if shareholder approval of the New Agreement has not yet been obtained by that date.

The Interim Agreement immediately terminates (i) in the event of its assignment, (ii) upon effectiveness of the New Agreement, or (iii) on the expiration of 150 days after the date of the Closing, which is the date on which the Interim Agreement would become effective. The terms of the Interim Agreement are substantially identical to those of the Current Agreement and the New Agreement, except for: (i) different effective and termination dates; (ii) the different termination provisions referenced above; (iii) the compensation earned by Sterling Capital with respect to a Fund under the Interim Agreement would be held in an interest-bearing escrow account with the Fund’s custodian or a bank pending shareholder approval of the New Agreement with respect to the Fund; and (iv) certain other provisions required by Rule 15a-4.

At a special meeting of shareholders of the Funds scheduled for June 24, 2024 and currently expected to occur prior to the Closing, shareholders will be asked to consider and approve the New Agreement. Shareholders of record of each Fund as of the close of business on April 8, 2024 will be entitled to vote at the meeting and should have received a proxy statement providing more information about the Acquisition and the New Agreement. A discussion regarding the factors considered by the Board in approving the New Agreement is included below.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2024 (Unaudited)

The Trustees considered the New Agreement over the course of multiple meetings, including an initial discussion on January 16, 2024, an in-person meeting held February 20-21, 2024, a virtual meeting held on March 7, 2024, and an in-person meeting held on March 27, 2024. Over the course of these meetings, the Trustees, including the Independent Trustees, discussed and evaluated the New Agreement, taking into consideration the Acquisition and its possible effect on Sterling Capital and the Funds. Representatives of Sterling Capital and Guardian attended portions of certain of these meetings at the Trustees' request to discuss the impact of the Acquisition on Sterling Capital and the Funds, and to answer questions from the Trustees. These representatives confirmed to the Trustees that Sterling Capital would continue to operate as a standalone entity following the Acquisition and would be led by the current team of management and senior professionals, providing continuity and stability for the Funds. These representatives also confirmed Guardian's commitment to the continued growth and success of Sterling Capital, including the Funds, and reaffirmed that there would not be any changes in the personnel managing the Funds or to the manner in which the Funds' portfolios are managed as a result of the Acquisition. The Trustees requested and considered extensive written materials furnished by Sterling Capital and Guardian to facilitate their review of the New Agreement. Based on these materials and discussions with representatives of Sterling Capital and Guardian, the Trustees concluded that the investment advisory services to be provided to the Funds under the New Agreement were expected to be consistent in all material respects with current services and in no respect diminished. As part of their deliberations, the Independent Trustees conducted multiple private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management. In their deliberations regarding the New Agreement, the Trustees attributed different weights to various factors involved in their analysis of the New Agreement, and in each case no factor alone was considered determinative. In connection with approving the New Agreement at an in-person meeting on March 27, 2024, the Trustees determined that the arrangement between the Trust and Sterling Capital, as provided in the New Agreement, was fair and reasonable and that approval of the New Agreement was in the best interests of each applicable Fund and its shareholders.

The Trustees also considered the following factors, among others, in reaching their conclusions.

Portfolio Management Continuity - The degree of continuity of advisory services to be provided by Sterling Capital to the Funds upon completion of the Acquisition should be very high since those services are expected to be provided by the same personnel who are currently providing such services. In addition, the investment objectives and principal investment strategies of the Funds are expected to remain the same.

The Nature, Extent and Quality of the Services to be Provided - Given the continuity noted above, as well as the substantially unchanged contractual terms, the nature and extent of services expected to be provided by Sterling Capital is expected to be unchanged and consistent with industry norms, and the quality of services expected to be provided by Sterling Capital is expected to be satisfactory or better.

Investment Performance - In light of the ongoing oversight of performance by the Board at its regular meetings, the recent completion of the 2023 annual contract review and the expectation of conducting its annual contract review for each Fund again later in 2024, for purposes of this review the Board focused on ensuring continuity of investment advisory services as opposed to requesting and analyzing additional performance-related materials.

The Cost of Services, Fees Received and Profitability to be Realized by the Sterling Capital and its Affiliates - The Trustees noted that there would be no increases in fees paid by the Funds under the New Agreement and that the Board had recently concluded that the Funds' current fees are fair and reasonable as part of the 2023 annual contract review. The Trustees also noted that the Acquisition was not expected to have a material near-term impact on Sterling Capital's profitability with respect to the Funds, and that the Board had recently concluded that Sterling Capital's profitability as a result of its relationship with the Funds was acceptable as part of the 2023 annual contract review. The Trustees also noted that the Acquisition was not expected to have a material near-term impact on the “fallout benefits” to Sterling Capital and its affiliates as a result of Sterling Capital providing investment advisory services to the Funds.

Economies of Scale - The Trustees noted that the fees paid by the Funds for investment advisory services would be the same under the New Agreement as the Current Agreement, and that the Acquisition was not expected to have a material near-term impact on Fund assets. The Trustees also noted that Sterling Capital's current fee waivers with respect to the Funds would be unchanged following the Closing of the Acquisition, and that the Trustees had recently concluded that each Fund's fee schedule represents an appropriate sharing between the Fund and Sterling Capital of such economies of scale as may exist at current asset levels.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2024 (Unaudited)

After considering these factors, among others, the Trustees concluded that approval of the New Agreement was in the best interests of each applicable Fund and its Shareholders.

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

Continuation of Current Advisory Agreement

The Board of Trustees conducted meetings in August and November 2023 to consider the continuance of the investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), the investment adviser to each series of the Trust (collectively, the “Funds”), for a new term running through January 31, 2025. The above referenced agreement is referred to herein as the “Advisory Agreement.”

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreement, including data from an independent provider of mutual fund data (as assembled by the Trust’s administrator), which, where applicable, included comparisons with a peer group of comparable funds (based on average share class assets) for advisory fees, administrator fees, 12b-1 fees, and total fund expenses. The Trustees considered the contractual advisory fee levels for each Fund, as well as the fee waivers that Sterling Capital had agreed to implement for certain Funds. The Trustees noted that, as detailed below, Sterling Capital had agreed to reduce its contractual advisory fee rate for a number of Funds in recent years as part of the annual contract review process. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreement. The Board received detailed presentations from Sterling Capital, including analysis of each Fund’s investment process and performance, and conducted site visits to the Adviser's offices in Charlotte, Raleigh and Virginia Beach. The Board also received and considered information from Sterling Capital relating to its profitability in respect of each Fund, and from all Funds in the aggregate. As part of their deliberations, the Independent Trustees conducted private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management.

In their deliberations regarding the Advisory Agreement, the Trustees attributed different weights to various factors involved in an analysis of the Advisory Agreement, and in each case no factor alone was considered determinative. The Trustees determined that the arrangement between the Trust and the Adviser, as provided in the Advisory Agreement, was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each applicable Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided by the Adviser to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year by the Adviser at Board meetings, as well as materials furnished by the Adviser specifically in connection with the annual review process. The Trustees conducted periodic meetings with representatives of each Fund’s portfolio management team over the course of the year, and received periodic “deep dive” attribution analyses regarding specific Funds. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation of the Adviser, and the capabilities and commitment of the Adviser to provide high quality services to each Fund.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by the Adviser in managing each Fund as well as the Adviser’s Form ADV. The Trustees also considered information regarding the Adviser’s and the Funds’ regulatory compliance and compliance with the investment policies of the Funds. The Trustees evaluated the Adviser’s trading practices, and considered the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the Funds with respect to possible conflicts of interest, including the Adviser’s code of ethics (regulating, among other things, the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent, and quality of services provided or to be provided by the Adviser, the nature and extent of responsibilities was or was expected to be consistent with mutual fund industry norms, and the quality of the services provided or to be provided by the Adviser was or was expected to be satisfactory or better.

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

Investment Performance

The Trustees considered the performance results of each Fund over various periods in absolute terms and relative to each Fund’s benchmark and peer fund categories determined by an independent third-party data provider. In conducting their review, the Trustees focused particular attention on cases where a Fund’s longer-term performance compared unfavorably with its relevant peer categories. The Trustees noted that Sterling Capital had been proactive in identifying and replacing underperforming portfolio managers over time and taking other steps to address underperformance concerns with certain Funds.

After reviewing the performance of each Fund and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each Fund was acceptable or better or that, in cases where performance issues were encountered, Sterling Capital had taken appropriate steps to address the situation.

Cost of Services, Including the Profits Realized by the Adviser and Affiliates, and Other Benefits

The Trustees considered peer group information with respect to the advisory fees charged by Sterling Capital to each of the Funds, taking into consideration both contractual and actual (i.e., after fee waivers) fee levels. The Trustees concluded that the advisory fees paid by the Funds fell within an acceptable range as compared to peer groups, and were fair and reasonable, particularly in light of the fee waivers and reductions described below under “Economies of Scale.”

As part of their review, the Trustees considered benefits to Sterling Capital aside from advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ portfolio transactions. The Trustees also considered benefits to Sterling Capital’s affiliates, including brokerage commissions received by a Sterling Capital affiliate from time to time for executing certain trades on behalf of the Funds. With respect to these trades, the Trustees considered Sterling Capital’s assurances that such trades were both infrequent and effected in accordance with board approved procedures.

The Trustees also considered information from Sterling Capital regarding fees for accounts managed by Sterling Capital with investment objectives and strategies similar to those of comparable Funds where applicable. This included information about the differences in services necessary to manage the Funds as compared to separate accounts, including management of cash flows and the need to comply with extensive and complex restrictions set by applicable regulations or established in Fund disclosure documents. Based on this information, the Trustees concluded that the differences between the services that Sterling Capital provides to the Funds and those it provides to separate accounts substantially limit the probative value of fee comparisons to those other separate account clients.

The Trustees also considered the reasonableness of current and proposed advisory fees in the context of the profitability of the Adviser. In determining whether the advisory fees were fair and reasonable, the Trustees considered profitability information provided by the Adviser with respect to investment advisory services. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented the Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided or expected to be provided to the Funds, less estimated expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. Based on their review, the Trustees concluded that the profitability of the Adviser as a result of its relationships with the Funds was acceptable.

Based on the foregoing, the Trustees concluded that the fees proposed under the Advisory Agreement were fair and reasonable, in light of the services and benefits provided or expected to be provided to each Fund.

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Funds’ assets. The Trustees considered that Sterling Capital had taken steps to reduce the expense ratios for a number of Funds as part of the 2023 contract review process. In particular, Sterling Capital agreed to limit its advisory fee rates for the period February 1, 2024 to January 31, 2025 for Sterling Capital Quality Income Fund, Sterling Capital Ultra Short Bond Fund and Sterling Capital Intermediate U.S. Government Bond Fund as part of the 2023 contract review process. In addition, Sterling Capital agreed to implement total expense caps for the period February 1, 2024 to January 31, 2025 for, each share class for Sterling Capital Total Return Bond Fund, and Sterling Capital Long Duration Corporate Bond Fund, and to waive and/or reimburse certain expenses with respect to Class R6 shares of certain Funds. As part of the 2020 contract review process, Sterling Capital agreed to reduce its contractual advisory fee rate for the following Funds: Sterling Capital Mid Value Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Short Duration Bond Fund, and Sterling Capital Total Return Bond Fund. As part of the 2021 contract review process, Sterling Capital agreed to reduce its contractual advisory fee rate for the Sterling Capital Long Duration Corporate Bond Fund. The Trustees found that, taking into account these fee waivers and reductions, each Fund’s fee schedule represents an appropriate sharing between the Fund and Sterling Capital of such economies of scale as may exist at current asset levels.

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at www. sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT reports, once filed, will be available without charge on the Commission’s website at www.sec.gov.

Notice of Privacy Policy & Practices

Sterling Capital Funds provide this notice to you so that you will know what kinds of information we collect about shareholders1, prospective investors, and individuals (such as beneficiaries), and the circumstances in which that information may be disclosed to third parties who are not affiliated with Sterling Capital Funds.

Collection of Personal Information

We collect nonpublic personal information about you from the following sources:

●	Account Applications and other forms, which may include your name, address, social security number, and information about your investment goals and risk tolerance;

.

●	Account History, including information about the transactions and balances in your account(s);

●	Correspondence, written, telephonic or electronic between you and Sterling Capital Funds or service providers working on behalf of Sterling Capital Funds;

●	Online, your name and e-mail address if you provide them; and

●	Third Parties, such as your financial intermediary in connection with your transactions, or third-party data services used to verify or update personal information that you provide.

To comply with federal regulations, information we receive from you or a third party will be used to verify your identity.

Disclosure of Personal Information

We may disclose your personal information as permitted by law to third parties who are not affiliated with the Sterling Capital Funds, including:

●	in connection with legal proceedings, such as responding to a subpoena;

●	to service providers who maintain or service shareholder accounts for Sterling Capital Funds or to a shareholder’s broker or agent; or to companies that mail account-related materials, such as shareholder reports; and

●	to perform marketing services on our behalf, or pursuant to a joint marketing agreement with another financial institution.

Safeguarding of Personal Information

Sterling Capital Funds employs policies, practices and procedures for safeguarding your personal information that we believe comply with applicable law, however no security measures are perfect or impenetrable.

We request that all service providers to Sterling Capital Funds:

●	maintain policies and procedures designed to assure only appropriate access to, and use of your personal information; and

●	maintain physical, electronic and procedural safeguards that comply with applicable legal standards to guard your nonpublic personal information.

When information is shared with third parties, they are not permitted to use the information for any purpose other than to assist our servicing of your account(s), including helping us improve the services we offer.

[1]	For purposes of this notice, the terms “shareholder” or “shareholders” includes both individual shareholders (both current and former) of the Sterling Capital Funds and individuals (such as beneficiaries, for example) whose nonpublic personal information is provided to the Sterling Capital Funds, even though they do not invest in Sterling Capital Funds shares.

INVESTMENT ADVISOR

Sterling Capital Management LLC

4350 Congress Street, Suite 1000

Charlotte, NC 28209

DISTRIBUTOR

Sterling Capital Distributors, LLC

3 Canal Plaza

Suite 100

Portland, ME 04101

LEGAL COUNSEL

Ropes  & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen  & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

STERLING
CAPITAL FUNDS

SC Funds 03.31.2024 | Sterling Capital Funds 2024©

Not A Deposit | Not FDIC Insured | Not Guaranteed By The Bank | Not Insured By Any Government Agency | May Lose Value

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	May 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	May 28, 2024

By (Signature and Title)	/s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal financial officer)

Date	May 28, 2024